As filed with the SEC on May 30, 2012.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – March 31, 2012

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of March 31, 2012 are attached.

TRANSAMERICA SERIES TRUST

Quarterly Schedules of Investments

March 31, 2012

Transamerica AEGON Active Asset Allocation - Conservative VP

Transamerica AEGON Active Asset Allocation - Moderate VP

Transamerica AEGON Active Asset Allocation - Moderate Growth VP

Transamerica AEGON High Yield Bond VP

Transamerica AEGON Money Market VP

Transamerica AEGON U.S. Government Securities VP

Transamerica AllianceBernstein Dynamic Allocation VP

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Transamerica BlackRock Global Allocation VP

Transamerica BlackRock Large Cap Value VP

Transamerica BlackRock Tactical Allocation VP

Transamerica Clarion Global Real Estate Securities VP

Transamerica Efficient Markets VP

Transamerica Hanlon Balanced VP

Transamerica Hanlon Growth VP

Transamerica Hanlon Growth and Income VP

Transamerica Hanlon Income VP

Transamerica Index 35 VP

Transamerica Index 50 VP

Transamerica Index 75 VP

Transamerica Index 100 VP

Transamerica International Moderate Growth VP

Transamerica Janus Balanced VP

Transamerica Jennison Growth VP

Transamerica JPMorgan Core Bond VP

Transamerica JPMorgan Enhanced Index VP

Transamerica JPMorgan Mid Cap Value VP

Transamerica JPMorgan Tactical Allocation VP

Transamerica Madison Balanced Allocation VP

Transamerica Madison Conservative Allocation VP

Transamerica Madison Diversified Income VP

Transamerica Madison Large Cap Growth VP

Transamerica Madison Moderate Growth Allocation VP

Transamerica MFS International Equity VP

Transamerica Morgan Stanley Active International Allocation VP

Transamerica Morgan Stanley Capital Growth VP

Transamerica Morgan Stanley Mid-Cap Growth VP

Transamerica Multi-Managed Balanced VP

Transamerica Multi Managed Large Cap Core VP

Transamerica PIMCO Real Return TIPS VP

Transamerica PIMCO Total Return VP

Transamerica ProFund UltraBear VP

Transamerica Systematic Small/Mid Cap Value VP

Transamerica T. Rowe Price Small Cap VP

Transamerica Third Avenue Value VP

Transamerica WMC Diversified Growth II VP

Transamerica WMC Diversified Growth VP

Transamerica BlackRock Global Allocation VP invests all of its investable assets in BlackRock Global Allocation V.I. which is located in this report.

Transamerica AEGON Active Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.5%
Capital Markets - 76.9%
Vanguard Extended Market ETF	24,402	$1,448
Vanguard Intermediate-Term Bond ETF	277,938	24,169
Vanguard Intermediate-Term Corporate Bond ETF	66,755	5,591
Vanguard Long-Term Bond ETF	80,258	7,136
Vanguard MSCI EAFE ETF	108,626	3,697
Vanguard S&P 500 ETF	101,453	6,531
Vanguard Short-Term Bond ETF	278,990	22,584
Vanguard Short-Term Government Bond ETF	27,637	1,682
Vanguard Total Bond Market ETF	439,070	36,565
Vanguard Total Stock Market ETF	109,783	7,933
Emerging Market - Equity - 2.8%
Vanguard MSCI Emerging Markets ETF	99,637	4,331
Growth - Large Cap - 6.9%
Vanguard Growth ETF ^	147,680	10,481
Growth - Small Cap - 1.8%
Vanguard Small-Capital ETF ^	35,145	2,767
Region Fund - Asian Pacific - 1.4%
Vanguard MSCI Pacific ETF	40,647	2,160
Region Fund - European - 2.8%
Vanguard MSCI European ETF ^	92,525	4,264
Value - Large Cap - 6.9%
Vanguard Value ETF ^	181,741	10,483

Total Investment Companies (cost $148,464)		151,822

SECURITIES LENDING COLLATERAL - 3.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	5,556,906	5,557
Total Securities Lending Collateral (cost $5,557)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $1,746 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $1,781.	$1,746	$1,746
Total Repurchase Agreement (cost $1,746)

Total Investment Securities (cost $155,767) P		159,125
Other Assets and Liabilities - Net		(6,375)

Net Assets		$152,750

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $5,425.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $155,767. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,696 and $338, respectively. Net unrealized appreciation for tax purposes is $3,358.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$151,822	$—	$—	$151,822
Repurchase Agreement	—	1,746	—	1,746
Securities Lending Collateral	5,557	—	—	5,557

Total	$157,379	$1,746	$—	$159,125

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AEGON Active Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 97.4%
Capital Markets - 66.4%
Vanguard Extended Market ETF ^	18,458	$1,095
Vanguard Intermediate-Term Bond ETF	116,797	10,157
Vanguard Intermediate-Term Corporate Bond ETF	31,667	2,652
Vanguard Long-Term Bond ETF	34,379	3,057
Vanguard MSCI EAFE ETF	86,190	2,933
Vanguard S&P 500 ETF	73,964	4,761
Vanguard Short-Term Bond ETF	116,535	9,434
Vanguard Short-Term Government Bond ETF	7,843	477
Vanguard Total Bond Market ETF	184,275	15,347
Vanguard Total Stock Market ETF ^	80,266	5,800
Emerging Market - Equity - 4.2%
Vanguard MSCI Emerging Markets ETF	81,210	3,530
Growth - Large Cap - 9.1%
Vanguard Growth ETF ^	107,920	7,659
Growth - Small Cap - 2.4%
Vanguard Small-Capital ETF ^	25,688	2,022
Region Fund - Asian Pacific - 2.1%
Vanguard MSCI Pacific ETF	32,640	1,734
Region Fund - European - 4.1%
Vanguard MSCI European ETF ^	75,404	3,475
Value - Large Cap - 9.1%
Vanguard Value ETF ^	133,001	7,672

Total Investment Companies (cost $79,988)		81,805

SECURITIES LENDING COLLATERAL - 9.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	8,301,298	8,301
Total Securities Lending Collateral (cost $8,301)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 4.1%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $3,462 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $3,531.	$3,462	$3,462
Total Repurchase Agreement (cost $3,462)

Total Investment Securities (cost $91,751) P		93,568
Other Assets and Liabilities - Net		(9,609)

Net Assets		$83,959

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $8,126.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $91,751. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,988 and $171, respectively. Net unrealized appreciation for tax purposes is $1,817.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$81,805	$—	$—	$81,805
Repurchase Agreement	—	3,462	—	3,462
Securities Lending Collateral	8,301	—	—	8,301

Total	$90,106	$3,462	$—	$93,568

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AEGON Active Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.5%
Capital Markets - 54.1%
Vanguard Extended Market ETF ^	48,992	$2,907
Vanguard Intermediate-Term Bond ETF	122,311	10,636
Vanguard Intermediate-Term Corporate Bond ETF	39,620	3,318
Vanguard Long-Term Bond ETF	34,584	3,075
Vanguard MSCI EAFE ETF	224,114	7,627
Vanguard S&P 500 ETF	192,645	12,401
Vanguard Short-Term Bond ETF	124,223	10,056
Vanguard Short-Term Government Bond ETF	5,950	362
Vanguard Total Bond Market ETF	196,697	16,381
Vanguard Total Stock Market ETF	210,248	15,193
Emerging Market - Equity - 6.2%
Vanguard MSCI Emerging Markets ETF	214,170	9,310
Growth - Large Cap - 13.2%
Vanguard Growth ETF ^	281,956	20,010
Growth - Small Cap - 3.5%
Vanguard Small-Capital ETF ^	66,708	5,251
Region Fund - Asian Pacific - 3.1%
Vanguard MSCI Pacific ETF	87,483	4,649
Region Fund - European - 6.1%
Vanguard MSCI European ETF	198,907	9,168
Value - Large Cap - 13.3%
Vanguard Value ETF ^	350,352	20,208

Total Investment Companies (cost $140,467)		150,552

SECURITIES LENDING COLLATERAL - 2.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	3,108,475	3,108
Total Securities Lending Collateral (cost $3,108)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $1,467 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $1,497.	$1,467	$1,467
Total Repurchase Agreement (cost $1,467)

Total Investment Securities (cost $ 145,042) P		155,127
Other Assets and Liabilities - Net		(3,952)

Net Assets		$151,175

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $3,040.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $145,042. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,286 and $201, respectively. Net unrealized appreciation for tax purposes is $10,085.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$150,552	$—	$—	$150,552
Repurchase Agreement	—	1,467	—	1,467
Securities Lending Collateral	3,108	—	—	3,108

Total	$153,660	$1,467	$—	$155,127

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
CORPORATE DEBT SECURITIES - 91.2%
Aerospace & Defense - 1.1%
Bombardier, Inc.
7.50%, 03/15/2018 - 144A	$140	$154
7.75%, 03/15/2020 - 144A	400	446
Hexcel Corp.
6.75%, 02/01/2015	192	194
Spirit Aerosystems, Inc.
6.75%, 12/15/2020 ^	330	357
7.50%, 10/01/2017	735	792
Triumph Group, Inc.
8.63%, 07/15/2018 ^	630	706
Airlines - 0.4%
Continental Airlines Pass-Through Trust
Series 2007-1, Class B
6.90%, 04/19/2022	265	269
U.S. Airways Pass-Through Trust
Series 2010-1, Class A
6.25%, 04/22/2023	581	590
Auto Components - 0.2%
Lear Corp.
7.88%, 03/15/2018	365	398
8.13%, 03/15/2020	140	156
Automobiles - 1.5%
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 06/15/2019 ^	1,600	1,608
8.25%, 06/15/2021 ^	930	939
General Motors Corp. (Escrow Shares)
7.20%, 01/15/2049	805	♦
Jaguar Land Rover PLC
7.75%, 05/15/2018 - 144A	200	205
8.13%, 05/15/2021 - 144A ^	745	764
Beverages - 1.5%
Constellation Brands, Inc.
7.25%, 09/01/2016 - 05/15/2017	1,750	1,982
Cott Beverages, Inc.
8.13%, 09/01/2018 ^	415	449
8.38%, 11/15/2017	1,050	1,135
Building Products - 2.7%
Associated Materials LLC
9.13%, 11/01/2017 ^	1,372	1,334
Euramax International, Inc.
9.50%, 04/01/2016 ^	1,450	1,327
Ply Gem Industries, Inc.
8.25%, 02/15/2018 ^	3,332	3,353
13.13%, 07/15/2014	510	515
Chemicals - 1.4%
Huntsman International LLC
8.63%, 03/15/2020 - 03/15/2021 ^	1,200	1,344
LyondellBasell Industries NV
5.00%, 04/15/2019 - 144A	305	305
NOVA Chemicals Corp.
3.78%, 11/15/2013 *	50	50
8.38%, 11/01/2016	1,090	1,210
8.63%, 11/01/2019	410	467
Commercial Banks - 1.6%
CIT Group, Inc.
5.25%, 03/15/2018 ^	185	189
7.00%, 05/04/2015 - 05/02/2016 - 144A	1,425	1,427

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
CIT Group, Inc. (continued)
7.00%, 05/02/2017 - 144A ^	$2,250	$2,257
Commercial Services & Supplies - 2.5%
Ceridian Corp.
11.25%, 11/15/2015 ^	313	282
12.25%, 11/15/2015 Ω	2,150	1,941
EnergySolutions, Inc. / EnergySolutions LLC
10.75%, 08/15/2018	1,419	1,465
GCB Quebecor World (Escrow Shares)
6.13%, 11/15/2013	690	♦
International Lease Finance Corp.
8.63%, 09/15/2015	1,100	1,210
KAR Auction Services, Inc.
4.55%, 05/01/2014 *	599	598
UR Financing Escrow Corp.
7.38%, 05/15/2020 - 144A	580	593
Computers & Peripherals - 0.7%
Seagate HDD Cayman
6.88%, 05/01/2020	940	1,000
7.75%, 12/15/2018	640	701
Consumer Finance - 2.2%
Ally Financial, Inc.
6.75%, 12/01/2014	900	943
8.00%, 03/15/2020 ^	650	723
Springleaf Finance Corp.
6.90%, 12/15/2017	4,670	3,642
Containers & Packaging - 1.6%
Cascades, Inc.
7.88%, 01/15/2020 ^	750	741
Graphic Packaging International, Inc.
7.88%, 10/01/2018	900	997
9.50%, 06/15/2017	200	222
Packaging Dynamics Corp.
8.75%, 02/01/2016 - 144A	1,100	1,155
Sealed Air Corp.
8.13%, 09/15/2019 - 144A	570	629
Diversified Consumer Services - 1.4%
Ford Holdings LLC
9.30%, 03/01/2030	1,625	2,097
Service Corp., International
7.00%, 06/15/2017 ^	1,160	1,296
Diversified Financial Services - 4.3%
Bank of America Corp. - Series K
8.00%, 01/30/2018 * Ž ^	2,610	2,677
Ford Motor Credit Co., LLC
3.88%, 01/15/2015 ^	1,500	1,516
5.00%, 05/15/2018	475	492
5.88%, 08/02/2021	500	539
International Lease Finance Corp.
8.25%, 12/15/2020 ^	900	990
JPMorgan Chase & Co. - Series 1
7.90%, 04/30/2018 * Ž	819	897
Marina District Finance Co., Inc.
9.50%, 10/15/2015 ^	1,300	1,186
9.88%, 08/15/2018 ^	845	758
Nuveen Investments, Inc.
10.50%, 11/15/2015 ^	1,332	1,380

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Telecommunication Services - 6.0%
Cincinnati Bell, Inc.
8.38%, 10/15/2020 ^	$1,125	$1,131
8.75%, 03/15/2018 ^	500	467
Clearwire Communications LLC/Clearwire Finance, Inc.
14.75%, 12/01/2016 - 144A	25	27
Frontier Communications Corp.
8.25%, 04/15/2017 ^	465	500
9.00%, 08/15/2031	2,460	2,386
Hughes Satellite Systems Corp.
6.50%, 06/15/2019 ^	695	726
7.63%, 06/15/2021 ^	130	139
Intelsat Jackson Holdings SA
9.50%, 06/15/2016	1,500	1,568
Intelsat Luxembourg SA
11.50%, 02/04/2017 - 144A	500	515
Level 3 Financing, Inc.
8.13%, 07/01/2019 - 144A	1,735	1,791
8.63%, 07/15/2020 - 144A ^	250	263
PAETEC Holding Corp.
8.88%, 06/30/2017	215	233
Sprint Capital Corp.
8.75%, 03/15/2032	1,475	1,265
Windstream Corp.
7.50%, 04/01/2023	3,290	3,388
Electric Utilities - 3.8%
AES Red Oak LLC - Series B
9.20%, 11/30/2029	1,405	1,510
Elwood Energy LLC
8.16%, 07/05/2026	1,747	1,778
Homer City Funding LLC
8.14%, 10/01/2019	473	449
8.73%, 10/01/2026	2,985	2,836
Intergen NV
9.00%, 06/30/2017 - 144A	1,400	1,474
LSP Energy, LP/LSP Batesville Funding Corp.
8.16%, 07/15/2025	1,250	1,041
Electronic Equipment & Instruments - 0.5%
NXP BV / NXP Funding LLC
9.75%, 08/01/2018 - 144A	1,150	1,300
Energy Equipment & Services - 1.2%
Atwood Oceanics, Inc.
6.50%, 02/01/2020	295	310
Chesapeake Midstream Partners, LP / CHKM Finance Corp.
6.13%, 07/15/2022 - 144A	400	403
Stallion Oilfield Holdings, Ltd.
10.50%, 02/15/2015	2,045	2,203
Food & Staples Retailing - 1.2%
Rite Aid Corp.
7.50%, 03/01/2017	1,500	1,531
7.70%, 02/15/2027	81	75
9.50%, 06/15/2017 ^	105	105
10.38%, 07/15/2016	125	133
SUPERVALU, Inc.
8.00%, 05/01/2016 ^	893	935

	Principal (000’s)	Value (000’s)
Food Products - 1.6%
Dole Food Co., Inc.
8.00%, 10/01/2016 - 144A	$880	$924
Harmony Foods Corp.
10.00%, 05/01/2016 - 144A	168	173
Pilgrim’s Pride Corp.
7.88%, 12/15/2018	420	419
Post Holdings, Inc.
7.38%, 02/15/2022 - 144A ^	670	702
Simmons Foods, Inc.
10.50%, 11/01/2017 - 144A	1,620	1,561
Health Care Equipment & Supplies - 0.7%
Accellent, Inc.
8.38%, 02/01/2017	675	678
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/2018 - 144A ^	1,055	1,096
Health Care Providers & Services - 5.4%
CHS/Community Health Systems, Inc.
8.00%, 11/15/2019 - 144A^	2,455	2,537
8.88%, 07/15/2015 ^	1,316	1,364
DaVita, Inc.
6.38%, 11/01/2018 ^	1,525	1,597
Fresenius Medical Care U.S. Finance II, Inc.
5.63%, 07/31/2019 - 144A	730	752
5.88%, 01/31/2022 - 144A	200	206
GCB U.S. Oncology, Inc. (Escrow Shares)
0.00%, 08/15/2017	1,650	33
HCA, Inc.
6.38%, 01/15/2015 ^	600	633
6.50%, 02/15/2020	570	599
7.50%, 02/15/2022 ^	1,200	1,278
7.88%, 02/15/2020 ^	900	989
HealthSouth Corp.
7.75%, 09/15/2022 ^	1,645	1,776
LifePoint Hospitals, Inc.
6.63%, 10/01/2020 ^	1,095	1,161
Hotels, Restaurants & Leisure - 5.6%
Ameristar Casinos, Inc.
7.50%, 04/15/2021 ^	1,350	1,416
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018	1,850	1,428
11.25%, 06/01/2017	285	311
12.75%, 04/15/2018	1,910	1,656
GWR Operating Partnership LLP
10.88%, 04/01/2017	1,670	1,826
MGM Resorts International
7.50%, 06/01/2016 ^	1,010	1,040
10.00%, 11/01/2016 ^	505	566
10.38%, 05/15/2014	170	193
11.13%, 11/15/2017	760	860
11.38%, 03/01/2018 ^	1,695	2,014
Pinnacle Entertainment, Inc.
7.75%, 04/01/2022 ^	75	79
Royal Caribbean Cruises, Ltd.
7.00%, 06/15/2013	125	131
7.25%, 06/15/2016 ^	350	378
Seneca Gaming Corp.
8.25%, 12/01/2018 - 144A	600	614

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Hotels, Restaurants & Leisure (continued)
Wynn Las Vegas LLC
7.75%, 08/15/2020 ^	$935	$1,027
Household Durables - 4.3%
Beazer Homes USA, Inc.
9.13%, 06/15/2018 ^	1,252	1,094
12.00%, 10/15/2017 ^	2,341	2,550
Jarden Corp.
7.50%, 01/15/2020	840	911
K. Hovnanian Enterprises, Inc.
8.63%, 01/15/2017	800	466
10.63%, 10/15/2016 ^	1,125	1,017
KB Home
9.10%, 09/15/2017 ^	1,455	1,520
Meritage Homes Corp.
6.25%, 03/15/2015	355	359
7.00%, 04/01/2022 - 144A	500	501
7.15%, 04/15/2020	922	950
Standard Pacific Corp.
8.38%, 05/15/2018	225	239
8.38%, 01/15/2021 ^	825	866
Household Products - 1.3%
Reynolds Group Issuer, Inc.
6.88%, 02/15/2021 - 144A	100	104
7.13%, 04/15/2019 - 144A	575	599
8.25%, 02/15/2021 - 144A	180	169
9.00%, 04/15/2019 - 144A	1,475	1,453
9.88%, 08/15/2019 - 144A	750	767
Independent Power Producers & Energy Traders - 3.7%
Calpine Corp.
7.25%, 10/15/2017 - 144A ^	575	610
7.88%, 07/31/2020 - 01/15/2023 - 144A	1,325	1,437
Dynegy Holdings LLC
7.50%, 06/01/2015 ‡	1,495	987
7.75%, 06/01/2019 ‡	3,520	2,313
Edison Mission Energy
7.20%, 05/15/2019 ^	1,075	667
NRG Energy, Inc.
7.63%, 01/15/2018 - 05/15/2019	1,765	1,747
7.88%, 05/15/2021 ^	725	696
8.25%, 09/01/2020 ^	300	296
8.50%, 06/15/2019 ^	250	252
Insurance - 2.2%
Genworth Financial, Inc.
6.15%, 11/15/2066 *	1,075	726
Liberty Mutual Group, Inc.
10.75%, 06/15/2058 - 144A *	1,275	1,705
Lincoln National Corp.
7.00%, 05/17/2066 *	2,875	2,782
IT Services - 1.1%
SunGard Data Systems, Inc.
7.38%, 11/15/2018	850	903
7.63%, 11/15/2020 ^	1,632	1,742
Machinery - 0.7%
Dynacast International LLC
9.25%, 07/15/2019 - 144A	635	664
Navistar International Corp.
8.25%, 11/01/2021 ^	1,038	1,131

	Principal (000’s)	Value (000’s)
Media - 7.3%
Cablevision Systems Corp.
7.75%, 04/15/2018 ^	$478	$500
8.00%, 04/15/2020 ^	769	813
8.63%, 09/15/2017 ^	478	520
CCO Holdings LLC / CCO Holdings Capital Corp.
6.50%, 04/30/2021 ^	550	569
7.25%, 10/30/2017	685	735
7.38%, 06/01/2020 ^	500	543
7.88%, 04/30/2018 ^	1,390	1,500
Cequel Communications Holdings I LLC and
Cequel Capital Corp.
8.63%, 11/15/2017 - 144A ^	1,160	1,246
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020 - 144A ^	1,355	1,326
9.25%, 12/15/2017	150	164
Clear Channel Worldwide Holdings, Inc. - Series B
9.25%, 12/15/2017 ^	1,825	2,000
DISH DBS Corp.
7.75%, 05/31/2015 ^	1,305	1,483
7.88%, 09/01/2019	800	920
Univision Communications, Inc.
6.88%, 05/15/2019 - 144A	520	527
7.88%, 11/01/2020 - 144A	695	730
8.50%, 05/15/2021 - 144A ^	1,385	1,371
WMG Acquisition Corp.
9.50%, 06/15/2016	1,500	1,634
11.50%, 10/01/2018 - 144A ^	840	899
Metals & Mining - 1.6%
AK Steel Corp.
8.38%, 04/01/2022 ^	1,290	1,251
FMG Resources August 2006 Pty, Ltd.
6.00%, 04/01/2017 - 144A ^	235	233
8.25%, 11/01/2019 - 144A ^	865	908
Thompson Creek Metals Co., Inc.
7.38%, 06/01/2018	175	163
U.S. Steel Corp.
6.65%, 06/01/2037 ^	1,390	1,168
7.50%, 03/15/2022 ^	190	190
Multiline Retail - 1.2%
Bon-Ton Department Stores, Inc.
10.25%, 03/15/2014	1,188	1,036
JC Penney Corp., Inc.
7.13%, 11/15/2023	775	811
7.40%, 04/01/2037	660	644
7.95%, 04/01/2017	300	335
Multi-Utilities - 0.5%
Puget Energy, Inc.
6.00%, 09/01/2021 ^	1,050	1,117
Oil, Gas & Consumable Fuels - 7.5%
Arch Coal, Inc.
7.00%, 06/15/2019 - 144A ^	200	185
7.25%, 06/15/2021 - 144A ^	465	429
8.75%, 08/01/2016 ^	300	315
Chesapeake Energy Corp.
6.13%, 02/15/2021 ^	200	198
6.63%, 08/15/2020 ^	901	917

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp. (continued)
6.78%, 03/15/2019 ^	$960	$952
9.50%, 02/15/2015 ^	600	687
Cimarex Energy Co.
5.88%, 05/01/2022	125	128
Connacher Oil and Gas, Ltd.
8.50%, 08/01/2019 - 144A	925	925
Consol Energy, Inc.
6.38%, 03/01/2021	240	229
8.00%, 04/01/2017	225	235
8.25%, 04/01/2020	570	596
Continental Resources, Inc.
5.00%, 09/15/2022 - 144A	351	353
7.13%, 04/01/2021	350	389
8.25%, 10/01/2019	740	827
El Paso Corp.
7.25%, 06/01/2018	1,450	1,622
Energy Transfer Equity, LP
7.50%, 10/15/2020	1,670	1,853
GMX Resources, Inc.
11.00%, 12/01/2017 - 144A	619	510
Kinder Morgan Finance Co., ULC
5.70%, 01/05/2016 ^	1,125	1,186
Linn Energy LLC/Linn Energy Finance Corp.
7.75%, 02/01/2021 ^	900	933
8.63%, 04/15/2020	770	830
Newfield Exploration Co.
6.63%, 04/15/2016	500	511
6.88%, 02/01/2020 ^	575	602
Pioneer Natural Resources Co.
6.65%, 03/15/2017	800	915
6.88%, 05/01/2018	585	688
Plains Exploration & Production Co.
6.75%, 02/01/2022	325	340
SM Energy Co.
6.50%, 11/15/2021	810	863
Paper & Forest Products - 0.6%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015 - 144A	175	135
Westvaco Corp.
7.95%, 02/15/2031	125	135
8.20%, 01/15/2030	1,000	1,108
Pharmaceuticals - 1.2%
Mylan, Inc.
7.63%, 07/15/2017 - 144A	468	515
7.88%, 07/15/2020 - 144A	565	630
Valeant Pharmaceuticals International, Inc.
6.75%, 08/15/2021 - 144A	900	875
6.88%, 12/01/2018 - 144A	550	554
7.00%, 10/01/2020 - 144A	300	299
Real Estate Investment Trusts - 1.6%
Host Hotels & Resorts, LP
5.88%, 06/15/2019 ^	1,150	1,212
6.00%, 10/01/2021 - 144A	500	534
9.00%, 05/15/2017	340	376
Weyerhaeuser Co.
7.38%, 03/15/2032 ^	1,520	1,619

	Principal (000’s)	Value (000’s)
Real Estate Management & Development - 0.2%
Realogy Corp.
11.50%, 04/15/2017 ^	$576	$543
Road & Rail - 1.1%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
8.25%, 01/15/2019 ^	275	287
9.75%, 03/15/2020	995	1,087
Hertz Corp.
6.75%, 04/15/2019 ^	350	362
7.50%, 10/15/2018	920	976
Semiconductors & Semiconductor Equipment - 0.7%
Freescale Semiconductor, Inc.
9.25%, 04/15/2018 - 144A	1,200	1,314
10.13%, 03/15/2018 - 144A ^	336	375
Software - 1.6%
First Data Corp.
7.38%, 06/15/2019 - 144A	260	265
8.75%, 01/15/2022 - 144A ^	500	483
12.63%, 01/15/2021 ^	2,760	2,766
Lawson Software, Inc.
9.38%, 04/01/2019 - 144A	445	451
Specialty Retail - 0.4%
Brookstone Co., Inc.
13.00%, 10/15/2014 - 144A	272	220
Claire’s Stores, Inc.
9.00%, 03/15/2019 - 144A ^	155	160
9.63%, 06/01/2015	600	514
Textiles, Apparel & Luxury Goods - 1.0%
Jones Group, Inc.
6.13%, 11/15/2034	1,300	991
Levi Strauss & Co.
8.88%, 04/01/2016 ^	1,075	1,110
PVH Corp.
7.38%, 05/15/2020 ^	360	397
Wireless Telecommunication Services - 2.3%
Cricket Communications, Inc.
7.75%, 05/15/2016 ^	660	696
7.75%, 10/15/2020	940	924
Nextel Communications, Inc. - Series D
7.38%, 08/01/2015	450	434
Sprint Nextel Corp.
8.38%, 08/15/2017 ^	2,095	2,022
9.00%, 11/15/2018 - 144A	570	626
9.25%, 04/15/2022	917	896

Total Corporate Debt Securities (cost $212,986)		219,759

	Shares	Value (000’s)
PREFERRED STOCKS - 1.5%
Consumer Finance - 1.0%
Ally Financial, Inc., 7.00% - 144A	882	735
Ally Financial, Inc., 8.50%	76,000	1,649
Diversified Financial Services - 0.5%
GMAC Capital Trust I, 8.13% *	50,500	1,167

Total Preferred Stocks (cost $3,421)		3,551

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 0.0% ¥
Automobiles - 0.0% ¥
General Motors Co. ‡^	3,292	$85
Commercial Services & Supplies - 0.0% ¥
Quad/Graphics, Inc. ^	89	1

Total Common Stocks (cost $121)		86

WARRANTS - 0.0% ¥
Automobiles - 0.0% ¥
General Motors Co. ‡
Expiration: 07/10/2016
Exercise Price: $10.00	58	1
General Motors Co. ‡
Expiration: 07/10/2019
Exercise Price: $18.33	58	1

Total Warrants (cost $-)		2

SECURITIES LENDING COLLATERAL - 25.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	61,052,113	61,052
Total Securities Lending Collateral (cost $61,052)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 5.1%
State Street Bank & Trust Co. 0.03% ▲, dated03/30/2012, to be repurchased at $12,304 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 12/01/2026, and with a value of $12,554.	$12,304	$12,304
Total Repurchase Agreement (cost $12,304)

Total Investment Securities (cost $289,884)P		296,754
Other Assets and Liabilities - Net		(55,655)

Net Assets		$241,099

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $59,813.
Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $1.041, or 0.43%, of the fund’s net assets.
*	Floating or variable rate note. Rate is listed as of 03/30/2012.
Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
Ž	The security has a perpetual maturity. The date shown is the next call date.
In default.
¥	Percentage rounds to less than 0.1%.
‡	Non-income producing security.
♦	Amount is less than 1.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $289,884. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,276 and $3,406, respectively. Net unrealized appreciation for tax purposes is $6,870.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2012, these securities aggregated $46,658, or 19.35%, of the fund’s net assets.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AEGON High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 03/31/2012
Common Stocks	$86	$—		$—	$86
Corporate Debt Securities	—	219,759		♦	219,759
Preferred Stocks	3,551	—		—	3,551
Repurchase Agreement	—	12,304		—	12,304
Securities Lending Collateral	61,052	—		—	61,052
Warrants	2	—		—	2

Total	$64,691	$232,063	$	♦	$296,754

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2011		Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012
Corporate Debt Securities	$	♦	$—	$—	$—	$—	$—	$—	$—	$	♦	—

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended 3/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Total aggregate market value of Level 3 is less than 0.01% of the fund’s net assets.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AEGON Money Market VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
COMMERCIAL PAPER ▲ - 73.5%
Beverages - 1.0%
Coca-Cola Co.
0.20%, 07/18/2012	$6,400	$6,396
Commercial Banks - 22.6%
Australia & New Zealand Banking Group, Ltd.
0.53%, 06/29/2012	12,000	11,984
Credit Suisse
0.35%, 06/29/2012	6,400	6,394
Mizuho Funding LLC
0.38%, 05/22/2012	11,300	11,294
0.43%, 04/24/2012	13,700	13,696
National Australia Funding Delaware, Inc.
0.15%, 05/01/2012 - 144A	8,700	8,699
Skandinaviska Enskilda Banken AB
0.32%, 05/15/2012 - 144A	13,000	12,995
0.38%, 04/23/2012	7,070	7,068
0.51%, 06/06/2012 - 144A	1,900	1,898
Standard Chartered Bank
0.35%, 04/13/2012	1,500	1,500
0.41%, 05/25/2012 - 144A	9,500	9,494
0.46%, 05/10/2012	7,300	7,296
0.52%, 04/10/2012	10,000	9,999
Sumitomo Mitsui Banking Corp.
0.16%, 04/18/2012 - 144A	11,200	11,199
0.41%, 04/25/2012	15,500	15,497
Svenska Handelsbanken, Inc.
0.51%, 04/03/2012	3,000	3,000
Westpac Banking Corp.
0.30%, 05/03/2012	6,000	5,998
Consumer Finance - 3.6%
Toyota Motor Credit Corp.
0.22%, 05/18/2012	5,000	4,999
0.28%, 07/06/2012	7,000	6,995
0.29%, 05/21/2012	10,000	9,995
Diversified Financial Services - 43.7%
Alpine Securitization Corp.
0.18%, 04/04/2012 - 144A	14,500	14,500
Chariot Funding LLC
0.20%, 06/22/2012 - 144A	8,500	8,496
General Electric Capital Corp.
0.18%, 06/06/2012	7,100	7,098
0.28%, 07/16/2012	9,600	9,592
ING US Funding LLC
0.18%, 04/30/2012	2,000	2,000
Jupiter Securitization Co. LLC
0.25%, 04/02/2012	10,000	10,000
Mont Blanc Capital Corp.
0.34%, 05/23/2012 - 144A	15,000	14,992
Nieuw Amsterdam Receivables Corp.
0.18%, 04/02/2012 - 144A	2,700	2,700
0.25%, 05/02/2012 - 144A	6,500	6,499
0.26%, 04/11/2012	3,511	3,511
Nordea North America, Inc.
0.27%, 06/01/2012	7,000	6,997
0.45%, 04/05/2012	16,000	15,998
Rabobank USA Financial Corp.
0.20%, 04/10/2012	1,300	1,300
0.37%, 06/22/2012	15,000	14,988
0.39%, 06/25/2012	7,400	7,393

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Regency Markets No. 1 LLC
0.19%, 04/04/2012 - 144A	$14,000	$14,000
0.20%, 04/11/2012 - 144A	4,500	4,500
Salisbury Receivables Co. LLC
0.20%, 04/17/2012 - 144A	1,900	1,900
Sheffield Receivables Corp.
0.25%, 05/09/2012 - 144A	10,500	10,497
0.46%, 04/24/2012	12,000	11,996
Solitaire Funding LLC
0.38%, 06/06/2012 - 144A	9,200	9,194
Straight-A Funding LLC
0.10%, 04/18/2012 - 144A	8,000	8,000
0.11%, 04/23/2012 - 144A	15,000	14,998
0.12%, 04/03/2012 - 144A	17,008	17,007
0.13%, 04/13/2012 - 04/20/2012 - 144A	25,647	25,645
Victory Receivables Corp.
0.17%, 04/23/2012 - 05/01/2012 - 144A	23,000	22,998
Metals & Mining - 2.6%
BHP Billiton Finance USA, Ltd.
0.13%, 04/03/2012 - 04/10/2012	16,000	16,000

Total Commercial Paper (cost $449,195)		449,195

CERTIFICATES OF DEPOSIT ▲ - 8.7%
Commercial Banks - 8.7%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.38%, 05/03/2012	23,000	23,000
Svenska Handelsbanken AB
0.28%, 06/12/2012	10,000	10,000
0.30%, 04/18/2012	10,200	10,200
Toronto-Dominion Bank
0.17%, 05/01/2012	10,000	10,000

Total Certificates of Deposit (cost $53,200)		53,200

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS ▲ - 1.9%
Freddie Mac
0.09%, 04/11/2012	7,500	7,500
U.S. Treasury Bill
0.10%, 06/21/2012	3,900	3,899

Total Short-Term U.S. Government Obligations (cost $11,399)		11,399

REPURCHASE AGREEMENTS - 15.9%
Goldman Sachs
0.15%, ▲ dated 03/30/2012, to be repurchased at $32,000 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 03/01/2027, with a value of $32,564.	32,000	32,000
JPMorgan Securities, Inc.
0.15%, ▲ dated 03/30/2012, to be repurchased at $65,000 on 04/02/2012. Collateralized by U.S. Government Agency Obligations, 0.10% - 8.00%, due 12/25/2032 - 11/25/2041, with a total value of $65,001.	65,000	65,000

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AEGON Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENTS (continued)
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $388 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 3.00%, due 11/25/2040, and with a value of $400.	$388	$388

Total Repurchase Agreements (cost $97,388)		97,388

Total Investment Securities (cost $611,182) P		611,182
Other Assets and Liabilities - Net		(160)

Net Assets		$611,022

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $611,182.

DEFINITION (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2012, these securities aggregated $220,211, or 36.04%, of the fund’s net assets.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Certificates of Deposit	$—	$53,200	$—	$53,200
Commercial Paper	—	449,195	—	449,195
Repurchase Agreements	—	97,388	—	97,388
Short-Term U.S. Government Obligations	—	11,399	—	11,399

Total	$—	$611,182	$—	$611,182

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AEGON U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 34.4%
U.S. Treasury Bond
3.13%, 11/15/2041	$2,400	$2,302
3.75%, 08/15/2041	28,485	30,795
7.63%, 02/15/2025	14,000	21,777
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	28,344	37,409
U.S. Treasury Note
0.25%, 02/28/2014 ^	17,000	16,975
0.50%, 10/15/2014	50,000	50,051
0.88%, 11/30/2016	26,650	26,538
0.88%, 01/31/2017 - 02/28/2017 ^	36,000	35,752
1.00%, 09/30/2016	9,000	9,030
1.38%, 09/30/2018	63,000	62,581

Total U.S. Government Obligations (cost $285,845)		293,210

U.S. GOVERNMENT AGENCY OBLIGATIONS - 38.3%
Fannie Mae
1.98%, 06/25/2021	4,886	4,975
2.68%, 10/09/2019 ▲ ^	12,575	9,725
3.22%, 02/01/2015	11,599	12,204
3.79%, 07/01/2013	1,294	1,322
4.50%, 03/25/2021	1,063	1,078
5.00%, 06/25/2019 - 04/25/2034	5,065	5,357
Fannie Mae, TBA
3.50%	28,000	28,752
5.00%	50,000	53,921
Freddie Mac
1.00%, 07/30/2014	10,000	10,130
2.72%, 11/29/2019 ▲	11,270	8,385
4.00%, 08/15/2028 - 02/15/2029	9,534	10,013
4.13%, 12/21/2012 - 09/27/2013	14,000	14,647
5.00%, 08/15/2012 - 11/15/2032	3,779	3,975
Ginnie Mae
3.28%, 02/16/2035	7,254	7,503
3.95%, 07/15/2025	7,950	8,437
4.00%, 08/20/2037	6,155	6,439
4.60%, 10/20/2061	9,682	10,789
4.65%, 08/20/2061	21,327	23,787
4.66%, 09/20/2061 - 10/20/2061	17,287	19,288
4.67%, 10/20/2061	17,219	19,251
4.68%, 10/20/2061	13,779	15,394
4.70%, 07/20/2061 - 12/20/2061	16,286	18,210
4.85%, 04/20/2061	5,196	5,816
4.86%, 03/20/2061	10,388	11,601
Overseas Private Investment Corp.
3.74%, 04/15/2015	6,416	6,581
5.14%, 12/15/2023	7,459	8,859

Total U.S. Government Agency Obligations (cost $318,015)		326,439

MORTGAGE-BACKED SECURITIES - 1.9%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *	7,000	7,208
BCAP LLC Trust
Series 2009-RR6, Class 2A1
5.10%, 08/26/2035 - 144A *	2,401	2,158

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2010-10, Class 4A1
4.00%, 01/25/2036 - 144A	$1,826	$1,869
Impac CMB Trust
Series 2007-A, Class A
0.49%, 05/25/2037 *	3,969	3,346
Jefferies & Co., Inc.
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	1,848	1,917

Total Mortgage-Backed Securities (cost $16,070)		16,498

ASSET-BACKED SECURITIES - 0.8%
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.48%, 03/20/2036 *	5,003	4,275
Series 2007-1, Class A4
0.60%, 03/20/2036 *	2,938	2,421

Total Asset-Backed Securities (cost $6,749)		6,696

PREFERRED CORPORATE DEBT SECURITIES - 0.9%
Commercial Banks - 0.5%
Fleet Capital Trust II
7.92%, 12/11/2026	4,500	4,523
Diversified Financial Services - 0.4%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A *	3,100	3,069

Total Preferred Corporate Debt Securities (cost $7,122)		7,592

CORPORATE DEBT SECURITIES - 17.2%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015 ^	BRL5,000	2,976
Capital Markets - 0.8%
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A ^	$3,150	3,188
Raymond James Financial, Inc.
8.60%, 08/15/2019 ^	3,000	3,644
Commercial Banks - 0.7%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	2,240	2,634
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž ^	2,200	2,794
State Street Capital Trust III
5.46%, 05/03/2012 * Ž ^	735	738
Commercial Services & Supplies - 0.4%
Exelis, Inc.
5.55%, 10/01/2021 - 144A	3,000	3,119
Construction Materials - 0.3%
Cemex Finance LLC
9.50%, 12/14/2016 - 144A ^	2,145	2,140
Consumer Finance - 2.5%
Ally Financial, Inc.
2.20%, 12/19/2012	22,000	22,309
Diversified Financial Services - 7.1%
Aviation Capital Group Corp.
7.13%, 10/15/2020 - 144A	5,000	5,020
Irish Life & Permanent PLC
3.60%, 01/14/2013 - 144A	4,000	3,880

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AEGON U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Premier Aircraft Leasing EXIM 1, Ltd.
3.55%, 04/10/2022	$8,681	$9,178
3.58%, 02/06/2022	8,422	8,946
Private Export Funding Corp.
2.80%, 05/15/2022	15,000	15,323
3.05%, 10/15/2014 ^	2,038	2,157
4.55%, 05/15/2015 ^	7,000	7,866
Stone Street Trust
5.90%, 12/15/2015 - 144A	5,000	5,023
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	3,750	4,229
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc.
5.80%, 03/15/2022	4,170	4,072
Energy Equipment & Services - 0.4%
Transocean, Inc.
5.05%, 12/15/2016	3,000	3,213
Insurance - 0.2%
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	1,000	1,295
Media - 0.3%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020 - 144A^	2,825	2,763
Metals & Mining - 0.9%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A ^	3,552	4,667
Xstrata Finance Canada, Ltd.
4.95%, 11/15/2021 - 144A ^	3,000	3,143
Oil, Gas & Consumable Fuels - 1.2%
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	3,000	3,238
Petrobras International Finance Co.
5.38%, 01/27/2021 ^	4,000	4,307
Southern Union Co.
7.60%, 02/01/2024	2,000	2,377
Real Estate Investment Trusts - 0.7%
Kilroy Realty, LP
5.00%, 11/03/2015 ^	4,000	4,262
Senior Housing Properties Trust
4.30%, 01/15/2016 ^	1,450	1,449
Wireless Telecommunication Services - 0.9%
Sprint Nextel Corp.
9.00%, 11/15/2018 - 144A ^	2,340	2,568
WCP Wireless Site Funding LLC/WCP
Wireless Site RE Funding LLC
4.14%, 11/15/2015 - 144A	4,820	4,945

Total Corporate Debt Securities (cost $143,595)		147,463

	Principal (000’s)	Value (000’s)
COMMERCIAL PAPER - 6.4%
Diversified Financial Services - 6.4%
Straight-A Funding LLC
0.19%, 04/18/2012 - 144A ▲	$55,000	$54,995
Total Commercial Paper (cost $54,995)
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 8.8%
U.S. Treasury Bill
0.13%, 09/13/2012 - 09/20/2012 ▲	75,000	74,950

Total Short-Term U.S. Government Obligations (cost $74,950)		74,950

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 8.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	76,312,985	76,313
Total Securities Lending Collateral (cost $76,313)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $6,319 on 04/02/2012. Collateralized by U.S. Government Agency Obligations, 4.00%, due 04/01/2025 - 05/01/2025, and with a total value of $6,446.	$6,319	6,319

Total Repurchase Agreement (cost $6,319)
Total Investment Securities (cost $989,973) P		1,010,475
Other Assets and Liabilities - Net		(155,977)

Net Assets		$854,498

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $74,622.
▲	Rate shown reflects the yield at 03/30/2012.
*	Floating or variable rate note. Rate is listed as of 03/30/2012.
Ž	The security has a perpetual maturity. The date shown is the next call date.
P	Aggregate cost for federal income tax purposes is $989,973. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $22,759 and $2,257, respectively. Net unrealized appreciation for tax purposes is $20,502.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AEGON U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2012, these securities aggregated $125,862, or 14.73%, of the fund’s net assets.
TBA	To Be Announced

CURRENCY ABBREVIATION:

BRL	Brazilian Real

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Asset-Backed Securities	$—	$6,696	$—	$6,696
Commercial Paper	—	54,995	—	54,995
Corporate Debt Securities	—	155,055	—	155,055
Mortgage-Backed Securities	—	16,498	—	16,498
Repurchase Agreement	—	6,319	—	6,319
Securities Lending Collateral	76,313	—	—	76,313
Short-Term U.S. Government Obligations	—	74,950	—	74,950
U.S. Government Agency Obligations	—	326,439	—	326,439
U.S. Government Obligations	—	293,210	—	293,210

Total	$76,313	$934,162	$—	$1,010,475

'

Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 18.0%
U.S. Treasury Bond
3.13%, 11/15/2041	$680	$652
3.75%, 08/15/2041	945	1,022
4.38%, 05/15/2040	5,080	6,105
5.38%, 02/15/2031 ^	2,800	3,765
U.S. Treasury Note
0.13%, 09/30/2013	2,305	2,299
0.25%, 11/30/2013	5,600	5,594
0.75%, 08/15/2013	1,530	1,540
0.88%, 11/30/2016	3,352	3,338
1.00%, 07/15/2013 - 09/30/2016	9,192	9,264
1.75%, 07/31/2015	5,636	5,844
2.00%, 11/15/2021	850	837
2.13%, 12/31/2015	3,570	3,756
2.63%, 11/15/2020	1,079	1,135
2.75%, 02/15/2019	1,113	1,199
3.13%, 10/31/2016	3,775	4,141
3.50%, 05/15/2020	1,687	1,897
3.63%, 02/15/2021	1,200	1,358

Total U.S. Government Obligations (cost $51,813)		53,746

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.5%
Fannie Mae
1.13%, 07/30/2012 ^	3,402	3,414
3.50%, 11/01/2025 - 03/01/2041	2,352	2,444
4.00%, 03/01/2024 - 02/01/2041	4,817	5,067
4.50%, 04/01/2025 - 08/01/2040	3,630	3,872
5.00%, 01/01/2013 - 08/01/2040	2,579	2,791
5.38%, 06/12/2017	855	1,030
5.50%, 12/01/2023 - 06/01/2038	3,121	3,412
6.00%, 03/01/2038 - 07/01/2039	1,640	1,815
6.50%, 11/01/2036 - 11/01/2038	1,216	1,366
6.63%, 11/15/2030	414	587
Freddie Mac
0.75%, 03/28/2013	2,120	2,131
4.00%, 11/01/2025 - 02/01/2041	1,574	1,649
4.50%, 05/01/2023 - 04/01/2041	4,341	4,607
4.75%, 11/17/2015	1,000	1,142
5.00%, 12/01/2038 - 04/01/2040	4,315	4,651
5.50%, 04/01/2038 - 10/01/2038	2,490	2,710
6.00%, 11/01/2037	236	260
6.75%, 03/15/2031	245	353
Ginnie Mae
4.00%, 12/15/2040 - 11/20/2041	1,655	1,780
4.50%, 06/15/2039 - 07/20/2041	3,715	4,053
5.00%, 08/15/2039 - 09/20/2041	2,355	2,601
5.50%, 04/15/2040	243	272
6.00%, 06/15/2037	264	298

Total U.S. Government Agency Obligations (cost $51,354)		52,305

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
European Investment Bank
1.75%, 09/14/2012 ^	95	96
4.88%, 02/15/2036	90	97
5.13%, 05/30/2017	85	100
Export Development Canada
3.50%, 05/16/2013	155	160

	Principal (000’s)	Value (000’s)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of Brazil
8.88%, 10/14/2019 ^	$247	$349
Republic of Israel
5.13%, 03/26/2019	310	342
United Mexican States
5.95%, 03/19/2019	290	348

Total Foreign Government Obligations (cost $1,415)		1,492

MORTGAGE-BACKED SECURITIES - 1.0%
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.36%, 04/15/2040 *	185	198
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2005-C1, Class A4
5.01%, 02/15/2038 *	185	201
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A4
5.55%, 04/10/2038 *	780	865
JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2006-CB15, Class A4
5.81%, 06/12/2043 *	180	203
Series 2006-CB16, Class A4
5.55%, 05/12/2045	180	201
Series 2006-CB17, Class A4
5.43%, 12/12/2043	185	205
Series 2007-C1, Class A4
5.72%, 02/15/2051	130	144
Series 2007-LD11, Class A4
5.82%, 06/15/2049 *	105	115
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
5.87%, 06/15/2038 *	500	569
Series 2006-C6, Class A4
5.37%, 09/15/2039	334	377

Total Mortgage-Backed Securities (cost $2,998)		3,078

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% ¥
State of California
7.60%, 11/01/2040	115	149
Total Municipal Government Obligation (cost $119)
PREFERRED CORPORATE DEBT SECURITY - 0.0% ¥
Commercial Banks - 0.0% ¥
Mellon Capital IV
6.24%, 06/20/2012 * Ž	115	96
Total Preferred Corporate Debt Security (cost $113)
CORPORATE DEBT SECURITIES - 10.4%
Aerospace & Defense - 0.1%
Boeing Co.
6.00%, 03/15/2019	180	221
Goodrich Corp.
3.60%, 02/01/2021	60	63
United Technologies Corp.
4.88%, 05/01/2015	85	95
Air Freight & Logistics - 0.0% ¥
United Parcel Service, Inc.
4.50%, 01/15/2013	50	52

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Beverages - 0.2%
Anheuser-Busch Cos. LLC
4.95%, 01/15/2014	$90	$96
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 02/15/2021 ^	110	123
5.38%, 01/15/2020	50	59
Bottling Group LLC
6.95%, 03/15/2014	85	95
Coca-Cola Co.
4.88%, 03/15/2019	50	57
Diageo Capital PLC
7.38%, 01/15/2014	85	95
PepsiCo, Inc.
3.00%, 08/25/2021	180	182
Biotechnology - 0.1%
Amgen, Inc.
5.70%, 02/01/2019	85	98
5.75%, 03/15/2040	140	152
Capital Markets - 0.7%
BP Capital Markets PLC
3.88%, 03/10/2015	95	102
Credit Suisse USA, Inc.
5.50%, 08/15/2013	90	95
5.85%, 08/16/2016 ^	95	107
Deutsche Bank AG
6.00%, 09/01/2017	90	102
Goldman Sachs Group, Inc.
5.25%, 10/15/2013	58	61
5.35%, 01/15/2016	95	101
6.00%, 06/15/2020	50	53
6.13%, 02/15/2033	95	94
7.50%, 02/15/2019	435	497
Jefferies Group, Inc.
6.88%, 04/15/2021	90	92
8.50%, 07/15/2019	20	22
Morgan Stanley
5.50%, 07/24/2020	200	195
Morgan Stanley - Series MTN
6.63%, 04/01/2018	420	442
UBS AG
5.88%, 07/15/2016	100	105
Chemicals - 0.1%
Dow Chemical Co.
4.25%, 11/15/2020	80	84
8.55%, 05/15/2019	80	105
E.I. du Pont de Nemours & Co.
4.25%, 04/01/2021 ^	200	225
5.88%, 01/15/2014	14	15
Lubrizol Corp.
8.88%, 02/01/2019	15	20
Commercial Banks - 0.8%
Barclays Bank PLC
5.14%, 10/14/2020	110	106
5.45%, 09/12/2012	100	102
BNP Paribas SA
5.00%, 01/15/2021	85	86
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	150	153
Deutsche Bank Financial LLC
5.38%, 03/02/2015 ^	50	52

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
HSBC Bank USA NA
4.63%, 04/01/2014	$100	$105
4.88%, 08/24/2020	250	256
KFW
4.50%, 07/16/2018	310	357
Oesterreichische Kontrollbank AG
5.00%, 04/25/2017	300	341
PNC Funding Corp.
5.13%, 02/08/2020	105	119
5.63%, 02/01/2017	95	106
Royal Bank of Scotland PLC
6.13%, 01/11/2021	135	144
U.S. Bancorp
4.20%, 05/15/2014	50	54
Wachovia Corp.
5.25%, 08/01/2014	59	64
5.50%, 05/01/2013	90	95
Wells Fargo & Co.
3.68%, 06/15/2016 *	99	106
5.63%, 12/11/2017	85	98
Westpac Banking Corp.
4.88%, 11/19/2019	50	54
Commercial Services & Supplies - 0.1%
Republic Services, Inc.
3.80%, 05/15/2018	115	124
Waste Management, Inc.
7.10%, 08/01/2026	70	86
Communications Equipment - 0.1%
Cisco Systems, Inc.
2.90%, 11/17/2014	62	66
5.90%, 02/15/2039	160	194
Harris Corp.
6.38%, 06/15/2019	70	81
Motorola Solutions, Inc.
7.50%, 05/15/2025	15	18
Computers & Peripherals - 0.0% ¥
Hewlett-Packard Co.
4.30%, 06/01/2021	80	82
Construction Materials - 0.1%
CRH America, Inc.
8.13%, 07/15/2018	165	195
Consumer Finance - 0.3%
American Express Co.
5.50%, 09/12/2016	90	100
8.13%, 05/20/2019	75	98
Capital One Financial Corp.
4.75%, 07/15/2021	80	84
6.75%, 09/15/2017	85	100
Caterpillar Financial Services Corp.
6.13%, 02/17/2014	59	65
HSBC Finance Corp.
7.00%, 05/15/2012	140	141
John Deere Capital Corp.
5.25%, 10/01/2012	90	92
SLM Corp.
5.13%, 08/27/2012	170	172
5.38%, 05/15/2014	50	52
Diversified Financial Services - 1.4%
AngloGold Ashanti Holdings PLC
5.38%, 04/15/2020	155	160

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Bank of America Corp.
4.88%, 01/15/2013	$95	$97
5.38%, 09/11/2012	90	91
5.63%, 07/01/2020	205	214
7.63%, 06/01/2019	445	514
Bank of America Corp. - Series MTNL
5.65%, 05/01/2018	90	96
Bear Stearns Cos., LLC
5.55%, 01/22/2017	90	99
5.70%, 11/15/2014	175	193
Citigroup, Inc.
5.50%, 04/11/2013	90	93
5.85%, 08/02/2016	100	109
6.50%, 08/19/2013	90	95
8.50%, 05/22/2019	405	499
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	58	68
General Electric Capital Corp.
2.95%, 05/09/2016 ^	120	125
4.80%, 05/01/2013	190	198
5.63%, 09/15/2017 - 05/01/2018	345	401
JPMorgan Chase & Co.
4.40%, 07/22/2020	540	561
4.63%, 05/10/2021	53	55
National Rural Utilities Cooperative Finance Corp.
3.05%, 02/15/2022	155	154
Rio Tinto Finance USA, Ltd.
6.50%, 07/15/2018	45	55
Diversified Telecommunication Services - 0.5%
AT&T, Inc.
4.45%, 05/15/2021	361	399
5.35%, 09/01/2040	95	101
5.80%, 02/15/2019	135	160
Deutsche Telekom International Finance BV
5.88%, 08/20/2013	100	106
6.00%, 07/08/2019 ^	75	88
Telecom Italia Capital SA
5.25%, 10/01/2015	95	98
7.18%, 06/18/2019	60	64
Telefonica Emisiones SAU
5.13%, 04/27/2020	75	72
6.42%, 06/20/2016	75	80
Verizon Communications, Inc.
4.60%, 04/01/2021	220	244
5.25%, 04/15/2013	148	155
Electric Utilities - 0.6%
AEP Texas Central Co.
6.65%, 02/15/2033	85	102
Carolina Power & Light Co.
6.50%, 07/15/2012	90	92
Commonwealth Edison Co.
5.80%, 03/15/2018	50	60
Duke Energy Carolinas LLC
4.25%, 12/15/2041	145	145
Duke Energy Ohio, Inc.
5.70%, 09/15/2012	95	97
Enersis SA
7.40%, 12/01/2016	50	59

	Principal (000’s)	Value (000’s)
Electric Utilities (continued)
Entergy Texas, Inc.
7.13%, 02/01/2019	$100	$119
FirstEnergy Corp. - Series C
7.38%, 11/15/2031	45	55
FirstEnergy Solutions Corp.
6.05%, 08/15/2021	95	107
Georgia Power Co. - Series 2008-B
5.40%, 06/01/2018	50	58
NiSource Finance Corp.
6.80%, 01/15/2019	170	201
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018 ^	100	121
Pacific Gas & Electric Co.
4.80%, 03/01/2014	90	97
PPL Energy Supply LLC
4.60%, 12/15/2021	145	148
Progress Energy, Inc.
4.40%, 01/15/2021	165	180
TECO Finance, Inc.
5.15%, 03/15/2020	75	83
Wisconsin Electric Power Co.
2.95%, 09/15/2021	95	95
Energy Equipment & Services - 0.3%
Enterprise Products Operating LLC
3.20%, 02/01/2016	60	63
5.60%, 10/15/2014	30	33
Nabors Industries, Inc.
9.25%, 01/15/2019 ^	115	148
Noble Holding International, Ltd.
4.90%, 08/01/2020	55	59
Spectra Energy Capital LLC
6.20%, 04/15/2018	70	82
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020	130	139
6.50%, 08/15/2018	50	62
Transocean, Inc.
6.80%, 03/15/2038	100	112
Weatherford International, Ltd.
9.63%, 03/01/2019	125	165
Food & Staples Retailing - 0.2%
Ahold Finance USA LLC
6.88%, 05/01/2029	55	67
CVS Caremark Corp.
4.75%, 05/18/2020	90	101
Delhaize Group SA
5.88%, 02/01/2014	15	16
6.50%, 06/15/2017	100	116
Wal-Mart Stores, Inc.
1.50%, 10/25/2015	105	107
2.88%, 04/01/2015	95	101
4.25%, 04/15/2021 ^	110	122
Food Products - 0.2%
Bunge, Ltd. Finance Corp.
4.10%, 03/15/2016	55	57
5.10%, 07/15/2015	35	37
ConAgra Foods, Inc.
5.88%, 04/15/2014	105	115
Kraft Foods, Inc.
4.13%, 02/09/2016	95	103
5.38%, 02/10/2020	150	174
6.25%, 06/01/2012	33	33

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Health Care Providers & Services - 0.1%
Aetna, Inc.
6.00%, 06/15/2016	$15	$17
CIGNA Corp.
4.50%, 03/15/2021	75	79
Humana, Inc.
6.45%, 06/01/2016	50	57
UnitedHealth Group, Inc.
6.00%, 02/15/2018	30	36
WellPoint, Inc.
7.00%, 02/15/2019	80	100
Hotels, Restaurants & Leisure - 0.1%
Marriott International, Inc. - Series J
5.63%, 02/15/2013	15	16
McDonald’s Corp.
5.00%, 02/01/2019	85	99
Yum! Brands, Inc.
3.88%, 11/01/2020	60	62
Household Products - 0.1%
Kimberly-Clark Corp.
3.88%, 03/01/2021	115	124
Procter & Gamble Co.
4.70%, 02/15/2019	85	99
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.
5.15%, 12/01/2020	90	99
Exelon Generation Co., LLC
4.00%, 10/01/2020	145	149
Industrial Conglomerates - 0.0% ¥
General Electric Co.
5.25%, 12/06/2017	120	139
Insurance - 0.6%
Allstate Corp.
7.45%, 05/16/2019	60	75
American International Group, Inc.
5.05%, 10/01/2015	100	107
5.60%, 10/18/2016	75	81
6.40%, 12/15/2020	70	79
Aon PLC
5.00%, 09/30/2020	75	83
Berkshire Hathaway Finance Corp.
5.40%, 05/15/2018 ^	205	242
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	95	101
3.75%, 08/15/2021 ^	200	207
Genworth Financial, Inc.
6.52%, 05/22/2018	45	47
Hartford Financial Services Group, Inc.
4.00%, 03/30/2015	25	26
5.50%, 03/30/2020	15	16
6.30%, 03/15/2018	105	115
Lincoln National Corp.
8.75%, 07/01/2019	135	171
Marsh & McLennan Cos., Inc.
4.80%, 07/15/2021	55	60
5.75%, 09/15/2015	50	56
MetLife, Inc.
7.72%, 02/15/2019	145	183
Principal Financial Group, Inc.
7.88%, 05/15/2014	30	33
Prudential Financial, Inc.
3.00%, 05/12/2016	60	62

	Principal (000’s)	Value (000’s)
Insurance (continued)
Prudential Financial, Inc. (continued)
5.38%, 06/21/2020	$90	$101
XLIT, Ltd.
5.75%, 10/01/2021 ^	80	87
IT Services - 0.1%
Computer Sciences Corp.
6.50%, 03/15/2018	75	81
HP Enterprise Services LLC
7.45%, 10/15/2029	75	89
International Business Machines Corp.
5.60%, 11/30/2039	85	104
5.70%, 09/14/2017	100	121
Machinery - 0.1%
Caterpillar, Inc.
3.90%, 05/27/2021 ^	55	60
7.38%, 03/01/2097	55	74
Ingersoll-Rand Global Holding Co., Ltd.
6.88%, 08/15/2018	50	61
Media - 0.6%
CBS Corp.
5.75%, 04/15/2020	55	63
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	225	327
Comcast Corp.
6.50%, 01/15/2017	85	102
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
4.60%, 02/15/2021	90	95
4.75%, 10/01/2014	95	103
NBCUniversal Media LLC
5.15%, 04/30/2020	50	57
News America, Inc.
5.65%, 08/15/2020 ^	85	96
6.55%, 03/15/2033	75	82
8.00%, 10/17/2016	100	123
Reed Elsevier Capital, Inc.
8.63%, 01/15/2019	39	49
Time Warner Cable, Inc.
5.00%, 02/01/2020	145	160
5.85%, 05/01/2017	100	117
Time Warner Entertainment Co., LP
8.38%, 03/15/2023	75	100
Time Warner, Inc.
4.70%, 01/15/2021	115	126
Turner Broadcasting System, Inc.
8.38%, 07/01/2013	85	92
Viacom, Inc.
3.50%, 04/01/2017	60	64
6.25%, 04/30/2016	60	70
Walt Disney Co.
5.50%, 03/15/2019	85	101
WPP Finance 2010
4.75%, 11/21/2021 - 144A	16	17
Metals & Mining - 0.3%
Alcoa, Inc.
5.72%, 02/23/2019 ^	100	107
ArcelorMittal
6.13%, 06/01/2018 ^	155	164
9.85%, 06/01/2019	100	120

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Metals & Mining (continued)
BHP Billiton Finance USA, Ltd.
7.25%, 03/01/2016	$90	$108
Rio Tinto Finance USA, Ltd.
4.13%, 05/20/2021	80	84
Teck Resources, Ltd.
6.00%, 08/15/2040	115	121
Vale Overseas, Ltd.
6.25%, 01/23/2017	95	109
Multiline Retail - 0.1%
Kohl’s Corp.
6.25%, 12/15/2017	50	60
Macy’s Retail Holdings, Inc.
3.88%, 01/15/2022	150	149
Nordstrom, Inc.
6.25%, 01/15/2018	30	37
Target Corp.
7.00%, 01/15/2038	100	135
Multi-Utilities - 0.2%
Ameren Illinois Co.
9.75%, 11/15/2018	103	139
Consolidated Edison Co., of New York, Inc.
5.30%, 03/01/2035	90	102
Dominion Resources, Inc.
7.50%, 06/30/2066 *	95	100
MidAmerican Energy Holdings Co.
5.88%, 10/01/2012	135	138
Office Electronics - 0.0% ¥
Xerox Corp.
4.50%, 05/15/2021	80	82
5.63%, 12/15/2019	25	28
8.25%, 05/15/2014	30	34
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	120	138
6.38%, 09/15/2017	59	70
Apache Corp.
5.25%, 04/15/2013	60	63
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018 ^	120	144
ConocoPhillips Holding Co.
6.95%, 04/15/2029	75	101
Energy Transfer Partners, LP
6.13%, 02/15/2017	100	112
6.70%, 07/01/2018	90	103
Enterprise Products Operating LLC
5.20%, 09/01/2020 ^	50	56
Hess Corp.
6.00%, 01/15/2040	50	57
8.13%, 02/15/2019	40	52
Husky Energy, Inc.
7.25%, 12/15/2019 ^	50	62
Kinder Morgan Energy Partners, LP
5.30%, 09/15/2020	125	137
5.95%, 02/15/2018	50	58
Marathon Petroleum Corp.
3.50%, 03/01/2016	19	20
5.13%, 03/01/2021	33	36
Noble Energy, Inc.
8.25%, 03/01/2019	75	94
ONEOK Partners, LP
3.25%, 02/01/2016	60	63

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Petrobras International Finance Co.
5.75%, 01/20/2020	$50	$55
6.13%, 10/06/2016	75	85
Petro-Canada
6.05%, 05/15/2018	90	107
Plains All American Pipeline, LP / PAA
Finance Corp.
8.75%, 05/01/2019	70	91
SeaRiver Maritime, Inc.
2.49%, 09/01/2012 ▲	105	104
Shell International Finance BV
1.88%, 03/25/2013	95	96
4.38%, 03/25/2020	55	63
Valero Energy Corp.
6.13%, 02/01/2020	90	103
Williams Cos., Inc.
7.88%, 09/01/2021	19	24
Williams Partners, LP
5.25%, 03/15/2020	90	99
Paper & Forest Products - 0.1%
International Paper Co.
7.50%, 08/15/2021	90	114
9.38%, 05/15/2019	85	112
Pharmaceuticals - 0.4%
Abbott Laboratories
4.13%, 05/27/2020	305	342
AstraZeneca PLC
6.45%, 09/15/2037	100	130
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/2018	50	60
Johnson & Johnson
3.55%, 05/15/2021	200	218
Merck & Co., Inc.
4.75%, 03/01/2015	90	100
Novartis Capital Corp.
2.90%, 04/24/2015	95	101
Pfizer, Inc.
5.35%, 03/15/2015	85	96
6.20%, 03/15/2019 ^	100	125
Wyeth LLC
5.50%, 02/15/2016	90	104
Real Estate Investment Trusts - 0.2%
American Tower Corp.
5.05%, 09/01/2020	90	93
HCP, Inc.
6.00%, 01/30/2017	90	100
6.70%, 01/30/2018	25	29
Health Care REIT, Inc.
4.95%, 01/15/2021	175	180
Simon Property Group, LP
5.75%, 12/01/2015	90	101
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
4.40%, 03/15/2042	175	166
CSX Corp.
5.50%, 08/01/2013	90	95
Norfolk Southern Corp.
5.26%, 09/17/2014	90	99
Ryder System, Inc.
3.15%, 03/02/2015	20	21
3.50%, 06/01/2017	60	62

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	rincipal	rincipal
	Principal (000’s)	Value (000’s)
Road & Rail (continued)
Union Pacific Corp.
4.75%, 09/15/2041	$140	$143
Software - 0.1%
Microsoft Corp.
4.00%, 02/08/2021 ^	200	224
Oracle Corp.
5.25%, 01/15/2016	85	98
Specialty Retail - 0.1%
AutoZone, Inc.
5.50%, 11/15/2015	55	62
Home Depot, Inc.
5.40%, 03/01/2016	85	98
Lowe’s Cos., Inc.
3.80%, 11/15/2021	140	149
Tobacco - 0.2%
Altria Group, Inc.
9.25%, 08/06/2019	180	241
Philip Morris International, Inc.
5.65%, 05/16/2018	50	60
6.38%, 05/16/2038	105	131
Reynolds American, Inc.
6.75%, 06/15/2017	100	119
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
5.00%, 03/30/2020	200	222
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/2014	85	92
8.50%, 11/15/2018	50	69
U.S. Cellular Corp.
6.70%, 12/15/2033	10	10
Vodafone Group PLC
4.38%, 03/16/2021	230	253

Total Corporate Debt Securities (cost $30,718)		31,299

	Shares	Shares
	Shares	Value (000’s)
PREFERRED STOCKS - 0.0% ¥
Automobiles - 0.0% ¥
Porsche Automobil Holding SE, 1.11% ▲	298	18
Volkswagen AG, 1.69% ▲	299	52
Household Products - 0.0% ¥
Henkel AG & Co., KGaA, 1.28% ▲	144	11
Multi-Utilities - 0.0% ¥
RWE AG, 10.38% ▲	368	16

Total Preferred Stocks (cost $92)		97

COMMON STOCKS - 18.3%
Aerospace & Defense - 0.3%
BAE Systems PLC	9,535	46
Boeing Co.	1,500	112
Bombardier, Inc. - Class B	1,700	7
CAE, Inc. ^	1,000	10
European Aeronautic Defence and Space Co., NV ^	1,514	62
Finmeccanica SpA	1,000	5
General Dynamics Corp.	700	51
Goodrich Corp.	200	25
Honeywell International, Inc.	1,600	98
	Shares	Shares
	Shares	Value (000’s)
Aerospace & Defense (continued)
L-3 Communications Holdings, Inc. ^	300	$21
Lockheed Martin Corp. ^	700	63
Northrop Grumman Corp. ^	600	37
Precision Castparts Corp.	300	52
Raytheon Co. ^	600	32
Rockwell Collins, Inc. ^	300	17
Rolls-Royce Holdings PLC ‡	3,628	47
Safran SA	348	13
Singapore Technologies Engineering, Ltd.	4,000	10
Textron, Inc. ^	400	11
Thales SA ^	281	11
United Technologies Corp. ^	1,800	149
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc. ^	300	20
Deutsche Post AG	1,560	30
Expeditors International of Washington, Inc.	400	19
FedEx Corp.	600	55
TNT Express NV	1,022	13
United Parcel Service, Inc. - Class B ^	1,500	120
Yamato Holdings Co., Ltd.	900	14
Airlines - 0.0% ¥
All Nippon Airways Co., Ltd. ^	3,000	9
Cathay Pacific Airways, Ltd.	4,000	7
Delta Air Lines, Inc. ‡	2,100	21
Deutsche Lufthansa AG	78	1
Qantas Airways, Ltd. ‡	3,293	6
Ryanair Holdings PLC ADR ‡	72	3
Singapore Airlines, Ltd.	1,000	9
Southwest Airlines Co. ^	2,200	18
United Continental Holdings, Inc. ‡^	1,300	28
Auto Components - 0.1%
Aisin Seiki Co., Ltd.	400	14
Autoliv, Inc. ^	300	20
BorgWarner, Inc. ‡^	200	17
Bridgestone Corp. ^	1,400	34
Cie Generale des Etablissements Michelin - Class B	401	30
Continental AG ‡	185	17
Denso Corp. ^	1,100	37
GKN PLC	3,458	11
Goodyear Tire & Rubber Co. ‡^	1,100	12
Johnson Controls, Inc. ^	1,400	46
Magna International, Inc. - Class A	400	19
NGK Spark Plug Co., Ltd.	400	6
NOK Corp. ^	600	13
Nokian Renkaat OYJ	150	7
Stanley Electric Co., Ltd.	600	10
Sumitomo Rubber Industries, Ltd.	600	8
Toyoda Gosei Co., Ltd. ^	200	4
Toyota Boshoku Corp. ^	600	7
Toyota Industries Corp. ^	300	9
TRW Automotive Holdings Corp. ‡	200	9
Automobiles - 0.3%
Bayerische Motoren Werke AG	582	52
Daihatsu Motor Co., Ltd.	300	5
Daimler AG	2,003	121
Fiat SpA ^	1,584	9
Ford Motor Co. ^	7,800	97
Fuji Heavy Industries, Ltd.	1,000	8
General Motors Co. ‡^	1,663	43
Harley-Davidson, Inc. ^	300	15
Honda Motor Co., Ltd. ^	3,600	137
Isuzu Motors, Ltd. ^	2,000	12
Mazda Motor Corp. ‡	2,000	4
Mitsubishi Motors Corp. ‡^	6,000	7
Nissan Motor Co., Ltd. ^	5,500	59

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Automobiles (continued)
Peugeot SA ^	357	$6
Renault SA	205	11
Suzuki Motor Corp. ^	600	14
Toyota Motor Corp. ^	6,100	262
Volkswagen AG	114	18
Yamaha Motor Co., Ltd. ^	500	7
Beverages - 0.4%
Anheuser-Busch InBev NV	1,775	130
Asahi Group Holdings, Ltd.	900	20
Beam, Inc.	200	12
Brown-Forman Corp. - Class B ^	200	17
Carlsberg AS - Class B ^	249	21
Coca-Cola Amatil, Ltd.	1,530	20
Coca-Cola Co.	4,600	340
Coca-Cola Enterprises, Inc.	800	23
Coca-Cola Hellenic Bottling Co. SA ‡	380	7
Coca-Cola West Co., Ltd.	300	5
Constellation Brands, Inc. - Class A ‡^	1,200	28
Diageo PLC	5,537	133
Dr. Pepper Snapple Group, Inc. ^	500	20
Heineken Holding NV	688	32
Heineken NV	512	28
Kirin Holdings Co., Ltd.	2,200	28
Molson Coors Brewing Co. - Class B	600	27
Monster Beverage Corp. ‡	400	25
PepsiCo, Inc.	3,400	226
Pernod-Ricard SA	383	40
SABMiller PLC	1,836	74
Biotechnology - 0.2%
Actelion, Ltd. ‡	874	32
Alexion Pharmaceuticals, Inc. ‡	608	56
Amgen, Inc.	1,733	117
Biogen Idec, Inc. ‡^	500	63
Celgene Corp. ‡	1,000	78
CSL, Ltd.	963	36
Gilead Sciences, Inc. ‡	1,600	78
Grifols SA ‡^	194	4
Vertex Pharmaceuticals, Inc. ‡	600	25
Building Products - 0.0% ¥
Asahi Glass Co., Ltd. ^	2,400	20
Assa Abloy AB	769	24
Cie de St-Gobain	880	38
Daikin Industries, Ltd. ^	500	14
JS Group Corp.	600	13
Masco Corp. ^	800	11
Nippon Sheet Glass Co., Ltd. ^	2,000	3
TOTO, Ltd.	1,000	8
Capital Markets - 0.3%
Ameriprise Financial, Inc.	500	29
Bank of New York Mellon Corp.	2,400	58
BlackRock, Inc. - Class A ^	200	41
Charles Schwab Corp. ^	2,000	29
CI Financial Corp.	600	14
Credit Suisse Group AG ‡	2,076	59
Daiwa Securities Group, Inc. ^	3,000	12
Deutsche Bank AG	1,794	89
Eaton Vance Corp. ^	300	9
Franklin Resources, Inc. ^	300	37
Goldman Sachs Group, Inc.	1,100	137
ICAP PLC	1,375	9
IGM Financial, Inc. ^	600	28
Invesco, Ltd.	900	24
Julius Baer Group, Ltd. ‡	858	35
Legg Mason, Inc.	300	8
Macquarie Group, Ltd.	472	14
Man Group PLC	5,085	11

	Shares	Value (000’s)
Capital Markets (continued)
Mediobanca SpA	1,088	$6
Morgan Stanley ^	3,200	63
Nomura Holdings, Inc. ^	7,800	34
Northern Trust Corp. ^	400	19
Ratos AB - Class B	652	9
SBI Holdings, Inc.	24	2
Schroders PLC	817	21
SEI Investments Co. ^	400	8
State Street Corp.	1,100	50
T. Rowe Price Group, Inc.	400	26
TD Ameritrade Holding Corp. ^	1,500	30
UBS AG ‡	7,024	98
Chemicals - 0.6%
Agrium, Inc.	300	26
Air Liquide SA	628	84
Air Products & Chemicals, Inc. ^	400	37
Air Water, Inc.	400	5
Airgas, Inc. ^	300	27
Akzo Nobel NV	423	25
Arkema SA	120	11
Asahi Kasei Corp. ^	3,000	19
BASF SE	2,031	177
Celanese Corp. - Class A	300	14
CF Industries Holdings, Inc.	100	18
Daicel Corp.	1,000	6
Denki Kagaku Kogyo KK	1,500	6
Dow Chemical Co. ^	2,400	83
E.I. du Pont de Nemours & Co. ^	1,900	100
Eastman Chemical Co. ^	600	31
Ecolab, Inc. ^	700	43
FMC Corp. ^	300	32
Givaudan SA ‡	21	20
Incitec Pivot, Ltd.	2,463	8
International Flavors & Fragrances, Inc. ^	200	12
Israel Chemicals, Ltd.	856	10
Israel Corp., Ltd.	6	4
Johnson Matthey PLC	300	11
JSR Corp. ^	400	8
K+S AG	402	21
Kaneka Corp.	1,000	6
Koninklijke DSM NV	552	32
Kuraray Co., Ltd. ^	1,000	14
Lanxess AG	167	14
Linde AG	312	56
LyondellBasell Industries NV - Class A	426	19
Mitsubishi Chemical Holdings Corp. ^	2,500	13
Mitsubishi Gas Chemical Co., Inc.	1,000	7
Mitsui Chemicals, Inc.	1,000	3
Monsanto Co.	1,100	88
Mosaic Co.	600	33
Nitto Denko Corp. ^	300	12
Novozymes A/S	530	15
Orica, Ltd.	1,041	30
Potash Corp. of Saskatchewan, Inc.	1,800	82
PPG Industries, Inc.	300	29
Praxair, Inc. ^	600	69
Sherwin-Williams Co. ^	300	33
Shin-Etsu Chemical Co., Ltd. ^	900	52
Showa Denko KK ^	2,000	5
Sigma-Aldrich Corp. ^	300	22
Sika AG	8	17
Solvay SA - Class A	97	11
Sumitomo Chemical Co., Ltd. ^	3,000	13
Syngenta AG ‡	159	55
Taiyo Nippon Sanso Corp.	1,000	7
Teijin, Ltd. ^	2,000	7

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Chemicals (continued)
Toray Industries, Inc. ^	3,000	$22
Tosoh Corp. ^	2,000	6
UBE Industries, Ltd. ^	3,000	8
Umicore SA	293	16
Wacker Chemie AG ^	120	11
Yara International ASA	401	19
Commercial Banks - 1.3%
Aozora Bank, Ltd. ^	2,000	6
Australia & New Zealand Banking Group, Ltd.	5,741	138
Banca Carige SpA ^	3,316	4
Banca Monte dei Paschi di Siena SpA ^	15,474	7
Banco Bilbao Vizcaya Argentaria SA	7,963	63
Banco Espirito Santo SA	1,503	3
Banco Popolare SC	2,560	5
Banco Popular Espanol SA ^	3,318	12
Banco Santander SA	18,663	144
Bank Hapoalim BM	1,671	6
Bank Leumi Le-Israel BM	1,897	6
Bank of East Asia, Ltd. ^	3,600	14
Bank of Kyoto, Ltd.	1,000	9
Bank of Montreal	1,399	83
Bank of Nova Scotia ^	2,400	134
Bank of Yokohama, Ltd. ^	2,000	10
Barclays PLC	20,327	76
BB&T Corp. ^	1,400	44
Bendigo and Adelaide Bank, Ltd.	1,073	9
BNP Paribas SA	1,945	92
BOC Hong Kong Holdings, Ltd.	5,500	15
Canadian Imperial Bank of Commerce ^	900	69
Chiba Bank, Ltd. ^	2,000	13
Chugoku Bank, Ltd.	500	7
CIT Group, Inc. ‡	600	25
Comerica, Inc. ^	400	13
Commerzbank AG ‡	7,527	19
Commonwealth Bank of Australia ^	3,425	179
Credit Agricole SA	2,925	18
Danske Bank A/S - Class R ‡	1,442	24
DBS Group Holdings, Ltd.	4,000	45
DNB ASA	2,174	28
Erste Group Bank AG	334	8
Fifth Third Bancorp ^	1,300	18
Fukuoka Financial Group, Inc.	1,000	4
Gunma Bank, Ltd.	1,000	5
Hachijuni Bank, Ltd.	1,000	6
Hang Seng Bank, Ltd. ^	1,600	21
Hiroshima Bank, Ltd.	1,000	5
Hokuhoku Financial Group, Inc. ^	2,000	4
HSBC Holdings PLC	37,583	335
Intesa Sanpaolo SpA	22,280	40
Israel Discount Bank, Ltd. - Class A ‡	2,538	3
Iyo Bank, Ltd.	1,000	9
Joyo Bank, Ltd.	1,000	5
KBC Groep NV	753	19
KeyCorp	2,500	21
Lloyds TSB Group PLC ‡	65,733	35
M&T Bank Corp. ^	300	26
Mitsubishi UFJ Financial Group, Inc. ^	28,200	140
Mizrahi Tefahot Bank, Ltd.	574	5
Mizuho Financial Group, Inc. ^	50,900	83
National Australia Bank, Ltd.	4,797	122
National Bank of Canada ^	300	24
National Bank of Greece SA ‡	2,114	5
Natixis	4,061	16
Nishi-Nippon City Bank, Ltd. ^	3,000	8
Nordea Bank AB	5,399	49

	Shares	Value (000’s)
Commercial Banks (continued)
Oversea-Chinese Banking Corp.	5,000	$35
PNC Financial Services Group, Inc.	1,000	64
Raiffeisen Bank International AG ^	36	1
Regions Financial Corp.	3,400	22
Resona Holdings, Inc. ^	4,200	19
Royal Bank of Canada ^	3,200	186
Royal Bank of Scotland Group PLC ‡	100,532	44
Seven Bank, Ltd. ^	2,000	4
Shinsei Bank, Ltd. ^	7,000	9
Shizuoka Bank, Ltd.	1,000	10
Skandinaviska Enskilda Banken AB - Class A	2,653	19
Societe Generale SA	1,282	38
Standard Chartered PLC	4,758	119
Sumitomo Mitsui Financial Group, Inc. ^	3,000	99
Sumitomo Mitsui Trust Holdings, Inc. ^	7,000	22
SunTrust Banks, Inc.	1,000	24
Suruga Bank, Ltd.	400	4
Svenska Handelsbanken AB - Class A	1,204	38
Swedbank AB - Class A	1,790	28
Toronto-Dominion Bank ^	2,000	170
U.S. Bancorp ^	4,200	133
UniCredit SpA	9,766	49
Unione di Banche Italiane SCPA	2,238	9
United Overseas Bank, Ltd.	3,000	44
Wells Fargo & Co.	11,100	380
Westpac Banking Corp.	6,353	144
Wing Hang Bank, Ltd.	1,500	15
Yamaguchi Financial Group, Inc.	500	5
Commercial Services & Supplies - 0.1%
Aggreko PLC	651	23
Avery Dennison Corp. ^	200	6
Brambles, Ltd.	3,048	22
Cintas Corp. ^	500	20
DAI Nippon Printing Co., Ltd.	1,000	10
Edenred	406	12
G4S PLC	5,088	22
Iron Mountain, Inc. ^	900	26
Pitney Bowes, Inc. ^	400	7
Republic Services, Inc. - Class A ^	700	21
Ritchie Bros. Auctioneers, Inc. ^	500	12
Secom Co., Ltd. ^	400	20
Securitas AB - Class B	1,181	11
Stericycle, Inc. ‡^	200	17
Toppan Printing Co., Ltd.	1,000	8
Waste Management, Inc. ^	900	32
Communications Equipment - 0.2%
Alcatel-Lucent ‡^	3,560	8
Cisco Systems, Inc.	11,800	249
Harris Corp. ^	600	27
Juniper Networks, Inc. ‡^	1,000	23
Motorola Mobility Holdings, Inc. ‡	875	34
Motorola Solutions, Inc.	513	26
Nokia OYJ	8,398	46
QUALCOMM, Inc.	3,600	245
Research In Motion, Ltd. ‡	800	12
Telefonaktiebolaget LM Ericsson - Class B	6,476	67
Computers & Peripherals - 0.6%
Apple, Inc. ‡	2,100	1,258
Dell, Inc. ‡	3,200	53
EMC Corp. ‡^	4,600	137
Fujitsu, Ltd. ^	4,000	21
Hewlett-Packard Co.	4,600	110
NEC Corp. ‡^	6,000	13
NetApp, Inc. ‡^	600	27
SanDisk Corp. ‡	400	20

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Computers & Peripherals (continued)
Seagate Technology PLC	700	$19
Seiko Epson Corp. ^	200	3
Toshiba Corp. ^	9,000	40
Western Digital Corp. ‡	300	12
Construction & Engineering - 0.1%
ACS Actividades Co. ^	455	12
Bouygues SA	453	14
Chiyoda Corp.	1,000	13
Eiffage SA ^	208	8
Fluor Corp.	300	18
Hochtief AG	195	12
Jacobs Engineering Group, Inc. ‡^	200	9
JGC Corp.	300	9
Kajima Corp. ^	3,000	9
KBR, Inc.	400	14
Kinden Corp.	1,000	8
Leighton Holdings, Ltd. ^	287	6
Obayashi Corp.	1,000	4
Quanta Services, Inc. ‡	600	13
Shimizu Corp.	1,000	4
Skanska AB - Class B	657	11
SNC-Lavalin Group, Inc. ^	200	8
Taisei Corp. ^	2,000	5
URS Corp.	200	9
Vinci SA	896	46
Construction Materials - 0.1%
Boral, Ltd.	2,548	11
Cimpor Cimentos de Portugal SGPS SA	651	4
CRH PLC	1,721	35
Fletcher Building, Ltd. ^	1,730	10
HeidelbergCement AG	250	15
Holcim, Ltd. ‡	732	47
Imerys SA	111	7
Lafarge SA	352	17
Martin Marietta Materials, Inc.	300	26
Vulcan Materials Co.	500	21
Consumer Finance - 0.1%
AEON Credit Service Co., Ltd. ^	400	6
American Express Co. ^	2,200	127
Capital One Financial Corp.	800	45
Credit Saison Co., Ltd. ^	300	6
Discover Financial Services	900	30
ORIX Corp. ^	200	19
SLM Corp.	2,200	35
Containers & Packaging - 0.0% ¥
Amcor, Ltd.	2,810	22
Ball Corp. ^	400	17
Crown Holdings, Inc. ‡^	300	11
Owens-Illinois, Inc. ‡	400	9
Sealed Air Corp.	500	10
Distributors - 0.0% ¥
Genuine Parts Co. ^	200	13
Jardine Cycle & Carriage, Ltd. ^	180	7
Li & Fung, Ltd.	12,000	27
Diversified Consumer Services - 0.0% ¥
Apollo Group, Inc. - Class A ‡^	600	23
Benesse Holdings, Inc.	100	5
H&R Block, Inc. ^	700	12
Diversified Financial Services - 0.4%
ASX, Ltd.	511	18
Bank of America Corp. ^	21,400	205
CaixaBank ^	3,938	15
Citigroup, Inc. ^	6,211	227
CME Group, Inc. - Class A	100	29
Deutsche Boerse AG	686	46
Eurazeo NPV	159	8

	Shares	Value (000’s)
Diversified Financial Services (continued)
Exor SpA	335	$8
Groupe Bruxelles Lambert SA	129	10
Hong Kong Exchanges & Clearing, Ltd. ^	2,100	35
Industrivarden AB - Class C	565	8
ING Groep NV ‡	7,060	59
IntercontinentalExchange, Inc. ‡	100	14
Investment AB Kinnevik - Class B	599	14
Investor AB - Class B	691	15
JPMorgan Chase & Co.	8,800	406
Leucadia National Corp. ^	400	10
Mitsubishi UFJ Lease & Finance Co., Ltd. ^	250	11
Moody’s Corp. ^	1,000	42
NASDAQ OMX Group, Inc. ‡	400	10
NYSE Euronext ^	900	27
Onex Corp.	231	9
Pargesa Holding SA (Bearer Shares)	451	32
Pohjola Bank PLC - Class A	618	7
Singapore Exchange, Ltd. ^	1,000	6
TMX Group, Inc.	200	9
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	13,100	408
BCE, Inc.	400	16
Belgacom SA	342	11
Bell Aliant, Inc.	150	4
Bezeq Israeli Telecommunication Corp., Ltd.	2,938	5
BT Group PLC - Class A	12,488	45
CenturyLink, Inc. ^	1,349	52
Deutsche Telekom AG	6,211	75
Elisa OYJ	464	11
France Telecom SA	4,100	61
Frontier Communications Corp. ^	1,400	6
Hellenic Telecommunications Organization SA	655	3
HKT Trust / HKT, Ltd. ‡	173	¿
Iliad SA	123	17
Inmarsat PLC	3,516	26
Koninklijke KPN NV	3,189	35
Nippon Telegraph & Telephone Corp.	1,100	50
PCCW, Ltd.	8,000	3
Portugal Telecom SGPS SA	1,205	7
Singapore Telecommunications, Ltd.	18,000	45
Swisscom AG ^	29	12
TDC A/S ^	724	5
Tele2 AB - Class B	910	19
Telecom Corp., of New Zealand, Ltd.	3,887	8
Telecom Italia SpA	14,523	17
Telecom Italia SpA - RSP	20,822	20
Telefonica SA	9,445	155
Telekom Austria AG	767	9
Telenor ASA	1,762	33
TeliaSonera AB	4,640	32
Telstra Corp., Ltd.	9,630	33
TELUS Corp.	400	23
TELUS Corp. (Non-Voting Shares) - Class A ^	500	28
Verizon Communications, Inc. ^	6,300	240
Windstream Corp. ^	900	11
Electric Utilities - 0.3%
American Electric Power Co., Inc.	1,000	39
Cheung Kong Infrastructure Holdings, Ltd.	4,000	24
Chubu Electric Power Co., Inc. ^	1,500	27
Chugoku Electric Power Co., Inc. ^	500	9
CLP Holdings, Ltd.	3,500	30
Consolidated Edison, Inc. ^	500	29
Contact Energy, Ltd. ‡	665	3
Duke Energy Corp. ^	2,600	55

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Electric Utilities (continued)
E.ON AG	3,654	$89
EDF SA	416	9
Edison International ^	500	21
EDP - Energias de Portugal SA	4,220	12
Enel SpA	12,705	46
Entergy Corp.	300	20
Exelon Corp.	1,579	63
FirstEnergy Corp. ^	866	39
Fortis, Inc. ^	300	10
Fortum OYJ ^	987	24
Hokkaido Electric Power Co., Inc. ^	500	7
Hokuriku Electric Power Co. ^	400	7
Iberdrola SA	7,945	45
Kansai Electric Power Co., Inc. ^	1,700	26
Kyushu Electric Power Co., Inc. ^	900	13
NextEra Energy, Inc. ^	900	55
Northeast Utilities ^	600	22
Pepco Holdings, Inc. ^	600	11
Pinnacle West Capital Corp.	600	29
Power Assets Holdings, Ltd.	2,500	18
PPL Corp. ^	1,100	31
Progress Energy, Inc.	600	32
Shikoku Electric Power Co., Inc. ^	400	11
Southern Co. ^	1,800	82
SP AusNet	5,905	7
SSE PLC	1,798	38
Terna Rete Elettrica Nazionale SpA	5,093	20
Tohoku Electric Power Co., Inc. ‡^	1,000	11
Tokyo Electric Power Co., Inc. ‡^	2,900	7
Verbund AG ^	155	5
Electrical Equipment - 0.2%
ABB, Ltd. ‡	3,849	79
Alstom SA	129	5
AMETEK, Inc. ^	300	15
Cooper Industries PLC - Class A	600	38
Emerson Electric Co.	1,500	78
First Solar, Inc. ‡^	300	8
Fuji Electric Co., Ltd. ^	2,000	5
Furukawa Electric Co., Ltd. ^	3,000	8
GS Yuasa Corp.	1,000	5
Legrand SA	271	10
Mabuchi Motor Co., Ltd.	100	5
Mitsubishi Electric Corp. ^	4,000	35
Nidec Corp. ^	200	18
NV Bekaert SA	102	3
Prysmian SpA	496	9
Rockwell Automation, Inc. ^	200	16
Roper Industries, Inc. ^	200	20
Schneider Electric SA	1,082	71
Sumitomo Electric Industries, Ltd.	1,400	19
Ushio, Inc. ^	400	6
Vestas Wind Systems A/S ‡^	324	3
Electronic Equipment & Instruments - 0.2%
Amphenol Corp. - Class A ^	200	12
Arrow Electronics, Inc. ‡	600	25
Avnet, Inc. ‡	600	22
Citizen Holdings Co., Ltd. ^	1,000	6
Corning, Inc.	2,900	41
Dolby Laboratories, Inc. - Class A ‡^	600	23
Flextronics International, Ltd. ‡	4,700	34
FLIR Systems, Inc. ^	300	8
FUJIFILM Holdings Corp. ^	900	21
Hamamatsu Photonics KK	100	4
Hexagon AB - Class B	872	17
Hirose Electric Co., Ltd.	100	10
Hitachi Chemical Co., Ltd. ^	200	4

	Shares	Value (000’s)
Electronic Equipment & Instruments (continued)
Hitachi High-Technologies Corp. ^	200	$5
Hitachi, Ltd. ^	9,500	61
Hoya Corp. ^	900	20
Ibiden Co., Ltd. ^	200	5
Keyence Corp.	110	26
Kyocera Corp. ^	300	27
Murata Manufacturing Co., Ltd. ^	400	24
Nippon Electric Glass Co., Ltd.	500	4
Omron Corp. ^	300	6
Shimadzu Corp.	1,000	9
TDK Corp. ^	300	17
TE Connectivity, Ltd.	700	26
Yaskawa Electric Corp.	400	4
Yokogawa Electric Corp. ^	900	9
Energy Equipment & Services - 0.3%
Aker Solutions ASA	564	10
AMEC PLC	1,384	25
Baker Hughes, Inc.	800	34
Cameron International Corp. ‡^	500	26
Cie Generale de Geophysique-Veritas ‡	638	19
Diamond Offshore Drilling, Inc. ^	200	13
FMC Technologies, Inc. ‡^	400	20
Fugro NV	254	18
Halliburton Co. ^	1,800	60
Helmerich & Payne, Inc. ^	300	16
Nabors Industries, Ltd. ‡	1,500	26
National Oilwell Varco, Inc. ^	900	72
Noble Corp. ‡^	400	15
Petrofac, Ltd.	1,778	49
Precision Drilling Corp. ‡	523	5
Rowan Cos., Inc. ‡^	300	10
Saipem SpA	538	28
Schlumberger, Ltd.	2,939	205
SeaDrill, Ltd.	686	26
Subsea 7 SA ‡	663	18
Superior Energy Services, Inc. ‡	350	9
Technip SA	131	15
Tenaris SA	1,318	25
Transocean, Ltd.	513	28
Weatherford International, Ltd. ‡	1,200	18
WorleyParsons, Ltd.	374	11
Food & Staples Retailing - 0.4%
AEON Co., Ltd. ^	1,100	14
Alimentation Couche Tard, Inc. - Class B	300	10
Carrefour SA	1,040	25
Casino Guichard Perrachon SA	408	40
Colruyt SA ^	232	9
Costco Wholesale Corp.	1,000	91
CVS Caremark Corp.	2,900	130
Delhaize Group SA	229	12
Distribuidora Internacional de Alimentacion SA ‡^	1,040	5
FamilyMart Co., Ltd.	100	4
George Weston, Ltd. ^	100	6
J. Sainsbury PLC	6,273	31
Jeronimo Martins SGPS SA ‡	449	9
Kesko OYJ - Class B	221	7
Koninklijke Ahold NV	2,246	31
Kroger Co.	1,000	24
Lawson, Inc.	100	6
Loblaw Cos., Ltd. ^	400	14
Metcash, Ltd.	3,328	15
Metro AG	421	16
Metro, Inc. - Class A	200	11
Olam International, Ltd. ^	4,000	8
Safeway, Inc. ^	800	16

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Shares
	Shares	Value (000’s)
Food & Staples Retailing (continued)
Seven & I Holdings Co., Ltd.	1,700	$50
Shoppers Drug Mart Corp. ^	400	18
Sysco Corp. ^	1,200	36
TESCO PLC	17,188	91
Walgreen Co. ^	1,900	64
Wal-Mart Stores, Inc.	4,300	263
Wesfarmers, Ltd.	2,223	69
Whole Foods Market, Inc. ^	200	17
WM Morrison Supermarkets PLC	7,479	36
Woolworths, Ltd.	2,714	73
Food Products - 0.5%
Ajinomoto Co., Inc.	1,000	13
Archer-Daniels-Midland Co.	1,400	44
Associated British Foods PLC	1,919	37
Bunge, Ltd. ^	300	21
Campbell Soup Co. ^	400	14
ConAgra Foods, Inc.	800	21
General Mills, Inc.	1,200	47
Golden Agri-Resources, Ltd. ^	22,000	14
Green Mountain Coffee Roasters, Inc. ‡^	246	12
Groupe Danone SA	1,289	90
Hershey Co.	400	25
HJ Heinz Co. ^	600	32
Hormel Foods Corp. ^	400	12
JM Smucker Co. ^	300	24
Kellogg Co. ^	500	27
Kerry Group PLC	340	16
Kikkoman Corp.	500	6
Kraft Foods, Inc. - Class A	3,500	132
Lindt & Spruengli AG	1	37
McCormick & Co., Inc. (Non-Voting Shares) ^	500	27
Mead Johnson Nutrition Co. - Class A ^	500	41
MEIJI Holdings Co., Ltd.	100	4
Nestle SA	7,662	481
Nippon Meat Packers, Inc.	400	5
Nisshin Seifun Group, Inc.	500	6
Nissin Foods Holdings Co., Ltd.	100	4
Ralcorp Holdings, Inc. ‡	200	15
Saputo, Inc.	500	22
Sara Lee Corp.	1,400	30
Toyo Suisan Kaisha, Ltd.	300	8
Tyson Foods, Inc. - Class A	1,700	33
Unilever NV	3,602	122
Unilever PLC	2,838	94
Viterra, Inc.	600	10
Wilmar International, Ltd. ^	3,000	12
Yakult Honsha Co., Ltd. ^	300	10
Yamazaki Baking Co., Ltd.	500	7
Gas Utilities - 0.1%
EQT Corp. ^	600	29
Gas Natural SDG SA	2,460	38
Hong Kong & China Gas Co., Ltd.	7,700	20
ONEOK, Inc.	200	16
Osaka Gas Co., Ltd. ^	5,000	20
Snam SpA	1,996	10
Toho Gas Co., Ltd.	1,000	6
Tokyo Gas Co., Ltd. ^	5,000	24
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	1,200	72
Becton Dickinson and Co. ^	400	31
Boston Scientific Corp. ‡^	2,400	14
CareFusion Corp. ‡	800	21
Cie Generale D’optique Essilor International SA	464	41
Cochlear, Ltd. ^	139	9
	Shares	Shares
	Shares	Value (000’s)
Health Care Equipment & Supplies (continued)
Coloplast A/S - Class B ^	50	$9
Covidien PLC	1,000	55
CR Bard, Inc. ^	200	20
Dentsply International, Inc. ^	300	12
Edwards Lifesciences Corp. ‡^	300	22
Getinge AB - Class B	403	11
Hologic, Inc. ‡^	500	11
Intuitive Surgical, Inc. ‡^	100	54
Medtronic, Inc. ^	2,100	81
Olympus Corp. ‡^	400	7
Smith & Nephew PLC	5,534	56
Sonova Holding AG ‡	403	45
St. Jude Medical, Inc. ^	700	31
Stryker Corp. ^	500	28
Synthes, Inc. - 144A	188	33
Sysmex Corp. ^	200	8
Terumo Corp. ^	400	19
Varian Medical Systems, Inc. ‡^	300	21
William Demant Holding AS ‡^	74	7
Zimmer Holdings, Inc. ^	500	32
Health Care Providers & Services - 0.3%
Aetna, Inc. ^	900	45
Alfresa Holdings Corp. ^	300	14
AmerisourceBergen Corp. - Class A	600	24
Cardinal Health, Inc. ^	700	30
CIGNA Corp.	700	34
Coventry Health Care, Inc.	400	14
DaVita, Inc. ‡	300	27
Express Scripts, Inc. ‡	900	49
Fresenius Medical Care AG & Co., KGaA	768	54
Fresenius SE & Co. KGaA	248	25
HCA Holdings, Inc. ^	1,339	33
Henry Schein, Inc. ‡^	200	15
Humana, Inc. ^	300	28
Laboratory Corp. of America Holdings ‡^	300	27
McKesson Corp.	500	44
Medco Health Solutions, Inc. ‡^	900	63
Medipal Holdings Corp.	600	8
Miraca Holdings, Inc.	100	4
Omnicare, Inc. ^	400	14
Patterson Cos., Inc. ^	500	17
Quest Diagnostics, Inc. ^	600	37
Ramsay Health Care, Ltd.	422	9
Sonic Healthcare, Ltd.	710	9
Suzuken Co., Ltd. ^	300	9
UnitedHealth Group, Inc.	2,300	137
WellPoint, Inc.	800	59
Health Care Technology - 0.0% ¥
Cerner Corp. ‡^	200	15
Hotels, Restaurants & Leisure - 0.3%
Accor SA	574	20
Carnival Corp. ^	1,000	32
Carnival PLC	483	15
Chipotle Mexican Grill, Inc. - Class A ‡^	36	15
Compass Group PLC	4,224	44
Crown, Ltd. ^	1,658	15
Darden Restaurants, Inc. ^	200	10
Echo Entertainment Group, Ltd.	1,466	7
Galaxy Entertainment Group, Ltd. ‡^	5,400	15
Genting Singapore PLC ‡^	12,000	16
Intercontinental Hotels Group PLC ^	1,224	28
International Game Technology ^	1,000	17
Las Vegas Sands Corp. ^	600	35
Marriott International, Inc. - Class A ^	600	23
McDonald’s Corp.	2,200	216
McDonald’s Holdings Co., Japan, Ltd.	200	5

The notes are an integral part of this report.
Transamerica Series Trust	Page 11	March 31, 2012 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International ‡^	800	$11
OPAP SA	505	5
Oriental Land Co., Ltd.	100	11
Royal Caribbean Cruises, Ltd. ^	300	9
Sands China, Ltd.	4,000	16
Shangri-La Asia, Ltd.	2,000	4
SJM Holdings, Ltd.	7,000	14
SKYCITY Entertainment Group, Ltd.	1,171	4
Sodexo	350	29
Starbucks Corp. ^	1,500	84
Starwood Hotels & Resorts Worldwide, Inc. ^	400	23
TABCORP Holdings, Ltd.	1,466	4
Tim Hortons, Inc.	400	21
Wynn Macau, Ltd. ^	4,161	12
Wynn Resorts, Ltd. ^	200	25
Yum! Brands, Inc.	1,000	71
Household Durables - 0.1%
D.R. Horton, Inc. ^	1,500	23
Electrolux AB	677	14
Garmin, Ltd. ^	300	14
Husqvarna AB - Class B	1,031	6
Leggett & Platt, Inc. ^	700	16
Mohawk Industries, Inc. ‡^	200	13
Newell Rubbermaid, Inc. ^	500	9
Panasonic Corp. ^	4,900	45
Rinnai Corp.	100	7
Sekisui Chemical Co., Ltd.	1,000	9
Sekisui House, Ltd.	1,000	10
Sharp Corp. ^	2,400	18
Sony Corp. ^	2,200	45
Toll Brothers, Inc. ‡^	700	17
Whirlpool Corp.	300	23
Household Products - 0.3%
Church & Dwight Co., Inc. ^	400	20
Clorox Co. ^	200	14
Colgate-Palmolive Co.	1,000	98
Energizer Holdings, Inc. ‡^	300	22
Henkel AG & Co., KGaA	264	16
KAO Corp. ^	1,200	31
Kimberly-Clark Corp. ^	800	59
Procter & Gamble Co.	6,200	417
Reckitt Benckiser Group PLC	1,137	64
Uni-Charm Corp. ^	200	11
Independent Power Producers & Energy Traders - 0.0% ¥
AES Corp. ‡	2,100	27
Calpine Corp. ‡^	1,600	28
EDP Renovaveis SA ‡	737	4
Electric Power Development Co., Ltd. ^	500	14
Enel Green Power SpA ^	5,283	10
International Power PLC ^	5,910	38
NRG Energy, Inc. ‡^	600	9
TransAlta Corp.	800	15
Industrial Conglomerates - 0.4%
3M Co.	1,400	125
Danaher Corp. ^	1,100	62
Delek Group, Ltd.	30	6
Fraser and Neave, Ltd.	2,000	11
General Electric Co.	23,500	471
Hopewell Holdings, Ltd.	3,000	8
Hutchison Whampoa, Ltd.	4,000	40
Keppel Corp., Ltd.	3,200	28
Koninklijke Philips Electronics NV	1,732	35
NWS Holdings, Ltd.	8,000	12
Orkla ASA	1,687	13
SembCorp Industries, Ltd.	3,000	13
Siemens AG	1,819	183

	Shares	Value (000’s)
Industrial Conglomerates (continued)
Smiths Group PLC	880	$15
Tyco International, Ltd.	1,000	56
Wendel SA	69	6
Insurance - 0.7%
ACE, Ltd. ^	700	51
Admiral Group PLC	716	14
Aflac, Inc.	1,000	46
Ageas	4,315	9
AIA Group, Ltd.	18,600	68
Allianz SE	1,004	121
Allstate Corp. ^	1,000	33
American International Group, Inc. ‡	1,000	31
AMP, Ltd.	4,533	20
AON Corp. ^	500	25
Arch Capital Group, Ltd. ‡	300	11
Assicurazioni Generali SpA	2,481	39
Assurant, Inc. ^	200	8
Aviva PLC	5,197	28
Axis Capital Holdings, Ltd.	300	10
Baloise Holding AG	142	11
Berkshire Hathaway, Inc. - Class B ‡	2,000	163
Chubb Corp.	600	41
Cincinnati Financial Corp. ^	300	10
CNP Assurances	1,101	17
Delta Lloyd NV	707	12
Everest RE Group, Ltd.	100	9
Fairfax Financial Holdings, Ltd.	43	17
Fidelity National Financial, Inc. - Class A ^	1,500	27
Genworth Financial, Inc. - Class A ‡^	1,800	15
Gjensidige Forsikring ASA	440	5
Great-West Lifeco, Inc. ^	500	12
Hannover Rueckversicherung AG	288	17
Hartford Financial Services Group, Inc. ^	700	15
Industrial Alliance Insurance & Financial Services, Inc.	200	6
Insurance Australia Group, Ltd.	4,701	17
Intact Financial Corp. ^	200	12
Legal & General Group PLC	11,162	23
Lincoln National Corp. ^	900	24
Loews Corp.	500	20
Manulife Financial Corp. ^	3,900	53
Mapfre SA ^	5,180	17
Marsh & McLennan Cos., Inc. ^	1,200	39
MetLife, Inc.	2,100	79
MS&AD Insurance Group Holdings ^	1,300	27
Muenchener Rueckversicherungs AG	331	50
NKSJ Holdings, Inc. ^	700	16
Old Mutual PLC	10,502	27
PartnerRe, Ltd.	300	20
Power Corp. of Canada ^	900	24
Principal Financial Group, Inc.	600	18
Progressive Corp. ^	1,000	23
Prudential Financial, Inc. ^	1,000	63
Prudential PLC	5,409	65
QBE Insurance Group, Ltd.	2,437	36
RenaissanceRe Holdings, Ltd. ^	200	15
Resolution, Ltd.	6,347	27
RSA Insurance Group PLC ^	17,619	29
Sampo OYJ - Class A	811	23
SCOR SE	874	24
Sony Financial Holdings, Inc. ^	416	7
Standard Life PLC	11,752	43
Sun Life Financial, Inc.	1,000	24
Suncorp Group, Ltd.	2,251	20
Swiss Life Holding AG ‡	188	22

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Insurance (continued)
Swiss Re AG ‡	563	$36
T&D Holdings, Inc. ^	1,000	12
Tokio Marine Holdings, Inc. ^	1,500	41
Torchmark Corp. ^	450	22
Travelers Cos., Inc.	900	53
Tryg A/S	92	5
Unum Group ^	1,200	29
Vienna Insurance Group AG	130	6
Willis Group Holdings PLC	300	10
WR Berkley Corp. ^	300	11
XL Group PLC - Class A	1,200	26
Zurich Financial Services AG ‡	209	56
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. ‡	800	161
Expedia, Inc. ^	350	12
Liberty Interactive Corp. ‡^	700	13
NetFlix, Inc. ‡^	100	12
priceline.com, Inc. ‡^	100	72
Rakuten, Inc.	14	15
Internet Software & Services - 0.2%
Akamai Technologies, Inc. ‡^	500	18
DeNA Co., Ltd. ^	217	6
eBay, Inc. ‡	2,600	96
Google, Inc. - Class A ‡	600	384
Gree, Inc. ^	300	8
Open Text Corp. ‡	100	6
United Internet AG	731	14
VeriSign, Inc. ^	300	12
Yahoo! Inc. ‡	2,100	32
Yahoo! Japan Corp. ^	22	7
IT Services - 0.4%
Accenture PLC - Class A ^	1,400	90
Alliance Data Systems Corp. ‡^	200	25
Amadeus IT Holding SA - Class A	607	11
AtoS	313	18
Automatic Data Processing, Inc. ^	1,000	55
Capital Gemini SA	192	9
CGI Group, Inc. - Class A ‡	600	13
Cognizant Technology Solutions Corp. - Class A ‡	700	54
Computer Sciences Corp.	700	21
Computershare, Ltd. ^	1,070	10
Fidelity National Information Services, Inc. ^	600	20
Fiserv, Inc. ‡^	200	14
International Business Machines Corp.	2,700	564
ITOCHU Techno-Solutions Corp. ^	300	13
Mastercard, Inc. - Class A	200	84
Nomura Research Institute, Ltd. ^	200	5
NTT Data Corp. ^	3	11
Paychex, Inc.	600	19
SAIC, Inc. ‡^	1,500	20
Teradata Corp. ‡	300	20
Total System Services, Inc.	700	16
Visa, Inc. - Class A ^	1,200	142
Western Union Co. ^	900	16
Leisure Equipment & Products - 0.0% ¥
Hasbro, Inc. ^	200	7
Mattel, Inc. ^	800	27
Namco Bandai Holdings, Inc.	500	7
Nikon Corp. ^	800	24
Sankyo Co., Ltd.	100	5
Sega Sammy Holdings, Inc. ^	600	13
Shimano, Inc.	100	6
Yamaha Corp. ^	400	4
Life Sciences Tools & Services - 0.0% ¥
Agilent Technologies, Inc.	600	27

	Shares	Value (000’s)
Life Sciences Tools & Services (continued)
Covance, Inc. ‡^	200	$10
Illumina, Inc. ‡^	200	11
Life Technologies Corp. ‡	200	10
QIAGEN NV ‡	625	10
Thermo Fisher Scientific, Inc.	800	44
Waters Corp. ‡	300	27
Machinery - 0.4%
AGCO Corp. ‡^	200	9
Alfa Laval AB	776	16
Amada Co., Ltd.	1,000	7
Atlas Copco AB - Class A	1,427	35
Atlas Copco AB - Class B	898	19
Caterpillar, Inc.	1,400	148
Cummins, Inc.	400	48
Deere & Co. ^	800	65
Dover Corp. ^	300	19
Eaton Corp.	600	30
FANUC Corp. ^	400	70
Fiat Industrial SpA ‡	1,546	16
Flowserve Corp. ^	100	12
GEA Group AG	1,022	35
Hino Motors, Ltd.	1,000	7
Hitachi Construction Machinery Co., Ltd. ^	400	9
IHI Corp. ^	2,000	5
Illinois Tool Works, Inc. ^	900	51
Ingersoll-Rand PLC ^	600	25
Japan Steel Works, Ltd.	1,000	7
Joy Global, Inc. ^	200	15
JTEKT Corp.	600	7
Kawasaki Heavy Industries, Ltd. ^	3,000	9
Komatsu, Ltd. ^	2,100	60
Kone OYJ - Class B	344	19
Kubota Corp. ^	3,000	29
Kurita Water Industries, Ltd. ^	200	5
Makita Corp. ^	200	8
MAN SE	121	16
Metso OYJ	255	11
Mitsubishi Heavy Industries, Ltd. ^	6,000	29
NGK Insulators, Ltd.	400	6
NSK, Ltd.	1,000	8
NTN Corp.	1,000	4
PACCAR, Inc. ^	600	28
Pall Corp. ^	600	36
Parker Hannifin Corp. ^	300	25
Pentair, Inc. ^	600	29
Sandvik AB	2,123	31
Scania AB - Class B	570	12
SembCorp Marine, Ltd. ^	2,000	8
SKF AB - Class B	1,061	26
SMC Corp.	100	16
SPX Corp.	200	16
Stanley Black & Decker, Inc.	200	15
Sulzer AG	49	7
Sumitomo Heavy Industries, Ltd.	1,000	6
THK Co., Ltd. ^	200	4
Vallourec SA	194	12
Volvo AB - Class B	2,796	41
Wartsila OYJ Abp ^	387	15
Weir Group PLC ^	819	23
Xylem, Inc. ^	600	17
Yangzijiang Shipbuilding Holdings, Ltd. ^	11,000	12
Marine - 0.0% ¥
A.P. Moller - Maersk A/S - Class A	1	7
A.P. Moller - Maersk A/S - Class B	3	23
Kawasaki Kisen Kaisha, Ltd. ‡^	3,000	7
Keuhne & Nagel International AG	443	60

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 13

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Marine (continued)
Mitsui O.S.K. Lines, Ltd. ^	2,000	$9
Neptune Orient Lines, Ltd.	2,000	2
Nippon Yusen KK ^	3,000	9
Orient Overseas International, Ltd.	500	4
Media - 0.5%
Axel Springer AG ^	351	18
British Sky Broadcasting Group PLC	3,895	42
Cablevision Systems Corp. - Class A ^	300	4
CBS Corp. - Class B ^	1,000	34
Comcast Corp. - Class A ^	4,400	133
Comcast Corp., Special Class A ^	1,500	44
Dentsu, Inc. ^	300	10
DIRECTV - Class A ‡	1,800	90
Discovery Communications, Inc. - Class A ‡^	600	30
Discovery Communications, Inc. - Class C ‡^	300	14
DISH Network Corp. - Class A ^	1,300	43
Eutelsat Communications SA	578	21
Interpublic Group of Cos., Inc.	900	10
JCDecaux SA ‡	415	13
Jupiter Telecommunications Co., Ltd.	7	7
Kabel Deutschland Holding AG ‡	464	29
Lagardere SCA	324	10
Liberty Global, Inc. - Class A ‡^	300	15
Liberty Global, Inc. - Class C ‡	300	14
McGraw-Hill Cos., Inc. ^	500	24
Mediaset SpA	2,626	7
Modern Times Group AB - Class B	176	10
News Corp. - Class A ^	3,900	77
News Corp. - Class B ^	1,500	30
Omnicom Group, Inc. ^	500	25
Pearson PLC	1,030	19
Publicis Groupe SA	201	11
Reed Elsevier NV	2,306	29
Reed Elsevier PLC	3,893	35
Sanoma OYJ ^	211	3
Scripps Networks Interactive, Inc. - Class A ^	600	29
SES SA	372	9
Shaw Communications, Inc. - Class B ^	900	19
Singapore Press Holdings, Ltd. ^	4,000	12
Sirius XM Radio, Inc. ‡	7,574	17
Societe Television Francaise 1	440	5
Thomson Reuters Corp. ^	600	17
Time Warner Cable, Inc. ^	800	65
Time Warner, Inc.	2,100	80
Toho Co., Ltd. ^	400	7
Viacom, Inc. - Class B	1,000	47
Virgin Media, Inc. ^	900	22
Vivendi SA	2,387	44
Walt Disney Co. ^	3,800	167
WPP PLC	1,510	21
Metals & Mining - 0.7%
Agnico-Eagle Mines, Ltd.	400	13
Alcoa, Inc. ^	2,100	21
Allegheny Technologies, Inc.	600	25
Alumina, Ltd.	4,729	6
Anglo American PLC	2,951	110
Antofagasta PLC	1,115	21
ArcelorMittal	1,457	28
Barrick Gold Corp. ^	2,100	91
BHP Billiton PLC	4,679	143
BHP Billiton, Ltd.	7,101	254
Boliden AB	492	8
Centerra Gold, Inc.	700	11
Cliffs Natural Resources, Inc. ^	200	14
Daido Steel Co., Ltd.	1,000	7

	Shares	Value (000’s)
Metals & Mining (continued)
Eldorado Gold Corp.	1,500	$21
Eurasian Natural Resources Corp., PLC	3,362	32
First Quantum Minerals, Ltd.	1,400	27
Fortescue Metals Group, Ltd. ^	5,492	33
Franco-Nevada Corp.	300	13
Freeport-McMoRan Copper & Gold, Inc.	1,900	72
Fresnillo PLC	1,101	28
Glencore International PLC ^	4,780	30
Goldcorp, Inc.	1,700	77
Hitachi Metals, Ltd.	400	5
Iluka Resources, Ltd.	815	15
Inmet Mining Corp. ^	300	17
Ivanhoe Mines, Ltd. ‡	845	13
JFE Holdings, Inc. ^	900	19
Kazakhmys PLC	804	12
Kinross Gold Corp.	2,533	25
Kobe Steel, Ltd. ^	4,000	6
Lynas Corp., Ltd. ‡^	3,309	4
Maruichi Steel Tube, Ltd. ^	200	5
Mitsubishi Materials Corp.	2,000	6
New Gold, Inc. ‡	950	9
Newcrest Mining, Ltd.	1,552	48
Newmont Mining Corp.	1,100	56
Nippon Steel Corp. ^	11,000	30
Norsk Hydro ASA	1,692	9
Nucor Corp. ^	500	21
Osisko Mining Corp. ‡	600	7
OZ Minerals, Ltd.	634	6
Pan American Silver Corp. ^	300	7
Randgold Resources, Ltd.	100	9
Rio Tinto PLC	2,942	161
Rio Tinto, Ltd.	926	63
Salzgitter AG	111	6
Silver Wheaton Corp. ^	800	27
Sims Metal Management, Ltd. ^	662	10
SSAB AB	1,198	11
Sumitomo Metal Industries, Ltd. ^	7,000	14
Sumitomo Metal Mining Co., Ltd.	1,000	14
Teck Resources, Ltd. - Class B	1,300	46
ThyssenKrupp AG	949	24
U.S. Steel Corp. ^	600	18
Vedanta Resources PLC	669	13
Voestalpine AG	263	9
Walter Energy, Inc.	128	8
Xstrata PLC	3,645	62
Yamana Gold, Inc. ^	2,600	41
Yamato Kogyo Co., Ltd. ^	300	9
Multiline Retail - 0.1%
Canadian Tire Corp., Ltd. - Class A	200	13
Dollar General Corp. ‡	900	41
Dollar Tree, Inc. ‡^	200	19
Family Dollar Stores, Inc. ^	200	13
Harvey Norman Holdings, Ltd. ^	3,984	8
Isetan Mitsukoshi Holdings, Ltd. ^	800	9
J. Front Retailing Co., Ltd.	1,000	6
JC Penney Co., Inc. ^	300	11
Kohl’s Corp. ^	600	30
Macy’s, Inc. ^	800	32
Marks & Spencer Group PLC	3,057	19
Marui Group Co., Ltd. ^	1,200	10
Next PLC	475	23
Nordstrom, Inc.	600	33
PPR SA	140	24
Takashimaya Co., Ltd.	1,000	8
Target Corp. ^	1,400	81

The notes are an integral part of this report.
Transamerica Series Trust	Page 14	March 31, 2012 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Multi-Utilities - 0.2%
A2A SpA ^	6,274	$5
AGL Energy, Ltd.	1,130	17
Alliant Energy Corp. ^	200	9
Ameren Corp.	800	26
Canadian Utilities, Ltd. ^	200	13
CenterPoint Energy, Inc. ^	1,000	20
Centrica PLC	7,815	40
Dominion Resources, Inc.	1,200	60
DTE Energy Co.	300	17
GDF Suez	2,510	64
Integrys Energy Group, Inc. ^	300	16
MDU Resources Group, Inc. ^	700	16
National Grid PLC	7,093	71
NiSource, Inc. ^	1,000	24
NSTAR ^	200	10
PG&E Corp. ^	900	39
Public Service Enterprise Group, Inc.	1,000	31
RWE AG	736	35
SCANA Corp. ^	300	14
Sempra Energy ^	400	24
Suez Environnement Co. ^	1,067	16
United Utilities Group PLC	1,408	14
Veolia Environnement SA	582	10
Wisconsin Energy Corp. ^	400	14
Xcel Energy, Inc.	700	19
Office Electronics - 0.1%
Brother Industries, Ltd. ^	300	4
Canon, Inc.	2,500	118
Konica Minolta Holdings, Inc. ^	1,000	9
Ricoh Co., Ltd.	1,000	10
Xerox Corp. ^	2,100	17
Oil, Gas & Consumable Fuels -1.7%
Alpha Natural Resources, Inc. ‡^	600	9
Anadarko Petroleum Corp.	1,000	78
Apache Corp.	800	80
ARC Resources, Ltd. ^	800	18
Arch Coal, Inc. ^	800	9
Athabasca Oil Sands Corp. ‡^	800	9
Baytex Energy Corp. ^	500	26
BG Group PLC	6,869	159
Bonavista Energy Corp. ^	300	6
BP PLC	41,568	307
Caltex Australia, Ltd.	798	11
Cameco Corp. ^	600	13
Canadian Natural Resources, Ltd. ^	2,400	80
Canadian Oil Sands, Ltd. ^	700	15
Cenovus Energy, Inc.	1,700	61
Chesapeake Energy Corp. ^	1,400	32
Chevron Corp.	4,400	471
Cimarex Energy Co. ^	300	23
Concho Resources, Inc. ‡	301	31
ConocoPhillips ^	3,000	228
Consol Energy, Inc. ^	400	14
Continental Resources, Inc. ‡^	482	41
Cosmo Oil Co., Ltd.	1,000	3
Crescent Point Energy Corp. ^	400	17
Denbury Resources, Inc. ‡	1,100	20
Devon Energy Corp.	800	57
El Paso Corp.	1,600	47
Enbridge, Inc.	1,600	62
EnCana Corp. ^	1,600	31
Energen Corp.	200	10
Enerplus Corp. ^	400	9
ENI SpA	5,308	125
EOG Resources, Inc. ^	500	56
Essar Energy PLC ‡	3,243	8

	Shares	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp. ^	10,915	$946
Galp Energia SGPS SA - Class B	535	9
Hess Corp.	600	35
HollyFrontier Corp.	454	15
Husky Energy, Inc. ^	900	23
Imperial Oil, Ltd. ^	500	23
INPEX Corp. ^	5	34
Japan Petroleum Exploration Co.	100	5
JX Holdings, Inc. ^	5,000	31
Kinder Morgan Management LLC ^	214	16
Kinder Morgan, Inc. ^	1,025	40
Lundin Petroleum AB ‡	496	11
Marathon Oil Corp. ^	1,600	51
Marathon Petroleum Corp. ^	800	35
MEG Energy Corp. ‡	300	12
Murphy Oil Corp.	300	17
Neste Oil OYJ	597	7
Newfield Exploration Co. ‡	200	7
Nexen, Inc.	800	15
Niko Resources, Ltd. ^	300	11
Noble Energy, Inc.	300	29
Occidental Petroleum Corp.	1,800	171
OMV AG	397	14
Origin Energy, Ltd.	2,154	30
Pacific Rubiales Energy Corp.	600	18
Peabody Energy Corp.	400	12
Pengrowth Energy Corp. ^	600	6
Penn West Petroleum, Ltd. ^	700	14
Pioneer Natural Resources Co. ^	200	22
Plains Exploration & Production Co. ‡	600	26
Progress Energy Resources Corp. ^	2,000	20
QEP Resources, Inc. ^	300	9
Range Resources Corp.	600	35
Repsol YPF SA	2,028	51
Royal Dutch Shell PLC - Class A	7,881	275
Royal Dutch Shell PLC - Class B	5,729	202
Santos, Ltd.	2,103	31
Showa Shell Sekiyu KK ^	300	2
Southwestern Energy Co. ‡	600	18
Spectra Energy Corp. ^	1,100	35
Statoil ASA	2,435	66
Suncor Energy, Inc.	3,500	114
Sunoco, Inc.	600	23
Talisman Energy, Inc.	1,700	21
TonenGeneral Sekiyu KK	1,000	9
Total SA	4,676	238
Tourmaline Oil Corp. ‡	224	5
TransCanada Corp. ^	1,500	64
Tullow Oil PLC	1,714	42
Ultra Petroleum Corp. ‡^	400	9
Valero Energy Corp.	1,300	34
Vermilion Energy, Inc. ^	300	14
Whiting Petroleum Corp. ‡^	236	13
Williams Cos., Inc.	1,300	40
Woodside Petroleum, Ltd.	1,150	41
Paper & Forest Products - 0.0% ¥
Holmen AB - Class B	121	3
International Paper Co. ^	700	25
MeadWestvaco Corp. ^	900	28
Nippon Paper Group, Inc. ^	300	6
OJI Paper Co., Ltd. ^	3,000	14
Sino-Forest Corp. - Class A ‡ ^	600	1
Stora Enso OYJ - Class R	1,563	12
Svenska Cellulosa AB - Class B	923	16
UPM-Kymmene OYJ	788	11

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Personal Products - 0.1%
Avon Products, Inc. ^	700	$14
Beiersdorf AG	386	25
Estee Lauder Cos., Inc. - Class A ^	600	37
L’Oreal SA	486	60
Shiseido Co., Ltd. ^	800	14
Pharmaceuticals - 1.1%
Abbott Laboratories	3,300	202
Allergan, Inc.	700	67
Astellas Pharma, Inc. ^	1,000	41
AstraZeneca PLC	2,730	121
Bayer AG	1,829	129
Bristol-Myers Squibb Co.	3,500	118
Chugai Pharmaceutical Co., Ltd. ^	500	9
Daiichi Sankyo Co., Ltd. ^	1,500	27
Dainippon Sumitomo Pharma Co., Ltd. ^	400	4
Eisai Co., Ltd. ^	500	20
Elan Corp. PLC ‡	1,067	16
Eli Lilly & Co.	2,300	93
Forest Laboratories, Inc. ‡^	900	31
GlaxoSmithKline PLC	11,469	256
Hisamitsu Pharmaceutical Co., Inc.	100	5
Hospira, Inc. ‡^	200	7
Johnson & Johnson ^	6,000	396
Merck & Co., Inc.	6,800	261
Merck KGaA	21	2
Mitsubishi Tanabe Pharma Corp. ^	1,000	14
Mylan, Inc. ‡	800	19
Novartis AG	4,828	267
Novo Nordisk A/S - Class B	926	128
Ono Pharmaceutical Co., Ltd. ^	200	11
Orion OYJ - Class B ^	152	3
Otsuka Holdings Co., Ltd. ^	600	18
Perrigo Co. ^	200	21
Pfizer, Inc.	17,700	402
Roche Holding AG	1,425	248
Sanofi	2,464	191
Santen Pharmaceutical Co., Ltd.	100	4
Shionogi & Co., Ltd. ^	500	7
Shire PLC	702	23
Taisho Pharmaceutical Holdings Co., Ltd.	1	♦
Takeda Pharmaceutical Co., Ltd. ^	1,700	75
Teva Pharmaceutical Industries, Ltd.	2,098	93
Tsumura & Co. ^	300	9
UCB SA	205	9
Valeant Pharmaceuticals International, Inc. ‡	600	32
Warner Chilcott PLC - Class A ‡	600	10
Watson Pharmaceuticals, Inc. ‡	200	13
Professional Services - 0.1%
Adecco SA ‡	594	31
Bureau Veritas SA	196	17
Capita PLC	1,452	17
Dun & Bradstreet Corp.	200	17
Equifax, Inc.	300	13
Experian Group, Ltd.	1,640	26
IHS, Inc. - Class A ‡^	200	19
Intertek Group PLC	997	41
Manpower, Inc. ^	200	9
Nielsen Holdings NV ‡	890	27
Randstad Holding NV ^	325	12
Robert Half International, Inc. ^	300	9
SGS SA	16	31
Verisk Analytics, Inc. - Class A ‡^	400	19
Real Estate Investment Trusts - 0.4%
American Tower Corp. - Class A	900	58
Annaly Capital Management, Inc. ^	1,600	25

	Shares	Value (000’s)
Real Estate Investment Trusts (continued)
Ascendas Real Estate Investment Trust	6,000	$10
AvalonBay Communities, Inc. ^	200	28
Boston Properties, Inc. ^	300	31
British Land Co., PLC	2,324	18
CapitaMall Trust	7,000	10
CFS Retail Property Trust	6,093	11
Corio NV	498	26
Dexus Property Group	11,082	10
Digital Realty Trust, Inc. ^	300	22
Duke Realty Corp. ^	900	13
Equity Residential ^	500	31
Federal Realty Investment Trust ^	300	29
Fonciere Des Regions	147	12
Gecina SA ^	305	32
General Growth Properties, Inc. ^	2,214	38
Goodman Group ‡	41,177	29
GPT Group	8,780	28
HCP, Inc.	800	32
Health Care REIT, Inc. ^	400	22
Host Hotels & Resorts, Inc. ^	1,100	18
ICADE	93	8
Japan Prime Realty Investment Corp. ^	2	6
Japan Real Estate Investment Corp.	1	9
Japan Retail Fund Investment Corp.	7	10
Kimco Realty Corp. ^	1,500	29
Klepierre	583	20
Land Securities Group PLC	3,445	40
Liberty Property Trust	400	14
Link Real Estate Investment Trust	4,500	17
Macerich Co. ^	500	29
Mirvac Group	11,910	14
Nippon Building Fund, Inc.	1	9
Nomura Real Estate Office Fund, Inc. - Class A	1	6
Plum Creek Timber Co., Inc. ^	200	8
ProLogis, Inc. ^	956	34
Public Storage ^	300	42
Rayonier, Inc. ^	300	13
Regency Centers Corp. ^	200	9
RioCan Real Estate Investment Trust	500	14
Simon Property Group, Inc. ^	600	88
Stockland	4,571	14
Unibail-Rodamco SE	169	34
Ventas, Inc. ^	600	34
Vornado Realty Trust	300	25
Westfield Group	4,448	41
Westfield Retail Trust	4,825	13
Weyerhaeuser Co. ^	800	18
Real Estate Management & Development - 0.2%
AEON Mall Co., Ltd.	300	7
Brookfield Asset Management, Inc. - Class A	1,000	32
Brookfield Office Properties, Inc. ^	1,500	26
CapitaLand, Ltd.	3,000	7
CapitaMalls Asia, Ltd.	5,000	7
CBRE Group, Inc. - Class A ‡^	1,200	24
Cheung Kong Holdings, Ltd.	3,000	39
City Developments, Ltd. ^	1,362	12
Daito Trust Construction Co., Ltd. ^	200	18
Daiwa House Industry Co., Ltd.	1,000	13
Global Logistic Properties, Ltd. - Class L ‡	5,000	9
Hang Lung Group, Ltd.	2,000	13
Hang Lung Properties, Ltd.	5,000	18
Henderson Land Development Co., Ltd.	2,000	11
Hysan Development Co., Ltd.	389	2
IMMOFINANZ AG ‡	2,096	8

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 16

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Real Estate Management & Development (continued)
Keppel Land, Ltd. ^	2,000	$6
Kerry Properties, Ltd.	2,500	11
Lend Lease Corp., Ltd.	1,266	10
Mitsubishi Estate Co., Ltd. ^	2,700	47
Mitsui Fudosan Co., Ltd. ^	2,200	41
New World Development Co., Ltd.	8,000	10
Nomura Real Estate Holdings, Inc. ^	600	11
NTT Urban Development Corp. ^	12	10
Sino Land Co., Ltd.	13,200	21
Sumitomo Realty & Development Co., Ltd.	500	12
Sun Hung Kai Properties, Ltd.	3,000	37
Swire Pacific, Ltd.	1,500	17
Tokyu Land Corp.	1,000	5
Wharf Holdings, Ltd.	3,000	16
Wheelock & Co., Ltd.	5,000	15
Road & Rail - 0.2%
Asciano, Ltd.	1,048	5
Canadian National Railway Co.	900	71
Canadian Pacific Railway, Ltd. ^	500	38
Central Japan Railway Co. ^	3	25
CSX Corp.	2,400	52
DSV A/S ^	515	12
East Japan Railway Co. ^	800	50
Groupe Eurotunnel SA	1,447	13
Hertz Global Holdings, Inc. ‡^	573	9
JB Hunt Transport Services, Inc. ^	200	11
Kansas City Southern ‡^	300	22
Keikyu Corp.	1,000	9
KEIO Corp.	1,000	7
Keisei Electric Railway Co., Ltd.	1,000	8
Kintetsu Corp. ^	3,000	11
MTR Corp., Ltd.	3,500	13
Nippon Express Co., Ltd.	2,000	8
Norfolk Southern Corp.	800	53
Odakyu Electric Railway Co., Ltd.	1,000	9
QR National, Ltd.	4,114	16
Tobu Railway Co., Ltd. ^	2,000	11
Tokyu Corp. ^	2,000	9
Union Pacific Corp.	1,000	106
West Japan Railway Co. ^	300	12
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. ‡^	3,600	29
Advantest Corp. ^	200	3
Altera Corp.	500	20
Analog Devices, Inc. ^	800	32
Applied Materials, Inc.	2,300	29
ARM Holdings PLC	3,242	31
ASM Pacific Technology, Ltd. ^	478	7
ASML Holding NV	1,085	54
Avago Technologies, Ltd. ^	400	16
Broadcom Corp. - Class A ‡	1,100	43
Cree, Inc. ‡^	500	16
Infineon Technologies AG	1,249	13
Intel Corp.	11,900	335
KLA-Tencor Corp. ^	300	16
LAM Research Corp. ‡^	700	31
Linear Technology Corp.	900	30
LSI Corp. ‡	1,800	16
Marvell Technology Group, Ltd. ‡	1,500	24
Maxim Integrated Products, Inc. ^	500	14
Microchip Technology, Inc. ^	300	11
Micron Technology, Inc. ‡^	1,100	9
NVIDIA Corp. ‡	800	12
ROHM Co., Ltd. ^	200	10
STMicroelectronics NV	1,895	15
Sumco Corp. ‡^	800	10

	Shares	Value (000’s)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	2,300	$77
Tokyo Electron, Ltd. ^	400	23
Xilinx, Inc. ^	900	33
Software - 0.5%
Activision Blizzard, Inc. ^	1,800	23
Adobe Systems, Inc. ‡^	1,000	34
Autodesk, Inc. ‡^	300	13
BMC Software, Inc. ‡	600	24
CA, Inc. ^	1,200	33
Citrix Systems, Inc. ‡	300	24
Dassault Systemes SA	142	13
Electronic Arts, Inc. ‡	500	8
Intuit, Inc. ^	500	30
Konami Corp. ^	200	6
Microsoft Corp.	16,800	542
NICE Systems, Ltd. ‡	171	7
Nintendo Co., Ltd. ^	200	30
Nuance Communications, Inc. ‡^	500	13
Oracle Corp.	8,900	260
Oracle Corp. Japan	400	15
Red Hat, Inc. ‡	600	36
Salesforce.com, Inc. ‡^	200	31
SAP AG	2,035	142
Square Enix Holdings Co., Ltd. ^	200	4
Symantec Corp. ‡	1,200	22
Synopsys, Inc. ‡^	400	12
Trend Micro, Inc.	300	9
VMware, Inc. - Class A ‡^	300	34
Specialty Retail - 0.3%
ABC-Mart, Inc.	100	4
Abercrombie & Fitch Co. - Class A ^	200	10
Advance Auto Parts, Inc.	300	27
AutoZone, Inc. ‡	100	37
Bed Bath & Beyond, Inc. ‡^	500	33
Best Buy Co., Inc. ^	600	14
CarMax, Inc. ‡^	700	24
Fast Retailing Co., Ltd.	100	23
GameStop Corp. - Class A ^	500	11
Gap, Inc. ^	1,700	44
Hennes & Mauritz AB - Class B	2,074	75
Home Depot, Inc.	3,500	176
Inditex SA	536	51
Kingfisher PLC	7,933	39
Limited Brands, Inc. ^	600	29
Lowe’s Cos., Inc.	2,800	88
Nitori Holdings Co., Ltd.	50	5
O’Reilly Automotive, Inc. ‡^	200	18
PetSmart, Inc. ^	200	11
Ross Stores, Inc.	400	23
Sanrio Co., Ltd.	100	4
Shimamura Co., Ltd.	100	11
Staples, Inc. ^	1,000	16
Tiffany & Co. ^	200	14
TJX Cos., Inc.	1,400	56
Urban Outfitters, Inc. ‡^	400	12
USS Co., Ltd.	80	8
Yamada Denki Co., Ltd. ^	180	11
Textiles, Apparel & Luxury Goods - 0.2%
Adidas AG	424	33
Asics Corp. ^	1,000	11
Burberry Group PLC	1,218	29
Christian Dior SA	82	13
Cie Financiere Richemont SA	1,008	63
Coach, Inc.	600	46
Fossil, Inc. ‡^	120	16
Gildan Activewear, Inc. - Class A ^	400	11

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 17

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Shares
	Shares	Value (000’s)
Textiles, Apparel & Luxury Goods (continued)
Lululemon Athletica, Inc. ‡^	234	$17
Luxottica Group SpA	371	13
LVMH Moet Hennessy Louis Vuitton SA	561	97
NIKE, Inc. - Class B	700	77
Ralph Lauren Corp. ^	100	17
Swatch Group AG - BR	68	31
Swatch Group AG - Reg	278	22
V.F. Corp.	300	44
Yue Yuen Industrial Holdings	1,000	4
Thrifts & Mortgage Finance - 0.0% ¥
Hudson City Bancorp, Inc. ^	1,600	12
New York Community Bancorp, Inc. ^	1,400	19
People’s United Financial, Inc. ^	1,800	24
Tobacco - 0.3%
Altria Group, Inc.	4,600	142
British American Tobacco PLC	4,243	214
Imperial Tobacco Group PLC	1,981	80
Japan Tobacco, Inc. ^	10	56
Lorillard, Inc. ^	300	39
Philip Morris International, Inc.	4,000	354
Reynolds American, Inc.	700	29
Swedish Match AB	571	23
Trading Companies & Distributors - 0.1%
Fastenal Co. ^	400	22
Finning International, Inc. ^	500	14
ITOCHU Corp.	3,000	33
Marubeni Corp. ^	3,400	25
Mitsubishi Corp. ^	3,000	69
Mitsui & Co., Ltd. ^	3,800	61
Noble Group, Ltd.	6,000	7
Sojitz Corp. ^	6,500	12
Sumitomo Corp. ^	2,500	36
Toyota Tsusho Corp. ^	500	10
Wolseley PLC	829	32
WW Grainger, Inc. ^	100	21
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	1,717	30
Aeroports de Paris ^	124	10
Atlantia SpA	509	8
Auckland International Airport, Ltd.	1,874	4
Fraport AG Frankfurt Airport Services
Worldwide	206	13
Hutchison Port Holdings Trust	11,000	8
Kamigumi Co., Ltd.	1,000	8
Koninklijke Vopak NV	438	25
Mitsubishi Logistics Corp.	1,000	12
Sydney Airport	4,864	14
Transurban Group	4,071	24
Water Utilities - 0.0% ¥
American Water Works Co., Inc.	1,000	34
Severn Trent PLC	970	24
Wireless Telecommunication Services - 0.2%
Cellcom Israel, Ltd.	95	1
Crown Castle International Corp. ‡^	500	27
KDDI Corp. ^	6	39
MetroPCS Communications, Inc. ‡	2,200	20
Millicom International Cellular SA	129	15
Mobistar SA	113	6
NII Holdings, Inc. ‡^	600	11
NTT DoCoMo, Inc. ^	34	56
Partner Communications Co., Ltd.	258	2
Rogers Communications, Inc. - Class B ^	900	36
SBA Communications Corp. - Class A ‡^	500	25
Softbank Corp. ^	1,900	56
Sprint Nextel Corp. ‡^	5,100	15
StarHub, Ltd.	4,000	10
	Principal	Principal
	Shares	Value (000’s)
Wireless Telecommunication Services (continued)
Vodafone Group PLC	114,494	$314

Total Common Stocks (cost $51,505)		55,568

SECURITIES LENDING COLLATERAL - 8.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	25,151,400	25,151
Total Securities Lending Collateral (cost $25,151)

	Principal	Principal
	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 31.3%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $93,728 on 04/02/2012. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $95,605.	$93,728	93,728
Total Repurchase Agreement (cost $93,728)

Total Investment Securities (cost $309,006) P		316,709
Other Assets and Liabilities - Net		(17,083)

Net Assets		$299,626

The notes are an integral part of this report.
Transamerica Series Trust		March 31, 2012 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

FUTURES CONTRACTS: g

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year Australian Treasury Bond	Long	1	06/15/2012	$	(♦ )
10-Year Government of Canada Bond	Long	4	06/20/2012		(3)
10-Year Japan Governement Bond Mini	Long	18	06/08/2012		(10)
10-Year U.S. Treasury Note	Long	2	06/20/2012		(♦ )
30-Year U.S. Treasury Bond	Long	1	06/20/2012		(1)
ASX SPI 200 Index	Long	28	06/21/2012		57
CAC 40 Index	Long	8	04/20/2012		(11)
DAX Index	Long	2	06/15/2012		(1)
EURO STOXX 50 Index	Long	134	06/15/2012		(120)
FTSE 100 Index	Long	83	06/15/2012		(224)
German Euro BOBL	Long	7	06/07/2012		♦
German Euro Bund	Long	6	06/07/2012		3
German Euro Buxl	Long	2	06/07/2012		1
German Euro Schatz	Long	6	06/07/2012		♦
Hang Seng Index	Long	10	04/27/2012		(32)
MSCI EAFE E-Mini Index	Long	9	06/15/2012		8
MSCI Emerging Markets E-Mini	Long	74	06/15/2012		(14)
S&P 500 E-Mini Index	Long	598	06/15/2012		1,067
S&P TSE 60 Index	Long	28	06/14/2012		(18)
TOPIX Index	Long	72	06/08/2012		253
U.K. Long Gilt Bond	Long	4	06/27/2012		(1)

					$954

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	BCLY	286	06/15/2012	$302	$(9)
Australian Dollar	UBS	303	06/15/2012	314	(3)
Australian Dollar	WBC	(900)	06/15/2012	(942)	18
Australian Dollar	WBC	(1,214)	06/15/2012	(1,265)	18
Australian Dollar	BCLY	1,553	06/15/2012	1,623	(28)
Australian Dollar	UBS	643	06/15/2012	682	(21)
Canadian Dollar	DUB	(3,115)	06/15/2012	(3,101)	(17)
Euro	RBC	520	06/15/2012	682	11
Euro	RBS	(2,207)	06/15/2012	(2,929)	(16)
Euro	RBS	1,221	06/15/2012	1,603	26
Euro	RBC	739	06/15/2012	970	16
Euro	RBS	(41)	06/15/2012	(54)	(♦ )
Euro	RBS	(739)	06/15/2012	(969)	(17)
Euro	HSBC	547	06/15/2012	717	13
Euro	UBS	(2,247)	06/15/2012	(2,981)	(17)
Japanese Yen	RBS	49,607	06/15/2012	603	(3)
Japanese Yen	RBS	(225,432)	06/15/2012	(2,776)	50
Japanese Yen	RBS	(216,904)	06/15/2012	(2,635)	12
Japanese Yen	RBS	197,848	06/15/2012	2,403	(11)
Japanese Yen	UBS	244,488	06/15/2012	2,968	(12)
Pound Sterling	SCB	383	06/15/2012	605	7
Pound Sterling	GSC	177	06/15/2012	282	1
Pound Sterling	MSC	4,009	06/15/2012	6,336	73
Pound Sterling	UBS	(234)	06/15/2012	(373)	(1)
Swedish Krona	RBS	1,909	06/15/2012	280	8
Swedish Krona	UBS	(1,308)	06/15/2012	(192)	(5)
Swedish Krona	RBC	1,308	06/15/2012	192	5
Swiss Franc	UBS	303	06/15/2012	329	7
Swiss Franc	DUB	658	06/15/2012	722	8

					$113

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 19

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 03/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$(37)	$—	$(37)
DUB	(9)	—	(9)
GSC	1	—	1
HSBC	13	—	13
MSC	73	—	73
RBC	32	—	32
RBS	49	—	49
SCB	7	—	7
UBS	(52)	—	(52)
WBC	36	—	36

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

INVESTMENTS BY COUNTRY:	Percentage of Total Investments	Value (000’s)
United States	52.1%	$165,139
United Kingdom	2.0	6,261
Japan	1.6	5,003
Canada	1.1	3,365
Germany	0.8	2,437
Australia	0.7	2,257
France	0.7	2,216
Switzerland	0.7	2,105
Netherlands	0.4	1,126
Spain	0.2	806
Sweden	0.2	745
Hong Kong	0.2	674
Mexico	0.2	570
Cayman Islands	0.2	566
Italy	0.2	543
Israel	0.2	490
Luxembourg	0.1	445
Singapore	0.1	421
Austria	0.1	400
Belgium	0.1	377
Brazil	0.1	349
Supranational	0.1	292
Denmark	0.1	260
Bermuda	0.1	252
Finland	0.1	206
Norway	0.1	201
Isle of Man	0.0	¥160
Ireland	0.0	¥69
Portugal	0.0	¥48
New Zealand	0.0	¥27
Greece	0.0	¥20

Investment Securities, at Value	62.5	197,830
Short-Term Investments	37.5	118,879

Total Investments	100.0%	$316,709

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $24,443.
*	Floating or variable rate note. Rate is listed as of 03/30/2012.
¥	Percentage rounds to less than 0.1%.
Ž	The security has a perpetual maturity. The date shown is the next call date.
g	Cash in the amount of $5,583 is segregated as collateral with the broker to cover margin requirements for open futures contracts.
▲	Rate shown reflects the yield at 03/30/2012.
‡	Non-income producing security.
Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $16, or 0.01%, of the fund’s net assets.
P	Aggregate cost for federal income tax purposes is $309,006. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,235 and $3,532, respectively. Net unrealized appreciation for tax purposes is $7,703.
♦	Amount is less than 1.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2012, these securities aggregated $50, or 0.02%, of the fund’s net assets.
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BCLY	Barclays Bank PLC
CAC	Compagnie des Agents de Change (French stock market index)
DAX	Deutscher Aktien
DUB	Deutsche Bank AG
FTSE	Financial Times Stock Exchange
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
ICAP	The world’s premier voice and electronic interdealer broker and provider of post-trade services, is active in wholesale markets in interest rates, credit, commodities, FX, emerging markets, equities and equity derivatives.
MSC	Morgan Stanley Capital International
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland Group PLC
SCB	Standard Chartered Bank
UBS	UBS Warburg LLC
WBC	Westpac Banking Corp.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$32,447	$23,120	$1	$55,568
Corporate Debt Securities	—	31,299	—	31,299
Foreign Government Obligations	—	1,492	—	1,492
Mortgage-Backed Securities	—	3,078	—	3,078
Municipal Government Obligation	—	149	—	149
Preferred Corporate Debt Security	—	96	—	96
Preferred Stocks	—	97	—	97
Repurchase Agreement	—	93,728	—	93,728
Securities Lending Collateral	25,151	—	—	25,151
U.S. Government Agency Obligations	—	52,305	—	52,305
U.S. Government Obligations	—	53,746	—	53,746

Total	$57,598	$259,110	$1	$316,709

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Futures Contracts - Appreciation	$1,389	$—	$—	$1,389
Futures Contracts - Depreciation	(435)	—	—	(435)
Forward Foreign Currency Contracts - Appreciation	—	273	—	273
Forward Foreign Currency Contracts - Depreciation	—	(160)	—	(160)

Total	$954	$113	$—	$1,067

The notes are an integral part of this report.
Transamerica Series Trust		March 31, 2012 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands) (continued): '

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012
Common Stocks	$1	$—	$—	$—	$—	$—	$—	$—	$1	$—

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
Total aggregate market value of Level 3 is less than 0.01% of the fund’s net assets.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0%
Bonds - 58.7%
Transamerica AEGON U.S. Government Securities VP	2,416,774	$31,877
Transamerica Core Bond p	31,678,399	337,058
Transamerica Developing Markets Debt p	3,353,832	37,194
Transamerica Flexible Income p	897,453	8,131
Transamerica High Yield Bond p	1,677,424	15,684
Transamerica International Bond p	1,994,522	20,284
Transamerica PIMCO Total Return VP	28,450,292	337,136
Transamerica Short-Term Bond p	22,465,839	228,702
Capital Markets - 12.5%
Transamerica Capital Growth p	4,025,220	47,618
Transamerica Emerging Markets Debt p	828,624	8,692
Transamerica Quality Value p	7,391,984	84,787
Transamerica Select Equity p	6,414,400	74,407
Global/International Stocks - 3.7%
Transamerica Developing Markets Equity p	1,051,899	12,486
Transamerica Emerging Markets p	534,860	6,124
Transamerica International p	1,039,319	9,292
Transamerica International Equity Opportunities p	1,753,646	13,064
Transamerica International Small Cap p	1,030,437	8,419
Transamerica International Value p	257,657	1,780
Transamerica International Value Opportunities p	1,428,830	12,774
Inflation-Protected Securities - 10.2%
Transamerica PIMCO Real Return TIPS VP ‡	993,828	10,773
Transamerica Real Return TIPS p	14,916,131	164,973

	Shares	Value (000’s)
Tactical and Specialty - 2.6%
Transamerica Bond p	3,250,600	$32,896
Transamerica Clarion Global Real Estate Securities VP	213,955	2,360
Transamerica Global Allocation p	895,300	9,911
U.S. Stocks - 12.3%
Transamerica BlackRock Large Cap Value VP	4,147,260	63,577
Transamerica Growth Opportunities p	299,334	2,927
Transamerica Jennison Growth VP	6,136,890	57,380
Transamerica JPMorgan Mid Cap Value VP	436,888	6,584
Transamerica Morgan Stanley Mid- Cap Growth VP	37,570	1,199
Transamerica Small- & Mid-Cap Value Select p	490,776	4,756
Transamerica Small Company Growthp ‡	595,362	7,496
Transamerica Value p	345,005	7,718
Transamerica WMC Diversified Growth VP	2,377,447	60,102

Total Investment Securities (cost $1,639,605) P		1,728,161
Other Assets and Liabilities - Net		(144)

Net Assets		$1,728,017

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated Transamerica Funds.
The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $1,639,605. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $93,124 and $4,568, respectively. Net unrealized appreciation for tax purposes is $88,556.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$1,728,161	$—	$—	$1,728,161

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	Page 1	March 31, 2012 Form N-Q

Transamerica Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0%
Capital Markets - 28.0%
Transamerica Capital Growth p	4,248,082	$50,255
Transamerica Quality Value p	12,095,517	138,735
Transamerica Select Equity p	8,702,841	100,953
Capital Preservation - 0.1%
Transamerica AEGON Money Market VP	586,410	586
Global/International Stocks - 17.5%
Transamerica Developing Markets Equity p	4,802,263	57,003
Transamerica Emerging Markets p	1,169,067	13,386
Transamerica International p	2,854,730	25,521
Transamerica International Equity Opportunities p	2,753,950	20,517
Transamerica International Small Cap p	2,398,922	19,599
Transamerica International Value p	1,251,577	8,648
Transamerica International Value Opportunities p	4,121,108	36,843
Tactical and Specialty - 8.7%
Transamerica Clarion Global Real Estate Securities VP	2,728,445	30,096
Transamerica Commodity Strategy p	1,283,905	12,582
Transamerica Global Allocation p	1,251,366	13,853
Transamerica Global Macro p‡	1,790,803	10,422
Transamerica Long/Short Strategy p‡	768,120	6,183
Transamerica Managed Futures Strategy p	1,852,662	17,526

	Shares	Value (000’s)
U.S. Stocks - 45.7%
Transamerica BlackRock Large Cap Value VP	6,226,289	$95,449
Transamerica Growth Opportunities p	2,616,777	25,592
Transamerica Jennison Growth VP	12,122,198	113,343
Transamerica JPMorgan Mid Cap Value VP	2,303,063	34,707
Transamerica Morgan Stanley Mid-Cap Growth VP	641,288	20,463
Transamerica Small- & Mid-Cap Value Select p	2,762,808	26,772
Transamerica Small Company Growth p‡	1,468,443	18,488
Transamerica Value p	719,008	16,084
Transamerica WMC Diversified Growth VP	4,869,612	123,104

Total Investment Securities (cost $940,199) P		1,036,710
Other Assets and Liabilities - Net		(208)

Net Assets		$1,036,502

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated Transamerica Funds.
The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $940,199. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $108,949 and $12,438, respectively. Net unrealized appreciation for tax purposes is $96,511.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$1,036,710	$—	$—	$1,036,710

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	Page 1	March 31, 2012 Form N-Q

Transamerica Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0%
Bonds - 44.3%
Transamerica AEGON U.S. Government Securities VP	2,709,169	$35,734
Transamerica Core Bond p	54,992,675	585,122
Transamerica Developing Markets Debt p	7,221,367	80,085
Transamerica Flexible Income p	2,657,852	24,080
Transamerica High Yield Bond p	3,969,345	37,113
Transamerica International Bond p	6,371,218	64,795
Transamerica PIMCO Total Return VP	55,141,552	653,427
Transamerica Short-Term Bond p	32,027,775	326,043
Capital Markets - 14.8%
Transamerica Capital Growth p	8,743,679	103,438
Transamerica Emerging Markets Debt p	1,787,164	18,747
Transamerica Quality Value p	23,846,660	273,521
Transamerica Select Equity p	18,044,799	209,320
Global/International Stocks - 8.8%
Transamerica Developing Markets Equity p	4,311,847	51,182
Transamerica Emerging Markets p	2,638,613	30,212
Transamerica International p	5,732,827	51,251
Transamerica International Equity Opportunities p	10,936,795	81,479
Transamerica International Small Cap p	4,842,038	39,559
Transamerica International Value p	3,391,226	23,433
Transamerica International Value Opportunities p	9,195,696	82,211
Inflation-Protected Securities - 8.3%
Transamerica Real Return TIPS p	30,699,695	339,539

	Shares	Value (000’s)
Tactical and Specialty - 4.2%
Transamerica Bond p	9,154,380	$92,642
Transamerica Clarion Global Real Estate Securities VP	2,640,497	29,125
Transamerica Global Allocation p	4,550,484	50,374
U.S. Stocks - 19.6%
Transamerica BlackRock Large Cap Value VP	13,492,337	206,838
Transamerica Growth Opportunities p	2,653,131	25,948
Transamerica Jennison Growth VP	22,643,810	211,719
Transamerica JPMorgan Mid Cap Value VP	1,793,735	27,032
Transamerica Morgan Stanley Mid-Cap Growth VP	436,810	13,939
Transamerica Small- & Mid-Cap Value Select p	3,491,821	33,836
Transamerica Small Company Growth p ‡	2,850,049	35,882
Transamerica Value p	1,409,039	31,520
Transamerica WMC Diversified Growth VP	8,459,164	213,847

Total Investment Securities (cost $3,829,532) P		4,082,993
Other Assets and Liabilities - Net		(670)

Net Assets		$4,082,323

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated Transamerica Funds.
The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $3,829,532. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $279,542 and $26,081, respectively. Net unrealized appreciation for tax purposes is $253,461.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$4,082,993	$—	$—	$4,082,993

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		March 31, 2012 Form N-Q

Transamerica Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0%
Bonds - 29.1%
Transamerica AEGON U.S. Government
Securities VP	3,606,294	$47,567
Transamerica Core Bond p	51,937,624	552,616
Transamerica Developing Markets Debt p	7,459,291	82,724
Transamerica Flexible Income p	1,824,053	16,526
Transamerica High Yield Bond p	2,516,146	23,526
Transamerica International Bond p	10,906,584	110,920
Transamerica PIMCO Total Return VP	38,582,768	457,206
Transamerica Short-Term Bond p	17,543,346	178,591
Capital Markets - 18.6%
Transamerica Capital Growth p	13,682,124	161,860
Transamerica Emerging Markets Debt p	1,895,932	19,888
Transamerica Quality Value p	36,737,540	421,380
Transamerica Select Equity p	28,875,283	334,953
Global/International Stocks - 13.0%
Transamerica Developing Markets Equity p	12,437,364	147,632
Transamerica Emerging Markets p	4,724,421	54,095
Transamerica International p	10,041,716	89,773
Transamerica International Equity Opportunities p	10,152,795	75,638
Transamerica International Small Cap p	11,429,326	93,378
Transamerica International Value p	5,312,339	36,708
Transamerica International Value Opportunities p	17,510,732	156,545
Inflation-Protected Securities - 3.9%
Transamerica Real Return TIPS p	17,735,568	196,155

	Shares	Value (000’s)
Tactical and Specialty - 5.2%
Transamerica Bond p	5,146,871	$52,086
Transamerica Clarion Global Real Estate
Securities VP	8,297,980	91,527
Transamerica Global Allocation p	10,617,540	117,536
U.S. Stocks - 30.2%
Transamerica BlackRock Large Cap Value VP	20,520,128	314,574
Transamerica Growth Opportunities p	9,663,332	94,507
Transamerica Jennison Growth VP	38,688,237	361,735
Transamerica JPMorgan Mid Cap Value VP	6,294,281	94,855
Transamerica Morgan Stanley Mid-Cap Growth VP	826,644	26,378
Transamerica Small- & Mid-Cap Value Select p	8,300,487	80,432
Transamerica Small Company Growth p ‡	7,806,354	98,282
Transamerica Value p	3,434,773	76,836
Transamerica WMC Diversified Growth VP	14,936,423	377,593

Total Investment Securities (cost $4,726,778) P		5,044,022
Other Assets and Liabilities - Net		(1,156)

Net Assets		$5,042,866

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated Transamerica Funds.
The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $4,726,778. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $379,917 and $62,673, respectively. Net unrealized appreciation for tax purposes is $317,244.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$5,044,022	$—	$—	$5,044,022

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust		March 31, 2012 Form N-Q

Transamerica BlackRock Large Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 99.9%
Aerospace & Defense - 5.2%
General Dynamics Corp.	260,000	$19,078
L-3 Communications Holdings, Inc.	80,000	5,662
Lockheed Martin Corp. ^	170,000	15,276
Northrop Grumman Corp.	260,000	15,881
Raytheon Co.	350,000	18,473
United Technologies Corp.	20,000	1,659
Auto Components - 0.8%
Autoliv, Inc. ^	110,000	7,376
TRW Automotive Holdings Corp. ‡	100,000	4,645
Beverages - 0.4%
Constellation Brands, Inc. - Class A ‡	260,000	6,133
Chemicals - 3.3%
CF Industries Holdings, Inc.	80,000	14,612
Cytec Industries, Inc. ^	160,000	9,726
Huntsman Corp.	340,000	4,763
LyondellBasell Industries NV - Class A	380,000	16,587
Rockwood Holdings, Inc. ‡	50,000	2,608
Commercial Banks - 0.7%
East-West Bancorp, Inc. ^	140,000	3,233
Wells Fargo & Co.	220,000	7,510
Commercial Services & Supplies - 0.9%
Pitney Bowes, Inc. ^	780,000	13,712
Communications Equipment - 4.1%
Brocade Communications Systems, Inc. ‡	950,000	5,463
Cisco Systems, Inc.	1,870,000	39,550
Motorola Solutions, Inc.	310,000	15,757
Computers & Peripherals - 5.7%
Dell, Inc. ‡	970,000	16,102
Hewlett-Packard Co.	1,010,000	24,068
Lexmark International, Inc. - Class A	360,000	11,966
Seagate Technology PLC	510,000	13,745
Western Digital Corp. ‡	420,000	17,384
Consumer Finance - 1.9%
Capital One Financial Corp.	170,000	9,476
Discover Financial Services	550,000	18,337
Diversified Consumer Services - 0.3%
H&R Block, Inc.	290,000	4,776
Diversified Financial Services - 3.6%
JPMorgan Chase & Co.	1,150,000	52,877
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	300,000	9,369
Verizon Communications, Inc.	830,000	31,731
Electronic Equipment & Instruments - 0.1%
Tech Data Corp. ‡^	40,000	2,170
Energy Equipment & Services - 0.8%
Nabors Industries, Ltd. ‡	700,000	12,243
Food & Staples Retailing - 2.2%
Kroger Co.	550,000	13,327
Safeway, Inc. ^	620,000	12,530
SUPERVALU, Inc. ^	1,200,000	6,852
Food Products - 0.5%
Smithfield Foods, Inc. ‡	100,000	2,203
Tyson Foods, Inc. - Class A	230,000	4,405
Health Care Providers & Services - 8.5%
Aetna, Inc.	360,000	18,058
AmerisourceBergen Corp. - Class A	300,000	11,904
Cardinal Health, Inc.	370,000	15,951
Coventry Health Care, Inc.	210,000	7,470
Humana, Inc.	170,000	15,722
LifePoint Hospitals, Inc. ‡^	50,000	1,972
Patterson Cos., Inc.	100,000	3,340
UnitedHealth Group, Inc.	490,000	28,880
WellPoint, Inc.	290,000	21,401

	Shares	Value (000’s)
Household Products - 0.5%
Procter & Gamble Co.	110,000	$7,393
Independent Power Producers & Energy Traders - 1.0%
AES Corp. ‡	520,000	6,796
NRG Energy, Inc. ‡	528,600	8,284
Industrial Conglomerates - 2.4%
General Electric Co.	730,000	14,651
Tyco International, Ltd.	370,000	20,787
Insurance - 10.7%
American Financial Group, Inc.	304,400	11,744
Assurant, Inc.	331,200	13,414
Assured Guaranty, Ltd.	160,000	2,643
Chubb Corp.	270,000	18,660
HCC Insurance Holdings, Inc.	290,000	9,039
Kemper Corp.	30,000	908
Lincoln National Corp.	490,000	12,916
Principal Financial Group, Inc.	330,000	9,738
Protective Life Corp. ^	80,000	2,370
Prudential Financial, Inc.	340,000	21,552
Reinsurance Group of America, Inc. - Class A ^	50,000	2,974
Torchmark Corp. ^	280,000	13,958
Travelers Cos., Inc.	330,000	19,536
Unum Group	610,000	14,933
White Mountains Insurance Group, Ltd.	1,000	502
IT Services - 1.1%
Total System Services, Inc.	670,000	15,457
Machinery - 0.7%
AGCO Corp. ‡^	90,000	4,249
Ingersoll-Rand PLC	120,000	4,962
ITT Corp. ^	70,000	1,606
Media - 2.4%
CBS Corp. - Class B	540,000	18,311
DISH Network Corp. - Class A	300,000	9,879
Gannett Co., Inc. ^	490,000	7,512
Metals & Mining - 0.7%
Alcoa, Inc.	1,030,000	10,321
Multiline Retail - 1.6%
Big Lots, Inc. ‡	120,000	5,162
Macy’s, Inc.	450,000	17,879
Oil, Gas & Consumable Fuels - 15.8%
Apache Corp.	200,000	20,088
Chevron Corp.	530,000	56,836
ConocoPhillips	460,000	34,965
Denbury Resources, Inc. ‡	460,000	8,386
Devon Energy Corp.	290,000	20,625
Exxon Mobil Corp.	320,000	27,754
Marathon Oil Corp.	570,000	18,069
Murphy Oil Corp.	240,000	13,505
Tesoro Corp. ‡^	470,000	12,615
Valero Energy Corp.	660,000	17,008
Paper & Forest Products - 1.1%
International Paper Co.	470,000	16,497
Pharmaceuticals - 8.6%
Abbott Laboratories	260,000	15,935
Bristol-Myers Squibb Co.	650,000	21,938
Eli Lilly & Co.	510,000	20,538
Forest Laboratories, Inc. ‡	430,000	14,917
Pfizer, Inc.	2,310,000	52,344
Semiconductors & Semiconductor Equipment - 2.8%
Intel Corp.	1,450,000	40,760
Software - 2.5%
CA, Inc.	385,100	10,613
Microsoft Corp.	430,000	13,868
Symantec Corp. ‡	650,000	12,155

The notes are an integral part of this report.
Transamerica Series Trust		March 31, 2012 Form N-Q

Transamerica BlackRock Large Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Specialty Retail - 3.5%
Best Buy Co., Inc. ^	520,000	$12,314
GameStop Corp. - Class A ^	490,000	10,702
Gap, Inc.	580,000	15,160
Limited Brands, Inc.	280,000	13,440
Thrifts & Mortgage Finance - 0.1%
Washington Federal, Inc.	70,000	1,177
Tobacco - 2.4%
Lorillard, Inc.	130,000	16,832
Philip Morris International, Inc.	200,000	17,722
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc. ^	152,180	3,523

Total Common Stocks (cost $1,272,600)		1,464,385

	Shares	Value (000’s)
SHORT-TERM INVESTMENT COMPANY - 0.0% ¥
Capital Markets - 0.0% ¥
BlackRock Provident TempFund 24 ¯	609	$609
Total Short-Term Investment Company (cost $609)
SECURITIES LENDING COLLATERAL - 6.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	98,890,393	98,890
Total Securities Lending Collateral (cost $98,890)

Total Investment Securities (cost $1,372,099) P		1,563,884
Other Assets and Liabilities - Net		(98,862)

Net Assets		$1,465,022

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $96,356.
‡	Non-income producing security.
¥	Percentage rounds to less than 0.1%.
▲	Rate shown reflects the yield at 03/30/2012.
¯	The investment issuer is affiliated with the sub-adviser of the fund.
P	Aggregate cost for federal income tax purposes is $1,372,099. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $218,137 and $26,352, respectively. Net unrealized appreciation for tax purposes is $191,785.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$1,464,385	$—	$—	$1,464,385
Securities Lending Collateral	98,890	—	—	98,890
Short-Term Investment Company	609	—	—	609

Total	$1,563,884	$—	$—	$1,563,884

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0%
Bonds - 45.0%
Transamerica JPMorgan Core Bond VP	8,635,987	$113,131
Transamerica PIMCO Total Return VP	9,552,379	113,197
Global/International Stocks - 3.2%
Transamerica MFS International Equity VP	2,258,050	15,964
Tactical and Specialty - 14.9%
Transamerica Bond p	3,447,597	34,890
Transamerica Global Allocation p	3,629,092	40,174
U.S. Stocks - 36.9%
Transamerica BlackRock Large Cap Value VP	4,007,762	61,439
Transamerica Jennison Growth VP	5,239,988	48,994
Transamerica JPMorgan Mid Cap Value VP	684,620	10,317
Transamerica Morgan Stanley Mid-Cap Growth VP	507,375	16,190
Transamerica WMC Diversified Growth VP	1,905,770	48,178

Total Investment Securities (cost $478,786) P		502,474
Other Assets and Liabilities - Net		(172)

Net Assets		$502,302

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated Transamerica Funds.
The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.
P	Aggregate cost for federal income tax purposes is $478,786. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $23,688.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$502,474	$—	$—	$502,474

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 98.3%
Australia - 7.7%
Dexus Property Group REIT	4,220,660	$3,804
Goodman Group REIT	5,475,006	3,913
GPT Group REIT	441,813	1,428
Investa Office Fund REIT	3,793,600	2,495
Mirvac Group REIT	691,011	837
Stockland REIT	675,820	2,058
Westfield Group REIT	1,111,788	10,169
Westfield Retail Trust REIT	1,539,457	4,114
Brazil - 0.2%
Sonae Sierra Brasil SA	51,500	815
Canada - 1.8%
Boardwalk Real Estate Investment Trust	33,200	1,901
Calloway Real Estate Investment Trust	26,900	731
Canadian Real Estate Investment Trust	29,100	1,077
Primaris Retail Real Estate Investment Trust	33,500	727
RioCan Real Estate Investment Trust	82,000	2,222
France - 4.4%
Fonciere Des Regions REIT	30,371	2,440
ICADE REIT ^	21,682	1,934
Klepierre REIT	64,860	2,249
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT ^	9,916	1,094
Unibail-Rodamco SE REIT	42,178	8,435
Germany - 0.5%
GSW Immobilien AG ‡	50,800	1,756
Hong Kong - 12.1%
Cheung Kong Holdings, Ltd.	711,843	9,194
Country Garden Holdings Co., Ltd.	4,473,800	1,723
Evergrande Real Estate Group, Ltd. ^	6,704,000	3,583
Great Eagle Holdings, Ltd.	507,900	1,436
Hang Lung Group, Ltd.	302,652	1,935
Hang Lung Properties, Ltd.	1,067,794	3,919
Kerry Properties, Ltd.	750,000	3,371
Link Real Estate Investment Trust	983,200	3,659
Longfor Properties Co., Ltd. ^	1,339,000	1,866
Sino Land Co., Ltd.	2,605,700	4,161
Sun Hung Kai Properties, Ltd.	620,255	7,708
Wharf Holdings, Ltd.	375,837	2,042
Japan - 13.0%
Advance Residence Investment Corp. - Class A REIT	409	776
Daito Trust Construction Co., Ltd. ^	53,700	4,820
Daiwa House Industry Co., Ltd.	71,400	944
Japan Real Estate Investment Corp. REIT	501	4,413
Japan Retail Fund Investment Corp. REIT	1,272	1,889
Kenedix Realty Investment Corp. REIT	328	1,203
Mitsubishi Estate Co., Ltd. ^	652,590	11,637
Mitsui Fudosan Co., Ltd. ^	675,510	12,919
Nippon Accommodations Fund, Inc. REIT	181	1,168
Nippon Building Fund, Inc. REIT	223	2,118
Nomura Real Estate Holdings, Inc. ^	120,800	2,129
Tokyo Tatemono Co., Ltd. ‡^	744,000	3,011
United Urban Investment Corp. - Class A REIT	1,260	1,439
Netherlands - 0.9%
Corio NV REIT	60,030	3,166
Singapore - 5.3%
Ascendas Real Estate Investment Trust	235,000	378
CapitaCommercial Trust REIT ^	3,048,000	2,958
CapitaLand, Ltd.	2,383,800	5,917
CapitaMall Trust REIT	1,829,269	2,627
Frasers Centrepoint Trust REIT	309,300	374
Global Logistic Properties, Ltd. - Class L ‡	2,792,600	4,887
Hongkong Land Holdings, Ltd.	257,139	1,494

	Shares	Value (000’s)
Singapore (continued)
Keppel Land, Ltd. ^	406,000	$1,121
Sweden - 0.5%
Castellum AB	100,933	1,272
Hufvudstaden AB - Class A	67,092	709
United Kingdom - 4.6%
British Land Co., PLC REIT	223,502	1,716
Derwent London PLC REIT	110,979	3,098
Great Portland Estates PLC REIT	261,880	1,508
Hammerson PLC REIT	544,167	3,617
Land Securities Group PLC REIT	374,004	4,322
Safestore Holdings PLC	461,205	870
Segro PLC REIT	451,320	1,695
United States - 47.3%
AvalonBay Communities, Inc. REIT	74,049	10,467
Boston Properties, Inc. REIT	100,700	10,572
BRE Properties, Inc. REIT	89,800	4,539
Brookfield Office Properties, Inc. ^	164,701	2,874
DDR Corp. REIT ^	279,200	4,076
Douglas Emmett, Inc. REIT ^	60,400	1,378
Equity Residential REIT	136,636	8,556
Essex Property Trust, Inc. REIT ^	36,300	5,500
Federal Realty Investment Trust REIT ^	26,800	2,594
General Growth Properties, Inc. REIT	344,606	5,855
HCP, Inc. REIT	102,000	4,025
Health Care REIT, Inc. REIT	92,645	5,092
Highwoods Properties, Inc. REIT ^	52,699	1,756
Host Hotels & Resorts, Inc. REIT	506,405	8,315
Kilroy Realty Corp. REIT ^	44,699	2,083
Kimco Realty Corp. REIT	229,800	4,426
Liberty Property Trust REIT	140,125	5,005
Macerich Co. REIT	136,892	7,906
Pebblebrook Hotel Trust REIT ^	68,000	1,535
Post Properties, Inc. REIT	76,400	3,580
ProLogis, Inc. REIT	306,919	11,055
Public Storage REIT	43,380	5,994
Simon Property Group, Inc. REIT	147,839	21,536
SL Green Realty Corp. REIT ^	94,500	7,328
Starwood Hotels & Resorts Worldwide, Inc. ^	85,300	4,812
Tanger Factory Outlet Centers REIT	47,600	1,415
Taubman Centers, Inc. REIT	53,571	3,908
UDR, Inc. REIT	216,584	5,785
Ventas, Inc. REIT	104,213	5,951
Vornado Realty Trust REIT	104,885	8,831

Total Common Stocks (cost $323,582)		365,740

WARRANT - 0.1%
India - 0.1%
Unitech, Ltd. ‡
Expiration: 05/29/2013
Exercise Price: $0.00	355,200	199
Total Warrant (cost $2,188)
SECURITIES LENDING COLLATERAL - 12.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	46,628,125	46,628
Total Securities Lending Collateral (cost $46,628)

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $3,822 on 04/02/2012. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $3,900.	$3,822	$3,822
Total Repurchase Agreement (cost $3,822)

Total Investment Securities (cost $376,220) P		416,389
Other Assets and Liabilities - Net		(44,358)

Net Assets		$372,031

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Real Estate Investment Trusts	63.1%	$262,815
Real Estate Management & Development	23 .6	98,312
Hotels, Restaurants & Leisure	1 .2	4,812

Investment Securities, at Value	87 .9	365,939
Short-Term Investments	12 .1	50,450

Total Investments	100.0%	$416,389

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $44,731.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $376,220. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $49,376 and $9,207, respectively. Net unrealized appreciation for tax purposes is $40,169.

DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Quoted Prices Level 1 -	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$184,222	$181,518	$—	$365,740
Repurchase Agreement	—	3,822	—	3,822
Securities Lending Collateral	46,628	—	—	46,628
Warrant	—	199	—	199

Total	$230,850	$185,539	$—	$416,389

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica Efficient Markets VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0%
Capital Markets - 100.0%
DFA Emerging Markets Value Portfolio	120,899	$3,628
DFA International Small Capital Value Portfolio	192,298	3,048
DFA International Value Portfolio	793,766	13,002
DFA Large Capital International Portfolio	702,020	13,128
DFA U.S. Large Company Portfolio	2,902,042	32,242
DFA U.S. Targeted Value Portfolio	1,234,368	21,194
Vanguard Intermediate-Term Bond ETF	170,451	14,822
Vanguard Long-Term Bond ETF	33,886	3,013
Vanguard Short-Term Bond ETF	198,513	16,070
Vanguard Total Bond Market ETF	141,015	11,744

Total Investment Companies (cost $125,922)		131,891

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $166 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $172.	$166	$166

Total Repurchase Agreement (cost $166)
Total Investment Securities (cost $126,088) P		132,057
Other Assets and Liabilities - Net		(82)

Net Assets		$131,975

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $126,088. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,797 and $828, respectively. Net unrealized appreciation for tax purposes is $5,969.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$131,891	$—	$—	$131,891
Repurchase Agreement	—	166	—	166

Total	$131,891	$166	$—	$132,057

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica Hanlon Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 101.5%
Capital Markets - 101.5%
Consumer Discretionary Select Sector SPDR Fund ^	100,313	$4,525
Consumer Staples Select Sector SPDR Fund ^	40,909	1,394
CurrencyShares British Pound Sterling Trust	13,114	2,080
Guggenheim Russell Top 50 ETF	13,407	1,383
iShares Barclays MBS Bond Fund	25,921	2,798
iShares Barclays TIPS Bond Fund ^	23,965	2,819
iShares Dow Jones U.S. Technology Sector Index Fund ^	19,016	1,479
iShares Dow Jones U.S. Financial Sector Index Fund	23,740	1,389
iShares High Dividend Equity Fund	24,193	1,383
iShares iBoxx $ High Yield Corporate Bond Fund	7,676	697
iShares MSCI Hong Kong Index Fund ^	96,891	1,690
iShares Russell 1000 Growth Index Fund	21,943	1,450
iShares Russell Top 200 Growth Index Fund	41,500	1,459
iShares S&P Global Technology Sector Index Fund ^	20,962	1,484
iShares S&P National Municipal Bond Fund ^	24,777	2,711
Market Vectors Retail ETF	33,081	1,386
PIMCO 0-5 Year High Yield Corporate Bond Index Fund	13,776	1,375
PIMCO 1-5 Year U.S. TIPS Index Fund	51,690	2,794
PIMCO Enhanced Short Maturity Strategy Fund	40,905	4,134
PowerShares Build America Bond Portfolio	72,924	2,119
PowerShares Emerging Markets Sovereign Debt Portfolio	98,632	2,764
PowerShares Financial Preferred Portfolio	78,182	1,399
PowerShares Insured National Municipal Bond Portfolio	110,787	2,745
ProShares Short 20+ Year Treasury	82,393	2,738
SPDR Barclays Capital High Yield Bond ETF	21,902	862
SPDR Nuveen Barclays Capital Municipal Bond ETF	114,982	2,741

	Shares	Value (000’s)
Capital Markets (continued)
SPDR S&P Bank ETF ^	77,571	$1,850
SPDR S&P Homebuilders ETF ^	79,236	1,690
SPDR S&P Retail ETF	22,295	1,367
SSC Government Money Market Fund	349,278	349
SSgA Money Market Fund	349,278	349
SSgA Prime Money Market Fund	349,278	349
State Street Institutional Liquid Reserves Fund	349,278	349
Technology Select Sector SPDR Fund ^	48,135	1,451
Vanguard Consumer Staples ETF ^	16,157	1,394
Vanguard Information Technology ETF ^	19,839	1,472
Vanguard Short-Term Corporate Bond ETF	34,858	2,757
Vanguard Growth ETF	20,478	1,453
WisdomTree Japan Hedged Equity Fund	38,389	1,417

Total Investment Companies (cost $68,720)		70,045

SECURITIES LENDING COLLATERAL - 24.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	16,743,215	16,743
Total Securities Lending Collateral (cost $16,743)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $349 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $358.	$349	349

Total Repurchase Agreement (cost $349)
Total Investment Securities (cost $85,812) P		87,137
Other Assets and Liabilities - Net		(18,137)

Net Assets		$69,000

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $15,133.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $85,812. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,460 and $135, respectively. Net unrealized appreciation for tax purposes is $1,325.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$70,045	$—	$—	$70,045
Repurchase Agreement	—	349	—	349
Securities Lending Collateral	16,743	—	—	16,743

Total	$86,788	$349	$—	$87,137

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica Hanlon Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.3%
Capital Markets - 100.3%
Consumer Discretionary Select Sector SPDR Fund ^	135,203	$6,099
Consumer Staples Select Sector SPDR Fund ^	55,061	1,876
Guggenheim Russell Top 50 ETF	18,056	1,862
iShares Dow Jones U.S. Technology Sector Index Fund ^	25,530	1,986
iShares Dow Jones US Financial Sector Index Fund	32,140	1,881
iShares High Dividend Equity Fund	32,167	1,838
iShares MSCI Hong Kong Index Fund ^	129,816	2,264
iShares Russell 1000 Growth Index Fund	29,429	1,945
iShares Russell Top 200 Growth Index Fund	55,591	1,955
iShares S&P Global Technology Sector Index Fund ^	28,080	1,988
Market Vectors Retail ETF	44,433	1,861
PIMCO 0-5 Year High Yield Corporate Bond Index Fund	18,053	1,802
PIMCO Enhanced Short Maturity Strategy Fund	9,027	912
PowerShares Financial Preferred Portfolio	101,741	1,821
SPDR S&P Bank ETF ^	102,063	2,435
SPDR S&P Homebuilders ETF ^	106,352	2,269
SPDR S&P Retail ETF	30,194	1,851
SSC Government Money Market Fund	112,339	112
SSgA Money Market Fund	112,339	112
SSgA Prime Money Market Fund	112,339	112
State Street Institutional Liquid Reserves Fund	112,339	112
Technology Select Sector SPDR Fund ^	63,334	1,910
Vanguard Consumer Staples ETF ^	21,642	1,867
Vanguard Information Technology ETF ^	26,696	1,980
Vanguard Growth ETF	27,508	1,952
WisdomTree Japan Hedged Equity Fund	50,413	1,860

Total Investment Companies (cost $45,469)		46,662

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 22.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	10,628,875	$10,629
Total Securities Lending Collateral (cost $10,629)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $112 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 04/01/2025, and with a value of $116.	$112	112

Total Repurchase Agreement (cost $112)
Total Investment Securities (cost $56,210) P		57,403
Other Assets and Liabilities - Net		(10,843)

Net Assets		$46,560

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $9,810.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $56,210. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,276 and $83, respectively. Net unrealized appreciation for tax purposes is $1,193.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$46,662	$—	$—	$46,662
Repurchase Agreement	—	112	—	112
Securities Lending Collateral	10,629	—	—	10,629

Total	$57,291	$112	$—	$57,403

'

Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica Hanlon Growth and Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0%
Capital Markets - 100.0%
Consumer Discretionary Select Sector SPDR Fund ^	112,060	$5,055
Consumer Staples Select Sector SPDR Fund ^	45,644	1,556
CurrencyShares British Pound Sterling Trust	3,199	507
Guggenheim Russell Top 50 ETF	14,973	1,544
iShares Barclays MBS Bond Fund	9,121	985
iShares Barclays TIPS Bond Fund ^	8,792	1,034
iShares Dow Jones U.S. Technology Sector Index Fund ^	20,065	1,561
iShares Dow Jones U.S. Financial Sector Index Fund	26,235	1,535
iShares High Dividend Equity Fund	26,769	1,530
iShares MSCI Hong Kong Index Fund ^	108,268	1,888
iShares Russell 1000 Growth Index Fund	24,539	1,622
iShares Russell Top 200 Growth Index Fund	46,272	1,627
iShares S&P Global Technology Sector Index Fund ^	23,373	1,655
iShares S&P National Municipal Bond Fund	9,050	990
Market Vectors Retail ETF	36,386	1,524
PIMCO 0-5 Year High Yield Corporate Bond Index Fund	15,173	1,515
PIMCO 1-5 Year U.S. TIPS Index Fund	18,823	1,018
PIMCO Enhanced Short Maturity Strategy Fund	25,002	2,526
PowerShares Build America Bond Portfolio	35,440	1,030
PowerShares Emerging Markets Sovereign Debt Portfolio	36,134	1,012
PowerShares Financial Preferred Portfolio	85,273	1,526
PowerShares Insured National Municipal Bond Portfolio	40,460	1,003
ProShares Short 20+ Year Treasury	30,388	1,010
SPDR Nuveen Barclays Capital Municipal Bond ETF	41,972	1,001
SPDR S&P Bank ETF ^	81,531	1,945
SPDR S&P Homebuilders ETF ^	88,330	1,884

	Shares	Value (000’s)
Capital Markets (continued)
SPDR S&P Retail ETF	24,639	$1,511
SSC Government Money Market Fund	40,262	40
SSgA Money Market Fund	40,262	40
SSgA Prime Money Market Fund	40,262	40
State Street Institutional Liquid Reserves Fund	40,262	40
Technology Select Sector SPDR Fund ^	52,751	1,590
Vanguard Consumer Staples ETF ^	17,702	1,527
Vanguard Growth ETF	22,931	1,627
Vanguard Information Technology ETF ^	22,244	1,650
Vanguard Short-Term Corporate Bond ETF	12,978	1,026
WisdomTree Japan Hedged Equity Fund	42,040	1,551

Total Investment Companies (cost $49,622)		50,725

SECURITIES LENDING COLLATERAL - 24.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	12,625,944	12,626
Total Securities Lending Collateral (cost $12,626)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $40 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $41.	$40	40

Total Repurchase Agreement (cost $40)
Total Investment Securities (cost $62,288) P		63,391
Other Assets and Liabilities - Net		(12,665)

Net Assets		$50,726

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $12,241.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $62,288. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,199 and $96, respectively. Net unrealized appreciation for tax purposes is $1,103.

DEFINITIONS:

ETF         Exchange-Traded Fund

SPDR      Standard & Poor’s Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$50,725	$—	$—	$50,725
Repurchase Agreement	—	40	—	40
Securities Lending Collateral	12,626	—	—	12,626

Total	$63,351	$40	$—	$63,391

'

Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica Hanlon Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0%
Capital Markets - 100.0%
CurrencyShares British Pound Sterling Trust	99,285	$15,745
iShares Barclays MBS Bond Fund	174,957	18,887
iShares iBoxx $ High Yield Corporate Bond Fund ^	581,091	52,787
PIMCO 1-5 Year US TIPS Index Fund	229,581	12,411
PIMCO Enhanced Short Maturity Strategy Fund	174,686	17,649
PowerShares Build America Bond Portfolio	270,621	7,864
PowerShares Emerging Markets Sovereign Debt Portfolio	655,559	18,369
PowerShares Insured National Municipal Bond Portfolio	738,216	18,293
ProShares Short 20+ Year Treasury	561,840	18,670
SPDR Barclays Capital High Yield Bond ETF	1,330,305	52,374
SPDR Nuveen Barclays Capital Municipal Bond ETF	329,728	7,861
SSC Government Money Market Fund	580,384	580
SSgA Money Market Fund	580,384	580
SSgA Prime Money Market Fund	580,384	580
State Street Institutional Liquid Reserves Fund	580,384	580
Vanguard Short-Term Corporate Bond ETF	231,495	18,307

Total Investment Companies (cost $256,957)		261,537

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 10.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	27,741,247	$27,741
Total Securities Lending Collateral (cost $27,741)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $580 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $592.	$580	580

Total Repurchase Agreement (cost $580)
Total Investment Securities (cost $285,278) P		289,858
Other Assets and Liabilities - Net		(28,215)

Net Assets		$261,643

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $27,134.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $285,278. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,074 and $494, respectively. Net unrealized appreciation for tax purposes is $4,580.

DEFINITION:

ETF             Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$261,537	$—	$—	$261,537
Repurchase Agreement	—	580	—	580
Securities Lending Collateral	27,741	—	—	27,741

Total	$289,278	$580	$—	$289,858

'

Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica Index 35 VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.6%
Capital Markets - 82.6%
Vanguard Extended Market ETF	62,893	$3,732
Vanguard Intermediate-Term Bond ETF	745,941	64,867
Vanguard Long-Term Bond ETF	97,049	8,629
Vanguard MSCI EAFE ETF	198,943	6,770
Vanguard S&P 500 ETF	218,202	14,046
Vanguard Short-Term Bond ETF	732,108	59,264
Vanguard Total Bond Market ETF	520,353	43,335
Vanguard Total Stock Market ETF	304,084	21,973
Emerging Market - Equity - 2.9%
Vanguard MSCI Emerging Markets ETF	181,397	7,885
Growth - Large Cap - 5.3%
Vanguard Growth ETF	161,542	11,464
Vanguard Large-Capital ETF	43,312	2,791
Growth - Small Cap - 1.0%
Vanguard Small-Capital ETF ^	35,188	2,770
Region Fund - Asian Pacific - 1.5%
Vanguard MSCI Pacific ETF	75,113	3,992
Region Fund - European - 2.5%
Vanguard MSCI European ETF ^	146,552	6,755
Value - Large Cap - 3.8%
Vanguard Value ETF	178,066	10,271

Total Investment Companies (cost $262,287)		268,544

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 2.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	6,985,323	$6,985
Total Securities Lending Collateral (cost $6,985)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $2,337 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, and with a value of $2,385.	$2,337	2,337
Total Repurchase Agreement (cost $2,337)

Total Investment Securities (cost $271,609) P		277,866
Other Assets and Liabilities - Net		(8,391)

Net Assets		$269,475

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $6,816.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $271,609. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,461 and $204, respectively. Net unrealized appreciation for tax purposes is $6,257.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$268,544	$—	$—	$268,544
Repurchase Agreement	—	2,337	—	2,337
Securities Lending Collateral	6,985	—	—	6,985

Total	$275,529	$2,337	$—	$277,866

'

Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica Index 50 VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.6%
Capital Markets - 78.7%
Vanguard Extended Market ETF	287,721	$17,073
Vanguard Intermediate-Term Bond ETF	1,285,860	111,818
Vanguard Long-Term Bond ETF	167,946	14,932
Vanguard MSCI EAFE ETF	986,480	33,570
Vanguard S&P 500 ETF	1,043,485	67,169
Vanguard Short-Term Bond ETF	1,262,144	102,171
Vanguard Total Bond Market ETF	3,417,761	284,632
Vanguard Total Stock Market ETF ^	1,783,755	128,894
Emerging Market - Equity - 4.6%
Vanguard MSCI Emerging Markets ETF	1,029,898	44,770
Growth - Large Cap - 5.4%
Vanguard Growth ETF ^	580,314	41,185
Vanguard Large-Capital ETF ^	171,666	11,060
Growth - Small Cap - 1.2%
Vanguard Small-Capital ETF ^	143,205	11,273
Region Fund - Asian Pacific - 2.3%
Vanguard MSCI Pacific ETF	412,898	21,941
Region Fund - European - 3.3%
Vanguard MSCI European ETF ^	697,312	32,139
Value - Large Cap - 4.1%
Vanguard Value ETF ^	682,797	39,384

Total Investment Companies (cost $932,814)		962,011

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 3.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	33,394,144	$33,394
Total Securities Lending Collateral (cost $33,394)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $9,762 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $9,959.	$9,762	9,762

Total Repurchase Agreement (cost $9,762)
Total Investment Securities (cost $975,970) P		1,005,167
Other Assets and Liabilities - Net		(39,817)

Net Assets		$965,350

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $32,710.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $975,970. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $32,522 and $3,325, respectively. Net unrealized appreciation for tax purposes is $29,197.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$962,011	$—	$—	$962,011
Repurchase Agreement	—	9,762	—	9,762
Securities Lending Collateral	33,394	—	—	33,394

Total	$995,405	$9,762	$—	$1,005,167

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica Index 75 VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.5%
Capital Markets - 72.6%
Vanguard Extended Market ETF ^	768,841	$45,623
Vanguard Intermediate-Term Bond ETF	332,857	28,945
Vanguard Long-Term Bond ETF	34,537	3,071
Vanguard MSCI EAFE ETF	1,641,820	55,871
Vanguard S&P 500 ETF	2,483,917	159,890
Vanguard Short-Term Bond ETF	256,861	20,793
Vanguard Total Bond Market ETF ^	2,378,087	198,047
Vanguard Total Stock Market ETF ^	2,804,079	202,623
Emerging Market - Equity - 7.6%
Vanguard MSCI Emerging Markets ETF	1,720,913	74,808
Growth - Large Cap - 6.5%
Vanguard Growth ETF ^	396,330	28,128
Vanguard Large-Capital ETF ^	552,332	35,586
Growth - Small Cap - 0.8%
Vanguard Small-Capital ETF ^	95,833	7,544
Region Fund - Asian Pacific - 3.7%
Vanguard MSCI Pacific ETF	679,940	36,132
Region Fund - European - 5.5%
Vanguard MSCI European ETF ^	1,181,785	54,468
Value - Large Cap - 2.8%
Vanguard Value ETF ^	471,709	27,208

Total Investment Companies (cost $924,918)		978,737

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 6.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	66,771,559	$66,772
Total Securities Lending Collateral (cost $66,772)
	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.5%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $4,431 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $4,520.	$4,431	4,431

Total Repurchase Agreement (cost $4,431)
Total Investment Securities (cost $996,121) P		1,049,940
Other Assets and Liabilities - Net		(67,088)

Net Assets		$982,852

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $65,342.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $996,121. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $56,742 and $2,923, respectively. Net unrealized appreciation for tax purposes is $53,819.

DEFINITION:

ETF        Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$978,737	$—	$—	$978,737
Repurchase Agreement	—	4,431	—	4,431
Securities Lending Collateral	66,772	—	—	66,772

Total	$1,045,509	$4,431	$—	$1,049,940

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica Index 100 VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.2%
Capital Markets - 53.0%
Vanguard Extended Market ETF	48,582	$2,883
Vanguard MSCI EAFE ETF	110,245	3,752
Vanguard S&P 500 ETF	160,251	10,315
Vanguard Total Stock Market ETF	207,582	15,001
Emerging Market - Equity - 8.3%
Vanguard MSCI Emerging Markets ETF	114,970	4,998
Growth - Large Cap - 14.1%
Vanguard Growth ETF	94,510	6,707
Vanguard Large-Capital ETF	27,845	1,794
Growth - Small Cap - 2.8%
Vanguard Small-Capital ETF ^	21,675	1,706
Region Fund - Asian Pacific - 4.0%
Vanguard MSCI Pacific ETF	45,576	2,422
Region Fund - European - 6.2%
Vanguard MSCI European ETF ^	81,805	3,770
Value - Large Cap - 10.8%
Vanguard Value ETF ^	112,672	6,499

Total Investment Companies (cost $55,931)		59,847

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 9.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0. 31% ▲	5,754,143	$5,754
Total Securities Lending Collateral (cost $5,754)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co. 0.03% ▲ , dated 03/30/2012, to be repurchased at $870 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, and with a value of $889.	$870	870

Total Repurchase Agreement (cost $870)
Total Investment Securities (cost $62,555) P		66,471
Other Assets and Liabilities - Net		(6,086)

Net Assets		$60,385

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $5,617.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $62,555. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,327 and $411, respectively. Net unrealized appreciation for tax purposes is $3,916.

DEFINITION:

ETF             Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$59,847	$—	$—	$59,847
Repurchase Agreement	—	870	—	870
Securities Lending Collateral	5,754	—	—	5,754

Total	$65,601	$870	$—	$66,471

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 100.0%
Bonds - 25.4%
Transamerica AEGON U.S. Government Securities VP	3,492,089	$46,061
Transamerica Core Bond p	4,451,912	47,368
Transamerica PIMCO Total Return VP	2,056,358	24,368
Transamerica Short-Term Bond p	965,895	9,833
Capital Markets - 23.6%
Transamerica International Equity p	4,448,109	63,563
Transamerica Morgan Stanley Active International Allocation VP	5,150,308	54,954
Global/International Stocks - 44.7%
Transamerica International p	6,170,056	55,160
Transamerica International Equity Opportunities p	10,633,362	79,219
Transamerica International Small Cap p	4,915,369	40,159
Transamerica International Value p	3,047,482	21,058
Transamerica International Value Opportunities p	3,337,421	29,837
Inflation-Protected Securities - 2.4%
Transamerica Real Return TIPS p	1,095,882	12,120
Tactical and Specialty - 3.9%
Transamerica Clarion Global Real Estate Securities VP	1,781,813	19,653

Total Investment Securities (cost $507,960) P		503,353
Other Assets and Liabilities - Net		(165)

Net Assets		$503,188

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

p	The fund invests its assets in the Class I2 shares of the affiliated Transamerica Funds.
The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.
P	Aggregate cost for federal income tax purposes is $507,960. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8,266 and $12,873, respectively. Net unrealized depreciation for tax purposes is $4,607.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$503,353	$—	$—	$503,353

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended 3/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 4.1%
U.S. Treasury Bond
3.13%, 02/15/2042	$68	$65
U.S. Treasury Note
0.25%, 03/31/2014	644	642
0.25%, 01/15/2015 ^	135	134
0.38%, 03/15/2015 ^	645	643
0.88%, 01/31/2017 - 02/28/2017 ^	368	366
2.00%, 11/15/2021	566	557
2.00%, 02/15/2022 ^	227	223

Total U.S. Government Obligations (cost $2,640)		2,630

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.9%
Fannie Mae
4.50%, 04/01/2041	1,160	1,249
5.00%, 11/01/2033	288	312
5.50%, 10/01/2038	737	810
6.00%, 05/01/2037	720	796
Freddie Mac
4.59%, 11/25/2046 - 144A *	229	224
Ginnie Mae
4.50%, 07/15/2041	18	20
5.00%, 01/20/2035 - 05/15/2041	311	345
6.00%, 11/20/2034	50	57

Total U.S. Government Agency Obligations (cost $3,779)		3,813

MORTGAGE-BACKED SECURITIES - 0.9%
Arkle Master Issuer PLC
Series 2012-1A, Class 2A1
2.22%, 05/17/2060 - 144A *	250	253
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2011-PLSD, Class A2
3.36%, 11/13/2044 - 144A	305	317

Total Mortgage-Backed Securities (cost $558)		570

CORPORATE DEBT SECURITIES - 25.1%
Aerospace & Defense - 0.2%
L-3 Communications Corp.
6.38%, 10/15/2015 ^	$125	128
Airlines - 0.2%
Southwest Airlines Co.	125	136
5.13%, 03/01/2017 ^
Beverages - 0.6%
SABMiller Holdings, Inc.
2.45%, 01/15/2017 - 144A	200	203
3.75%, 01/15/2022 - 144A	200	203
Capital Markets - 2.6%
Ameriprise Financial, Inc.
7.52%, 06/01/2066 *	150	161
Charles Schwab Corp.
7.00%, 02/01/2022 *Ž ^	55	59
Goldman Sachs Group, Inc.
3.63%, 02/07/2016 ^	135	135
5.75%, 01/24/2022	66	68
Jefferies Group, Inc.
3.88%, 11/09/2015 ^	95	94
5.13%, 04/13/2018	110	107
8.50%, 07/15/2019	95	105

	Principal (000’s)	Value (000’s)
Capital Markets (continued)
Morgan Stanley
3.45%, 11/02/2015 ^	$145	$142
5.50%, 07/28/2021 ^	120	117
5.63%, 09/23/2019 ^	100	99
Raymond James Financial, Inc.
4.25%, 04/15/2016	152	157
5.63%, 04/01/2024	225	229
TD Ameritrade Holding Corp.
4.15%, 12/01/2014	125	134
Chemicals - 2.3%
CF Industries, Inc.
6.88%, 05/01/2018	275	318
7.13%, 05/01/2020	65	77
Ecolab, Inc.
3.00%, 12/08/2016	195	203
4.35%, 12/08/2021 ^	190	201
Lyondell Chemical Co.
8.00%, 11/01/2017	100	112
LyondellBasell Industries NV
6.00%, 11/15/2021 - 144A ^	200	210
RPM International, Inc.
6.13%, 10/15/2019	125	137
Sherwin-Williams Co.
3.13%, 12/15/2014 ^	125	132
Valspar Corp.
4.20%, 01/15/2022	111	114
Commercial Banks - 1.8%
American Express Bank FSB
5.50%, 04/16/2013 ^	250	263
CIT Group, Inc.
5.25%, 04/01/2014 - 144A ^	190	194
5.50%, 02/15/2019 - 144A	209	213
Lloyds TSB Bank PLC
4.88%, 01/21/2016 ^	200	207
SVB Financial Group
5.38%, 09/15/2020	125	135
Zions Bancorporation
7.75%, 09/23/2014 ^	119	130
Commercial Services & Supplies - 0.5%
Cintas Corp No. 2
2.85%, 06/01/2016	130	133
Exelis, Inc.
4.25%, 10/01/2016 - 144A	195	198
Computers & Peripherals - 0.1%
Seagate Technology International
10.00%, 05/01/2014 - 144A	40	45
Construction & Engineering - 0.2%
Toll Brothers Finance Corp.
5.88%, 02/15/2022	24	25
URS Corp.
3.85%, 04/01/2017 - 144A	66	66
5.00%, 04/01/2022 - 144A	63	62
Consumer Finance - 0.4%
SLM Corp.
6.00%, 01/25/2017 ^	46	47
6.25%, 01/25/2016	135	140
7.25%, 01/25/2022	36	38
Containers & Packaging - 0.2%
Rock-Tenn Co.
4.45%, 03/01/2019 - 144A	23	23

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Containers & Packaging (continued)
Rock-Tenn Co. (continued)
4.90%, 03/01/2022 - 144A	$116	$116
Diversified Financial Services - 2.7%
Bank of America Corp.
4.50%, 04/01/2015 ^	140	145
5.70%, 01/24/2022 ^	78	83
Citigroup, Inc.
4.45%, 01/10/2017 ^	45	47
5.00%, 09/15/2014	130	135
5.63%, 08/27/2012	130	132
Ford Motor Credit Co., LLC
5.00%, 05/15/2018 ^	200	207
General Electric Capital Corp.
4.65%, 10/17/2021 ^	190	202
5.50%, 01/08/2020	235	266
5.90%, 05/13/2014 ^	120	132
Lazard Group LLC
6.85%, 06/15/2017	8	9
7.13%, 05/15/2015	125	136
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
5.63%, 03/15/2020 - 144A ^	25	25
5.88%, 03/15/2022 - 144A	23	23
Northern Rock Asset Management PLC
5.63%, 06/22/2017 - 144A	125	134
Diversified Telecommunication Services - 0.7%
Qwest Communications International, Inc.
7.13%, 04/01/2018	200	213
7.50%, 02/15/2014	65	65
Qwest Corp.
6.75%, 12/01/2021 ^	125	140
Electric Utilities - 0.4%
PPL Energy Supply LLC
4.60%, 12/15/2021	113	115
PPL WEM Holdings PLC
3.90%, 05/01/2016 - 144A	148	154
Electronic Equipment & Instruments - 0.4%
Amphenol Corp.
4.00%, 02/01/2022 ^	44	44
4.75%, 11/15/2014	180	196
Energy Equipment & Services - 0.5%
DCP Midstream Operating, LP
4.95%, 04/01/2022	92	92
Nabors Industries, Inc.
5.00%, 09/15/2020	195	210
Weatherford International, Ltd.
4.50%, 04/15/2022	38	38
Food Products - 0.5%
Tyson Foods, Inc.
6.85%, 04/01/2016 ^	295	335
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
4.50%, 01/15/2015	125	134
Health Care Providers & Services - 1.3%
Aristotle Holding, Inc.
2.10%, 02/12/2015 - 144A	79	80
2.65%, 02/15/2017 - 144A	278	281
3.90%, 02/15/2022 - 144A	129	130
4.75%, 11/15/2021 - 144A	190	203

	Principal (000’s)	Value (000’s)
Health Care Providers & Services (continued)
Express Scripts, Inc.
3.13%, 05/15/2016 ^	$141	$147
Medco Health Solutions, Inc.
4.13%, 09/15/2020	25	26
Hotels, Restaurants & Leisure - 0.0% ¥
Marriott International, Inc.
3.00%, 03/01/2019	27	27
Insurance - 0.9%
American International Group, Inc.
4.25%, 09/15/2014 ^	135	139
6.40%, 12/15/2020 ^	177	201
8.18%, 05/15/2058 *^	120	127
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	125	133
Metals & Mining - 0.5%
ArcelorMittal
4.50%, 02/25/2017	80	80
5.50%, 03/01/2021 ^	61	60
6.25%, 02/25/2022	46	47
FMG Resources August 2006 Pty, Ltd.
7.00%, 11/01/2015 - 144A	122	124
Multiline Retail - 0.7%
Macy’s Retail Holdings, Inc.
3.88%, 01/15/2022	22	22
5.90%, 12/01/2016	290	333
6.90%, 04/01/2029	85	99
Multi-Utilities - 0.3%
CMS Energy Corp.
2.75%, 05/15/2014	190	190
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.
6.45%, 09/15/2036 ^	180	208
Energy Transfer Partners, LP
4.65%, 06/01/2021	205	209
5.20%, 02/01/2022 ^	65	68
6.05%, 06/01/2041 ^	23	23
Kinder Morgan Finance Co., ULC
5.70%, 01/05/2016 ^	125	132
Motiva Enterprises LLC
5.75%, 01/15/2020 - 144A	170	196
Petrohawk Energy Corp.
6.25%, 06/01/2019 ^	240	271
10.50%, 08/01/2014 ^	58	65
Phillips 66
2.95%, 05/01/2017 - 144A ^	187	190
4.30%, 04/01/2022 - 144A ^	190	193
5.88%, 05/01/2042 - 144A ^	189	194
Plains All American Pipeline, LP / PAA Finance Corp.
5.00%, 02/01/2021	165	181
Southwestern Energy Co.
4.10%, 03/15/2022 - 144A	69	68
Sunoco Logistics Partners Operations, LP
4.65%, 02/15/2022	11	12
6.10%, 02/15/2042	65	71
Western Gas Partners, LP
5.38%, 06/01/2021	216	231
Paper & Forest Products - 0.1%
International Paper Co.
6.00%, 11/15/2041	56	61

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Professional Services - 0.6%
Verisk Analytics, Inc.
4.88%, 01/15/2019	$390	$413
Real Estate Investment Trusts - 1.9%
Alexandria Real Estate Equities, Inc.
4.60%, 04/01/2022	120	117
Goodman Funding Pty, Ltd.
6.38%, 04/15/2021 - 144A	250	259
Host Hotels & Resorts, LP - Series Q
6.75%, 06/01/2016 ^	185	191
Rouse Co., LP
6.75%, 11/09/2015	190	200
Senior Housing Properties Trust
6.75%, 04/15/2020	130	137
SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Part
7.75%, 03/15/2020	120	137
Ventas Realty, LP
6.75%, 04/01/2017	190	196
Real Estate Management & Development - 0.2%
CBRE Services, Inc.
6.63%, 10/15/2020	10	11
ProLogis, LP
6.63%, 05/15/2018	125	142
Road & Rail - 0.2%
JB Hunt Transport Services, Inc.
3.38%, 09/15/2015 ^	130	134
Semiconductors & Semiconductor Equipment - 0.2%
National Semiconductor Corp.
3.95%, 04/15/2015	134	146

Total Corporate Debt Securities (cost $15,720)		16,133

	Shares	Value (000’s)

COMMON STOCKS - 60.3%
Aerospace & Defense - 1.8%
Boeing Co. ^	12,355	919
Precision Castparts Corp. ^	1,390	240
Automobiles - 0.4%
Daimler AG	3,865	234
Beverages - 0.3%
Brown-Forman Corp. - Class B ^	2,220	185
Biotechnology - 1.2%
Celgene Corp. ‡	9,635	747
Capital Markets - 1.7%
Blackstone Group, LP	40,548	647
Morgan Stanley ^	23,025	452
Chemicals - 3.2%
E.I. du Pont de Nemours & Co.	21,660	1,145
LyondellBasell Industries NV - Class A	9,890	432
Syngenta AG ADR ‡	6,925	477
Commercial Banks - 4.2%
CIT Group, Inc. ‡	19,390	800
ICICI Bank, Ltd. ADR	4,230	148
Itau Unibanco Holding SA ADR	15,285	293
Standard Chartered PLC	22,940	572
U.S. Bancorp ^	26,995	855
Communications Equipment - 0.3%
Motorola Solutions, Inc.	3,790	193
Computers & Peripherals - 3.5%
Apple, Inc. ‡	2,755	1,652
NetApp, Inc. ‡^	13,675	612

	Shares	Value (000’s)

Diversified Financial Services - 1.0%
NYSE Euronext	21,530	$646
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc. ^	11,370	439
Electrical Equipment - 0.3%
Roper Industries, Inc. ^	1,905	189
Electronic Equipment & Instruments - 1.8%
Amphenol Corp. - Class A ^	6,935	415
TE Connectivity, Ltd.	20,090	738
Energy Equipment & Services - 0.3%
National Oilwell Varco, Inc. ^	2,320	184
Food & Staples Retailing - 0.7%
Costco Wholesale Corp. ^	5,090	462
Food Products - 0.6%
Hershey Co.	6,345	389
Health Care Providers & Services - 1.4%
Aetna, Inc. ^	4,360	219
Express Scripts, Inc. ‡^	13,085	709
Hotels, Restaurants & Leisure - 2.7%
Las Vegas Sands Corp. ^	12,045	693
McDonald’s Corp. ^	5,750	564
MGM Resorts International ‡^	32,725	446
Insurance - 0.4%
Prudential PLC	22,336	267
Internet & Catalog Retail - 0.8%
priceline.com, Inc. ‡^	690	495
Internet Software & Services - 1.5%
eBay, Inc. ‡	25,835	953
IT Services - 3.2%
Cognizant Technology Solutions Corp. - Class A ‡	6,050	466
Mastercard, Inc. - Class A	1,675	704
Teradata Corp. ‡	6,845	466
Western Union Co. ^	23,845	420
Leisure Equipment & Products - 1.2%
Mattel, Inc. ^	23,560	793
Media - 5.4%
CBS Corp. - Class B	36,670	1,243
DIRECTV - Class A ‡^	9,490	468
Time Warner Cable, Inc. ^	15,875	1,295
Viacom, Inc. - Class B	9,460	449
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc. ^	9,340	355
Multiline Retail - 0.6%
Nordstrom, Inc. ^	6,730	375
Oil, Gas & Consumable Fuels - 5.6%
Canadian Natural Resources, Ltd.	18,225	605
Chevron Corp. ^	8,865	951
Enterprise Products Partners, LP	12,510	631
Hess Corp.	13,415	791
Occidental Petroleum Corp.	4,935	470
Petroleo Brasileiro SA ADR	6,355	169
Personal Products - 0.6%
Estee Lauder Cos., Inc. - Class A ^	6,395	396
Pharmaceuticals - 5.3%
Allergan, Inc.	3,735	356
Bristol-Myers Squibb Co. ^	19,025	642
Endo Pharmaceuticals Holdings, Inc. ‡	7,835	303
Mylan, Inc. ‡^	30,190	708
Pfizer, Inc.	26,180	593
Shire PLC ADR ^	5,135	487
Valeant Pharmaceuticals International, Inc. ‡	6,342	341
Real Estate Investment Trusts - 0.6%
Ventas, Inc. ^	6,572	375
Road & Rail - 1.3%
Union Pacific Corp. ^	8,000	860

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp. ‡	8,660	$78
Software - 1.5%
Oracle Corp.	32,395	945
Specialty Retail - 0.6%
AutoZone, Inc. ‡	1,110	413
Textiles, Apparel & Luxury Goods - 2.2%
Coach, Inc.	6,830	528
NIKE, Inc. - Class B	8,125	881
Tobacco - 2.7%
Altria Group, Inc. ^	17,055	526
Philip Morris International, Inc.	13,570	1,203

Total Common Stocks (cost $33,925)		38,697

SECURITIES LENDING COLLATERAL - 25.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	16,372,34	16,372
Total Securities Lending Collateral (cost $16,372)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 4.3%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $2,792 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $2,849.	$2,792	$2,792

Total Repurchase Agreement (cost $2,792)
Total Investment Securities (cost $75,786) P		81,007
Other Assets and Liabilities - Net		(16,779)

Net Assets		$64,228

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars (Sold) (000’s)	Net Unrealized (Depreciation) (000’s)
Pound Sterling	HSBC	(350)	04/05/2012	$(552)	$(7)
Pound Sterling	JPM	(80)	05/24/2012	(126)	(2)

					$(9)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 03/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
HSBC	$(7)	$—	$(7)
JPM	(2)	—	(2)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $16,018.
*	Floating or variable rate note. Rate is listed as of 03/30/2012.
Ž	The security has a perpetual maturity. The date shown is the next call date.
¥	Percentage rounds to less than 0.1%.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $75,786. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,394 and $173, respectively. Net unrealized appreciation for tax purposes is $5,221.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2012, these securities aggregated $4,581, or 7.13%, of the fund’s net assets.
ADR	American Depositary Receipt
HSBC	HSBC Bank USA
JPM	JPMorgan Chase & Company

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$36,746	$1,951	$—	$38,697
Corporate Debt Securities	—	16,133	—	16,133
Mortgage-Backed Securities	—	570	—	570
Repurchase Agreement	—	2,792	—	2,792
Securities Lending Collateral	16,372	—	—	16,372
U.S. Government Agency Obligations	—	3,813	—	3,813
U.S. Government Obligations	—	2,630	—	2,630

Total	$53,118	$27,889	$—	$81,007

Other Financial Instruments ~~F~~	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Forward Foreign Currency Contracts - Depreciation	$—	$(9)	$—	$(9)

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
~~F~~	Other financial instruments are derivative instruments including that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 98.3%
Aerospace & Defense - 4.9%
Boeing Co.	196,502	$14,614
Precision Castparts Corp.	133,884	23,149
United Technologies Corp.	185,967	15,424
Auto Components - 0.9%
BorgWarner, Inc. ‡^	114,225	9,634
Automobiles - 1.8%
Bayerische Motoren Werke AG	79,449	7,145
Harley-Davidson, Inc.	261,285	12,824
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. ‡	137,509	12,769
Celgene Corp. ‡	196,773	15,254
Vertex Pharmaceuticals, Inc. ‡	188,959	7,749
Capital Markets - 2.4%
Goldman Sachs Group, Inc.	208,556	25,938
Chemicals - 1.5%
Monsanto Co.	204,246	16,291
Communications Equipment - 2.2%
Juniper Networks, Inc. ‡	344,014	7,871
QUALCOMM, Inc.	240,662	16,370
Computers & Peripherals - 10.4%
Apple, Inc. ‡	121,999	73,136
EMC Corp. ‡	870,763	26,018
NetApp, Inc. ‡	333,363	14,925
Consumer Finance - 1.4%
American Express Co.	265,903	15,385
Electrical Equipment - 0.5%
Roper Industries, Inc.	53,612	5,316
Energy Equipment & Services - 2.0%
National Oilwell Varco, Inc.	154,712	12,295
Schlumberger, Ltd.	142,670	9,977
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	192,213	17,453
Whole Foods Market, Inc.	194,980	16,222
Food Products - 1.1%
Mead Johnson Nutrition Co. - Class A	147,246	12,145
Health Care Providers & Services - 2.5%
Express Scripts, Inc. ‡^	197,520	10,702
UnitedHealth Group, Inc.	288,525	17,005
Hotels, Restaurants & Leisure - 6.5%
Chipotle Mexican Grill, Inc. ‡	36,276	15,163
Dunkin’ Brands Group, Inc. ^	246,754	7,430
McDonald’s Corp.	176,760	17,340
Panera Bread Co. - Class A ‡^	32,892	5,293
Starbucks Corp.	454,568	25,406
Internet & Catalog Retail - 3.8%
Amazon.com, Inc. ‡	125,646	25,444
priceline.com, Inc. ‡	22,645	16,248
Internet Software & Services - 6.3%
Baidu, Inc. ADR ‡	135,699	19,781
Google, Inc. - Class A ‡	36,035	23,107
LinkedIn Corp. - Class A ‡	129,212	13,178
Tencent Holdings, Ltd.	380,497	10,623
Youku, Inc. ADR ^‡	74,327	1,634
IT Services - 6.9%
Cognizant Technology Solutions Corp. - Class A ‡	103,256	7,946
International Business Machines Corp.	100,118	20,890
Mastercard, Inc. - Class A	72,275	30,394
Visa, Inc. - Class A	134,762	15,902
Life Sciences Tools & Services - 2.3%
Agilent Technologies, Inc.	389,403	17,332
Illumina, Inc. ‡^	155,861	8,200
Media - 1.2%
Walt Disney Co.	297,906	13,042

	Shares	Value (000’s)
Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp.	147,051	$11,521
Concho Resources, Inc. ‡	104,903	10,708
EOG Resources, Inc.	82,506	9,166
Occidental Petroleum Corp.	117,303	11,171
Personal Products - 1.5%
Estee Lauder Cos., Inc. - Class A	260,439	16,132
Pharmaceuticals - 5.7%
Allergan, Inc.	187,279	17,872
Bristol-Myers Squibb Co.	310,207	10,469
Novo Nordisk A/S ADR	130,051	18,040
Shire PLC ADR	171,709	16,269
Real Estate Investment Trusts - 1.4%
American Tower Corp. - Class A	240,864	15,179
Road & Rail - 1.2%
Union Pacific Corp.	121,618	13,072
Semiconductors & Semiconductor Equipment - 2.2%
Altera Corp.	225,907	8,995
ARM Holdings PLC ADR ^	208,204	5,890
Avago Technologies, Ltd.	222,804	8,683
Software - 6.0%
Oracle Corp.	361,862	10,552
Red Hat, Inc. ‡	268,384	16,074
Salesforce.com, Inc. ‡ ^	126,774	19,587
VMware, Inc. - Class A ‡	168,410	18,924
Specialty Retail - 3.3%
Inditex SA	171,341	16,412
Lowe’s Cos., Inc.	449,325	14,100
Tiffany & Co. ^	76,871	5,314
Textiles, Apparel & Luxury Goods - 7.5%
Burberry Group PLC	468,309	11,213
Coach, Inc.	152,252	11,766
Fossil, Inc. ‡^	67,716	8,937
Lululemon Athletica, Inc. ‡	178,468	13,328
NIKE, Inc. - Class B	191,669	20,785
Ralph Lauren Corp.	98,242	17,127
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. ‡	117,366	6,260

Total Common Stocks (cost $845,131)		1,073,510

SECURITIES LENDING COLLATERAL - 5.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	62,140,722	62,141
Total Securities Lending Collateral (cost $62,141)
	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $19,377 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $19,766.	$19,377	19,377
Total Repurchase Agreement (cost $19,377)

Total Investment Securities (cost $926,649) P		1,155,028
Other Assets and Liabilities - Net		(63,663)

Net Assets		$1,091,365

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $60,789.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $926,649. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $235,710 and $7,331, respectively. Net unrealized appreciation for tax purposes is $228,379.

DEFINITION:

ADR             American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$966,503	$107,007	$—	$1,073,510
Repurchase Agreement	—	19,377	—	19,377
Securities Lending Collateral	62,141	—	—	62,141

Total	$1,028,644	$126,384	$—	$1,155,028

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended 3/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 21.1%
U.S. Treasury Bond
4.75%, 02/15/2037	$100	$127
5.38%, 02/15/2031	150	202
6.13%, 08/15/2029	100	144
6.25%, 05/15/2030	425	622
7.50%, 11/15/2016	2,550	3,303
8.00%, 11/15/2021	500	759
8.50%, 02/15/2020	815	1,221
8.75%, 05/15/2020 - 08/15/2020	2,700	4,145
11.25%, 02/15/2015	1,065	1,389
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	106	139
U.S. Treasury Inflation Indexed Note
1.13%, 01/15/2021	518	583
2.00%, 04/15/2012	3,350	3,358
U.S. Treasury Note
1.38%, 11/30/2018	740	733
1.50%, 08/31/2018	1,000	1,003
1.75%, 10/31/2018	2,200	2,235
2.25%, 07/31/2018	500	525
2.63%, 02/29/2016	1,050	1,125
2.75%, 11/30/2016 - 12/31/2017	1,045	1,130
2.88%, 03/31/2018	700	763
3.13%, 10/31/2016 - 04/30/2017	450	495
3.25%, 12/31/2016 - 03/31/2017	5,750	6,358
3.38%, 11/15/2019	150	167
3.50%, 02/15/2018	100	112
4.25%, 11/15/2017	300	349
4.75%, 08/15/2017	535	635
U.S. Treasury STRIPS
0.14%, 08/15/2012 ▲	250	250
0.35%, 02/15/2014 ▲	300	298
0.36%, 05/15/2014 ▲	270	268
0.47%, 11/15/2014 ▲	100	99
0.87%, 05/15/2016 ▲	2,200	2,120
0.94%, 08/15/2016 ▲	2,850	2,732
1.01%, 11/15/2016 ▲	500	476
1.07%, 02/15/2017 ▲	10,850	10,281
1.20%, 08/15/2017 ▲	500	468
1.27%, 11/15/2017 ▲	250	232
1.35%, 02/15/2018 ▲	50	46
1.48%, 08/15/2018 ▲	100	91
1.64%, 02/15/2019 ▲	155	138
1.71%, 05/15/2019 ▲	150	133
1.77%, 08/15/2019 ▲	850	744
1.92%, 02/15/2020 - 05/15/2020 ▲	300	257
1.98%, 05/15/2020 ▲	6,702	5,689
2.03%, 08/15/2020 ▲	4,200	3,534
2.10%, 11/15/2020 ▲	200	167
2.22%, 05/15/2021 ▲	1,150	938
2.26%, 08/15/2021 ▲	300	242
2.31%, 11/15/2021 ▲	750	599
2.36%, 02/15/2022 ▲	350	277
2.57%, 02/15/2023 ▲	750	566
2.62%, 05/15/2023 ▲	250	186
2.79%, 05/15/2024 ▲	200	142
2.84%, 08/15/2024 ▲	100	70

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury STRIPS (continued)
2.88%, 11/15/2024 ▲	$200	$139
3.06%, 02/15/2026 ▲	100	65
3.15%, 11/15/2026 ▲	1,350	852
3.17%, 02/15/2027 ▲	750	468
3.20%, 05/15/2027 ▲	300	185
3.21%, 08/15/2027 ▲	200	122
3.24%, 02/15/2028 ▲	200	120
3.26%, 05/15/2028 ▲	50	30
3.27%, 08/15/2028 ▲	250	147
3.28%, 02/15/2029 ▲	750	431
3.29%, 05/15/2029 ▲	150	85
3.30%, 08/15/2029 ▲	350	197
3.31%, 11/15/2029 ▲	225	125
3.32%, 02/15/2030 ▲	1,325	731
3.34%, 08/15/2030 ▲	350	190
3.35%, 11/15/2030 ▲	275	148
3.37%, 05/15/2031 ▲	50	26
3.38%, 08/15/2031 ▲	350	182
3.39%, 11/15/2031 ▲	300	154
3.40%, 02/15/2032 ▲	200	102
3.42%, 08/15/2032 ▲	50	25
3.43%, 11/15/2032 ▲	450	222
3.45%, 05/15/2033 - 08/15/2033 ▲	700	336
3.46%, 11/15/2033 ▲	200	95
3.47%, 02/15/2034 ▲	200	94
3.48%, 05/15/2034 ▲	100	46
3.49%, 08/15/2034 ▲	150	69
3.51%, 02/15/2035 ▲	50	22

Total U.S. Government Obligations (cost $62,633)		68,073

U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.1%
Fannie Mae
0.49%, 06/27/2036 *	364	360
0.50%, 11/25/2046 *	656	651
0.59%, 04/25/2035 - 08/25/2036 *	295	294
1.01%, 01/01/2019 *	499	502
1.01%, 04/01/2022 *	600	600
1.98%, 06/01/2017 ▲	300	276
1.99%, 01/01/2017	1,000	999
2.40%, 01/01/2036 *	143	152
2.97%, 11/01/2018	489	511
3.12%, 01/01/2022	500	516
3.38%, 01/01/2018	500	535
3.54%, 01/01/2018	492	529
3.59%, 10/01/2020	100	107
3.64%, 10/01/2020	1,421	1,517
3.65%, 07/25/2021	866	917
3.73%, 06/25/2021	500	533
3.74%, 06/01/2018	1,492	1,621
3.76%, 06/25/2021 - 07/25/2021	2,000	2,124
3.77%, 08/01/2021	700	749
3.86%, 07/01/2021	991	1,066
3.87%, 08/01/2021	993	1,069
3.92%, 08/01/2021	1,500	1,621
3.97%, 06/01/2021 - 07/01/2021	993	1,075
3.98%, 08/01/2021	990	1,071

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
3.99%, 07/01/2021	$495	$537
4.00%, 07/01/2018 - 04/25/2033	1,495	1,611
4.02%, 08/01/2021	1,335	1,452
4.05%, 08/01/2021	993	1,081
4.06%, 07/01/2021 - 09/01/2021	1,496	1,629
4.16%, 03/01/2021	493	541
4.23%, 03/01/2020	963	1,060
4.24%, 06/01/2021	1,000	1,101
4.25%, 04/01/2021	500	550
4.29%, 06/01/2021	497	552
4.32%, 06/01/2021	793	877
4.37%, 04/01/2020	245	272
4.38%, 04/01/2021	400	443
4.39%, 05/01/2021	250	277
4.45%, 07/01/2026	497	542
4.50%, 08/01/2018 - 08/25/2033	2,447	2,660
4.65%, 06/01/2021	991	1,111
5.00%, 12/01/2016 - 08/25/2040	7,496	8,296
5.24%, 01/01/2038 *	131	140
5.50%, 03/01/2017 - 07/25/2038	8,327	9,262
5.75%, 06/25/2033	750	863
6.00%, 08/01/2014 - 11/25/2039	5,858	6,450
6.27%, 12/25/2042 *	258	294
6.50%, 03/01/2017 - 05/25/2044	2,236	2,502
6.50%, 10/25/2042 *	74	82
6.79%, 07/25/2023 *	469	535
7.00%, 09/01/2017 - 11/25/2041	3,631	4,331
7.07%, 12/25/2042 *	126	147
7.14%, 08/25/2033 *	167	168
8.00%, 05/25/2022 - 06/01/2039	157	184
8.71%, 03/25/2034 *	24	23
9.00%, 10/01/2019 - 06/01/2025	52	56
9.50%, 06/25/2018	83	94
10.00%, 03/25/2032 *	20	24
10.82%, 07/25/2035 *	171	188
12.10%, 09/25/2033 *	58	66
13.14%, 07/25/2033 *	135	159
13.52%, 03/25/2038 *	48	56
14.04%, 12/25/2032 *	41	48
15.02%, 11/25/2031 *	105	133
15.84%, 05/25/2034 *	113	144
16.77%, 07/25/2035 *	218	303
18.86%, 04/25/2034 - 05/25/2034 *	544	753
19.14%, 08/25/2032 *	122	169
23.03%, 05/25/2034 *	43	65
23.68%, 03/25/2036 *	117	177
24.40%, 02/25/2032 *	29	51
25.23%, 10/25/2036 *	49	76
25.59%, 12/25/2036 *	67	108
Fannie Mae, IO
0.98%, 08/25/2042 *	1,231	36
4.00%, 10/25/2014	429	22
4.66%, 04/25/2041 *	735	53
5.00%, 03/25/2023	299	24
5.50%, 05/25/2033	15	1
5.61%, 09/25/2038 *	935	127

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae, IO (continued)
5.67%, 02/25/2038 *	$787	$102
5.86%, 06/25/2037 *	477	62
5.94%, 12/25/2039 *	235	30
5.96%, 03/25/2038 *	213	29
6.17%, 01/25/2038 *	154	10
6.18%, 04/25/2040 *	316	39
6.26%, 06/25/2023 *	163	21
6.30%, 09/25/2037 *	200	30
6.31%, 02/25/2039 *	237	36
6.34%, 06/25/2036 *	216	29
6.50%, 05/25/2033	131	25
6.91%, 07/25/2037 *	446	73
7.00%, 06/25/2033	129	27
Fannie Mae, PO
01/25/2019 - 11/25/2036	2,555	2,385
Fannie Mae STRIPS
3.25%, 11/15/2021 ▲	400	301
Fannie Mae STRIPS, PO
08/01/2032	234	221
Freddie Mac
0.59%, 07/15/2034 *	516	514
0.68%, 02/15/2037 *	90	90
0.69%, 03/15/2039 *	818	819
2.20%, 10/01/2036 *	85	89
2.41%, 07/01/2036 *	131	140
2.47%, 11/01/2036 *	118	126
2.48%, 10/01/2036 *	99	105
2.49%, 08/01/2036 *	146	157
2.53%, 09/01/2034 *	131	139
2.59%, 03/01/2037 *	132	142
2.86%, 02/01/2037 *	250	265
4.00%, 05/01/2019 - 12/15/2041	1,384	1,461
4.50%, 12/15/2018 - 05/01/2041	2,143	2,234
4.72%, 09/20/2012	150	153
4.91%, 02/01/2036 *	635	680
4.99%, 01/01/2035 *	232	247
5.00%, 10/01/2017 - 05/15/2041	3,330	3,676
5.50%, 09/15/2013 - 08/01/2038	7,513	8,360
5.50%, 05/15/2041 *	291	305
5.58%, 05/01/2036 *	176	188
6.00%, 12/15/2013 - 09/15/2036	6,266	7,053
6.02%, 06/01/2036 *	423	456
6.38%, 03/15/2032	336	373
6.40%, 11/15/2023	121	127
6.43%, 12/01/2036 *	56	60
6.50%, 10/15/2013 - 02/25/2043	3,290	3,694
6.98%, 07/25/2032 *	308	353
7.00%, 03/15/2024 - 02/25/2043	3,544	4,105
7.25%, 09/15/2030 - 12/15/2030	599	710
7.50%, 02/15/2023 - 08/15/2030	356	416
7.50%, 08/25/2042 *	123	144
8.00%, 01/15/2030	463	558
8.50%, 09/15/2020	64	71
8.64%, 10/15/2033 - 11/15/2033 *	72	70
8.71%, 01/15/2034 *	283	277
8.79%, 10/15/2033 *	31	30

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal	Principal
	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac (continued)
9.82%, 07/15/2032 *	$179	$208
12.80%, 07/15/2033 *	226	251
13.72%, 05/15/2030 *	85	93
14.32%, 09/15/2033 *	51	61
16.69%, 02/15/2040 *	100	154
23.61%, 06/15/2034 *	229	353
Freddie Mac, IO
1.42%, 09/15/2012	315	1
4.27%, 01/15/2040 *	735	46
4.50%, 07/15/2037	442	55
5.00%, 09/15/2035	344	56
5.50%, 07/15/2024	81	5
5.76%, 11/15/2037 - 02/15/2039 *	893	115
5.96%, 06/15/2038 *	1,010	153
6.18%, 11/15/2037 *	357	53
6.56%, 04/15/2038 *	263	43
6.76%, 02/15/2033 *	26	1
6.86%, 03/13/2033 - 07/15/2036 *	387	51
7.31%, 02/15/2033 *	22	1
7.46%, 07/15/2017 *	204	18
7.76%, 03/15/2032 *	121	26
Freddie Mac, PO
03/15/2019 - 01/15/2040	2,871	2,681
Ginnie Mae
5.00%, 04/16/2023 - 07/16/2033	1,616	1,867
5.50%, 12/20/2013 - 09/20/2039	3,456	3,924
5.54%, 07/20/2040 *	949	1,047
6.00%, 08/20/2016 - 08/20/2039	1,826	2,055
6.50%, 03/15/2023 - 06/20/2033	4,770	5,579
7.00%, 07/15/2017	36	40
7.33%, 11/20/2030	37	43
7.50%, 11/20/2029 - 09/20/2030	246	279
8.00%, 01/15/2016 - 06/20/2030	159	184
8.50%, 02/16/2030	421	513
9.00%, 05/16/2027	28	33
12.92%, 10/20/2037 *	141	162
15.85%, 06/17/2035 *	98	126
16.19%, 05/18/2034 *	80	97
19.00%, 04/16/2034 *	99	139
19.48%, 09/20/2037 *	79	114
22.43%, 04/20/2037 *	185	282
28.28%, 09/20/2034 *	99	164
31.45%, 04/20/2031 *	26	47
Ginnie Mae, IO
5.46%, 12/20/2038 *	232	30
5.50%, 01/20/2032 - 10/16/2037	782	103
5.59%, 02/20/2038 *	401	60
5.76%, 11/20/2037 *	386	60
5.84%, 06/20/2039 *	362	58
5.86%, 10/20/2034 - 08/20/2039 *	1,047	158
5.96%, 03/20/2037 - 06/20/2038 *	739	113
6.03%, 04/20/2039 *	415	67
6.06%, 09/20/2035 - 03/20/2039 *	1,092	183
6.11%, 03/20/2039 *	416	66
6.16%, 05/16/2038 - 06/16/2039 *	1,485	218
6.23%, 06/16/2037 *	337	60
	Principal	Principal
	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae, IO (continued)
6.26%, 03/16/2034 - 10/20/2037 *	$1,042	$139
6.31%, 11/20/2037 - 12/20/2037 *	381	59
6.46%, 07/20/2036 *	268	34
6.50%, 03/20/2039	183	37
6.51%, 11/20/2033 - 07/20/2037 *	744	119
6.53%, 08/20/2037 *	594	96
6.57%, 04/16/2037 *	176	27
6.66%, 03/20/2038 *	206	32
6.71%, 10/20/2032 *	500	60
7.71%, 04/16/2032 *	215	47
Ginnie Mae, PO
02/17/2033 - 01/20/2038	942	823
Residual Funding Corp. STRIPS, PO
2.72%, 07/15/2020 ▲	1,800	1,477
2.79%, 10/15/2020 ▲	520	420
Tennessee Valley Authority
4.63%, 09/15/2060	22	24
Tennessee Valley Authority Generic STRIPS
2.74%, 05/01/2019 ▲	200	169
Tennessee Valley Authority Principal STRIPS
4.00%, 01/15/2038 ▲	150	50

Total U.S. Government Agency Obligations (cost $132,758)		139,617

FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Corp. Andina de Fomento
5.20%, 05/21/2013	100	104
Israel Government AID Bond
2.36%, 08/15/2018 ▲	500	442
2.51%, 03/15/2019 ▲	1,000	861
3.65%, 02/15/2025 ▲	500	316
Mexico Government International Bond
4.75%, 03/08/2044	60	59
Province of Ontario Canada
2.70%, 06/16/2015	100	106
United Mexican States
6.38%, 01/16/2013	75	78
7.50%, 04/08/2033	300	417

Total Foreign Government Obligations (cost $2,245)		2,383

MORTGAGE-BACKED SECURITIES - 10.4%
American General Mortgage Loan Trust
Series 2009-1, Class A4
5.75%, 09/25/2048 - 144A *	250	253
Series 2009-1, Class A5
5.75%, 09/25/2048 - 144A *	200	204
Series 2009-1, Class A7
5.75%, 09/25/2048 - 144A *	200	205
Series 2010-1A, Class A1
5.15%, 03/25/2058 - 144A *	108	111
Series 2010-1A, Class A2
5.65%, 03/25/2058 - 144A *	144	152
ASG Resecuritization Trust
Series 2009-1, Class A60
4.84%, 06/26/2037 - 144A *	223	220
Series 2009-2, Class A55
5.21%, 05/24/2036 - 144A *	98	97

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal	Principal
	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
ASG Resecuritization Trust (continued)
Series 2009-3, Class A65
2.68%, 03/26/2037 - 144A *	$261	$257
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	260	269
Series 2010-3, Class 2A22
0.33%, 10/28/2036 - 144A *	127	125
Banc of America Alternative Loan Trust
Series 2003-7, Class 1CB1
5.50%, 09/25/2033	304	309
Series 2003-7, Class 2A4
5.00%, 09/25/2018	46	47
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class ASB
5.19%, 09/10/2047 *	115	121
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.66%, 03/20/2035 *	376	345
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	303	315
Series 2010-R11A, Class 1A6
5.36%, 08/26/2035 - 144A *	166	174
Banc of America Funding Corp., PO
Series 2004-1
03/25/2034	77	60
Series 2005-7, Class 30
11/25/2035	111	85
Series 2005-8, Class 30
01/25/2036	41	31
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	50	52
Banc of America Mortgage Securities, Inc.
Series 2003-J, Class 3A2
2.82%, 11/25/2033 *	326	307
Series 2004-3, Class 1A26
5.50%, 04/25/2034	400	408
Series 2004-6, Class 1A3
5.50%, 05/25/2034	230	239
BCAP LLC Trust
Series 2010-RR7, Class 2A1
5.26%, 07/26/2045 - 144A *	270	256
Series 2011-RR10, Class 2A1
0.19%, 09/26/2037 - 144A *	475	419
Series 2012-RR2, Class 1A1
0.41%, 08/26/2036 - 144A *	489	453
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-1, Class A1
2.52%, 02/25/2036 *	255	229
Chase Mortgage Finance Corp.
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	197	206
Series 2007-A1, Class 1A3
2.79%, 02/25/2037 *	399	400
Series 2007-A2, Class 2A1
2.77%, 07/25/2037 *	171	174
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5
5.25%, 10/25/2033	176	179
	Principal	Principal
	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc. (continued)
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	$1,188	$1,219
Series 2010-8, Class 6A6
4.50%, 12/25/2036 - 144A	1,273	1,312
Series 2011-3, Class 1A1
0.32%, 02/25/2047 - 144A *	118	116
Series 2011-10, Class 4A1
0.43%, 02/25/2046 - 144A *	158	150
Commercial Mortgage Pass-Through Certificates
Series 2001-J2A, Class B
6.30%, 07/16/2034 - 144A	4,000	4,011
Countrywide Alternative Loan Trust
Series 2004-2CB, Class 1A9
5.75%, 03/25/2034	399	382
Series 2004-18CB, Class 2A4
5.70%, 09/25/2034	128	131
Series 2005-26CB, Class A10
12.61%, 07/25/2035 *	4	4
Series 2005-28CB, Class 1A4
5.50%, 08/25/2035	471	393
Series 2005-54CB, Class 1A11
5.50%, 11/25/2035	194	153
Countrywide Alternative Loan Trust, IO
Series 2005-20CB, Class 3A8
4.51%, 07/25/2035 *	856	97
Series 2005-22T1, Class A2
4.83%, 06/25/2035 *	1,581	210
Series 2005-J1, Class 1A4
4.86%, 02/25/2035 *	850	103
Countrywide Alternative Loan Trust, PO
Series 2003-J1
10/25/2033	63	54
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2004-3, Class A4
5.75%, 04/25/2034	216	222
Series 2004-3, Class A26
5.50%, 04/25/2034	360	371
Series 2004-7, Class 2A1
2.30%, 06/25/2034 *	70	65
Series 2004-8, Class 2A1
4.50%, 06/25/2019	108	110
Series 2004-HYB1, Class 2A
2.95%, 05/20/2034 *	65	58
Series 2005-22, Class 2A1
2.71%, 11/25/2035 *	394	282
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	156	158
Series 2003-27, Class 5A4
5.25%, 11/25/2033	191	197
Series 2004-5, Class 3A1
5.25%, 08/25/2019	73	75
Credit Suisse First Boston Mortgage Securities Corp., PO
Series 2002-34, Class 3P
01/25/2033	42	30

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates
Series 2006-C2, Class A3
5.66%, 03/15/2039 *	$150	$165
Series 2010-11R, Class A1
1.24%, 06/28/2047 - 144A *	80	80
Series 2010-12R, Class 14A1
2.71%, 09/26/2046 - 144A *	109	108
Series 2011-1R, Class A1
1.24%, 02/27/2047 - 144A *	438	431
Series 2011-6R, Class 3A1
2.86%, 07/28/2036 - 144A *	142	134
Series 2011-7R, Class A1
1.49%, 08/28/2047 - 144A *	376	369
Series 2011-9R, Class A1
2.24%, 03/27/2046 - 144A *	508	505
Series 2012-3R, Class 1A1
3.25%, 02/27/2042	300	301
Deutsche Mortgage Securities, Inc.
Series 2010-RS2, Class A1
1.49%, 06/28/2047 - 144A *	148	147
First Horizon Asset Securities, Inc.
Series 2004-AR7, Class 2A1
2.62%, 02/25/2035 *	28	27
GMAC Mortgage Corp., Loan Trust
Series 2003-J7, Class A10
5.50%, 11/25/2033	87	92
Series 2004-J5, Class A7
6.50%, 01/25/2035	114	119
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF
0.59%, 03/25/2035 - 144A *	335	274
Series 2005-RP3, Class 1AF
0.59%, 09/25/2035 - 144A *	196	154
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	437	457
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	254	266
Series 2005-7F, Class 3A9
6.00%, 09/25/2035	392	385
Series 2006-1F, Class 2A4
6.00%, 02/25/2036	242	214
Series 2007-1F, Class 2A4
5.50%, 01/25/2037	497	481
Impac Secured Assets CMN Owner Trust
Series 2006-1, Class 2A1
0.59%, 05/25/2036 *	248	228
Series 2006-2, Class 2A1
0.59%, 08/25/2036 *	112	100
IndyMac Index Mortgage Loan Trust, IO
Series 2005-AR11, Class A7
0.06%, 08/25/2035 *	1,511	8
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-PM1A, Class A4
5.33%, 08/12/2040 *	372	389
Series 2006-CB15, Class A4
5.81%, 06/12/2043 *	131	148

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2006-LDP8, Class X
0.55%, 05/15/2045 *	$5,477	$110
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3
2.65%, 11/25/2033 *	175	173
LVII Resecuritization Trust
Series 2009-2, Class A5
2.97%, 09/27/2037 - 144A *	200	200
Series 2009-2, Class M3
5.48%, 09/27/2037 - 144A *	300	288
MASTR Adjustable Rate Mortgages Trust
Series 2004-3, Class 4A2
2.55%, 04/25/2034 *	56	52
Series 2004-13, Class 2A1
2.66%, 04/21/2034 *	244	244
Series 2004-13, Class 3A7
2.72%, 11/21/2034 *	100	98
MASTR Alternative Loans Trust
Series 2004-5, Class 5A1
4.75%, 06/25/2019	112	113
Series 2004-10, Class 1A1
4.50%, 09/25/2019	126	129
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1
5.50%, 11/25/2033	308	321
MASTR Resecuritization Trust, PO
Series 2005, Class 3
05/28/2035 - 144A	246	192
Merrill Lynch Mortgage Trust
Series 2005-MCP1, Class ASB
4.67%, 06/12/2043 *	187	188
MLCC Mortgage Investors, Inc.
Series 2004-1, Class 2A1
2.24%, 12/25/2034 *	255	255
Morgan Stanley Capital I
Series 2004-HQ4, Class A7
4.97%, 04/14/2040	125	133
Series 2011-C3, Class A3
4.05%, 07/15/2049	100	107
Morgan Stanley Re-REMIC Trust
0.25%, 07/27/2049	150	100
2.00%, 07/27/2049	788	788
Series 2009-IO, Class A2
5.00%, 07/17/2056 - 144A	300	307
Series 2009-IO, Class B
07/17/2056 - 144A	350	307
Series 2010-C30A, Class A3A
3.25%, 12/17/2043 - 144A	122	122
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	212	213
MortgageIT Trust
Series 2005-1, Class 1A1
0.56%, 02/25/2035 *	82	67
Nomura Asset Acceptance Corp.
Series 2003-A1, Class A2
6.00%, 05/25/2033	14	14
Series 2003-A1, Class A5
7.00%, 04/25/2033	19	20

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
PHH Alternative Mortgage Trust, IO
Series 2007-2, Class 2X
6.00%, 05/25/2037	$477	$101
RBSSP Resecuritization Trust
Series 2010-9, Class 7A5
4.00%, 05/26/2037 - 144A *	235	233
Residential Accredit Loans, Inc.
Series 2002-QS16, Class A3
16.12%, 10/25/2017 *	27	30
Series 2003-QS3, Class A2
15.97%, 02/25/2018 *	28	30
Series 2003-QS19, Class A1
5.75%, 10/25/2033	169	175
Series 2004-QS3, Class CB
5.00%, 03/25/2019	201	204
Residential Funding Mortgage Securities I, PO
Series 2004-S6, Class 2A6
06/25/2034	52	38
Sequoia Mortgage Trust
Series 2003-1, Class 1A
0.62%, 04/20/2033 *	196	188
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A *	262	266
Series 2011-1A, Class A2
5.45%, 01/25/2058 - 144A *	300	300
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.90%, 10/19/2034 *	106	96
Structured Asset Securities Corp.
Series 2003-21, Class 1A3
5.50%, 07/25/2033	3	3
Series 2003-29, Class 1A1
4.75%, 09/25/2018	344	352
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	190	192
Series 2005-6, Class 4A1
5.00%, 05/25/2035	45	45
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
5.66%, 08/15/2039 *	50	54
Vendee Mortgage Trust
Series 1997-1, Class 2Z
7.50%, 02/15/2027	791	926
Vericrest Opportunity Loan Transferee
Series 2011-NL1A, Class A1
5.93%, 12/26/2050 - 144A	92	93
Series 2011-NL2A, Class A1
5.68%, 06/25/2051 - 144A	70	70
Series 2011-NL2A, Class A2
9.32%, 06/25/2051 - 144A	150	151
Series 2011-NL3A, Class A1
5.19%, 09/25/2051 - 144A *	129	129
Series 2011-NL3A, Class A2
9.32%, 09/25/2051 - 144A *	112	112
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.04%, 03/15/2045 - 144A *	14,870	61

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates
Series 2003-AR6, Class A1
2.57%, 06/25/2033 *	$124	$121
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	198	202
Series 2003-S9, Class A8
5.25%, 10/25/2033	312	321
Series 2003-S11, Class 2A5
16.39%, 11/25/2033 *	28	29
Series 2004-AR3, Class A2
2.55%, 06/25/2034 *	64	63
Series 2005-4, Class CB7
5.50%, 06/25/2035	409	359
WaMu Mortgage Pass-Through Certificates, IO
Series 2005-2, Class 1A4
4.81%, 04/25/2035 *	1,317	172
Series 2005-3, Class CX
5.50%, 05/25/2035	429	79
WaMu Mortgage Pass-Through Certificates, PO
Series 2003-MS7, Class P
03/25/2033	36	29
Wells Fargo Mortgage Backed Securities Trust
Series 2003-11, Class 1A10
4.75%, 10/25/2018	193	198
Series 2003-K, Class 1A1
4.43%, 11/25/2033 *	72	73
Series 2004-7, Class 2A2
5.00%, 07/25/2019	70	73
Series 2004-BB, Class A4
2.62%, 01/25/2035 *	121	121
Series 2004-EE, Class 3A1
2.76%, 12/25/2034 *	71	72
Series 2004-I, Class 1A1
2.70%, 07/25/2034 *	276	272
Series 2004-P, Class 2A1
2.68%, 09/25/2034 *	398	398
Series 2004-V, Class 1A1
2.71%, 10/25/2034 *	129	128
Series 2005-AR8, Class 2A1
2.68%, 06/25/2035 *	96	92
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 - 144A *	151	150

Total Mortgage-Backed Securities (cost $32,762)		33,529

ASSET-BACKED SECURITIES - 3.1%
AH Mortgage Advance Trust
Series SART-1, Class A1
2.63%, 05/10/2042 - 144A	367	366
Series SART-1, Class A2
3.37%, 05/10/2043 - 144A	604	606
Series SART-2, Class A1
3.27%, 09/15/2043 - 144A	240	240
Series SART-2, Class B1
6.90%, 09/15/2043 - 144A	100	101
Ally Auto Receivables Trust
Series 2012-1, Class A3
0.93%, 02/16/2016	106	106

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust
Series 2012-1, Class A1
1.96%, 01/15/2014 - 144A	$73	$73
Series 2012-1, Class A2
3.04%, 10/15/2015 - 144A	80	80
AmeriCredit Automobile Receivables Trust
Series 2010-3, Class A3
1.14%, 04/08/2015	110	110
Series 2011-3, Class A2
0.84%, 11/10/2014	127	127
Series 2011-4, Class A2
0.92%, 03/09/2015	100	100
Series 2011-4, Class A3
1.17%, 05/09/2016	283	283
Series 2011-5, Class A3
1.55%, 07/08/2016	159	161
Series 2012-1, Class A2
0.91%, 10/08/2015	99	99
Bank of America Auto Trust
Series 2010-2, Class A4
1.94%, 06/15/2017	125	127
CarMax Auto Owner Trust
Series 2011-1, Class A3
1.29%, 09/15/2015	120	121
Series 2011-1, Class A4
2.16%, 09/15/2016	130	134
Series 2011-3, Class A3
1.07%, 06/15/2016	270	272
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-6, Class 1A7
4.28%, 11/25/2034 *	136	128
Chrysler Financial Auto Securitization Trust
Series 2010-A, Class A3
0.91%, 08/08/2013	200	200
Citigroup Mortgage Loan Trust, Inc.
Series 2011-5, Class 1A1
0.43%, 02/25/2046 - 144A *	120	110
CNH Equipment Trust
Series 2012-A, Class A2
0.65%, 07/15/2015	101	101
Series 2012-A, Class A3
0.94%, 05/15/2017	99	99
CPS Auto Trust
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	147	147
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	100	100
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB1, Class AF2
4.65%, 01/25/2036 *	31	17
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
0.74%, 09/15/2013	167	167
Ford Credit Auto Owner Trust
Series 2009-B, Class A3
2.79%, 08/15/2013	17	17

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust (continued)
Series 2009-B, Class A4
4.50%, 07/15/2014	$125	$129
Series 2011-B, Class A2
0.68%, 01/15/2014	77	77
Series 2012-A, Class A3
0.84%, 08/15/2016	246	247
Fortress Opportunities Residential Transaction
Series 2011-1A, Class A1
7.21%, 10/25/2047 - 144A *	286	287
GE Capital Credit Card Master Note Trust
Series 2009-2, Class A
3.69%, 07/15/2015	200	202
Honda Auto Receivables Owner Trust
Series 2011-1, Class A4
1.80%, 04/17/2017	75	76
Huntington Auto Trust
Series 2011-1A, Class A2
0.76%, 04/15/2014 - 144A	240	240
Series 2011-1A, Class A3
1.01%, 01/15/2016 - 144A	200	201
Series 2011-1A, Class A4
1.31%, 11/15/2016 - 144A	200	201
Series 2012-1, Class A3
0.81%, 09/15/2016	100	100
Hyundai Auto Receivables Trust
Series 2010-B, Class A3
0.97%, 04/15/2015	57	57
Series 2010-B, Class A4
1.63%, 03/15/2017	65	66
John Deere Owner Trust
Series 2011-A, Class A3
1.29%, 01/15/2016	40	40
LAI Vehicle Lease Securitization Trust
Series 2010-A, Class A
2.55%, 09/15/2016 - 144A	108	108
Lake Country Mortgage Loan Trust
Series 2006-HE1, Class A3
0.59%, 07/25/2034 - 144A *	135	129
Madison Avenue Manufactured Housing Contract
Series 2002-A, Class M2
2.49%, 03/25/2032 *	250	229
MMCA Automobile Trust
Series 2012-A, Class A4
1.57%, 08/15/2017 - 144A	300	304
Newcastle Investment Trust
Series 2011-MH1, Class A
2.45%, 12/10/2033 - 144A	40	40
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 07/15/2014	95	95
Series 2010-A, Class A4
1.31%, 09/15/2016	60	61
Series 2012-A, Class A3
0.73%, 05/16/2016	78	78
Park Place Securities, Inc.
Series 2004-MCW1, Class M1
0.87%, 10/25/2034 *	311	295

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
PennyMac Loan Trust
Series 2011-NPL1, Class A
5.25%, 09/25/2051 - 144A *	$162	$162
Residential Asset Mortgage Products, Inc.
Series 2004-RS11, Class M1
0.86%, 11/25/2034 *	401	377
Series 2006-RZ1, Class A3
0.54%, 03/25/2036 *	300	257
Residential Credit Solutions Trust
Series 2011-1, Class A1
6.00%, 03/25/2041 - 144A	121	121
Santander Drive Auto Receivables Trust
Series 2010-A, Class A4
2.39%, 06/15/2017 - 144A	100	102
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	26	26
Series 2011-S2A, Class D
3.35%, 06/15/2017 - 144A	254	253
Series 2012-1, Class A2
1.25%, 04/15/2015	225	226
Series 2012-1, Class A3
1.49%, 10/15/2015	41	41
Series 2012-2, Class A2
0.91%, 05/15/2015	89	89
Series 2012-2, Class A3
1.22%, 12/15/2015	53	53
Saxon Asset Securities Trust
Series 2003-1, Class AF6
4.80%, 06/25/2033 *	76	76
Structured Asset Investment Loan Trust
Series 2005-5, Class A9
0.51%, 06/25/2035 *	100	95
Toyota Auto Receivables Owner Trust
Series 2010-C, Class A3
0.77%, 04/15/2014	145	145
USAA Auto Owner Trust
Series 2009-2, Class A3
1.54%, 10/15/2012	16	16
Series 2009-2, Class A4
2.53%, 06/17/2013	115	117
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A3
0.85%, 08/22/2016	298	299

Total Asset-Backed Securities (cost $9,875)		9,909

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
Ohio State University
4.80%, 06/01/2111	130	131
Port Authority of New York & New Jersey
5.65%, 11/01/2040	100	117
State of Illinois
5.10%, 06/01/2033	200	189

Total Municipal Government Obligations (cost $429)		437

CORPORATE DEBT SECURITIES - 15.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 - 144A	30	34
BAE Systems PLC
5.80%, 10/11/2041 - 144A	92	97

	Principal (000’s)	Value (000’s)
Aerospace & Defense (continued)
Lockheed Martin Corp.
5.72%, 06/01/2040	$51	$59
Air Freight & Logistics - 0.0% ¥
United Parcel Service of America, Inc.
8.38%, 04/01/2020 ^	35	49
Airlines - 0.0% ¥
American Airlines Pass-Through Trust - Series 2011-2, Class A
8.63%, 04/15/2023	70	74
Continental Airlines Pass-Through Trust - Series 2007-1A, Class A
5.98%, 04/19/2022	46	50
Delta Air Lines, Inc., Pass-Through Trust - Series 2011-1, Class A
5.30%, 04/15/2019	26	28
Auto Components - 0.1%
Johnson Controls, Inc.
3.75%, 12/01/2021 ^	66	67
5.25%, 12/01/2041 ^	100	105
Automobiles - 0.1%
Daimler Finance North America LLC
2.63%, 09/15/2016 - 144A	150	155
2.95%, 01/11/2017 - 144A	150	155
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	165	214
Coca-Cola Co.
3.63%, 03/15/2014	50	53
4.88%, 03/15/2019 ^	65	75
Diageo Capital PLC
4.83%, 07/15/2020 ^	25	29
Diageo Finance BV
5.50%, 04/01/2013 ^	75	79
FBG Finance, Ltd.
5.13%, 06/15/2015 - 144A	75	83
PepsiCo, Inc.
0.80%, 08/25/2014	10	10
3.00%, 08/25/2021 ^	20	20
7.90%, 11/01/2018	5	7
Biotechnology - 0.1%
Amgen, Inc.
3.88%, 11/15/2021	100	102
4.50%, 03/15/2020 ^	12	13
5.15%, 11/15/2041	200	201
5.65%, 06/15/2042	25	27
5.70%, 02/01/2019 ^	50	58
5.75%, 03/15/2040	41	44
Capital Markets - 1.6%
Bank of New York Mellon Corp.
1.20%, 02/20/2015 ^	45	45
2.40%, 01/17/2017 ^	149	153
2.95%, 06/18/2015 ^	60	63
3.55%, 09/23/2021	90	92
4.60%, 01/15/2020 ^	30	33
5.13%, 08/27/2013	35	37
BlackRock, Inc.
6.25%, 09/15/2017 ^	100	121
BP Capital Markets PLC
4.74%, 03/11/2021	50	56
5.25%, 11/07/2013	150	160

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Capital Markets (continued)
Charles Schwab Corp.
4.95%, 06/01/2014	$20	$22
Credit Suisse USA, Inc.
4.88%, 01/15/2015 ^	300	324
5.13%, 08/15/2015 ^	125	137
Deutsche Bank AG
3.25%, 01/11/2016 ^	100	103
6.00%, 09/01/2017	100	114
Goldman Sachs Group, Inc.
3.63%, 02/07/2016 ^	20	20
3.70%, 08/01/2015	20	20
5.25%, 10/15/2013 - 07/27/2021	73	75
5.38%, 03/15/2020	125	127
5.75%, 01/24/2022	120	123
5.95%, 01/18/2018	70	75
6.00%, 06/15/2020	188	198
6.15%, 04/01/2018	150	162
6.25%, 09/01/2017	175	192
7.50%, 02/15/2019	460	526
Jefferies Group, Inc.
6.45%, 06/08/2027	75	74
8.50%, 07/15/2019	180	200
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A	100	100
6.25%, 01/14/2021 - 144A	100	101
7.30%, 08/01/2014 - 144A	75	80
7.63%, 08/13/2019 - 144A	75	81
Morgan Stanley
4.75%, 04/01/2014 ^	145	147
5.30%, 03/01/2013 ^	250	257
5.50%, 07/24/2020	138	135
5.63%, 09/23/2019	200	198
5.75%, 01/25/2021	100	98
7.30%, 05/13/2019	200	215
Nomura Holdings, Inc.
5.00%, 03/04/2015 ^	75	78
Northern Trust Corp.
5.50%, 08/15/2013	23	24
UBS AG
5.75%, 04/25/2018 ^	200	219
Chemicals - 0.3%
Dow Chemical Co.
4.13%, 11/15/2021 ^	61	63
4.25%, 11/15/2020	38	40
5.25%, 11/15/2041	45	46
7.60%, 05/15/2014	50	57
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016 ^	58	59
4.90%, 01/15/2041	25	27
6.00%, 07/15/2018	150	185
Monsanto Co.
7.38%, 08/15/2012	100	102
Mosaic Co.
3.75%, 11/15/2021	31	32
4.88%, 11/15/2041	8	8
Potash Corp. of Saskatchewan, Inc.
4.88%, 03/01/2013	40	42
PPG Industries, Inc.
5.75%, 03/15/2013	35	36

	Principal (000’s)	Value (000’s)
Chemicals (continued)
PPG Industries, Inc. (continued)
6.65%, 03/15/2018	$90	$109
Praxair, Inc.
4.38%, 03/31/2014	75	80
Union Carbide Corp.
7.50%, 06/01/2025	175	205
Commercial Banks - 2.5%
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 - 144A ^	250	252
4.88%, 01/12/2021 - 144A ^	100	109
Bank of Nova Scotia
1.65%, 10/29/2015 - 144A ^	100	102
2.55%, 01/12/2017	300	307
Barclays Bank PLC
2.50%, 01/23/2013	100	101
2.75%, 02/23/2015	210	212
3.90%, 04/07/2015	100	104
5.13%, 01/08/2020	100	105
BB&T Corp.
3.38%, 09/25/2013 ^	45	47
3.85%, 07/27/2012	55	56
3.95%, 04/29/2016 ^	50	54
4.90%, 06/30/2017	30	33
5.70%, 04/30/2014	50	55
6.85%, 04/30/2019	75	92
Commonwealth Bank of Australia
2.25%, 03/16/2017 - 144A ^	250	250
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
3.38%, 01/19/2017	34	35
3.88%, 02/08/2022	118	114
4.50%, 01/11/2021 ^	150	154
DNB Boligkreditt AS
2.10%, 10/14/2015 - 144A	200	203
HSBC Bank PLC
1.63%, 07/07/2014 - 144A ^	200	201
4.75%, 01/19/2021 - 144A	225	238
HSBC Holdings PLC
4.00%, 03/30/2022	107	106
4.88%, 01/14/2022	160	170
6.10%, 01/14/2042	150	175
HSBC USA, Inc.
2.38%, 02/13/2015	200	201
ING Bank NV
3.75%, 03/07/2017 - 144A	200	198
KeyCorp
6.50%, 05/14/2013 ^	50	53
National Australia Bank, Ltd.
2.75%, 09/28/2015 - 144A	200	205
3.75%, 03/02/2015 - 144A	100	105
Nordea Bank AB
3.13%, 03/20/2017 - 144A ^	350	349
Oversea-Chinese Banking Corp., Ltd.
1.63%, 03/13/2015 - 144A	200	201
PNC Funding Corp.
3.30%, 03/08/2022	101	100
4.38%, 08/11/2020	67	73
5.13%, 02/08/2020	65	74
5.25%, 11/15/2015	25	28

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Commercial Banks (continued)
PNC Funding Corp. (continued)
5.63%, 02/01/2017	$25	$28
6.70%, 06/10/2019	50	61
Rabobank Nederland NV
2.13%, 10/13/2015	52	52
Stadshypotek AB
1.45%, 09/30/2013 - 144A ^	314	316
Toronto-Dominion Bank
1.50%, 03/13/2017 - 144A ^	200	198
U.S. Bancorp
2.88%, 11/20/2014 ^	42	44
3.00%, 03/15/2022	83	82
4.13%, 05/24/2021	34	37
Wachovia Bank NA
6.00%, 11/15/2017	250	286
Wachovia Corp.
5.50%, 05/01/2013	295	309
5.75%, 02/01/2018	475	551
Wells Fargo & Co.
2.63%, 12/15/2016	274	280
3.50%, 03/08/2022	150	148
3.68%, 06/15/2016 *	100	107
4.60%, 04/01/2021	50	54
Westpac Banking Corp.
2.45%, 11/28/2016 - 144A ^	250	253
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.
6.88%, 06/01/2017	50	52
ERAC USA Finance LLC
2.25%, 01/10/2014 - 144A	20	20
2.75%, 03/15/2017 - 144A	48	48
4.50%, 08/16/2021 - 144A	36	37
5.63%, 03/15/2042 - 144A ^	112	107
Pitney Bowes, Inc.
4.88%, 08/15/2014	90	96
Waste Management, Inc.
7.38%, 03/11/2019 ^	35	44
Communications Equipment - 0.0% ¥
Cisco Systems, Inc.
5.50%, 02/22/2016 ^	50	58
5.90%, 02/15/2039	70	85
Computers & Peripherals - 0.2%
Dell, Inc.
4.63%, 04/01/2021	65	72
7.10%, 04/15/2028	25	31
Hewlett-Packard Co.
2.95%, 08/15/2012	40	40
4.38%, 09/15/2021	39	40
4.75%, 06/02/2014	50	53
5.40%, 03/01/2017 ^	50	56
6.00%, 09/15/2041	275	301
6.13%, 03/01/2014	100	109
Construction & Engineering - 0.0% ¥
Fluor Corp.
3.38%, 09/15/2021	70	70
Consumer Finance - 0.6%
American Express Co.
7.00%, 03/19/2018	50	61

	Principal (000’s)	Value (000’s)
Consumer Finance (continued)
American Express Credit Corp.
2.80%, 09/19/2016	$111	$114
American Express Credit Corp. -Series C
5.88%, 05/02/2013	145	152
Capital One Bank USA NA
8.80%, 07/15/2019	250	305
Capital One Financial Corp.
6.75%, 09/15/2017	110	130
7.38%, 05/23/2014	115	127
Caterpillar Financial Services Corp. -Series F
4.90%, 08/15/2013	100	106
6.20%, 09/30/2013	125	135
7.05%, 10/01/2018	125	159
HSBC Finance Corp.
5.25%, 01/15/2014 ^	100	105
John Deere Capital Corp.
3.15%, 10/15/2021	33	34
5.25%, 10/01/2012	75	77
PACCAR Financial Corp.
1.60%, 03/15/2017 ^	53	53
Springleaf Finance Corp.
5.38%, 10/01/2012 ^	60	58
Toyota Motor Credit Corp.
1.00%, 02/17/2015 ^	80	80
2.00%, 09/15/2016 ^	225	230
2.05%, 01/12/2017 ^	100	101
3.20%, 06/17/2015	58	62
Diversified Financial Services - 2.9%
Allstate Life Global Funding Trust
5.38%, 04/30/2013	70	74
American Honda Finance Corp.
2.60%, 09/20/2016 - 144A	205	211
ASIF Global Financing XIX
4.90%, 01/17/2013 - 144A	600	609
BA Covered Bond Issuer
5.50%, 06/14/2012 - 144A	400	404
Bank of America Corp.
5.00%, 05/13/2021	25	25
5.63%, 07/01/2020	145	151
5.70%, 01/24/2022	285	302
5.75%, 12/01/2017	65	70
5.88%, 01/05/2021	70	74
7.63%, 06/01/2019	50	58
Bank of America Corp. -Series L
7.38%, 05/15/2014	100	109
Bank of America Corp. -Series MTNL
5.65%, 05/01/2018	20	21
Blackstone Holdings Finance Co., LLC
5.88%, 03/15/2021 - 144A	170	174
Citigroup, Inc.
4.45%, 01/10/2017	425	444
4.59%, 12/15/2015	66	70
4.75%, 05/19/2015	70	74
5.00%, 09/15/2014	400	414
5.38%, 08/09/2020	36	39
5.88%, 01/30/2042	45	47
6.00%, 08/15/2017	300	334
6.01%, 01/15/2015	50	54
6.50%, 08/19/2013	50	53

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Diversified Financial Services (continued)
Citigroup, Inc. (continued)
8.13%, 07/15/2039	$50	$65
8.50%, 05/22/2019	50	62
CME Group, Inc.
5.40%, 08/01/2013	140	148
5.75%, 02/15/2014	110	120
Conoco Funding Co.
7.25%, 10/15/2031	50	68
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	100	118
Countrywide Financial Corp.
6.25%, 05/15/2016	75	78
FUEL Trust
3.98%, 06/15/2016 - 144A	200	203
General Electric Capital Corp.
2.25%, 11/09/2015	225	231
4.38%, 09/16/2020	50	53
4.63%, 01/07/2021	190	203
4.65%, 10/17/2021	200	213
5.30%, 02/11/2021	25	27
5.63%, 05/01/2018	625	723
5.90%, 05/13/2014	150	165
6.00%, 06/15/2012	820	828
6.75%, 03/15/2032	210	251
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 - 144A	102	105
Macquarie Bank, Ltd.
5.00%, 02/22/2017 - 144A	163	164
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A	200	199
3.63%, 07/16/2012 - 144A	100	101
Merrill Lynch & Co., Inc.
5.45%, 07/15/2014 ^	235	246
6.15%, 04/25/2013	170	177
6.88%, 04/25/2018	60	67
Merrill Lynch & Co., Inc. -Series C
6.40%, 08/28/2017	395	431
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/2014	75	81
Principal Life Global Funding I
5.05%, 03/15/2015 - 144A	100	106
Textron Financial Corp.
5.40%, 04/28/2013 ^	40	41
Tyco International Finance SA
8.50%, 01/15/2019	40	52
Diversified Telecommunication Services - 1.1%
AT&T Corp.
8.00%, 11/15/2031	4	6
AT&T, Inc.
4.45%, 05/15/2021	50	55
4.85%, 02/15/2014	150	161
4.95%, 01/15/2013	210	217
5.10%, 09/15/2014	45	50
5.35%, 09/01/2040	113	120
5.50%, 02/01/2018	75	88
5.60%, 05/15/2018	75	89
Bellsouth Capital Funding Corp.
7.12%, 07/15/2097	100	118

	Principal (000’s)	Value (000’s)
Diversified Telecommunication Services (continued)
BellSouth Corp.
5.20%, 09/15/2014	$5	$6
6.88%, 10/15/2031 ^	50	60
BellSouth Telecommunications, Inc.
6.30%, 12/15/2015	31	33
6.38%, 06/01/2028	100	113
British Telecommunications PLC
9.63%, 12/15/2030	150	221
Centel Capital Corp.
9.00%, 10/15/2019	40	46
CenturyLink, Inc.
6.45%, 06/15/2021	90	92
7.60%, 09/15/2039	60	57
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 - 144A	150	148
4.88%, 07/08/2014 ^	75	80
8.75%, 06/15/2030	75	103
France Telecom SA
2.75%, 09/14/2016 ^	70	72
GTE Corp.
6.84%, 04/15/2018	200	244
Qwest Corp.
6.75%, 12/01/2021	148	165
Telecom Italia Capital SA
4.95%, 09/30/2014 ^	100	103
5.25%, 11/15/2013	60	62
Telefonica Emisiones SAU
5.86%, 02/04/2013	100	103
5.88%, 07/15/2019	40	41
Verizon Communications, Inc.
6.40%, 02/15/2038	100	121
Verizon Global Funding Corp.
5.85%, 09/15/2035	25	29
Verizon Pennsylvania, Inc.
8.35%, 12/15/2030	400	501
Electric Utilities - 0.9%
Alabama Power Co.
6.13%, 05/15/2038	11	14
Arizona Public Service Co.
4.50%, 04/01/2042	28	27
Carolina Power & Light Co.
3.00%, 09/15/2021	55	55
5.30%, 01/15/2019	70	82
CenterPoint Energy Houston Electric LLC - Series M2
5.75%, 01/15/2014	60	65
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50	62
Duke Energy Carolinas LLC
4.25%, 12/15/2041 ^	21	21
Duke Energy Corp.
5.63%, 11/30/2012	100	103
Duke Energy Indiana, Inc.
6.35%, 08/15/2038	80	104
Florida Power & Light Co.
5.95%, 10/01/2033 ^	250	308
5.95%, 02/01/2038	50	62
Florida Power Corp.
4.80%, 03/01/2013	50	52

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 11

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal	Principal
	Principal (000’s)	Value (000’s)
Electric Utilities (continued)
Indiana Michigan Power Co.
7.00%, 03/15/2019 ^	$30	$37
Jersey Central Power & Light Co.
7.35%, 02/01/2019 ^	15	19
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	69	71
Kansas City Power & Light Co.
5.30%, 10/01/2041	100	106
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012 ^	90	92
Nevada Power Co.
5.38%, 09/15/2040	12	14
5.45%, 05/15/2041	50	57
6.50%, 08/01/2018	50	62
NextEra Energy Capital Holdings, Inc.
6.00%, 03/01/2019	25	29
7.88%, 12/15/2015	30	36
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 - 144A	40	44
NiSource Finance Corp.
5.80%, 02/01/2042	118	125
Ohio Power Co.
5.75%, 09/01/2013	100	107
Ohio Power Co. -Series G
6.05%, 05/01/2018	30	35
Oncor Electric Delivery Co., LLC
5.95%, 09/01/2013	20	21
6.80%, 09/01/2018 ^	65	79
7.00%, 09/01/2022	50	61
Pacific Gas & Electric Co.
4.50%, 12/15/2041	96	96
PacifiCorp
5.65%, 07/15/2018	25	30
PECO Energy Co.
5.35%, 03/01/2018	50	59
PPL Energy Supply LLC
4.60%, 12/15/2021 ^	130	131
Progress Energy, Inc.
3.15%, 04/01/2022	54	53
Public Service Co., of Colorado
5.80%, 08/01/2018	20	24
6.50%, 08/01/2038	45	61
Public Service Co., of Oklahoma
4.40%, 02/01/2021	30	32
Public Service Electric & Gas Co.
5.30%, 05/01/2018 ^	30	36
5.38%, 11/01/2039	14	16
6.33%, 11/01/2013	60	65
Southern California Edison Co.
3.90%, 12/01/2041 ^	30	29
4.15%, 09/15/2014	25	27
5.50%, 08/15/2018	65	78
6.05%, 03/15/2039 ^	60	77
Southern Co.
1.95%, 09/01/2016	13	13
4.15%, 05/15/2014	85	91
Virginia Electric and Power Co.
2.95%, 01/15/2022	27	27
5.40%, 04/30/2018	100	119
	Principal	Principal
	Principal (000’s)	Value (000’s)
Electric Utilities (continued)
Wisconsin Electric Power Co.
2.95%, 09/15/2021	$2	$2
6.00%, 04/01/2014	35	39
Electronic Equipment & Instruments - 0.1%
Arrow Electronics, Inc.
3.38%, 11/01/2015 ^	120	124
7.50%, 01/15/2027	100	106
Energy Equipment & Services - 0.3%
Halliburton Co.
7.45%, 09/15/2039	100	140
7.60%, 08/15/2096 - 144A	50	66
Noble Holding International, Ltd.
3.95%, 03/15/2022	11	11
5.25%, 03/15/2042	9	9
Schlumberger Investment SA
3.30%, 09/14/2021 - 144A	41	42
Spectra Energy Capital LLC
5.50%, 03/01/2014 ^	125	133
8.00%, 10/01/2019	50	63
TransCanada PipeLines, Ltd.
3.80%, 10/01/2020 ^	100	107
4.00%, 06/15/2013	50	52
7.13%, 01/15/2019	70	89
Transocean, Inc.
6.38%, 12/15/2021	26	29
6.50%, 11/15/2020	75	84
7.35%, 12/15/2041 ^	20	24
7.50%, 04/15/2031	25	28
Food & Staples Retailing - 0.1%
CVS Caremark Corp.
5.75%, 05/15/2041	40	45
6.13%, 09/15/2039	20	23
CVS Pass-Through Trust
5.93%, 01/10/2034 - 144A	69	73
Kroger Co.
2.20%, 01/15/2017	33	34
5.40%, 07/15/2040	12	13
6.15%, 01/15/2020	50	61
6.40%, 08/15/2017	55	66
Food Products - 0.3%
Bunge NA Finance, LP
5.90%, 04/01/2017	16	18
Bunge, Ltd. Finance Corp.
5.88%, 05/15/2013	35	37
8.50%, 06/15/2019	55	67
Cargill, Inc.
3.30%, 03/01/2022 - 144A	70	69
6.00%, 11/27/2017 - 144A	100	119
Kellogg Co.
4.25%, 03/06/2013	80	83
Kraft Foods, Inc.
6.13%, 02/01/2018 ^	100	120
6.50%, 08/11/2017 - 02/09/2040	125	152
6.88%, 02/01/2038	50	63
7.00%, 08/11/2037	75	95
Gas Utilities - 0.2%
AGL Capital Corp.
3.50%, 09/15/2021	75	75
5.88%, 03/15/2041	146	172
6.38%, 07/15/2016	100	116

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Gas Utilities (continued)
Atmos Energy Corp.
8.50%, 03/15/2019	$35	$46
Boston Gas Co.
4.49%, 02/15/2042 - 144A ^	26	26
Southern California Gas Co.
4.80%, 10/01/2012	100	102
Health Care Equipment & Supplies - 0.0% ¥
Baxter International, Inc.
4.00%, 03/01/2014	25	27
Health Care Providers & Services - 0.0% ¥
UnitedHealth Group, Inc.
3.38%, 11/15/2021 ^	94	97
WellPoint, Inc.
5.88%, 06/15/2017	13	15
7.00%, 02/15/2019	9	11
Household Durables - 0.0% ¥
Newell Rubbermaid, Inc.
4.70%, 08/15/2020	33	35
Household Products - 0.0% ¥
Kimberly-Clark Corp.
2.40%, 03/01/2022	20	19
7.50%, 11/01/2018	15	20
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co., LLC
4.00%, 10/01/2020 ^	60	62
PSEG Power LLC
4.15%, 09/15/2021 ^	33	34
5.13%, 04/15/2020	92	100
Industrial Conglomerates - 0.0% ¥
Koninklijke Philips Electronics NV
5.75%, 03/11/2018	14	16
7.20%, 06/01/2026	20	25
Tyco International, Ltd.
7.00%, 12/15/2019	20	25
Insurance - 0.9%
Aflac, Inc.
2.65%, 02/15/2017 ^	28	28
4.00%, 02/15/2022 ^	32	32
6.45%, 08/15/2040	17	19
8.50%, 05/15/2019	30	39
Aon PLC
3.50%, 09/30/2015	23	24
6.25%, 09/30/2040 ^	18	22
Berkshire Hathaway Finance Corp.
2.45%, 12/15/2015 ^	33	34
4.00%, 04/15/2012	100	100
4.60%, 05/15/2013	100	104
5.40%, 05/15/2018 ^	50	59
Berkshire Hathaway, Inc.
3.40%, 01/31/2022	202	204
3.75%, 08/15/2021 ^	134	138
CNA Financial Corp.
5.85%, 12/15/2014	50	54
5.88%, 08/15/2020 ^	45	48
Jackson National Life Global Funding
5.38%, 05/08/2013 - 144A	100	104
Lincoln National Corp.
4.20%, 03/15/2022	32	32
4.85%, 06/24/2021	12	13

	Principal (000’s)	Value (000’s)
Insurance (continued)
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 - 144A	$26	$27
MetLife Institutional Funding II
1.37%, 04/04/2014 - 144A *	100	100
Metropolitan Life Global Funding I
2.00%, 01/09/2015 - 144A	325	329
3.65%, 06/14/2018 - 144A	125	131
5.13%, 04/10/2013 - 144A	100	105
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 - 144A	195	247
New York Life Global Funding
1.30%, 01/12/2015 - 144A	100	101
3.00%, 05/04/2015 - 144A	200	211
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	50	65
Pricoa Global Funding I
5.45%, 06/11/2014 - 144A	150	162
Prudential Insurance Co. of America
8.30%, 07/01/2025 - 144A	150	199
Travelers Cos., Inc.
5.80%, 05/15/2018	50	60
Travelers Life & Annunity Global Funding I
5.13%, 08/15/2014 - 144A	100	109
IT Services - 0.1%
HP Enterprise Services LLC -Series B
6.00%, 08/01/2013	50	53
International Business Machines Corp.
1.25%, 02/06/2017	100	99
6.22%, 08/01/2027 ^	250	319
Machinery - 0.0% ¥
Eaton Corp.
7.63%, 04/01/2024	75	101
Ingersoll-Rand Co. Ltd.
6.39%, 11/15/2027	25	29
Parker Hannifin Corp.
5.50%, 05/15/2018	20	23
Media - 0.9%
CBS Corp.
5.75%, 04/15/2020	17	20
7.88%, 07/30/2030	45	58
8.88%, 05/15/2019	90	118
Comcast Corp.
6.45%, 03/15/2037	50	60
6.50%, 01/15/2017 - 11/15/2035	100	120
COX Communications, Inc.
8.38%, 03/01/2039 - 144A	60	84
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022 - 144A	150	148
4.60%, 02/15/2021	125	132
5.00%, 03/01/2021	33	36
Historic TW, Inc.
9.15%, 02/01/2023	500	681
NBCUniversal Media LLC
4.38%, 04/01/2021	50	54
News America, Inc.
6.65%, 11/15/2037	50	58
7.30%, 04/30/2028	50	56
8.88%, 04/26/2023 ^	80	101

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Media (continued)
TCI Communications, Inc.
8.75%, 08/01/2015	$100	$123
Thomson Reuters Corp.
3.95%, 09/30/2021 ^	126	131
4.70%, 10/15/2019 ^	15	16
5.95%, 07/15/2013 ^	35	37
Time Warner Cable, Inc.
5.50%, 09/01/2041	90	94
6.75%, 07/01/2018	60	73
7.30%, 07/01/2038	100	126
8.25%, 02/14/2014	50	57
8.75%, 02/14/2019 ^	50	65
Time Warner Entertainment Co., LP
8.38%, 03/15/2023 - 07/15/2033	75	100
Viacom, Inc.
1.25%, 02/27/2015	22	22
3.88%, 12/15/2021	72	74
4.50%, 03/01/2021 - 02/27/2042 ^	55	56
Walt Disney Co.
4.13%, 12/01/2041 ^	60	59
Metals & Mining - 0.1%
BHP Billiton Finance USA, Ltd.
1.63%, 02/24/2017	83	83
5.50%, 04/01/2014	50	55
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020	12	12
3.75%, 09/20/2021	80	82
8.95%, 05/01/2014	35	41
Multiline Retail - 0.1%
Kohl’s Corp.
4.00%, 11/01/2021 ^	30	31
6.25%, 12/15/2017	15	18
Macy’s Retail Holdings, Inc.
7.45%, 07/15/2017	30	36
Nordstrom, Inc.
4.00%, 10/15/2021	35	37
Target Corp.
6.00%, 01/15/2018	100	122
Multi-Utilities - 0.2%
Dominion Resources, Inc.
5.25%, 08/01/2033	100	111
Dominion Resources, Inc. - Series B
6.25%, 06/30/2012	144	146
PG&E Corp.
5.75%, 04/01/2014	100	109
San Diego Gas & Electric Co.
3.95%, 11/15/2041 ^	44	43
Sempra Energy
6.50%, 06/01/2016	50	59
8.90%, 11/15/2013	50	56
9.80%, 02/15/2019	50	68
Xcel Energy, Inc.
4.80%, 09/15/2041 ^	9	9
Office Electronics - 0.0% ¥
Xerox Corp.
2.95%, 03/15/2017 ^	26	26
5.63%, 12/15/2019 ^	50	56
6.75%, 02/01/2017	50	58

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels - 0.4%
Anadarko Petroleum Corp.
5.75%, 06/15/2014	$50	$54
8.70%, 03/15/2019	80	105
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018 ^	25	30
6.45%, 06/30/2033	25	30
7.20%, 01/15/2032	20	26
ConocoPhillips
5.75%, 02/01/2019 ^	75	91
Devon Energy Corp.
6.30%, 01/15/2019	30	37
EnCana Corp.
6.50%, 05/15/2019 ^	40	47
6.50%, 08/15/2034	40	43
ENI SpA
5.70%, 10/01/2040 - 144A	125	131
Occidental Petroleum Corp.
1.75%, 02/15/2017	28	28
Petro-Canada
6.05%, 05/15/2018	40	48
6.80%, 05/15/2038	50	64
Phillips 66
2.95%, 05/01/2017 - 144A	33	34
4.30%, 04/01/2022 - 144A	17	17
Shell International Finance BV
6.38%, 12/15/2038	150	198
Statoil ASA
3.13%, 08/17/2017 ^	33	35
3.15%, 01/23/2022 ^	33	33
4.25%, 11/23/2041	27	27
Talisman Energy, Inc.
7.75%, 06/01/2019	60	73
Total Capital International SA
1.50%, 02/17/2017	55	54
Total Capital SA
2.30%, 03/15/2016	100	101
4.13%, 01/28/2021 ^	29	31
Pharmaceuticals - 0.0% ¥
AstraZeneca PLC
5.40%, 06/01/2014	50	55
GlaxoSmithKline Capital, Inc.
4.38%, 04/15/2014	50	54
Real Estate Investment Trusts - 0.2%
CommonWealth REIT
6.25%, 08/15/2016 ^	150	159
ERP Operating, LP
4.63%, 12/15/2021	27	28
HCP, Inc.
3.75%, 02/01/2019	21	21
Simon Property Group, LP
2.15%, 09/15/2017	167	164
4.13%, 12/01/2021	67	70
5.63%, 08/15/2014	50	55
6.10%, 05/01/2016	60	69
6.75%, 05/15/2014	30	33
WEA Finance LLC
7.13%, 04/15/2018 - 144A	50	59
WEA Finance LLC / WT Finance AUST Pty, Ltd.
6.75%, 09/02/2019 - 144A	93	108

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
3.05%, 03/15/2022	$87	$86
3.45%, 09/15/2021	22	22
3.60%, 09/01/2020	25	26
5.65%, 05/01/2017	50	58
6.70%, 08/01/2028	50	60
CSX Corp.
4.25%, 06/01/2021	22	24
5.50%, 04/15/2041	37	40
7.90%, 05/01/2017	60	75
Norfolk Southern Corp.
3.25%, 12/01/2021	55	55
6.00%, 03/15/2105 - 05/23/2111	217	243
Ryder System, Inc.
2.50%, 03/01/2017	48	48
3.60%, 03/01/2016	25	26
Union Pacific Corp.
4.16%, 07/15/2022	7	8
5.65%, 05/01/2017	41	48
Union Pacific Corp. - Series 2003-1
4.70%, 01/02/2024	81	88
Semiconductors & Semiconductor Equipment - 0.0% ¥
Intel Corp.
3.30%, 10/01/2021	86	89
Software - 0.1%
Intuit, Inc.
5.75%, 03/15/2017	15	17
Microsoft Corp.
1.63%, 09/25/2015	60	62
Oracle Corp.
5.25%, 01/15/2016 ^	30	34
5.75%, 04/15/2018	100	122
6.13%, 07/08/2039	82	102
6.50%, 04/15/2038	30	39
Specialty Retail - 0.1%
Gap, Inc.
5.95%, 04/12/2021	53	53
Home Depot, Inc.
5.40%, 03/01/2016	85	99
Lowe’s Cos., Inc.
5.13%, 11/15/2041	33	36
Staples, Inc.
9.75%, 01/15/2014	45	51

	Principal (000’s)	Value (000’s)
Water Utilities - 0.0% ¥
American Water Capital Corp.
6.09%, 10/15/2017	$125	$145
Wireless Telecommunication Services - 0.0% ¥
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A	30	30
Vodafone Group PLC 5.00%, 09/15/2015	115	129

Total Corporate Debt Securities (cost $46,664)		49,472

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 2.5%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.31% ▲	7,926,620	7,927
Total Securities Lending Collateral (cost $7,927)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 5.9%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $19,001 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, and with a value of $19,383.	$19,001	19,001
Total Repurchase Agreement (cost $19,001)

Total Investment Securities (cost $314,294)P		330,348
Other Assets and Liabilities - Net		(7,102)

Net Assets		$323,246

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 03/30/2012.
*	Floating or variable rate note. Rate is listed as of 03/30/2012.
'	Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $453, or 0.14%, of the fund’s net assets.
¥	Percentage rounds to less than 0.1%.
^	All or a portion of this security is on loan. The value of all securities on loan is $7,764.
P	Aggregate cost for federal income tax purposes is $314,294. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $17,163 and $1,109, respectively. Net unrealized appreciation for tax purposes is $16,054.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2012, these securities aggregated $29,353, or 9.08%, of the fund’s net assets.
IO	Interest Only
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

STRIPS	Separate Trading of Registered Interest and Principal of Securities

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Asset-Backed Securities	$—	$9,909	$—	$9,909
Corporate Debt Securities	—	49,472	—	49,472
Foreign Government Obligations	—	2,383	—	2,383
Mortgage-Backed Securities	—	33,529	—	33,529
Municipal Government Obligations	—	437	—	437
Repurchase Agreement	—	19,001	—	19,001
Securities Lending Collateral	7,927	—	—	7,927
U.S. Government Agency Obligations	—	139,617	—	139,617
U.S. Government Obligations	—	68,073	—	68,073

Total	$7,927	$322,421	$—	$330,348

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 98.7%
Aerospace & Defense - 1.9%
General Dynamics Corp.	1,458	$107
Honeywell International, Inc.	4,826	295
Textron, Inc. ^	1,861	52
United Technologies Corp.	20,033	1,661
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. - Class B	6,727	543
Auto Components - 0.5%
Johnson Controls, Inc.	15,378	499
Automobiles - 0.5%
General Motors Co. ‡	21,383	548
Beverages - 2.4%
Coca-Cola Co.	22,178	1,641
Coca-Cola Enterprises, Inc.	6,211	178
Constellation Brands, Inc. - Class A ‡ ^	2,356	56
Dr. Pepper Snapple Group, Inc. ^	6,020	242
PepsiCo, Inc.	8,236	546
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. ‡	1,371	127
Biogen Idec, Inc. ‡	6,191	780
Celgene Corp. ‡	12,992	1,007
Onyx Pharmaceuticals, Inc. ‡	1,105	42
Vertex Pharmaceuticals, Inc. ‡	3,323	136
Building Products - 0.2%
Masco Corp. ^	16,182	216
Capital Markets - 2.3%
Ameriprise Financial, Inc.	2,945	168
Goldman Sachs Group, Inc.	4,603	572
Invesco, Ltd.	19,559	522
Morgan Stanley	18,476	363
State Street Corp.	17,368	791
TD Ameritrade Holding Corp. ^	5,897	116
Chemicals - 2.2%
Air Products & Chemicals, Inc.	9,592	881
Dow Chemical Co. ^	3,457	120
E.I. du Pont de Nemours & Co.	25,375	1,341
Monsanto Co.	1,299	104
Commercial Banks - 2.8%
Comerica, Inc.	3,403	110
Huntington Bancshares, Inc.	17,493	113
KeyCorp	16,181	138
SunTrust Banks, Inc.	8,202	198
U.S. Bancorp	7,134	226
Wells Fargo & Co.	65,336	2,230
Communications Equipment - 2.3%
Cisco Systems, Inc.	58,991	1,248
Juniper Networks, Inc. ‡	4,341	99
QUALCOMM, Inc.	17,213	1,171
Computers & Peripherals - 6.4%
Apple, Inc. ‡	9,649	5,785
EMC Corp. ‡	8,659	259
Hewlett-Packard Co.	16,752	399
NetApp, Inc. ‡	6,541	293
SanDisk Corp. ‡	6,419	318
Construction & Engineering - 0.8%
Fluor Corp.	13,890	834
Consumer Finance - 1.6%
American Express Co.	10,827	626
Capital One Financial Corp.	18,579	1,036
Discover Financial Services	1,377	46
Containers & Packaging - 0.2%
Crown Holdings, Inc. ‡	2,787	103
Sealed Air Corp.	8,818	170
Diversified Financial Services - 3.0%
Bank of America Corp.	111,348	1,066
Citigroup, Inc.	36,376	1,329
CME Group, Inc. - Class A ^	1,327	384

	Shares	Value (000’s)
Diversified Financial Services (continued)
IntercontinentalExchange, Inc. ‡	2,576	$354
NYSE Euronext	4,028	121
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	17,143	535
Verizon Communications, Inc. ^	42,251	1,616
Electric Utilities - 1.4%
FirstEnergy Corp.	3,700	169
NextEra Energy, Inc.	10,457	638
Northeast Utilities ^	4,002	149
NV Energy, Inc.	22,963	370
PPL Corp.	7,449	211
Electrical Equipment - 1.0%
Emerson Electric Co.	21,724	1,134
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	18,841	790
Ensco PLC ADR	6,289	333
Halliburton Co.	6,656	221
Nabors Industries, Ltd. ‡	5,323	93
National Oilwell Varco, Inc. ^	7,948	632
Schlumberger, Ltd.	10,270	718
Weatherford International, Ltd. ‡	6,620	100
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	19,081	855
Kroger Co.	5,397	131
Sysco Corp. ^	5,803	173
Wal-Mart Stores, Inc.	8,815	539
Food Products - 2.3%
Archer-Daniels-Midland Co.	10,936	346
General Mills, Inc.	8,113	320
Kellogg Co. ^	2,763	148
Kraft Foods, Inc. - Class A	33,208	1,262
Ralcorp Holdings, Inc. ‡	3,530	262
Tyson Foods, Inc. - Class A	7,151	137
Gas Utilities - 0.6%
AGL Resources, Inc.	8,286	325
Atmos Energy Corp.	3,404	107
EQT Corp.	4,045	195
Health Care Equipment & Supplies - 1.4%
Becton Dickinson and Co. ^	4,239	329
CareFusion Corp. ‡	1,885	49
Covidien PLC	20,281	1,109
Health Care Providers & Services - 2.0%
CIGNA Corp.	4,587	226
Express Scripts, Inc. ‡^	3,826	207
Humana, Inc.	4,895	453
McKesson Corp.	4,142	364
UnitedHealth Group, Inc.	16,694	983
Hotels, Restaurants & Leisure - 1.1%
Carnival Corp. ^	17,359	557
Marriott International, Inc. - Class A ^	81	3
McDonald’s Corp.	2,236	219
Royal Caribbean Cruises, Ltd. ^	1,699	50
Yum! Brands, Inc.	4,566	325
Household Durables - 0.5%
D.R. Horton, Inc. ^	12,365	188
NVR, Inc. ‡	141	102
PulteGroup, Inc. ‡^	15,265	135
Ryland Group, Inc. ^	3,310	64
Toll Brothers, Inc. ‡	3,546	85
Household Products - 2.1%
Kimberly-Clark Corp. ^	2,745	203
Procter & Gamble Co.	31,289	2,103
Industrial Conglomerates - 2.3%
3M Co.	5,427	484
General Electric Co.	64,438	1,294
Tyco International, Ltd.	13,424	754

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Insurance - 2.6%
ACE, Ltd.	5,217	$382
Allstate Corp.	9,832	324
Axis Capital Holdings, Ltd.	1,493	50
Berkshire Hathaway, Inc. - Class B ‡	4,319	350
Everest RE Group, Ltd.	2,831	262
MetLife, Inc.	23,651	884
PartnerRe, Ltd.	698	47
Prudential Financial, Inc. ^	7,752	491
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. ‡	3,631	735
Expedia, Inc. ^	6,966	233
TripAdvisor, Inc. ‡^	730	26
Internet Software & Services - 1.4%
eBay, Inc. ‡	6,159	227
Google, Inc. - Class A ‡	2,028	1,301
IT Services - 3.1%
Accenture PLC - Class A	10,082	650
Cognizant Technology Solutions Corp. - Class A ‡	7,574	583
Fidelity National Information Services, Inc. ^	2,051	68
Genpact, Ltd. ‡	19,099	311
International Business Machines Corp.	6,149	1,283
Mastercard, Inc. - Class A	951	400
Western Union Co. ^	5,181	91
Life Sciences Tools & Services - 0.1%
PerkinElmer, Inc.	3,437	95
Machinery - 1.7%
Cummins, Inc.	508	61
Ingersoll-Rand PLC	7,772	321
Kennametal, Inc.	2,514	112
PACCAR, Inc. ^	14,787	693
Parker Hannifin Corp.	1,845	156
SPX Corp.	5,201	403
Timken Co.	2,313	117
Media - 4.4%
CBS Corp. - Class B	39,418	1,337
Comcast Corp. - Class A	51,083	1,532
DIRECTV - Class A ‡	8,162	403
Discovery Communications, Inc. - Series A ‡^	4,454	225
Time Warner, Inc.	29,371	1,109
Walt Disney Co.	4,994	219
Metals & Mining - 0.8%
Alcoa, Inc. ^	28,201	282
Freeport-McMoRan Copper & Gold, Inc.	4,886	186
Newmont Mining Corp.	4,095	210
U.S. Steel Corp. ^	3,978	117
Walter Energy, Inc.	820	49
Multiline Retail - 1.2%
Kohl’s Corp.	4,635	232
Macy’s, Inc.	10,307	409
Target Corp.	12,379	722
Multi-Utilities - 1.5%
CenterPoint Energy, Inc.	21,792	430
DTE Energy Co.	6,139	338
OGE Energy Corp.	388	21
PG&E Corp. ^	18,650	809
Oil, Gas & Consumable Fuels - 8.0%
Anadarko Petroleum Corp.	3,326	261
Apache Corp.	3,229	324
Chevron Corp.	20,787	2,229
ConocoPhillips ^	11,151	848
Devon Energy Corp.	5,359	381
Exxon Mobil Corp. ^	30,166	2,616
Marathon Petroleum Corp.	2,461	107
Occidental Petroleum Corp.	6,840	651
Peabody Energy Corp.	3,417	99

	Shares	Value (000’s)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co. ^	1,558	$174
Range Resources Corp.	6,495	378
Sunoco, Inc.	789	30
Valero Energy Corp.	7,900	204
Williams Cos., Inc.	19,341	596
Pharmaceuticals - 5.7%
Abbott Laboratories	18,255	1,119
Allergan, Inc.	4,911	469
Johnson & Johnson	7,110	469
Merck & Co., Inc.	51,138	1,963
Mylan, Inc. ‡	21,500	504
Pfizer, Inc.	73,390	1,663
Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc. ^	4,197	307
Colonial Properties Trust	4,824	105
Cousins Properties, Inc.	6,700	51
Duke Realty Corp. ^	6,014	86
Equity Lifestyle Properties, Inc.	1,387	97
Equity Residential ^	2,654	166
Highwoods Properties, Inc. ^	2,863	95
Mack-Cali Realty Corp.	4,923	142
Mid-America Apartment Communities, Inc. ^	1,685	113
Pebblebrook Hotel Trust ^	2,487	56
Post Properties, Inc. ^	2,356	110
Senior Housing Properties Trust	5,501	121
UDR, Inc.	4,070	109
Vornado Realty Trust	2,703	228
Weyerhaeuser Co. ^	9,311	204
Real Estate Management & Development - 0.0% ¥
Howard Hughes Corp. ‡	740	47
Road & Rail - 2.8%
CSX Corp.	47,221	1,016
Norfolk Southern Corp.	8,244	543
Union Pacific Corp.	13,752	1,478
Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	12,518	498
Intel Corp.	5,640	159
KLA-Tencor Corp.	1,391	76
LAM Research Corp. ‡^	11,445	511
Marvell Technology Group, Ltd. ‡	6,798	107
ON Semiconductor Corp. ‡	12,920	116
Texas Instruments, Inc.	4,757	160
Xilinx, Inc.	15,963	581
Software - 4.2%
Adobe Systems, Inc. ‡	9,042	310
Citrix Systems, Inc. ‡	2,583	204
Microsoft Corp.	76,715	2,474
Oracle Corp.	55,205	1,610
Specialty Retail - 2.8%
AutoZone, Inc. ‡	1,441	536
Home Depot, Inc.	19,469	980
Lowe’s Cos., Inc.	28,368	890
Staples, Inc. ^	3,945	64
Tiffany & Co.	1,104	76
TJX Cos., Inc.	12,243	486
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. - Class B	6,032	654
V.F. Corp.	5,645	824
Tobacco - 1.8%
Altria Group, Inc.	13,023	402
Philip Morris International, Inc.	17,100	1,515
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. ‡^	2,395	128

Total Common Stocks (cost $95,286)		107,911

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Shares
	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATION - 0.2%
U.S. Treasury Note
0.63%, 06/30/2012 g	$220	$220
Total U.S. Government Obligation (cost $220)

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 9.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	10,436,318	10,436
Total Securities Lending Collateral (cost $10,436)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $947 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $967.	$947	$947
Total Repurchase Agreement (cost $947)

Total Investment Securities (cost $106,889) P		119,514
Other Assets and Liabilities - Net		(10,267)

Net Assets		$109,247

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (000’s)
S&P 500 E-Mini Index	Long	16	06/15/2012	$37

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $10,200.
‡	Non-income producing security.
¥	Percentage rounds to less than 0.1%.
g	A portion of this security, in the amount of $195, has been pledged as collateral with the broker to cover margin requirements for open futures contracts.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $106,889. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $13,564 and $939, respectively. Net unrealized appreciation for tax purposes is $12,625.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$107,578	$333	$—	$107,911
Repurchase Agreement	—	947	—	947
Securities Lending Collateral	10,436	—	—	10,436
U.S. Government Obligation	—	220	—	220

Total	$118,014	$1,500	$—	$119,514

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Futures Contracts - Appreciation	$37	$—	$—	$37

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended 3/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 3

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 96.6%
Aerospace & Defense - 0.5%
Alliant Techsystems, Inc.	25,700	$1,288
Beverages - 2.3%
Beam, Inc.	47,115	2,760
Brown-Forman Corp. - Class B	15,439	1,287
Dr. Pepper Snapple Group, Inc.	33,250	1,337
Building Products - 0.6%
Fortune Brands Home & Security, Inc. ‡	67,340	1,486
Capital Markets - 5.6%
Ameriprise Financial, Inc.	64,980	3,713
Charles Schwab Corp.	179,985	2,586
Invesco, Ltd.	98,380	2,624
Northern Trust Corp.	33,765	1,602
T. Rowe Price Group, Inc.	39,800	2,599
Chemicals - 4.1%
Airgas, Inc.	19,900	1,771
Albemarle Corp.	40,600	2,595
Sherwin-Williams Co.	24,770	2,692
Sigma-Aldrich Corp. ^	34,400	2,513
Commercial Banks - 5.5%
City National Corp. ^	39,500	2,073
Cullen/Frost Bankers, Inc. ^	25,310	1,473
Fifth Third Bancorp	170,800	2,400
Huntington Bancshares, Inc.	151,380	976
M&T Bank Corp. ^	31,380	2,725
SunTrust Banks, Inc.	100,005	2,417
Zions Bancorporation	35,765	768
Commercial Services & Supplies - 2.0%
Republic Services, Inc. - Class A	150,650	4,604
Containers & Packaging - 3.5%
Ball Corp.	88,465	3,794
Rock-Tenn Co. - Class A	30,700	2,074
Silgan Holdings, Inc.	55,730	2,463
Distributors - 0.9%
Genuine Parts Co.	33,640	2,111
Electric Utilities - 2.8%
Northeast Utilities	32,100	1,192
NV Energy, Inc.	165,085	2,661
Westar Energy, Inc.	99,560	2,780
Electrical Equipment - 3.1%
AMETEK, Inc.	50,139	2,432
Cooper Industries PLC - Class A	40,500	2,590
Regal Beloit Corp.	33,130	2,172
Electronic Equipment & Instruments - 2.9%
Amphenol Corp. - Class A	53,660	3,207
Arrow Electronics, Inc. ‡	58,660	2,462
TE Connectivity, Ltd.	32,295	1,187
Food Products - 2.8%
Hershey Co.	31,435	1,928
JM Smucker Co.	24,720	2,011
Ralcorp Holdings, Inc. ‡	34,285	2,540
Gas Utilities 0 - 1.5%
EQT Corp.	38,920	1,876
ONEOK, Inc.	20,570	1,680
Health Care Equipment & Supplies - 0.7%
Becton Dickinson and Co.	21,815	1,694
Health Care Providers & Services - 5.0%
AmerisourceBergen Corp. - Class A	59,540	2,363
CIGNA Corp.	49,830	2,454
Coventry Health Care, Inc.	25,055	891
HCA Holdings, Inc.	41,500	1,027
Humana, Inc.	22,290	2,061
Lincare Holdings, Inc. ^	110,350	2,856
Hotels, Restaurants & Leisure - 3.1%
Darden Restaurants, Inc. ^	40,159	2,055
Marriott International, Inc. - Class A	88,719	3,357
Yum! Brands, Inc.	27,365	1,948

	Shares	Value (000’s)
Household Durables - 1.4%
Jarden Corp.	38,080	$1,532
Mohawk Industries, Inc. ‡	25,900	1,723
Household Products - 0.7%
Energizer Holdings, Inc. ‡	23,700	1,758
Industrial Conglomerates - 1.0%
Carlisle Cos., Inc.	49,100	2,451
Insurance - 9.6%
Alleghany Corp. ‡	8,857	2,915
Arch Capital Group, Ltd. ‡	20,755	773
Chubb Corp.	30,450	2,104
Loews Corp.	103,920	4,144
Marsh & McLennan Cos., Inc.	104,890	3,439
Old Republic International Corp. ^	158,205	1,669
OneBeacon Insurance Group, Ltd. - Class A ^	66,716	1,028
Torchmark Corp.	18,050	900
WR Berkley Corp.	82,790	2,990
XL Group PLC - Class A	111,465	2,418
Internet & Catalog Retail - 1.2%
Expedia, Inc. ^	55,615	1,860
TripAdvisor, Inc. ‡^	25,655	915
IT Services - 1.1%
Jack Henry & Associates, Inc. ^	77,660	2,650
Machinery - 1.3%
Rexnord Corp. ‡	30,000	633
Snap-on, Inc.	41,100	2,506
Media - 3.6%
AMC Networks, Inc. ‡	10,230	457
Cablevision Systems Corp. - Class A	40,750	598
CBS Corp. - Class B	79,600	2,700
Clear Channel Outdoor Holdings, Inc. - Class A ‡	74,201	592
DISH Network Corp. - Class A	71,920	2,368
Gannett Co., Inc.	81,440	1,248
Washington Post Co. - Class B ^	1,325	495
Multiline Retail - 2.3%
Family Dollar Stores, Inc.	39,250	2,484
Kohl’s Corp.	57,760	2,889
Multi-Utilities - 7.6%
CenterPoint Energy, Inc.	61,590	1,215
CMS Energy Corp.	162,800	3,582
NSTAR	49,400	2,402
PG&E Corp.	40,910	1,776
Sempra Energy	46,200	2,770
Wisconsin Energy Corp.	77,600	2,730
Xcel Energy, Inc.	118,600	3,139
Oil, Gas & Consumable Fuels - 4.7%
Devon Energy Corp.	42,200	3,001
Energen Corp.	76,500	3,760
Newfield Exploration Co. ‡	33,400	1,158
Williams Cos., Inc.	102,100	3,146
Professional Services - 0.4%
Equifax, Inc.	21,510	952
Real Estate Investment Trusts - 2.5%
HCP, Inc.	42,430	1,674
Regency Centers Corp.	47,195	2,099
Vornado Realty Trust	25,175	2,120
Real Estate Management & Development - 0.8%
Brookfield Office Properties, Inc. ^	106,370	1,856
Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.	66,785	2,698
Xilinx, Inc.	22,610	824
Software - 1.0%
Synopsys, Inc. ‡	80,333	2,463
Specialty Retail - 6.4%
AutoZone, Inc. ‡	7,046	2,620
Bed Bath & Beyond, Inc. ‡	26,940	1,772
Gap, Inc.	81,230	2,123

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Specialty Retail (continued)
PetSmart, Inc.	26,100	$1,493
Tiffany & Co.	22,100	1,528
TJX Cos., Inc.	88,220	3,503
Williams-Sonoma, Inc.	55,810	2,092
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	26,780	2,392
Thrifts & Mortgage Finance - 1.1%
Capitol Federal Financial, Inc.	63,400	752
People’s United Financial, Inc. ^	138,970	1,840
Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc.	53,157	1,231

Total Common Stocks (cost $183,202)		227,105

SECURITIES LENDING COLLATERAL - 5.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	12,746,192	12,746
Total Securities Lending Collateral (cost $12,746)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 3.7%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $8,823 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $9,001.	$8,823	$8,823

Total Repurchase Agreement (cost $8,823)

Total Investment Securities (cost $204,771) P		248,674
Other Assets and Liabilities - Net		(13,363)

Net Assets		$235,311

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $12,427.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $204,771. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $46,763 and $2,860, respectively. Net unrealized appreciation for tax purposes is $43,903.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$227,105	$—	$—	$227,105
Repurchase Agreement	—	8,823	—	8,823
Securities Lending Collateral	12,746	—	—	12,746

Total	$239,851	$8,823	$—	$248,674

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	Page 2	March 31, 2012 Form N-Q

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 22.6%
United States - 22.6%
U.S. Treasury Bond
4.38%, 11/15/2039	$100	$120
4.50%, 02/15/2036	800	977
4.75%, 02/15/2037	100	127
5.38%, 02/15/2031 ^	150	202
8.75%, 05/15/2020 ^	500	763
8.75%, 08/15/2020	1,000	1,537
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	53	70
U.S. Treasury Inflation Indexed Note
1.13%, 01/15/2021	129	146
2.00%, 04/15/2012	1,675	1,679
U.S. Treasury Note
0.38%, 08/31/2012	6,000	6,005
0.63%, 06/30/2012 g	70	70
1.38%, 01/15/2013	3,500	3,532
2.00%, 04/30/2016	4,000	4,190
2.38%, 10/31/2014	5,000	5,243
2.63%, 04/30/2018 - 08/15/2020	1,250	1,333
2.88%, 01/31/2013 g	6,030	6,163
3.13%, 04/30/2013 - 10/31/2016	5,900	6,267
3.25%, 12/31/2016	6,000	6,627
3.38%, 11/30/2012 - 11/15/2019	3,100	3,184
U.S. Treasury STRIPS
0.94%, 08/15/2016 ▲	1,000	959
1.01%, 11/15/2016 ▲	1,000	953
1.20%, 08/15/2017 ▲	1,500	1,404
1.35%, 02/15/2018 ▲ ^	1,200	1,106
1.98%, 05/15/2020 ▲	5,650	4,796
2.03%, 08/15/2020 ▲ ^	3,800	3,198
2.22%, 05/15/2021 ▲	1,450	1,182
2.31%, 11/15/2021 ▲ ^	500	400
3.12%, 08/15/2026 ▲ ^	100	64
3.15%, 11/15/2026 ▲	250	158
3.17%, 02/15/2027 ▲ ^	500	312
3.30%, 08/15/2029 ▲	350	197
3.31%, 11/15/2029 ▲	125	70
3.32%, 02/15/2030 ▲	1,050	579
3.34%, 08/15/2030 ▲	250	135
3.35%, 11/15/2030 ▲	450	241
3.43%, 11/15/2032 ▲	850	419
3.45%, 05/15/2033 ▲	400	193
3.46%, 11/15/2033 ▲	150	71
3.47%, 02/15/2034 ▲	300	141
3.48%, 05/15/2034 ▲	50	23
3.49%, 08/15/2034 ▲	200	92

Total U.S. Government Obligations (cost $62,775)		64,928

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.8%
United States - 28.8%
Fannie Mae
0.46%, 03/25/2045 *	274	272
0.53%, 07/25/2036 *	448	446
0.64%, 02/25/2041 *	1,466	1,462
0.74%, 07/25/2041 - 11/25/2041 *	1,966	1,962
0.84%, 04/25/2040 *	219	219
1.01%, 04/01/2022 *	400	400
2.49%, 10/01/2017	974	1,007

	Principal (000’s)	Value (000’s)
United States (continued)
Fannie Mae (continued)
2.69%, 10/01/2017	$750	$781
2.75%, 03/01/2022	500	505
2.92%, 08/25/2021	315	317
2.97%, 11/01/2018	978	1,023
3.11%, 01/01/2022	797	823
3.23%, 11/01/2020	750	784
3.29%, 10/01/2020	1,000	1,054
3.38%, 01/01/2018	500	535
3.59%, 12/01/2020 - 10/01/2021	1,971	2,093
3.65%, 07/25/2021	433	458
3.73%, 06/25/2021	250	267
3.74%, 06/01/2018	398	432
3.76%, 07/25/2021	500	535
3.87%, 08/01/2021	497	535
3.88%, 09/01/2021	1,589	1,712
4.00%, 05/25/2033	200	213
4.04%, 10/01/2020	400	435
4.13%, 08/01/2021	497	543
4.25%, 04/01/2021	1,050	1,155
4.30%, 04/01/2021	450	498
4.33%, 04/01/2021	396	438
4.36%, 03/01/2020 - 05/01/2021	1,401	1,584
4.38%, 01/01/2021 - 04/01/2021	993	1,101
4.39%, 05/01/2021	300	333
4.48%, 02/01/2021	494	550
4.53%, 12/01/2019	979	1,094
4.54%, 01/01/2020	708	790
4.78%, 12/01/2019	1,050	1,178
5.00%, 10/25/2025 - 08/01/2040	1,006	1,103
5.25%, 05/25/2039	431	467
5.50%, 03/25/2022 - 07/25/2040	7,703	8,553
6.00%, 08/01/2021 - 09/01/2037	6,365	7,016
6.50%, 01/25/2032	244	275
7.00%, 11/25/2041	1,414	1,695
Fannie Mae, PO
09/01/2024 - 05/25/2037	1,134	1,078
Fannie Mae STRIPS, PO
08/01/2032	140	133
Freddie Mac
0.64%, 03/25/2043 *	1,360	1,328
0.69%, 03/15/2039 - 01/15/2041 *	2,700	2,699
3.50%, 05/15/2021	500	531
4.00%, 12/15/2024 - 12/15/2041	993	1,061
4.50%, 02/15/2020 - 05/01/2041	5,908	6,251
4.91%, 02/01/2036 *	318	340
5.00%, 07/15/2020 - 05/15/2041	2,040	2,275
5.15%, 12/01/2031 *	67	71
5.30%, 01/15/2033	217	242
5.50%, 11/15/2023 - 07/15/2036	5,126	5,747
5.50%, 05/15/2041 *	531	578
5.70%, 10/15/2038 *	241	266
5.75%, 06/15/2035 - 08/15/2035	382	431
5.85%, 09/15/2035	800	900
6.00%, 01/01/2024 - 04/15/2036	1,295	1,436
6.50%, 07/01/2017 - 11/01/2037	1,996	2,242
13.92%, 09/15/2034 *	262	311
23.36%, 06/15/2035 *	166	254

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
Freddie Mac, IO
4.50%, 12/15/2024	$465	$36
5.00%, 10/15/2039	453	79
Freddie Mac, PO
04/15/2020 - 01/15/2040	2,107	1,939
Ginnie Mae
5.00%, 04/20/2041	157	191
5.50%, 01/16/2033	264	311
6.00%, 05/16/2032 - 09/20/2038	1,846	2,082
22.43%, 04/20/2037 *	231	352
Ginnie Mae, IO
6.36%, 05/20/2041 *	689	122
Ginnie Mae, PO
03/20/2031 - 01/20/2038	515	464
Residual Funding Corp. Principal STRIPS, PO
2.72%, 07/15/2020 ▲	2,700	2,215
2.79%, 10/15/2020 ▲	300	243

Total U.S. Government Agency Obligations (cost $81,395)		82,851

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Israel - 0.2%
Israel Government AID Bond
Zero Coupon, 11/01/2024	300	193
2.36%, 08/15/2018 ▲	400	354
Mexico - 0.0% ¥
Mexico Government International Bond
4.75%, 03/08/2044	92	90
Supranational - 0.1%
Corp. Andina de Fomento
3.75%, 01/15/2016 ^	64	66
International Bank for Reconstruction & Development
1.73%, 02/15/2016 ▲	300	285

Total Foreign Government Obligations (cost $992)		988

MORTGAGE-BACKED SECURITIES - 6.6%
United States - 6.6%
American General Mortgage Loan Trust
Series 2010-1A, Class A2
5.65%, 03/25/2058 - 144A *	100	106
ASG Resecuritization Trust
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	108	112
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.66%, 03/20/2035 *	250	230
Series 2010-R5, Class 1A1
5.50%, 10/26/2037 - 144A	182	189
Banc of America Mortgage Securities, Inc.
Series 2003-J, Class 3A2
2.82%, 11/25/2033 *	233	219
Series 2004-5, Class 2A2
5.50%, 06/25/2034	231	238
Series 2004-6, Class 1A3
5.50%, 05/25/2034	230	239
BCAP LLC Trust
Series 2010-RR4, Class 12A1
4.00%, 07/26/2036 - 144A *	121	120
Series 2011-R11, Class 24A5
3.00%, 08/26/2022 - 144A *	460	461

	Principal (000’s)	Value (000’s)
United States (continued)
BCAP LLC Trust (continued)
Series 2011-R11, Class 25A5
4.00%, 08/26/2021 - 144A *	$454	$458
Series 2011-RR5, Class 11A3
0.39%, 05/28/2036 - 144A *	125	111
Series 2011-RR5, Class 14A3
2.83%, 07/26/2036 - 144A *	157	149
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1
4.99%, 07/25/2033 *	107	108
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4, Class A3
5.47%, 06/11/2041 *	100	107
Bear Stearns Commercial Mortgage Securities, IO
Series 2005-PWR8, Class X1
0.24%, 06/11/2041 - 144A *	2,580	34
Chase Mortgage Finance Corp.
Series 2004-S3, Class 2A5
5.50%, 03/25/2034	141	147
Series 2007-A1, Class 1A3
2.79%, 02/25/2037 *	199	200
Series 2007-A2, Class 2A1
2.77%, 07/25/2037 *	85	87
Citicorp Mortgage Securities, Inc.
Series 2004-3, Class A5
5.25%, 05/25/2034	327	339
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/2049	100	113
Citigroup Mortgage Loan Trust, Inc.
Series 2008-AR4, Class 1A1A
3.02%, 11/25/2038 - 144A *	146	146
Series 2010-8, Class 5A6
4.00%, 11/25/2036 - 144A	891	915
Series 2011-3, Class 1A1
0.32%, 02/25/2047 - 144A *	86	85
Series 2011-10, Class 4A1
0.43%, 02/25/2046 - 144A *	86	82
Citigroup/Deutsche Bank Commercial Mortgage Trust, IO
Series 2007-CD4, Class XC
0.16%, 12/11/2049 - 144A *	8,842	86
Countrywide Alternative Loan Trust
Series 2004-13CB, Class A1
5.25%, 07/25/2034	144	144
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-39, Class A6
5.00%, 10/25/2033	153	152
Series 2003-49, Class A6
4.58%, 12/19/2033 *	134	134
Series 2004-3, Class A26
5.50%, 04/25/2034	180	185
Series 2004-3, Class A4
5.75%, 04/25/2034	144	148
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4
5.25%, 09/25/2033	156	158

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 2

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
Credit Suisse Mortgage Capital Certificates
Series 2006-C2, Class A3
5.66%, 03/15/2039 *	$100	$110
Series 2011-1R, Class A1
1.24%, 02/27/2047 - 144A *	303	298
Series 2011-6R, Class 3A1
2.86%, 07/28/2036 - 144A *	95	90
Series 2011-7R, Class A1
1.49%, 08/28/2047 - 144A *	225	221
Series 2011-9R, Class A1
2.24%, 03/27/2046 - 144A *	254	252
Series 2011-16R, Class 7A3
3.50%, 12/27/2036 - 144A *	445	438
Series 2012-3R, Class 1A1
3.25%, 02/27/2042	303	304
Deutsche Mortgage Securities, Inc.
Series 2009-RS2, Class 4A1
0.37%, 04/26/2037 - 144A *	30	29
GMAC Mortgage Corp., Loan Trust
Series 2004-J5, Class A7
6.50%, 01/25/2035	91	95
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF
0.59%, 09/25/2035 - 144A *	118	93
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1
4.65%, 10/25/2033 *	114	116
Series 2004-6F, Class 2A4
5.50%, 05/25/2034	375	392
Series 2004-8F, Class 2A3
6.00%, 09/25/2034	127	133
Impac CMB Trust
Series 2005-4, Class 2A1
0.54%, 05/25/2035 *	123	112
Impac Secured Assets CMN Owner Trust
Series 2006-1, Class 2A1
0.59%, 05/25/2036 *	180	165
Series 2006-2, Class 2A1
0.59%, 08/25/2036 *	84	75
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-PM1A, Class A4
5.33%, 08/12/2040 *	150	157
Series 2004-CB8, Class A4
4.40%, 01/12/2039	125	132
Series 2004-CB9, Class A4
5.58%, 06/12/2041 *	100	108
Series 2006-CB15, Class A4
5.81%, 06/12/2043 *	100	113
Series 2006-CB16, Class A4
5.55%, 05/12/2045	125	140
Series 2006-LDP9, Class A3SF
0.40%, 05/15/2047 *	100	92
JPMorgan Chase Commercial Mortgage Securities Corp., IO
Series 2006-LDP8, Class X
0.55%, 05/15/2045 *	3,651	73
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
4.76%, 02/25/2034 *	95	95
Series 2006-A2, Class 5A3
2.65%, 11/25/2033 *	153	152

	Principal (000’s)	Value (000’s)
United States (continued)
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A4
5.12%, 11/15/2032 *	$250	$263
Series 2004-C2, Class A4
4.37%, 03/15/2036	107	113
LVII Resecuritization Trust
Series 2009-2, Class A5
2.97%, 09/27/2037 - 144A *	146	146
Series 2009-2, Class M3
5.48%, 09/27/2037 - 144A *	200	192
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.66%, 04/21/2034 *	293	293
Series 2004-13, Class 3A7
2.72%, 11/21/2034 *	100	98
MASTR Alternative Loans Trust
Series 2004-5, Class 5A1
4.75%, 06/25/2019	112	113
MASTR Alternative Loans Trust, PO
Series 2003-8, Class 15PO
11/25/2018	467	408
MASTR Asset Securitization Trust
Series 2003-10, Class 3A1
5.50%, 11/25/2033	205	214
Series 2003-11, Class 9A6
5.25%, 12/25/2033	232	244
Merrill Lynch/Countrywide Commercial Mortgage Trust, IO
Series 2006-4, Class XC
0.20%, 12/12/2049 - 144A *	2,425	31
MLCC Mortgage Investors, Inc.
Series 2003-H, Class A1
0.88%, 01/25/2029 *	253	220
Morgan Stanley Capital I
Series 2004-HQ4, Class A7
4.97%, 04/14/2040	125	133
Morgan Stanley Capital I, IO
Series 2006-IQ12, Class X1
0.14%, 12/15/2043 - 144A *	3,184	45
Series 2007-HQ11, Class X
0.23%, 02/12/2044 - 144A *	5,568	41
Morgan Stanley Re-REMIC Trust
0.25%, 07/27/2049	100	66
2.00%, 07/27/2049	689	690
Series 2009-IO, Class A2
5.00%, 07/17/2056 - 144A	200	205
Series 2010-C30A, Class A3A
3.25%, 12/17/2043 - 144A	122	122
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	212	213
Morgan Stanley Re-REMIC Trust, PO
Series 2009-IO, Class B
07/17/2056 - 144A	250	219
Provident Funding Mortgage Loan Trust
Series 2005-1, Class 2A1
2.79%, 05/25/2035 *	143	140
Residential Accredit Loans, Inc.
Series 2004-QA4, Class NB3
3.75%, 09/25/2034 *	83	80
Sequoia Mortgage Trust
Series 10, Class 1A
1.04%, 10/20/2027 *	284	264

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 3

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
Sequoia Mortgage Trust (continued)
Series 2003-1, Class 1A
0.62%, 04/20/2033 *	$115	$110
Series 2004-11, Class A1
0.54%, 12/20/2034 *	147	128
Springleaf Mortgage Loan Trust
Series 2011-1A, Class A1
4.05%, 01/25/2058 - 144A *	87	88
Series 2011-1A, Class A2
5.45%, 01/25/2058 - 144A *	200	200
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-4, Class 5A
5.39%, 04/25/2034 *	78	76
Series 2004-6, Class 5A4
4.91%, 06/25/2034 *	100	99
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5, Class 1A1
0.90%, 10/19/2034 *	92	83
Structured Asset Securities Corp.
Series 2003-15A, Class 2A1
2.53%, 04/25/2033 *	144	138
Series 2003-30, Class 1A5
5.50%, 10/25/2033	139	143
Series 2003-37A, Class 2A
5.02%, 12/25/2033 *	30	30
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1
0.88%, 09/25/2043 *	178	172
Vericrest Opportunity Loan Transferee
Series 2011-NL1A, Class A1
5.93%, 12/26/2050 - 144A *	46	46
Series 2011-NL2A, Class A1
5.68%, 06/25/2051 - 144A *	47	47
Series 2011-NL2A, Class A2
9.32%, 06/25/2051 - 144A *	100	101
Series 2011-NL3A, Class A1
5.19%, 09/25/2051 - 144A *	86	86
Wachovia Bank Commercial Mortgage Trust
Series 2003-C9, Class A4
5.01%, 12/15/2035 *	150	158
Series 2004-C11, Class A5
5.22%, 01/15/2041 *	116	124
Wachovia Bank Commercial Mortgage Trust, IO
Series 2006-C24, Class XC
0.04%, 03/15/2045 - 144A *	11,153	45
WaMu Mortgage Pass-Through Certificates
Series 2003-AR5, Class A7
2.58%, 06/25/2033 *	196	197
Series 2003-AR6, Class A1
2.57%, 06/25/2033 *	289	282
Series 2003-AR10, Class A7
2.45%, 10/25/2033 *	135	136
Series 2003-S3, Class 1A4
5.50%, 06/25/2033	124	126
Series 2004-CB2, Class 7A
5.50%, 08/25/2019	113	118
Series 2004-CB3, Class 3A
5.50%, 10/25/2019	141	144

	Principal (000’s)	Value (000’s)
United States (continued)
Wells Fargo Mortgage Backed Securities Trust
Series 2003-11, Class 2A1
4.75%, 10/25/2018	$70	$72
Series 2004-8, Class A1
5.00%, 08/25/2019	65	66
Series 2004-I, Class 1A1
2.70%, 07/25/2034 *	498	491
Series 2004-P, Class 2A1
2.68%, 09/25/2034 *	249	249
Series 2004-R, Class 2A1
2.62%, 09/25/2034 *	123	123
Series 2005-AR8, Class 2A1
2.68%, 06/25/2035 *	96	92
Series 2005-AR9, Class 2A1
2.67%, 10/25/2033 *	99	98
Wells Fargo Mortgage Loan Trust
Series 2012-RR1, Class A1
2.85%, 08/27/2037 - 144A *	101	100
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class A4
4.38%, 03/15/2044 - 144A	100	107
Series 2012-C6, Class A4
3.44%, 04/15/2045	200	203

Total Mortgage-Backed Securities (cost $18,866)		19,018

ASSET-BACKED SECURITIES - 2.1%
Cayman Islands - 0.4%
AH Mortgage Advance Trust
Series SART-1, Class A1
2.63%, 05/10/2042 - 144A	328	328
Series SART-1, Class A2
3.37%, 05/10/2043 - 144A	221	221
Series SART-2, Class A1
3.27%, 09/15/2043 - 144A	133	133
Series SART-2, Class B1
6.90%, 09/15/2043 - 144A	50	50
United States - 1.7%
Ally Auto Receivables Trust
Series 2012-1, Class A3
0.93%, 02/16/2016	89	89
American Credit Acceptance Receivables Trust
Series 2012-1, Class A1
1.96%, 01/15/2014 - 144A	48	48
Series 2012-1, Class A2
3.04%, 10/15/2015 - 144A	64	64
AmeriCredit Automobile Receivables Trust
Series 2011-3, Class A2
0.84%, 11/10/2014	95	95
Series 2011-4, Class A2
0.92%, 03/09/2015	33	33
Series 2011-4, Class A3
1.17%, 05/09/2016	94	94
Series 2011-5, Class A3
1.55%, 07/08/2016	100	101
Series 2012-1, Class A2
0.91%, 10/08/2015	198	198
Cabela’s Master Credit Card Trust
Series 2012-1A, Class A1
1.63%, 02/18/2020 - 144A	100	99

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 4

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
CarMax Auto Owner Trust
Series 2011-3, Class A3
1.07%, 06/15/2016	$202	$203
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-2, Class 2A2
0.80%, 02/25/2033 *	162	147
Chrysler Financial Auto Securitization Trust
Series 2010-A, Class B
1.65%, 11/08/2013	150	150
CNH Equipment Trust
Series 2011-A, Class A3
1.20%, 05/16/2016	50	50
Series 2011-A, Class A4
2.04%, 10/17/2016	53	54
Series 2012-A, Class A2
0.65%, 07/15/2015	101	101
Series 2012-A, Class A3
0.94%, 05/15/2017	99	99
CPS Auto Trust
Series 2011-C, Class A
4.21%, 03/15/2019 - 144A	92	92
Series 2012-A, Class A
2.78%, 06/17/2019 - 144A	100	100
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
0.74%, 09/15/2013	112	112
Ford Credit Auto Owner Trust
Series 2011-B, Class A2
0.68%, 01/15/2014	77	77
Series 2012-A, Class A3
0.84%, 08/15/2016	105	105
Fortress Opportunities Residential Transaction
Series 2011-1A, Class A1
7.21%, 10/25/2047 - 144A *	123	123
Honda Auto Receivables Owner Trust
Series 2012-1, Class A3
0.77%, 01/15/2016	94	94
Series 2012-1, Class A4
0.97%, 04/16/2018	79	79
Huntington Auto Trust
Series 2012-1, Class A3
0.81%, 09/15/2016	100	100
Hyundai Auto Receivables Trust
Series 2011-B, Class A3
1.04%, 09/15/2015	51	51
Series 2011-B, Class A4
1.65%, 02/15/2017	57	58
Series 2012-A, Class A3
0.72%, 03/15/2016	104	104
Madison Avenue Manufactured Housing Contract
Series 2002-A, Class M2
2.49%, 03/25/2032 *	250	229
Mercedes-Benz Auto Receivables Trust
Series 2011-1, Class A3
0.85%, 03/16/2015	99	99
MMCA Automobile Trust
Series 2012-A, Class A4
1.57%, 08/15/2017 - 144A	250	253

	Principal (000’s)	Value (000’s)
United States (continued)
Park Place Securities, Inc.
Series 2004-MCW1, Class M1
0.87%, 10/25/2034 *	$194	$184
PennyMac Loan Trust
Series 2011-NPL1, Class A
5.25%, 09/25/2051 - 144A *	121	122
Residential Asset Mortgage Products, Inc.
Series 2004-RS11, Class M1
0.86%, 11/25/2034 *	334	315
Series 2004-RZ1, Class M1
4.32%, 03/25/2034 *	201	129
Series 2006-RZ1, Class A3
0.54%, 03/25/2036 *	300	258
Santander Drive Auto Receivables Trust
Series 2010-A, Class A4
2.39%, 06/15/2017 - 144A	100	102
Series 2011-S2A, Class B
2.06%, 06/15/2017 - 144A	19	19
Series 2011-S2A, Class D
3.35%, 06/15/2017 - 144A	190	190
Series 2012-1, Class A2
1.25%, 04/15/2015	112	112
Series 2012-1, Class A3
1.49%, 10/15/2015	62	62
Series 2012-2, Class A2
0.91%, 05/15/2015	71	71
Series 2012-2, Class A3
1.22%, 12/15/2015	40	40
Soundview Home Equity Loan Trust
Series 2003-2, Class M2
1.89%, 11/25/2033 *	225	184
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A3
0.85%, 08/22/2016	128	128
Westlake Automobile Receivables Trust
Series 2011-1A, Class A2
1.08%, 07/15/2013 - 144A	17	17
Series 2011-1A, Class A3
1.49%, 06/16/2014 - 144A	47	47

Total Asset-Backed Securities (cost $5,978)		6,013

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% ¥
United States - 0.0% ¥
Ohio State University
4.80%, 06/01/2111	91	92
Total Municipal Government Obligation (cost $90)
CORPORATE DEBT SECURITIES - 9.8%
Australia - 0.5%
Australia & New Zealand Banking Group, Ltd.
2.40%, 11/23/2016 - 144A	272	274
BHP Billiton Finance USA, Ltd.
1.63%, 02/24/2017	28	28
3.25%, 11/21/2021	80	81
4.13%, 02/24/2042	20	19
Commonwealth Bank of Australia
2.25%, 03/16/2017 - 144A ^	250	250

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 5

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
Australia (continued)
Macquarie Bank, Ltd.
5.00%, 02/22/2017 - 144A	$91	$92
Macquarie Group, Ltd.
6.00%, 01/14/2020 - 144A	30	30
7.30%, 08/01/2014 - 144A	70	75
7.63%, 08/13/2019 - 144A	80	86
National Australia Bank, Ltd.
3.00%, 07/27/2016 - 144A	200	203
Rio Tinto Finance USA, Ltd.
3.75%, 09/20/2021	20	21
4.13%, 05/20/2021	80	83
Westpac Banking Corp.
2.45%, 11/28/2016 - 144A	200	202
Canada - 0.3%
Bank of Nova Scotia
2.55%, 01/12/2017	100	103
Canadian Natural Resources, Ltd.
6.45%, 06/30/2033	80	97
7.20%, 01/15/2032	50	64
EnCana Corp.
6.50%, 08/15/2034	40	43
Hydro Quebec
9.40%, 02/01/2021	70	103
Petro-Canada
5.35%, 07/15/2033	50	53
Royal Bank of Canada
2.30%, 07/20/2016 ^	55	56
Suncor Energy, Inc.
5.95%, 12/01/2034	50	57
Talisman Energy, Inc.
7.75%, 06/01/2019	40	49
Thomson Reuters Corp.
3.95%, 09/30/2021	46	48
Toronto-Dominion Bank
1.50%, 03/13/2017 - 144A	230	228
2.20%, 07/29/2015 - 144A ^	100	103
2.50%, 07/14/2016	57	59
Cayman Islands - 0.0% ¥
Noble Holding International, Ltd.
3.95%, 03/15/2022	7	7
5.25%, 03/15/2042	25	25
Petrobras International Finance Co.
5.38%, 01/27/2021	36	39
Transocean, Inc.
6.38%, 12/15/2021	12	14
7.35%, 12/15/2041	10	12
7.50%, 04/15/2031	25	28
Curaçao - 0.0% ¥
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	80	81
France - 0.0% ¥
France Telecom SA
2.75%, 09/14/2016	17	17
Total Capital International SA
2.88%, 02/17/2022 ^	57	55
Germany - 0.0% ¥
Deutsche Bank AG
6.00%, 09/01/2017	80	91
Japan - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.35%, 02/23/2017 - 144A	200	200

	Principal (000’s)	Value (000’s)
Luxembourg - 0.0% ¥
Schlumberger Investment SA
3.30%, 09/14/2021 - 144A	$23	$23
Netherlands - 0.3%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/2017	45	46
3.88%, 02/08/2022	79	76
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 - 144A	150	148
8.75%, 06/15/2030	30	41
ING Bank NV
3.75%, 03/07/2017 - 144A	200	198
Koninklijke Philips Electronics NV
3.75%, 03/15/2022	85	86
Shell International Finance BV
4.30%, 09/22/2019	50	57
Norway - 0.1%
Statoil ASA
3.15%, 01/23/2022	20	20
4.25%, 11/23/2041	16	16
5.25%, 04/15/2019	100	116
Singapore - 0.1%
Oversea-Chinese Banking Corp., Ltd.
1.63%, 03/13/2015 - 144A	200	201
Sweden - 0.2%
Nordea Bank AB
3.13%, 03/20/2017 - 144A	250	250
4.88%, 05/13/2021 - 144A	200	195
Switzerland - 0.1%
Credit Suisse
5.30%, 08/13/2019 ^	100	110
6.00%, 02/15/2018	145	157
Tyco International, Ltd.
7.00%, 12/15/2019	45	55
UBS AG
5.75%, 04/25/2018	120	131
United Kingdom - 0.4%
Aon PLC
3.13%, 05/27/2016	29	30
BAE Systems PLC
5.80%, 10/11/2041 - 144A	25	26
Barclays Bank PLC
5.20%, 07/10/2014	100	106
6.75%, 05/22/2019	100	115
BP Capital Markets PLC
4.50%, 10/01/2020	50	55
HSBC Bank PLC
1.63%, 07/07/2014 - 144A ^	200	201
3.10%, 05/24/2016 - 144A	150	153
HSBC Holdings PLC
4.00%, 03/30/2022	163	162
4.88%, 01/14/2022	100	106
5.10%, 04/05/2021	70	76
SABMiller PLC
5.70%, 01/15/2014 - 144A	50	55
Vodafone Group PLC
1.63%, 03/20/2017	100	98
United States - 7.7%
Aflac, Inc.
4.00%, 02/15/2022 ^	57	57
8.50%, 05/15/2019	30	39

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 6

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
AGL Capital Corp.
3.50%, 09/15/2021	$52	$52
6.38%, 07/15/2016	50	58
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 - 144A	20	23
American Airlines Pass-Through Trust
Series 2011-2, Class A
8.63%, 10/15/2021	35	37
American Express Co.
7.00%, 03/19/2018	120	147
American Express Credit Corp.
2.38%, 03/24/2017	100	100
2.80%, 09/19/2016	39	40
American Water Capital Corp.
6.09%, 10/15/2017	70	81
Amgen, Inc.
3.88%, 11/15/2021	30	31
5.15%, 11/15/2041	80	80
5.65%, 06/15/2042	31	33
Anheuser-Busch InBev Worldwide, Inc.
1.50%, 07/14/2014	18	18
8.20%, 01/15/2039	20	30
ANR Pipeline Co.
9.63%, 11/01/2021	70	102
Apache Corp.
6.90%, 09/15/2018	50	63
Appalachian Power Co.
6.70%, 08/15/2037	25	31
Arizona Public Service Co.
4.50%, 04/01/2042	8	8
5.05%, 09/01/2041	23	24
Arrow Electronics, Inc.
3.38%, 11/01/2015	75	77
7.50%, 01/15/2027	60	64
ASIF Global Financing XIX
4.90%, 01/17/2013 - 144A	160	163
Associates Corp.
6.95%, 11/01/2018	350	395
AT&T, Inc.
4.45%, 05/15/2021	150	166
5.80%, 02/15/2019	80	95
Atmos Energy Corp.
6.35%, 06/15/2017	100	117
8.50%, 03/15/2019	26	34
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 - 144A	80	92
Bank of America Corp.
3.88%, 03/22/2017	213	214
4.90%, 05/01/2013	50	51
5.00%, 05/13/2021	110	110
5.63%, 07/01/2020	100	104
5.70%, 01/24/2022	200	212
5.88%, 02/07/2042	20	20
7.63%, 06/01/2019	200	231
Bank of America Corp. - Series MTNL
5.65%, 05/01/2018	105	112
Bank of New York Mellon Corp.
2.40%, 01/17/2017	119	122
3.55%, 09/23/2021	19	19
4.15%, 02/01/2021 ^	55	59

	Principal (000’s)	Value (000’s)
United States (continued)
BB&T Corp.
5.20%, 12/23/2015	$100	$111
6.85%, 04/30/2019	60	74
Bellsouth Capital Funding Corp.
7.12%, 07/15/2097	85	101
BellSouth Corp.
6.88%, 10/15/2031	110	133
BellSouth Telecommunications, Inc.
6.38%, 06/01/2028	60	68
Berkshire Hathaway Finance Corp.
5.40%, 05/15/2018 ^	200	237
Berkshire Hathaway, Inc.
3.75%, 08/15/2021 ^	122	126
Blackstone Holdings Finance Co., LLC
5.88%, 03/15/2021 - 144A	120	122
Boston Gas Co.
4.49%, 02/15/2042 - 144A	24	24
Bunge, Ltd. Finance Corp.
8.50%, 06/15/2019	80	98
Burlington Northern Santa Fe LLC
3.05%, 03/15/2022	26	26
3.45%, 09/15/2021	40	41
4.40%, 03/15/2042	50	47
5.40%, 06/01/2041	60	65
Capital One Bank USA NA
8.80%, 07/15/2019	250	307
Capital One Financial Corp.
2.15%, 03/23/2015	100	100
Cargill, Inc.
3.30%, 03/01/2022 - 144A	110	108
Carolina Power & Light Co.
3.00%, 09/15/2021	67	67
CBS Corp.
8.88%, 05/15/2019	60	79
Centel Capital Corp.
9.00%, 10/15/2019	25	29
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	100	107
6.13%, 11/01/2017	30	35
CenturyLink, Inc.
6.45%, 06/15/2021	60	62
7.60%, 09/15/2039	40	38
Citigroup, Inc.
2.65%, 03/02/2015	105	105
4.45%, 01/10/2017	100	105
4.59%, 12/15/2015	57	60
4.75%, 05/19/2015	25	26
6.01%, 01/15/2015	120	130
8.50%, 05/22/2019	200	247
Cleveland Electric Illuminating Co.
8.88%, 11/15/2018	70	92
Comcast Cable Communications LLC
8.88%, 05/01/2017	100	129
Comcast Corp.
6.45%, 03/15/2037	60	72
7.05%, 03/15/2033	90	110
CommonWealth REIT
6.25%, 08/15/2016	100	106
ConocoPhillips
5.75%, 02/01/2019 ^	90	110

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 7

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
Consolidated Edison Co., of New York, Inc.
4.20%, 03/15/2042	$25	$25
Credit Suisse USA, Inc.
5.13%, 08/15/2015	50	55
CRH America, Inc.
6.00%, 09/30/2016	22	24
Crown Castle Towers LLC
3.21%, 08/15/2015 - 144A	60	61
CSX Corp.
4.25%, 06/01/2021	23	25
7.90%, 05/01/2017	55	69
CVS Caremark Corp.
4.13%, 05/15/2021	80	86
CVS Pass-Through Trust
5.93%, 01/10/2034 - 144A	56	60
Daimler Finance North America LLC
2.63%, 09/15/2016 - 144A	150	155
Danaher Corp.
3.90%, 06/23/2021	33	36
Devon Energy Corp.
6.30%, 01/15/2019	40	49
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.80%, 03/15/2022 - 144A	100	99
6.38%, 03/01/2041	85	96
Discovery Communications LLC
4.38%, 06/15/2021	37	40
Dominion Resources, Inc.
4.90%, 08/01/2041	11	12
5.25%, 08/01/2033	40	44
6.30%, 03/15/2033	50	59
Dominion Resources, Inc. - Series D
8.88%, 01/15/2019	40	54
Dow Chemical Co.
4.13%, 11/15/2021	26	27
5.25%, 11/15/2041	17	18
8.55%, 05/15/2019	90	117
Duke Energy Carolinas LLC
3.90%, 06/15/2021	100	107
4.25%, 12/15/2041	17	17
E.I. du Pont de Nemours & Co.
5.60%, 12/15/2036	40	47
6.00%, 07/15/2018	30	37
Ecolab, Inc.
5.50%, 12/08/2041	60	65
ERAC USA Finance LLC
2.75%, 03/15/2017 - 144A	8	8
4.50%, 08/16/2021 - 144A	35	36
5.63%, 03/15/2042 - 144A ^	60	58
ERP Operating, LP
4.63%, 12/15/2021	31	33
5.25%, 09/15/2014	60	65
Exelon Generation Co., LLC
6.20%, 10/01/2017	100	117
Florida Power & Light Co.
5.13%, 06/01/2041	30	34
5.95%, 10/01/2033	20	25
Florida Power Corp.
5.90%, 03/01/2033	60	70

	Principal (000’s)	Value (000’s)
United States (continued)
Fluor Corp.
3.38%, 09/15/2021	$29	$29
FUEL Trust
3.98%, 06/15/2016 - 144A	200	203
Gap, Inc.
5.95%, 04/12/2021	67	68
General Electric Capital Corp.
4.38%, 09/16/2020	110	116
4.63%, 01/07/2021 ^	150	160
4.65%, 10/17/2021	150	160
5.63%, 09/15/2017 - 05/01/2018	300	348
6.00%, 08/07/2019	230	269
Goldman Sachs Group, Inc.
5.25%, 07/27/2021	46	46
5.75%, 01/24/2022	60	62
6.00%, 06/15/2020	220	231
6.15%, 04/01/2018	100	108
7.50%, 02/15/2019	435	497
Great Plains Energy, Inc.
4.85%, 06/01/2021	14	15
GTE Corp.
6.84%, 04/15/2018	17	21
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 - 144A	61	63
Halliburton Co.
7.60%, 08/15/2096 - 144A	40	53
HCP, Inc.
3.75%, 02/01/2019	16	16
Hewlett-Packard Co.
2.60%, 09/15/2017	58	58
4.05%, 09/15/2022	27	27
4.30%, 06/01/2021	67	68
6.00%, 09/15/2041	70	77
Historic TW, Inc.
6.63%, 05/15/2029	90	107
Intel Corp.
3.30%, 10/01/2021	30	31
4.80%, 10/01/2041	33	35
International Business Machines Corp.
1.25%, 02/06/2017	100	99
1.95%, 07/22/2016	100	103
7.00%, 10/30/2025	50	67
Intuit, Inc.
5.75%, 03/15/2017	60	69
Jackson National Life Global Funding
4.70%, 06/01/2018 - 144A	100	106
Jefferies Group, Inc.
8.50%, 07/15/2019	145	161
John Deere Capital Corp.
2.75%, 03/15/2022	25	25
3.15%, 10/15/2021	20	20
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	78	80
Johnson Controls, Inc.
3.75%, 12/01/2021	36	37
4.25%, 03/01/2021	40	42
5.25%, 12/01/2041 ^	75	79
Kansas City Power & Light Co.
5.30%, 10/01/2041	60	63

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 8

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
Kimberly-Clark Corp.
2.40%, 03/01/2022	$14	$14
Kohl’s Corp.
4.00%, 11/01/2021 ^	16	17
Kraft Foods, Inc.
6.13%, 08/23/2018	65	78
6.50%, 08/11/2017 - 02/09/2040	175	214
Kroger Co.
2.20%, 01/15/2017	15	15
6.15%, 01/15/2020	30	36
8.00%, 09/15/2029	25	33
Lincoln National Corp.
4.20%, 03/15/2022	29	29
4.85%, 06/24/2021	7	7
Lockheed Martin Corp.
2.13%, 09/15/2016	16	16
4.85%, 09/15/2041	12	12
Lowe’s Cos., Inc.
5.13%, 11/15/2041	13	14
Macy’s Retail Holdings, Inc.
3.88%, 01/15/2022	14	14
5.13%, 01/15/2042	8	8
6.70%, 07/15/2034	50	55
7.45%, 07/15/2017	40	49
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	250	287
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 - 144A	33	34
MassMutual Global Funding II
2.00%, 04/05/2017 - 144A	160	159
Medco Health Solutions, Inc.
7.13%, 03/15/2018	60	72
Merrill Lynch & Co., Inc.
6.88%, 04/25/2018	50	56
Merrill Lynch & Co., Inc. - Series C
6.40%, 08/28/2017	100	109
MetLife, Inc.
6.75%, 06/01/2016	40	48
Metropolitan Life Global Funding I
2.00%, 01/10/2014 - 144A	150	152
3.65%, 06/14/2018 - 144A	120	126
MidAmerican Energy Co.
5.95%, 07/15/2017	70	83
Morgan Stanley
5.50%, 07/28/2021	20	20
5.63%, 09/23/2019	300	297
7.30%, 05/13/2019	370	398
Morgan Stanley - Series MTN
6.63%, 04/01/2018	100	105
Mosaic Co.
3.75%, 11/15/2021	11	11
4.88%, 11/15/2041	13	13
Nabors Industries, Inc.
6.15%, 02/15/2018	140	163
National City Corp.
4.90%, 01/15/2015 ^	60	66
National Semiconductor Corp.
3.95%, 04/15/2015	40	44
6.60%, 06/15/2017	60	74

	Principal (000’s)	Value (000’s)
United States (continued)
Nationwide Mutual Insurance Co.
6.60%, 04/15/2034 - 144A	$15	$15
9.38%, 08/15/2039 - 144A	80	101
NBCUniversal Media LLC
4.38%, 04/01/2021	150	160
Nevada Power Co.
5.45%, 05/15/2041	40	46
6.50%, 08/01/2018	25	31
Nevada Power Co. - Series V
7.13%, 03/15/2019	50	63
New York Life Global Funding
1.30%, 01/12/2015 - 144A	75	75
News America, Inc.
6.65%, 11/15/2037	100	117
NiSource Finance Corp.
5.80%, 02/01/2042	67	72
6.80%, 01/15/2019	80	95
Nordstrom, Inc.
4.00%, 10/15/2021	21	22
Norfolk Southern Corp.
3.25%, 12/01/2021	11	11
6.00%, 05/23/2111	113	125
Occidental Petroleum Corp.
1.75%, 02/15/2017	17	17
Oncor Electric Delivery Co., LLC
6.80%, 09/01/2018 ^	50	60
7.00%, 09/01/2022	50	61
Oracle Corp.
6.13%, 07/08/2039	65	80
PACCAR Financial Corp.
1.55%, 09/29/2014	28	28
1.60%, 03/15/2017	39	39
Pacific Gas & Electric Co.
3.25%, 09/15/2021	11	11
4.50%, 12/15/2041	48	48
8.25%, 10/15/2018	45	60
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	75	97
PacifiCorp
5.50%, 01/15/2019	50	59
6.25%, 10/15/2037	20	25
Pennsylvania Electric Co.
6.05%, 09/01/2017	40	46
PepsiCo, Inc.
3.00%, 08/25/2021	17	17
Phillips 66
2.95%, 05/01/2017 - 144A	21	21
4.30%, 04/01/2022 - 144A	16	16
PNC Bank NA
6.88%, 04/01/2018	250	297
PNC Funding Corp.
2.70%, 09/19/2016 ^	48	49
PPG Industries, Inc.
3.60%, 11/15/2020	50	52
6.65%, 03/15/2018	50	61
PPL Energy Supply LLC
4.60%, 12/15/2021	35	36
Progress Energy, Inc.
3.15%, 04/01/2022	22	22

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 9

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
United States (continued)
Prudential Insurance Co. of America
8.30%, 07/01/2025 - 144A	$150	$199
PSEG Power LLC
4.15%, 09/15/2021	23	24
5.32%, 09/15/2016	50	56
Public Service Co., of Oklahoma
5.15%, 12/01/2019	40	45
Qwest Corp.
6.75%, 12/01/2021	67	75
Ryder System, Inc.
2.50%, 03/01/2017	23	23
3.50%, 06/01/2017	43	45
San Diego Gas & Electric Co.
3.95%, 11/15/2041	33	32
Sempra Energy
9.80%, 02/15/2019	140	190
Simon Property Group, LP
2.15%, 09/15/2017	158	155
4.13%, 12/01/2021	27	28
4.38%, 03/01/2021 ^	60	64
Southern California Edison Co.
3.88%, 06/01/2021	18	20
3.90%, 12/01/2041	50	48
4.05%, 03/15/2042	75	72
Southern Co.
1.95%, 09/01/2016	23	23
Southern Power Co.
5.15%, 09/15/2041	25	26
Southwestern Electric Power Co.
6.45%, 01/15/2019	50	59
Southwestern Public Service Co. - Series G
8.75%, 12/01/2018	80	107
Spectra Energy Capital LLC
7.50%, 09/15/2038	30	38
Time Warner Cable, Inc.
5.50%, 09/01/2041	14	15
6.55%, 05/01/2037	100	116
8.75%, 02/14/2019	105	136
Time Warner Entertainment Co., LP
8.38%, 03/15/2023	30	40
Time Warner, Inc.
5.38%, 10/15/2041	17	18
Toyota Motor Credit Corp.
1.00%, 02/17/2015 ^	80	80
2.00%, 09/15/2016	90	92
2.05%, 01/12/2017 ^	100	101
U.S. Bancorp
3.00%, 03/15/2022	33	33
4.13%, 05/24/2021	37	40
7.50%, 06/01/2026	70	85
Union Carbide Corp.
7.50%, 06/01/2025	40	47
7.75%, 10/01/2096	40	42
Union Pacific Corp.
4.16%, 07/15/2022	87	94
United Technologies Corp.
6.13%, 02/01/2019	50	62
UnitedHealth Group, Inc.
3.38%, 11/15/2021 ^	37	38

	Principal (000’s)	Value (000’s)
United States (continued)
Verizon Communications, Inc.
8.75%, 11/01/2018	$180	$243
8.95%, 03/01/2039	30	46
Verizon Global Funding Corp.
7.75%, 12/01/2030	180	244
Viacom, Inc.
3.88%, 12/15/2021	40	41
Virginia Electric and Power Co.
2.95%, 01/15/2022	8	8
Wachovia Bank NA
5.60%, 03/15/2016	300	333
Wachovia Corp.
5.75%, 02/01/2018	280	325
Walt Disney Co.
4.13%, 12/01/2041	80	78
WEA Finance LLC
7.13%, 04/15/2018 - 144A	50	59
WEA Finance LLC / WT Finance AUST Pty, Ltd.
6.75%, 09/02/2019 - 144A	60	69
WellPoint, Inc.
5.88%, 06/15/2017	50	58
Wells Fargo & Co.
2.63%, 12/15/2016	64	65
5.63%, 12/11/2017	50	58
Wisconsin Electric Power Co.
2.95%, 09/15/2021	2	2
Xcel Energy, Inc.
4.80%, 09/15/2041 ^	3	3
Xerox Corp.
2.95%, 03/15/2017 ^	16	16
4.50%, 05/15/2021	24	25
5.63%, 12/15/2019	70	78

Total Corporate Debt Securities (cost $27,622)		28,124

	Shares	Value (000’s)
COMMON STOCKS - 14.0%
United Kingdom - 0.0% ¥
Ensco PLC ADR	2,410	128
United States - 14.0%
3M Co.	2,039	182
Abbott Laboratories ^	6,837	419
Accenture PLC - Class A	3,781	244
ACE, Ltd. ^	1,949	143
Adobe Systems, Inc. ‡^	3,386	116
AGL Resources, Inc. ^	3,104	122
Air Products & Chemicals, Inc. ^	3,594	330
Alcoa, Inc. ^	10,529	106
Alexandria Real Estate Equities, Inc. REIT ^	1,564	114
Alexion Pharmaceuticals, Inc. ‡^	509	47
Allergan, Inc. ^	1,848	176
Allstate Corp. ^	3,673	121
Altera Corp.	4,680	186
Altria Group, Inc. ^	4,877	151
Amazon.com, Inc. ‡^	1,361	275
American Express Co. ^	4,052	234
Ameriprise Financial, Inc. ^	1,099	63
Anadarko Petroleum Corp.	1,237	97
Apache Corp.	1,205	121
Apple, Inc. ‡	3,615	2,168

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 10

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
United States (continued)
Archer-Daniels-Midland Co.	4,088	$129
AT&T, Inc.	6,413	200
Atmos Energy Corp.	1,280	40
AutoZone, Inc. ‡	544	202
Axis Capital Holdings, Ltd.	569	19
Baker Hughes, Inc.	7,052	295
Bank of America Corp.	41,654	399
Becton Dickinson and Co. ^	1,583	123
Berkshire Hathaway, Inc. - Class B ‡	1,623	132
Biogen Idec, Inc. ‡^	2,314	291
Capital One Financial Corp. ^	6,953	388
CareFusion Corp. ‡	706	18
Carnival Corp. ^	6,508	208
CBS Corp. - Class B ^	14,757	500
Celgene Corp. ‡	4,869	378
CenterPoint Energy, Inc. ^	8,160	161
Chevron Corp.	7,785	835
CIGNA Corp.	1,720	85
Cisco Systems, Inc. ^	22,073	467
Citigroup, Inc. ^	13,617	497
Citrix Systems, Inc. ‡	970	77
CME Group, Inc. - Class A	491	142
Coca-Cola Co.	8,309	615
Coca-Cola Enterprises, Inc.	2,335	67
Cognizant Technology Solutions Corp. - Class A ‡	2,835	218
Colonial Properties Trust REIT	1,803	39
Comcast Corp. - Class A ^	19,128	574
Comerica, Inc. ^	1,278	41
ConocoPhillips	4,173	317
Constellation Brands, Inc. - Class A ‡^	877	21
Cousins Properties, Inc. REIT	2,515	19
Covidien PLC	7,591	415
Crown Castle International Corp. ‡^	898	48
Crown Holdings, Inc. ‡	1,050	39
CSX Corp.	17,689	381
Cummins, Inc. ^	193	23
CVS Caremark Corp.	7,145	320
D.R. Horton, Inc. ^	4,626	70
Devon Energy Corp. ^	1,943	138
DIRECTV - Class A ‡^	3,057	151
Discover Financial Services	510	17
Discovery Communications, Inc. ‡^	1,668	84
Dow Chemical Co. ^	1,305	45
Dr. Pepper Snapple Group, Inc. ^	2,246	90
DTE Energy Co.	2,299	127
Duke Realty Corp. REIT ^	2,246	32
E.I. du Pont de Nemours & Co. ^	9,496	502
eBay, Inc. ‡	2,304	85
EMC Corp. ‡^	3,247	97
Emerson Electric Co.	8,137	425
EQT Corp. ^	1,512	73
Equity Lifestyle Properties, Inc. REIT ^	513	36
Equity Residential REIT ^	996	62
Everest RE Group, Ltd.	1,059	98
Expedia, Inc. ^	2,602	87
Express Scripts, Inc. ‡^	1,435	78
Exxon Mobil Corp. ^	11,292	980
Fidelity National Information Services, Inc. ^	770	26
FirstEnergy Corp. ^	1,500	68
Fluor Corp.	5,194	312
Freeport-McMoRan Copper & Gold, Inc.	1,829	70
General Dynamics Corp. ^	550	40
General Electric Co.	24,114	484
General Mills, Inc.	3,031	120
General Motors Co. ‡^	7,999	205
Genpact, Ltd. ‡	7,150	117

	Shares	Value (000’s)
United States (continued)
Goldman Sachs Group, Inc.	1,724	$214
Google, Inc. - Class A ‡	758	486
Halliburton Co. ^	2,488	83
Hewlett-Packard Co.	6,270	149
Highwoods Properties, Inc. REIT ^	1,071	36
Home Depot, Inc. ^	7,290	367
Honeywell International, Inc.	1,810	111
Howard Hughes Corp. ‡	276	18
Humana, Inc. ^	1,829	169
Huntington Bancshares, Inc.	6,547	42
Ingersoll-Rand PLC ^	2,906	120
Intel Corp.	2,113	59
IntercontinentalExchange, Inc. ‡	966	133
International Business Machines Corp.	2,298	479
Invesco, Ltd.	7,319	195
Johnson & Johnson	2,650	175
Johnson Controls, Inc. ^	5,760	187
Juniper Networks, Inc. ‡^	1,643	38
Kellogg Co. ^	1,034	55
Kennametal, Inc. ^	949	42
KeyCorp	6,056	51
Kimberly-Clark Corp. ^	1,028	76
KLA-Tencor Corp. ^	516	28
Kohl’s Corp. ^	1,735	87
Kraft Foods, Inc. - Class A	12,428	473
Kroger Co.	2,060	50
LAM Research Corp. ‡^	4,290	192
Lowe’s Cos., Inc. ^	10,619	333
Mack-Cali Realty Corp. REIT	1,838	53
Macy’s, Inc. ^	3,859	153
Marathon Petroleum Corp. ^	927	40
Marriott International, Inc. - Class A ^	29	1
Marvell Technology Group, Ltd. ‡^	2,547	40
Masco Corp. ^	6,057	81
Mastercard, Inc. - Class A	357	150
McDonald’s Corp.	833	82
McKesson Corp. ^	1,545	136
Merck & Co., Inc.	19,136	734
MetLife, Inc. ^	8,844	330
Microsoft Corp.	28,720	926
Mid-America Apartment Communities, Inc. REIT ^	629	42
Monsanto Co.	483	39
Morgan Stanley ^	6,922	136
Mylan, Inc. ‡	8,042	189
Nabors Industries, Ltd. ‡	1,990	$35
National Oilwell Varco, Inc. ^	2,976	237
NetApp, Inc. ‡^	2,354	105
Newmont Mining Corp. ^	1,531	78
NextEra Energy, Inc. ^	3,914	239
NIKE, Inc. - Class B	2,254	244
Norfolk Southern Corp.	3,088	203
Northeast Utilities ^	1,443	54
NV Energy, Inc.	8,590	138
NVR, Inc. ‡^	51	37
NYSE Euronext ^	1,507	45
Occidental Petroleum Corp.	2,560	244
OGE Energy Corp.	141	8
ON Semiconductor Corp. ‡	4,810	43
Onyx Pharmaceuticals, Inc. ‡^	420	16
Oracle Corp.	20,659	602
PACCAR, Inc. ^	5,534	260
Parker Hannifin Corp. ^	691	58
PartnerRe, Ltd. ^	267	18
Peabody Energy Corp.	1,280	37
Pebblebrook Hotel Trust REIT ^	938	21
PepsiCo, Inc.	3,087	205

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 11

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
United States (continued)
PerkinElmer, Inc. ^	1,296	$36
Pfizer, Inc.	27,476	623
PG&E Corp. ^	6,978	302
Philip Morris International, Inc.	6,404	567
Pioneer Natural Resources Co. ^	588	66
Post Properties, Inc. REIT ^	877	41
PPL Corp.	2,618	74
Procter & Gamble Co.	11,708	787
Prudential Financial, Inc. ^	2,902	184
PulteGroup, Inc. ‡^	5,720	51
QUALCOMM, Inc.	6,442	438
Ralcorp Holdings, Inc. ‡^	1,326	98
Range Resources Corp.	2,437	142
Royal Caribbean Cruises, Ltd. ^	638	19
Ryland Group, Inc. ^	1,270	24
SanDisk Corp. ‡^	2,404	119
Schlumberger, Ltd.	3,845	269
Sealed Air Corp.	3,293	63
Senior Housing Properties Trust REIT	2,073	46
SPX Corp.	1,982	154
Staples, Inc. ^	1,483	24
State Street Corp. ^	6,537	297
Sunoco, Inc.	290	11
SunTrust Banks, Inc.	3,076	74
Sysco Corp. ^	2,177	65
Target Corp. ^	4,635	270
TD Ameritrade Holding Corp. ^	2,206	44
Texas Instruments, Inc.	1,785	60
Textron, Inc. ^	697	19
Tiffany & Co. ^	420	29
Time Warner, Inc.	10,990	415
Timken Co.	862	44
TJX Cos., Inc. ^	4,584	182
Toll Brothers, Inc. ‡	1,330	32
TripAdvisor, Inc. ‡^	272	10
Tyco International, Ltd.	5,024	282
Tyson Foods, Inc. - Class A	2,676	51
U.S. Bancorp ^	2,666	85
U.S. Steel Corp. ^	1,520	45
UDR, Inc. REIT ^	1,522	41
Union Pacific Corp. ^	5,157	554
United Parcel Service, Inc. - Class B	2,520	203
United Technologies Corp. ^	7,499	622
UnitedHealth Group, Inc. ^	6,246	367
V.F. Corp. ^	2,133	312
Valero Energy Corp. ^	3,130	81
Verizon Communications, Inc. ^	15,817	605
Vertex Pharmaceuticals, Inc. ‡	1,239	51
Vornado Realty Trust REIT	1,014	85
Wal-Mart Stores, Inc.	3,339	204
Walt Disney Co. ^	1,867	82
Walter Energy, Inc. ^	309	18
Weatherford International, Ltd. ‡	2,483	37
Wells Fargo & Co.	24,464	836
Western Union Co. ^	1,936	34
Weyerhaeuser Co. REIT ^	3,492	77
Williams Cos., Inc.	7,238	223
Xilinx, Inc. ^	5,985	219
Yum! Brands, Inc. ^	1,709	122

Total Common Stocks (cost $35,857)		40,407

	Shares	Value (000’s)
INVESTMENT COMPANIES - 9.4%
United States - 9.4%
iShares MSCI Emerging Markets Index Fund	46,758	$2,008
JPMorgan Emerging Markets Debt Fund ¯	314,400	2,660
JPMorgan High Yield Fund ¯	522,569	4,123
JPMorgan International Equity Fund ¯	978,270	13,363
JPMorgan Intrepid America Fund ¯	190,339	4,907

Total Investment Companies (cost $26,834)		27,061

SECURITIES LENDING COLLATERAL - 7.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	22,875,430	22,875
Total Securities Lending Collateral (cost $22,875)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 5.9%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $16,953 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/25/2024, and with a value of $17,293.	$16,953	16,953
Total Repurchase Agreement (cost $16,953) P		309,310

Other Assets and Liabilities - Net		(21,400)

Net Assets		$287,910

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 12

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

FUTURES CONTRACTS: g

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
10-Year Government of Canada Bond	Short	(10)	06/20/2012	$17
10-Year Japan Government Bond	Long	2	06/11/2012	(11)
10-Year U.S. Treasury Note	Long	14	06/20/2012	(17)
5-Year U.S. Treasury Note	Short	(54)	06/29/2012	16
ASX SPI 200 Index	Short	(23)	06/21/2012	(51)
EURO STOXX 50 Index	Long	16	06/15/2012	(11)
FTSE 100 Index	Long	3	06/15/2012	(6)
FTSE MIB Index	Long	12	06/15/2012	(53)
Hang Seng Index	Short	(14)	04/27/2012	42
IBEX 35 Index	Short	(17)	04/20/2012	65
OMX 30 Index	Short	(118)	04/20/2012	32
S&P 500 E-Mini Index	Long	183	06/15/2012	351
S&P TSE 60 Index	Long	9	06/14/2012	7
TOPIX Index	Long	40	06/08/2012	188
U.K. Long Gilt Bond	Short	(7)	06/27/2012	8

				$577

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
U.S. Government Agency Obligation	26 .8%	$82,851
U.S. Government Obligation	21 .0	64,928
Capital Markets	10 .0	30,870
Mortgage-Backed Security	6 .2	19,018
Commercial Banks	2 .1	6,515
Asset-Backed Security	1 .9	6,013
Diversified Financial Services	1 .7	5,359
Oil, Gas & Consumable Fuels	1 .4	4,328
Media	1 .1	3,306
Computers & Peripherals	0 .9	2,868
Insurance	0 .8	2,546
Electric Utilities	0 .8	2,512
Pharmaceuticals	0 .8	2,397
Diversified Telecommunication Services	0 .8	2,332
Software	0 .6	1,871
Consumer Finance	0 .6	1,718
Road & Rail	0 .6	1,710
Energy Equipment & Services	0 .5	1,549
IT Services	0 .5	1,537
Chemicals	0 .5	1,452
Food Products	0 .5	1,424
Real Estate Investment Trusts	0 .4	1,340
Specialty Retail	0 .4	1,219
Industrial Conglomerates	0 .4	1,125
Beverages	0 .4	1,117
Multi-Utilities	0 .3	1,017
Semiconductors & Semiconductor Equipment	0 .3	1,010
Health Care Providers & Services	0 .3	1,004
Aerospace & Defense	0 .3	1,000
Foreign Government Obligation	0 .3	988
Communications Equipment	0 .3	943
Biotechnology	0 .3	927
Household Products	0 .3	876
Food & Staples Retailing	0 .3	869
Tobacco	0 .2	718
Machinery	0 .2	701
Multiline Retail	0 .2	676
Gas Utilities	0 .2	661
Internet Software & Services	0 .2	571
Health Care Equipment & Supplies	0 .2	556
Textiles, Apparel & Luxury Goods	0 .2	556
Metals & Mining	0 .2	549
Hotels, Restaurants & Leisure	0 .1	432

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 13

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investments	Value (000’s)
Electrical Equipment	0.1%	$425
Internet & Catalog Retail	0 .1	372
Automobiles	0 .1	360
Auto Components	0 .1	345
Construction & Engineering	0 .1	341
Independent Power Producers & Energy Traders	0 .1	223
Household Durables	0 .1	214
Wireless Telecommunication Services	0 .1	207
Air Freight & Logistics	0 .1	203
Electronic Equipment & Instruments	0 .1	141
Office Electronics	0.0	¥119
Commercial Services & Supplies	0.0	¥102
Containers & Packaging	0.0	¥102
Municipal Government Obligation	0.0	¥92
Building Products	0.0	¥81
Water Utilities	0.0	¥81
Airlines	0.0	¥37
Life Sciences Tools & Services	0.0	¥36
Construction Materials	0.0	¥24
Real Estate Management & Development	0.0	¥18

Investment Securities, at Value	87.1	269,482
Short-Term Investments	12.9	39,828

Total Investments	100.0%	$309,310

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $22,374.
g	A portion of these securities, in the amount of $2,145, and cash in the amount of $167, has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
▲	Rate shown reflects the yield at 03/30/2012.
*	Floating or variable rate note. Rate is listed as of 03/30/2012.
¥	Percentage rounds to less than 0.1%.
‡	Non-income producing security.
¯	The fund is affiliated with the sub-adviser of the fund.
P	Aggregate cost for federal income tax purposes is $300,237. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,225 and $1,152, respectively. Net unrealized appreciation for tax purposes is $9,073.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2012, these securities aggregated $14,267, or 4.96%, of the fund’s net assets.
ADR	American Depositary Receipt
IO	Interest Only
PO	Principal Only
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 14

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Asset-Backed Securities	$—	$6,013	$—	$6,013
Common Stocks	40,279	128	—	40,407
Corporate Debt Securities	—	28,124	—	28,124
Foreign Government Obligations	—	988	—	988
Investment Companies	27,061	—	—	27,061
Mortgage-Backed Securities	—	19,018	—	19,018
Municipal Government Obligations	—	92	—	92
Repurchase Agreement	—	16,953	—	16,953
Securities Lending Collateral	22,875	—	—	22,875
U.S. Government Agency Obligations	—	82,851	—	82,851
U.S. Government Obligations	—	64,928	—	64,928

Total	$90,215	$219,095	$—	$309,310

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Futures Contracts - Appreciation	$726	$—	$—	$726
Futures Contracts - Depreciation	(149)	—	—	(149)

Total	$577	$—	$—	$577

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended 3/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Series Trust	Page 15	March 31, 2012 Form N-Q

Transamerica Madison Balanced Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 99.1%
Capital Markets - 80.3%
Madison Mosaic Disciplined Equity Fund ¯	86,025	$1,191
Madison Mosaic Institutional Bond Fund ¯	275,533	3,071
MEMBERS Bond Fund ¯	268,847	2,826
MEMBERS Equity Income Fund ¯	75,651	781
MEMBERS International Stock Fund ¯	52,880	561
MEMBERS Large Cap Growth Fund ¯	60,384	1,075
MEMBERS Large Cap Value Fund ¯	79,428	1,078
Transamerica JPMorgan Enhanced Index VP	120,222	1,592
Transamerica Systematic Small/Mid Cap Value VP	13,413	309
Global/International Stocks - 3.6%
Transamerica International Value Opportunities p	62,650	560
Tactical and Specialty - 15.2%
Transamerica Bond p	233,375	2,362

Total Investment Companies (cost $14,907)		15,406

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $200 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 04/01/2025, and with a value of $205.	$200	$200
Total Repurchase Agreement (cost $200)

Total Investment Securities (cost $15,107) P		15,606
Other Assets and Liabilities - Net		(64)

Net Assets		$15,542

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

The fund invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.
¯	The fund is affiliated with the sub-adviser of the fund.
p	The fund invests its assets in the Class I2 shares of the affiliated Transamerica Funds.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $15,107 Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $528 and $29, respectively. Net unrealized appreciation for tax purposes is $499.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$15,406	$—	$—	$15,406
Repurchase Agreement	—	200	—	200

Total	$15,406	$200	$—	$15,606

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended 3/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 1

Transamerica Madison Conservative Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 95.1%
Bonds - 18.2%
Transamerica PIMCO Total Return VP	212,308	$2,516
Capital Markets - 64.9%
Madison Mosaic Disciplined Equity Fund ¯	61,985	858
Madison Mosaic Institutional Bond Fund ¯	247,266	2,757
MEMBERS Bond Fund ¯	266,522	2,802
MEMBERS Equity Income Fund ¯	51,134	528
MEMBERS International Stock Fund ¯	45,756	485
MEMBERS Large Cap Growth Fund ¯	42,646	759
MEMBERS Large Cap Value Fund ¯	56,170	762
Inflation-Protected Securities - 0.8%
Transamerica PIMCO Real Return TIPS VP ‡	9,754	106
Tactical and Specialty - 11.2%
Transamerica Bond p	153,253	1,551

Total Investment Companies (cost $12,969)		13,124

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $34 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, and with a value of $38.	$34	$34
Total Repurchase Agreement (cost $34)

Total Investment Securities (cost $13,003) P		13,158
Other Assets and Liabilities - Net		653

Net Assets		$13,811

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

The fund invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.
¯	The fund is affiliated with the sub-adviser of the fund.
p	The fund invests its assets in the Class I2 shares of the affiliated Transamerica Funds.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $13,003. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $181 and $26, respectively. Net unrealized appreciation for tax purposes is $155.

VALUATION SUMMARY (all amounts in thousands): '

	Level 1 - Quoted	Level 2 - Other Significant Observable	Level 3 - Significant Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2012
Investment Companies	$13,124	$—	$—	$13,124
Repurchase Agreement	—	34	—	34

Total	$13,124	$34	$—	$13,158

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended 3/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 1

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 36.9%
U.S. Treasury Bond
4.38%, 05/15/2041	$250	$301
U.S. Treasury Note
0.38%, 08/31/2012	960	961
1.00%, 09/30/2016	700	702
1.38%, 01/15/2013	1,000	1,009
1.38%, 12/31/2018 ^	600	594
2.00%, 11/15/2021	700	689
2.38%, 10/31/2014	600	629
2.38%, 06/30/2018 ^	500	529
3.13%, 10/31/2016 - 05/15/2021	1,650	1,805

Total U.S. Government Obligations (cost $7,202)		7,219

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.6%
Fannie Mae
4.00%, 02/01/2041 - 04/01/2041	170	178
4.50%, 03/01/2041	40	42
5.00%, 07/01/2035	41	45
Freddie Mac
4.00%, 09/01/2040 - 10/01/2041	163	171
4.50%, 11/01/2039	40	43
Freddie Mac, TBA
4.00%	100	105
Ginnie Mae
4.00%, 12/15/2039	47	50
4.50%, 08/15/2040	64	70

Total U.S. Government Agency Obligations (cost $700)		704

CORPORATE DEBT SECURITIES - 16.8%
Beverages - 0.9%
Coca-Cola Co.
5.35%, 11/15/2017 ^	150	178
Commercial Banks - 0.7%
U.S. Bancorp
4.20%, 05/15/2014 ^	125	134
Consumer Finance - 0.5%
American Express Co.
4.88%, 07/15/2013	100	105
Diversified Financial Services - 0.7%
General Electric Capital Corp.
2.90%, 01/09/2017 ^	125	130
Electrical Equipment - 0.7%
Emerson Electric Co.
5.00%, 04/15/2019	125	144
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.
5.50%, 03/15/2017 ^	150	178
Walgreen Co.
5.25%, 01/15/2019 ^	125	144
Wal-Mart Stores, Inc.
3.25%, 10/25/2020 ^	150	157
Industrial Conglomerates - 0.7%
3M Co.
4.38%, 08/15/2013 ^	125	132
Media - 1.4%
Comcast Corp.
5.15%, 03/01/2020 ^	150	172
Walt Disney Co.
4.50%, 12/15/2013	100	107

	Principal (000’s)	Value (000’s)
Oil, Gas & Consumable Fuels - 3.5%
ConocoPhillips
5.75%, 02/01/2019 ^	$125	$152
Devon Energy Corp.
6.30%, 01/15/2019 ^	150	183
Marathon Oil Corp.
6.00%, 10/01/2017	150	175
Valero Energy Corp.
6.13%, 06/15/2017 ^	150	173
Pharmaceuticals - 2.3%
Abbott Laboratories
5.60%, 11/30/2017 ^	150	181
Eli Lilly & Co.
4.20%, 03/06/2014 ^	100	107
Pfizer, Inc.
5.35%, 03/15/2015 ^	150	170
Road & Rail - 0.8%
Norfolk Southern Corp.
3.25%, 12/01/2021 ^	150	151
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.
1.95%, 10/01/2016 ^	150	154
Software - 1.3%
Microsoft Corp.
3.00%, 10/01/2020	150	158
Oracle Corp.
4.95%, 04/15/2013	100	105

Total Corporate Debt Securities (cost $3,267)		3,290

	Shares	Value (000’s)
COMMON STOCKS - 38.6%
Aerospace & Defense - 1.0%
Boeing Co. ^	1,460	108
Lockheed Martin Corp. ^	933	84
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. - Class B ^	1,683	136
Beverages - 2.4%
Coca-Cola Co. ^	1,598	118
Diageo PLC ADR	1,033	100
PepsiCo, Inc.	3,655	242
Capital Markets - 1.7%
Bank of New York Mellon Corp. ^	3,743	90
BlackRock, Inc. - Class A ^	686	141
Northern Trust Corp. ^	2,004	95
Chemicals - 0.6%
Air Products & Chemicals, Inc. ^	1,368	126
Commercial Banks - 2.3%
M&T Bank Corp. ^	1,232	107
U.S. Bancorp ^	4,772	151
Wells Fargo & Co.	5,727	196
Commercial Services & Supplies - 0.4%
Waste Management, Inc. ^	2,471	86
Diversified Telecommunication Services - 1.4%
AT&T, Inc. ^	8,753	273
Electric Utilities - 1.3%
Exelon Corp.	3,673	144
FirstEnergy Corp. ^	2,295	105
Electrical Equipment - 0.4%
Emerson Electric Co.	1,587	83
Energy Equipment & Services - 0.9%
Ensco PLC ADR	3,157	167
Food & Staples Retailing - 0.8%
Sysco Corp. ^	2,816	84
Wal-Mart Stores, Inc. ^	1,323	81

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 1

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Food Products - 0.7%
Nestle SA ADR ^	2,026	$128
Health Care Equipment & Supplies - 1.3%
Becton Dickinson and Co. ^	1,058	82
Medtronic, Inc. ^	4,459	175
Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp. ^	1,202	118
Household Products - 0.9%
Procter & Gamble Co. ^	2,542	171
Industrial Conglomerates - 1.0%
3M Co.	2,264	202
Insurance - 2.6%
Axis Capital Holdings, Ltd. ^	3,794	126
PartnerRe, Ltd.	1,851	126
Travelers Cos., Inc.	4,321	255
IT Services - 2.0%
Broadridge Financial Solutions, Inc. ^	5,008	119
International Business Machines Corp.	430	90
Paychex, Inc. ^	3,602	112
Western Union Co. ^	4,332	76
Machinery - 0.5%
Illinois Tool Works, Inc. ^	1,620	93
Media - 1.5%
Omnicom Group, Inc. ^	2,454	124
Time Warner, Inc. ^	4,407	167
Multiline Retail - 0.9%
Target Corp. ^	3,091	180
Oil, Gas & Consumable Fuels - 3.5%
Chevron Corp. ^	3,259	349
ConocoPhillips	4,393	334
Pharmaceuticals - 4.6%
Johnson & Johnson ^	3,877	256
Merck & Co., Inc. ^	6,358	244
Novartis AG ADR	1,356	75
Pfizer, Inc. ^	15,507	351

	Shares	Value (000’s)
Road & Rail - 0.6%
Norfolk Southern Corp.	1,703	$112
Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp. ^	8,683	244
Linear Technology Corp. ^	3,091	104
Software - 1.7%
Microsoft Corp.	10,191	329
Tobacco - 0.5%
Philip Morris International, Inc.	1,065	94

Total Common Stocks (cost $6,965)		7,553

SECURITIES LENDING COLLATERAL - 25.4%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.31% ▲	4,955,556	4,956
Total Securities Lending Collateral (cost $4,956)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 3.5%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $676 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $691.	$676	676
Total Repurchase Agreement (cost $676)

Total Investment Securities (cost $23,766) P		24,398
Other Assets and Liabilities - Net		(4,848)

Net Assets		$19,550

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $4,848.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $23,766. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $675 and $43, respectively. Net unrealized appreciation for tax purposes is $632.

DEFINITIONS:

ADR	American Depositary Receipt
TBA	To Be Announced

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$7,083	$470	$—	$7,553
Corporate Debt Securities	—	3,290	—	3,290
Repurchase Agreement	—	676	—	676
Securities Lending Collateral	4,956	—	—	4,956
U.S. Government Agency Obligations	—	704	—	704
U.S. Government Obligations	—	7,219	—	7,219

Total	$12,039	$12,359	$—	$24,398

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended 3/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 2

Transamerica Madison Large Cap Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 85.2%
Aerospace & Defense - 1.9%
Boeing Co.	974	$72
Air Freight & Logistics - 2.3%
Expeditors International of Washington, Inc. ^	443	21
United Parcel Service, Inc. - Class B ^	800	64
Beverages - 3.2%
Diageo PLC ADR	481	46
PepsiCo, Inc.	1,064	71
Biotechnology - 1.4%
Celgene Corp. ‡	654	51
Capital Markets - 1.9%
T. Rowe Price Group, Inc. ^	1,089	71
Chemicals - 3.0%
Ecolab, Inc. ^	656	40
International Flavors & Fragrances, Inc. ^	1,219	72
Communications Equipment - 4.4%
Acme Packet, Inc. ‡^	1,017	28
QUALCOMM, Inc.	1,734	118
Riverbed Technology, Inc. ‡^	637	18
Computers & Peripherals - 9.2%
Apple, Inc. ‡	458	275
EMC Corp. ‡^	982	29
SanDisk Corp. ‡	663	33
Diversified Financial Services - 1.9%
IntercontinentalExchange, Inc. ‡	519	71
Electrical Equipment - 3.7%
Emerson Electric Co. ^	1,036	54
Roper Industries, Inc. ^	681	67
Sensata Technologies Holding NV ‡^	467	16
Electronic Equipment & Instruments - 0.4%
FLIR Systems, Inc. ^	604	15
Energy Equipment & Services - 4.2%
Ensco PLC ADR	584	31
Schlumberger, Ltd. ^	1,788	125
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	676	61
Food Products - 0.2%
Mead Johnson Nutrition Co. - Class A	96	8
Health Care Equipment & Supplies - 1.5%
Becton Dickinson and Co. ^	520	41
CareFusion Corp. ‡^	629	16
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. ‡	900	15
Cerner Corp. ‡^	318	24
Hotels, Restaurants & Leisure - 5.4%
Ctrip.com International, Ltd. ADR ‡^	1,480	32
Panera Bread Co. - Class A ‡^	370	60
Starbucks Corp. ^	1,006	56
Yum! Brands, Inc. ^	734	52
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. ‡^	162	33
NetFlix, Inc. ‡	65	7
priceline.com, Inc. ‡^	32	23
Internet Software & Services - 4.2%
Google, Inc. - Class A ‡	225	144
OpenTable, Inc. ‡^	315	13
IT Services - 5.1%
Accenture PLC - Class A ^	1,498	97
Paychex, Inc. ^	637	20
Sapient Corp. ^	1,320	16
Visa, Inc. - Class A ^	467	55
Media - 3.5%
Comcast Corp. - Class A ^	1,585	48
Omnicom Group, Inc. ^	953	48
Walt Disney Co. ^	799	35
Metals & Mining - 1.8%
Molycorp, Inc. ‡^	1,958	66

	Shares	Value (000’s)
Multiline Retail - 0.8%
JC Penney Co., Inc. ^	806	$29
Oil, Gas & Consumable Fuels - 7.1%
Apache Corp. ^	217	22
Exxon Mobil Corp. ^	2,151	187
Occidental Petroleum Corp.	275	26
World Fuel Services Corp. ^	585	24
Pharmaceuticals - 2.3%
Allergan, Inc. ^	347	33
Johnson & Johnson	771	51
Professional Services - 1.1%
Nielsen Holdings NV ‡	1,365	41
Real Estate Management & Development - 1.8%
Brookfield Asset Management, Inc. - Class A	2,159	68
Semiconductors & Semiconductor Equipment - 1.7%
Cavium, Inc. ‡^	1,396	43
Cree, Inc. ‡^	561	18
Software - 5.7%
Ariba, Inc. ‡	235	8
MICROS Systems, Inc. ‡^	353	20
Microsoft Corp.	4,534	145
Nuance Communications, Inc. ‡^	896	23
SAP AG ADR	230	16
Specialty Retail - 1.0%
CarMax, Inc. ‡^	1,101	38

Total Common Stocks (cost $2,893)		3,150

SECURITIES LENDING COLLATERAL - 24.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	889,720	890
Total Securities Lending Collateral (cost $890)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 9.0%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $333 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 04/01/2025, and with a value of $342.	$333	333
Total Repurchase Agreement (cost $333)

Total Investment Securities (cost $4,116) P		4,373
Other Assets and Liabilities - Net		(677)

Net Assets		$3,696

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 1

Transamerica Madison Large Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $870.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $4,116. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $293 and $36, respectively. Net unrealized appreciation for tax purposes is $257.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$3,025	$125	$—	$3,150
Repurchase Agreement	—	333	—	333
Securities Lending Collateral	890	—	—	890

Total	$3,915	$458	$—	$4,373

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 2

Transamerica Madison Moderate Growth Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 95.3%
Bonds - 9.6%
Transamerica PIMCO Total Return VP	14,679	$174
Capital Markets - 71.1%
Madison Mosaic Disciplined Equity Fund ¯	11,288	156
Madison Mosaic Institutional Bond Fund ¯	14,145	159
MEMBERS Bond Fund ¯	13,232	139
MEMBERS Equity Income Fund ¯	10,075	104
MEMBERS Large Cap Growth Fund ¯	8,506	151
MEMBERS Large Cap Value Fund ¯	11,302	153
MEMBERS MID Cap Fund ¯	14,067	106
Transamerica JPMorgan Enhanced Index VP	16,499	219
Transamerica Systematic Small/Mid Cap Value VP	748	17
Vanguard FTSE All-World ex-US ETF	1,894	84
Global/International Stocks - 4.6%
Transamerica International Value Opportunities p	9,359	84
Tactical and Specialty - 10.0%
Transamerica Bond p	18,033	182

Total Investment Companies (cost $1,656)		1,728

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co.
0.03% ▲, dated 03/30/2012, to be repurchased at $10 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $12.	$10	$10
Total Repurchase Agreement (cost $10 )

Total Investment Securities (cost $ 1,666) P		1,738
Other Assets and Liabilities - Net		74

Net Assets		$1,812

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

The fund invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.
¯	The fund is affiliated with the sub-adviser of the fund.
p	The fund invests its assets in the Class I2 shares of the affiliated Transamerica Funds.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $1,666. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $74 and $2, respectively. Net unrealized appreciation for tax purposes is $72.

DEFINITION:

ETF	Exchange-Traded Fund

VALUATION SUMMARY (all amounts in thousands):

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$1,728	$—	$—	$1,728
Repurchase Agreement	—	10	—	10

Total	$1,728	$10	$—	$1,738

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended 3/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	Page 1	March 31, 2012 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 98.5%
Australia - 2.7%
QBE Insurance Group, Ltd.	209,266	$3,072
Westpac Banking Corp. ^	111,070	2,518
Brazil - 2.1%
BM&FBovespa SA	302,000	1,860
Tim Participacoes SA ADR ^	77,790	2,509
Canada - 2.1%
Canadian National Railway Co.	54,820	4,354
Czech Republic - 1.0%
Komercni Banka AS	10,155	2,022
France - 12.1%
Air Liquide SA	31,019	4,135
Dassault Systemes SA	13,358	1,229
Groupe Danone SA	61,474	4,288
Legrand SA	64,920	2,389
LVMH Moet Hennessy Louis Vuitton SA	29,992	5,153
Pernod-Ricard SA	36,478	3,814
Schneider Electric SA	65,107	4,254
Germany - 11.8%
Bayer AG	61,353	4,315
Beiersdorf AG	65,577	4,279
Deutsche Boerse AG	26,989	1,817
Linde AG	43,447	7,797
Merck KGaA	23,508	2,602
SAP AG	59,993	4,190
Hong Kong - 3.5%
AIA Group, Ltd.	516,000	1,890
China Unicom, Ltd.	1,088,000	1,836
CNOOC, Ltd.	545,000	1,120
Li & Fung, Ltd.	1,084,000	2,488
India - 1.8%
ICICI Bank, Ltd. ADR	74,560	2,600
Infosys, Ltd. ADR ^	23,840	1,360
Japan - 13.6%
Canon, Inc.	81,000	3,826
Denso Corp. ^	98,500	3,290
FANUC Corp. ^	16,300	2,891
Honda Motor Co., Ltd. ^	74,000	2,812
Hoya Corp. ^	99,800	2,241
INPEX Corp.	564	3,810
Lawson, Inc. ^	62,500	3,934
NTT DoCoMo, Inc. ^	566	940
Shin-Etsu Chemical Co., Ltd. ^	83,500	4,822
Korea, Republic of - 1.6%
Samsung Electronics Co., Ltd.	3,040	3,421
Netherlands - 8.3%
Akzo Nobel NV	59,062	3,487
Heineken NV	115,541	6,422
ING Groep NV ‡	472,646	3,937
Randstad Holding NV ^	77,023	2,906
Wolters Kluwer NV	50,000	947
Singapore - 0.3%
Singapore Telecommunications, Ltd.	276,700	693
South Africa - 0.5%
MTN Group, Ltd.	60,857	1,071
Spain - 2.8%
Amadeus IT Holding SA - Class A	142,298	2,685
Banco Santander SA	285,424	2,196
Red Electrica Corp. SA	20,480	1,002
Sweden - 0.8%
Hennes & Mauritz AB - Class B	46,480	1,682
Switzerland - 10.9%
Cie Financiere Richemont SA	18,145	1,138
Givaudan SA ‡	1,052	1,014
Julius Baer Group, Ltd. ‡	98,944	3,994
Nestle SA	100,667	6,334

	Shares	Value (000’s)
Switzerland (continued)
Roche Holding AG	21,988	$3,827
Sonova Holding AG ‡	12,165	1,351
Swiss Re AG ‡	23,703	1,514
Synthes, Inc. - 144A	5,387	935
UBS AG ‡	215,000	3,013
Taiwan - 3.0%
Hon Hai Precision Industry Co., Ltd.	545,900	2,118
HTC Corp.	55,550	1,124
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	203,497	3,109
United Kingdom - 19.4%
Barclays PLC	380,703	1,433
BG Group PLC	74,876	1,734
Burberry Group PLC	52,693	1,262
Compass Group PLC	370,570	3,885
Diageo PLC	185,409	4,456
Hays PLC	711,584	960
HSBC Holdings PLC	765,319	6,792
Reckitt Benckiser Group PLC	51,665	2,920
Rio Tinto PLC	50,590	2,788
Royal Dutch Shell PLC - Class A	107,814	3,765
Smiths Group PLC	118,604	1,996
Standard Chartered PLC	153,637	3,835
TESCO PLC	107,445	567
WPP PLC	298,904	4,085
United States - 0.2%
Delphi Automotive PLC ‡^	13,860	438

Total Common Stocks (cost $186,337)		207,293

SECURITIES LENDING COLLATERAL - 8.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	17,992,262	17,992
Total Securities Lending Collateral (cost $17,992)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $2,283 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $2,330.	$2,283	2,283

Total Repurchase Agreement (cost $2,283)

Total Investment Securities (cost $206,612) P		227,568
Other Assets and Liabilities - Net		(17,014)

Net Assets		$210,554

The notes are an integral part of this report.
Transamerica Series Trust	Page 1	March 31, 2012 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Commercial Banks	9.4%	$21,395
Chemicals	9 .3	21,255
Beverages	6 .5	14,692
Pharmaceuticals	4 .7	10,744
Food Products	4 .7	10,622
Oil, Gas & Consumable Fuels	4 .6	10,429
Diversified Financial Services	3 .4	7,615
Textiles, Apparel & Luxury Goods	3 .3	7,553
Capital Markets	3 .1	7,007
Electrical Equipment	2 .9	6,643
Semiconductors & Semiconductor Equipment	2 .9	6,530
Insurance	2 .8	6,476
Software	2 .4	5,419
Media	2 .2	5,032
Wireless Telecommunication Services	2 .0	4,520
Food & Staples Retailing	2 .0	4,501
Electronic Equipment & Instruments	1 .9	4,359
Road & Rail	1 .9	4,354
Personal Products	1 .9	4,279
IT Services	1 .8	4,045
Hotels, Restaurants & Leisure	1 .7	3,885
Professional Services	1 .7	3,866
Office Electronics	1 .7	3,826
Auto Components	1 .6	3,728
Household Products	1 .3	2,920
Machinery	1 .3	2,891
Automobiles	1 .2	2,812
Metals & Mining	1 .2	2,788
Diversified Telecommunication Services	1 .1	2,529
Distributors	1 .1	2,488
Health Care Equipment & Supplies	1 .0	2,286
Industrial Conglomerates	0 .9	1,996
Specialty Retail	0 .7	1,682
Communications Equipment	0 .5	1,124
Electric Utilities	0 .4	1,002

Investment Securities, at Value	91.1	207,293
Short-Term Investments	8 .9	20,275

Total Investments	100.0%	$227,568

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $17,181.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $206,612. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $30,241 and $9,285, respectively. Net unrealized appreciation for tax purposes is $20,956.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2012, these securities aggregated $935, or 0.44%, of the fund’s net assets.
ADR	American Depositary Receipt

The notes are an integral part of this report.
Transamerica Series Trust	Page 2	March 31, 2012 Form N-Q

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$9,161	$198,132	$—	$207,293
Repurchase Agreement	—	2,283	—	2,283
Securities Lending Collateral	17,992	—	—	17,992

Total	$27,153	$200,415	$—	$227,568

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	Page 3	March 31, 2012 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCKS - 0.5%
Germany - 0.5%
Henkel AG & Co., KGaA , 1.28% ▲	3,799	$278
Porsche Automobil Holding SE , 1.11% ▲	762	45
ProSiebenSat.1 Media AG , 5.89% ▲	3,316	85
RWE AG , 10.38% ▲	172	8
Volkswagen AG, 1.69% ▲	2,365	416
Korea, Republic of - 0.0% ¥
Samsung Electronics Co., Ltd. , 0.69% ▲	34	24

Total Preferred Stocks (cost $844)		856

COMMON STOCKS - 79.3%
Australia - 5.2%
AGL Energy, Ltd.	2,720	42
Alumina, Ltd.	22,198	28
Amcor, Ltd.	12,713	98
AMP, Ltd.	27,221	122
Asciano, Ltd.	1,283	7
ASX, Ltd.	1,383	48
Australia & New Zealand Banking Group, Ltd.	46,505	1,121
BHP Billiton, Ltd.	50,008	1,792
Boral, Ltd.	7,801	33
Brambles, Ltd.	6,022	44
Caltex Australia, Ltd.	1,871	27
Coca-Cola Amatil, Ltd.	2,399	31
Commonwealth Bank of Australia ^	12,111	629
CSL, Ltd.	1,482	55
CSR, Ltd. ^	3,390	6
DuluxGroup, Ltd. ^	4,923	15
Echo Entertainment Group, Ltd.	1,690	8
Fortescue Metals Group, Ltd. ^	20,233	122
GPT Group REIT	17,934	58
Iluka Resources, Ltd. ^	457	8
Incitec Pivot, Ltd.	25,240	82
Insurance Australia Group, Ltd.	24,033	85
James Hardie Industries SE	5,837	46
Leighton Holdings, Ltd. ^	749	17
Lend Lease Corp., Ltd.	2,142	17
Macquarie Group, Ltd.	3,468	104
National Australia Bank, Ltd.	16,546	422
Newcrest Mining, Ltd.	20,817	640
OneSteel, Ltd. ^	11,776	15
Orica, Ltd.	5,386	156
Origin Energy, Ltd.	5,465	76
OZ Minerals, Ltd.	4,106	42
QBE Insurance Group, Ltd.	10,935	161
QR National, Ltd.	1,574	6
Rio Tinto, Ltd. ^	4,403	298
Santos, Ltd.	3,337	49
Sims Metal Management, Ltd. ^	2,313	35
Sonic Healthcare, Ltd.	595	8
Stockland REIT	29,025	88
Suncorp Group, Ltd.	12,467	108
TABCORP Holdings, Ltd.	1,732	5
Telstra Corp., Ltd.	13,909	47
Transurban Group	5,080	30
Treasury Wine Estates, Ltd.	2,879	12
Wesfarmers, Ltd.	2,888	90
Westfield Group REIT	16,479	151
Westfield Retail Trust REIT	28,800	77
Westpac Banking Corp. ^	21,294	483
Woodside Petroleum, Ltd.	2,944	106
Woolworths, Ltd.	5,686	153
WorleyParsons, Ltd.	218	6
Austria - 0.4%
Erste Group Bank AG	3,626	84
OMV AG	4,055	144

	Shares	Value (000’s)
Austria (continued)
Raiffeisen Bank International AG	488	$17
Telekom Austria AG	10,239	119
Verbund AG	2,098	64
Vienna Insurance Group AG	1,049	46
Voestalpine AG	3,603	121
Belgium - 0.4%
Ageas	3,888	9
Anheuser-Busch InBev NV	7,167	524
Anheuser-Busch InBev NV - STRIP VVPR ‡	2,616	♦
Belgacom SA	1,075	35
Delhaize Group SA	752	40
Groupe Bruxelles Lambert SA	1,118	87
Mobistar SA	814	41
NV Bekaert SA	1,166	38
Solvay SA - Class A	457	54
UCB SA	1,027	44
Umicore SA	972	54
Brazil - 0.1%
All America Latina Logistica SA	4,800	24
Banco do Brasil SA	3,900	55
BRF - Brasil Foods SA ‡	6,940	137
Canada - 0.9%
Agnico-Eagle Mines, Ltd.	2,300	77
Barrick Gold Corp.	13,200	574
Centerra Gold, Inc.	2,300	36
Eldorado Gold Corp.	7,400	102
Franco-Nevada Corp.	1,800	77
Goldcorp, Inc. ^	10,500	473
IAMGOLD Corp.	5,000	67
Kinross Gold Corp.	15,000	147
New Gold, Inc. ‡	6,000	59
Osisko Mining Corp. ‡	4,600	53
Denmark - 0.6%
A.P. Moller - Maersk A/S - Class B	22	170
DSV A/S ^	3,219	73
Novo Nordisk A/S - Class B ^	4,354	603
Novozymes A/S	4,375	127
TDC A/S	10,871	79
Vestas Wind Systems A/S ‡^	2,294	23
Finland - 1.2%
Elisa OYJ	3,573	86
Fortum OYJ	7,830	190
Kesko OYJ - Class B	5,555	180
Kone OYJ - Class B	2,504	139
Metso OYJ ^	8,695	372
Neste Oil OYJ ^	4,733	58
Nokia OYJ	74,654	406
Sampo OYJ - Class A	3,528	102
Stora Enso OYJ - Class R	8,720	65
UPM-Kymmene OYJ ^	13,840	188
Wartsila OYJ Abp	1,973	74
France - 3.0%
Accor SA	942	34
Air Liquide SA	924	123
Alcatel-Lucent ‡^	10,087	23
Alstom SA	5,741	224
AtoS	183	11
AXA SA	5,906	98
BNP Paribas SA	7,161	340
Bouygues SA ^	7,590	232
Capital Gemini SA	662	30
Carrefour SA	3,325	80
Casino Guichard Perrachon SA	448	44
Cie de St-Gobain	821	37
Cie Generale de Geophysique-Veritas ‡	4,932	146

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 1

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
France (continued)
Cie Generale des Etablissements Michelin - Class B	479	$36
Cie Generale D’optique Essilor International SA	843	75
CNP Assurances	1,310	20
Credit Agricole SA	3,925	24
Dassault Systemes SA	282	26
Edenred	942	28
EDF SA	583	13
Eurazeo NPV	331	17
European Aeronautic Defence and Space Co., NV	1,238	51
Fonciere Des Regions REIT	203	16
France Telecom SA	5,911	88
GDF Suez	4,273	110
Gecina SA REIT ^	164	17
Groupe Danone SA	5,262	367
Hermes International ^	75	25
ICADE REIT	200	18
Imerys SA	281	17
Klepierre REIT	755	26
Lafarge SA	3,310	158
Lagardere SCA	888	27
L’Oreal SA	297	37
LVMH Moet Hennessy Louis Vuitton SA	263	45
Neopost SA ^	265	17
Pernod-Ricard SA	296	31
Peugeot SA	1,164	19
PPR SA	535	92
Publicis Groupe SA	650	36
Renault SA	487	26
Safran SA	520	19
Sanofi	7,588	589
Schneider Electric SA	3,595	235
SCOR SE	2,292	62
SES SA	1,616	40
Societe BIC SA	261	26
Societe Generale SA	4,173	122
Societe Television Francaise 1	4,831	59
Sodexo	539	44
STMicroelectronics NV	3,649	30
Technip SA	2,159	255
Thales SA ^	457	17
Total SA	15,282	779
Unibail-Rodamco SE REIT	930	185
Vallourec SA	311	20
Veolia Environnement SA	1,849	31
Vinci SA	4,430	231
Vivendi SA	8,296	152
Germany - 9.6%
Adidas AG	1,965	153
Allianz SE	6,653	795
BASF SE	13,364	1,169
Bayer AG	18,949	1,333
Bayerische Motoren Werke AG	5,227	470
Beiersdorf AG	4,210	274
Celesio AG	5,841	106
Commerzbank AG ‡	7,140	18
Continental AG ‡	557	53
Daimler AG	13,459	812
Deutsche Bank AG	7,035	350
Deutsche Boerse AG	5,742	387
Deutsche Lufthansa AG	1,636	23
Deutsche Post AG	26,850	517
Deutsche Telekom AG	46,495	560
E.ON AG	37,362	895
Fresenius Medical Care AG & Co., KGaA	4,443	314
Fresenius SE & Co. KGaA	2,788	286
GEA Group AG	838	29

	Shares	Value (000’s)
Germany (continued)
Hannover Rueckversicherung AG	1,552	$92
HeidelbergCement AG	2,094	127
Henkel AG & Co., KGaA	4,143	259
Hochtief AG	1,308	79
Infineon Technologies AG	24,714	253
K+S AG	3,760	197
Lanxess AG	2,576	213
Linde AG	2,614	469
Merck KGaA	289	32
Metro AG	3,203	124
Muenchener Rueckversicherungs AG	2,870	434
RWE AG	8,589	410
SAP AG	17,365	1,213
Siemens AG	21,084	2,127
ThyssenKrupp AG ^	3,460	86
Volkswagen AG	610	98
Hong Kong - 0.0% ¥
China Merchants Holdings International Co., Ltd.	27	♦
Henderson Land Development Co., Ltd.	82	♦
Hong Kong Exchanges & Clearing, Ltd. ^	66	1
Skyworth Digital Holdings, Ltd.	58	♦
Indonesia - 0.0% ¥
Adaro Energy PT	45,600	10
Astra International PT	8,500	69
Bank Central Asia PT	52,500	46
Bank Danamon	13,500	7
Bank Mandiri Persero PT	40,000	30
Bank Negara Indonesia Persero PT	34,500	15
Bank Rakyat Indonesia Persero PT	48,500	37
Bumi Resources PT	79,000	20
Charoen Pokphand Indonesia PT	37,000	11
Gudang Garam	2,500	15
Indo Tambangraya Megah PT	1,900	9
Indocement Tunggal Prakarsa PT	6,500	13
Indofood Sukses Makmur PT	20,000	11
Kalbe Farma PT	22,500	9
Perusahaan Gas Negara PT	46,500	19
Semen Gresik Persero PT	15,500	21
Tambang Batubara Bukit Asam PT	3,500	8
Telekomunikasi Indonesia PT	42,000	32
Unilever Indonesia PT	6,500	14
United Tractors PT	7,621	28
Italy - 0.3%
ENI SpA	5,162	121
Saipem SpA	3,944	204
Tenaris SA	9,899	189
Japan - 17.6%
Advantest Corp. ^	3,300	52
AEON Mall Co., Ltd.	4,500	105
Aisin Seiki Co., Ltd.	4,300	151
Amada Co., Ltd. ^	4,000	27
Asahi Glass Co., Ltd.	12,000	102
Asahi Group Holdings, Ltd.	7,000	155
Asahi Kasei Corp. ^	17,000	105
Astellas Pharma, Inc. ^	8,300	341
Bank of Kyoto, Ltd. ^	4,000	36
Bank of Yokohama, Ltd. ^	18,000	90
Benesse Holdings, Inc. ^	400	20
Bridgestone Corp.	20,000	484
Canon, Inc.	8,400	396
Casio Computer Co., Ltd. ^	6,400	46
Central Japan Railway Co. ^	19	157
Chiba Bank, Ltd. ^	8,000	51
Chubu Electric Power Co., Inc. ^	2,900	52
Chugai Pharmaceutical Co., Ltd. ^	4,100	76
Citizen Holdings Co., Ltd. ^	6,000	38
Credit Saison Co., Ltd. ^	1,900	38

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 2

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Japan (continued)
DAI Nippon Printing Co., Ltd. ^	5,000	$51
Daicel Corp. ^	2,000	13
Daiichi Sankyo Co., Ltd. ^	21,900	399
Daikin Industries, Ltd. ^	4,800	130
Daito Trust Construction Co., Ltd. ^	2,000	180
Daiwa House Industry Co., Ltd.	12,000	159
Daiwa Securities Group, Inc. ^	24,000	95
Denki Kagaku Kogyo KK	6,000	24
Denso Corp. ^	17,900	597
East Japan Railway Co. ^	4,300	271
Eisai Co., Ltd. ^	4,000	159
FamilyMart Co., Ltd.	1,599	68
FANUC Corp. ^	3,500	621
Fast Retailing Co., Ltd. ^	2,300	524
FUJIFILM Holdings Corp. ^	13,600	319
Fujitsu, Ltd. ^	54,000	285
Fukuoka Financial Group, Inc. ^	11,000	49
Furukawa Electric Co., Ltd.	9,000	24
GS Yuasa Corp. ^	6,000	33
Hirose Electric Co., Ltd. ^	600	63
Hisamitsu Pharmaceutical Co., Inc. ^	1,100	52
Hitachi Construction Machinery Co., Ltd. ^	4,200	93
Hitachi, Ltd. ^	43,000	276
Hokuhoku Financial Group, Inc. ^	18,000	34
Honda Motor Co., Ltd. ^	25,400	964
Hoya Corp. ^	5,200	117
Ibiden Co., Ltd. ^	4,200	107
IHI Corp. ^	14,000	35
INPEX Corp. ^	35	236
ITOCHU Corp.	18,100	197
ITOCHU Techno-Solutions Corp. ^	600	27
Japan Real Estate Investment Corp. REIT	12	106
Japan Retail Fund Investment Corp. REIT	42	62
Japan Tobacco, Inc. ^	81	456
JFE Holdings, Inc.	4,400	95
JGC Corp. ^	11,000	340
Joyo Bank, Ltd. ^	11,000	50
JS Group Corp.	2,400	50
JSR Corp. ^	2,400	48
JX Holdings, Inc. ^	30,700	190
Kajima Corp. ^	14,000	43
Kaneka Corp. ^	4,000	24
Kansai Electric Power Co., Inc. ^	5,200	81
Kawasaki Heavy Industries, Ltd. ^	14,000	43
Kawasaki Kisen Kaisha, Ltd. ‡ ^	59,000	130
Keikyu Corp. ^	4,000	35
KEIO Corp. ^	2,000	14
Keyence Corp.	1,562	367
Kintetsu Corp. ^	20,000	76
Kirin Holdings Co., Ltd.	11,000	142
Kobe Steel, Ltd. ^	32,000	52
Komatsu, Ltd. ^	18,600	530
Konami Corp. ^	2,300	65
Konica Minolta Holdings, Inc. ^	9,000	79
Kubota Corp. ^	28,000	269
Kuraray Co., Ltd. ^	5,000	71
Kurita Water Industries, Ltd. ^	800	20
Kyocera Corp. ^	4,600	421
Kyushu Electric Power Co., Inc. ^	1,700	24
Mabuchi Motor Co., Ltd. ^	1,200	54
Makita Corp. ^	1,600	64
Marubeni Corp. ^	21,000	151
Mitsubishi Chemical Holdings Corp.	19,500	104
Mitsubishi Corp. ^	21,700	504
Mitsubishi Electric Corp. ^	39,000	345
Mitsubishi Estate Co., Ltd.	29,000	517
Mitsubishi Heavy Industries, Ltd. ^	31,000	150
Mitsubishi Materials Corp. ^	24,000	76

	Shares	Value (000’s)
Japan (continued)
Mitsubishi Tanabe Pharma Corp. ^	4,300	$60
Mitsubishi UFJ Financial Group, Inc. ^	63,208	315
Mitsui & Co., Ltd. ^	14,400	236
Mitsui Chemicals, Inc. ^	7,000	21
Mitsui Fudosan Co., Ltd.	20,000	383
Mitsui O.S.K. Lines, Ltd. ^	21,000	91
Mizuho Financial Group, Inc. ^	206,300	336
MS&AD Insurance Group Holdings ^	6,200	127
Murata Manufacturing Co., Ltd. ^	2,600	154
Nabtesco Corp. ^	1,600	33
NEC Corp. ‡	35,000	73
NGK Insulators, Ltd.	9,000	128
NGK Spark Plug Co., Ltd.	2,000	29
Nidec Corp. ^	1,200	109
Nikon Corp. ^	4,500	137
Nintendo Co., Ltd. ^	1,700	256
Nippon Building Fund, Inc. REIT	15	142
Nippon Electric Glass Co., Ltd. ^	13,000	113
Nippon Express Co., Ltd.	14,000	55
Nippon Paper Group, Inc. ^	3,300	69
Nippon Sheet Glass Co., Ltd. ^	7,000	11
Nippon Steel Corp. ^	56,000	154
Nippon Telegraph & Telephone Corp.	3,000	136
Nippon Yusen KK ^	16,000	50
Nishi-Nippon City Bank, Ltd.	6,000	17
Nissan Motor Co., Ltd. ^	28,700	305
Nitto Denko Corp. ^	3,100	125
NKSJ Holdings, Inc. ^	2,500	56
Nomura Holdings, Inc. ^	29,800	132
Nomura Research Institute, Ltd. ^	2,000	49
NSK, Ltd. ^	8,000	62
NTN Corp. ^	7,000	30
NTT Data Corp. ^	21	73
NTT DoCoMo, Inc. ^	47	78
Obayashi Corp. ^	12,000	52
OJI Paper Co., Ltd. ^	30,000	145
Omron Corp. ^	5,700	123
Ono Pharmaceutical Co., Ltd. ^	1,400	78
Oracle Corp. Japan	1,000	38
Oriental Land Co., Ltd. ^	800	86
ORIX Corp. ^	270	26
Osaka Gas Co., Ltd. ^	13,000	52
Otsuka Holdings Co., Ltd. ^	4,400	130
Panasonic Corp. ^	41,800	384
Resona Holdings, Inc. ^	3,800	17
ROHM Co., Ltd.	1,900	94
Santen Pharmaceutical Co., Ltd. ^	1,400	60
SBI Holdings, Inc. ^	199	19
Secom Co., Ltd. ^	1,800	88
Seiko Epson Corp. ^	5,100	71
Sekisui Chemical Co., Ltd.	5,000	43
Sekisui House, Ltd.	12,000	118
Seven & I Holdings Co., Ltd.	9,000	267
Sharp Corp. ^	11,000	80
Shimamura Co., Ltd.	200	22
Shimano, Inc. ^	2,500	150
Shimizu Corp. ^	12,000	48
Shin-Etsu Chemical Co., Ltd.	8,100	468
Shinsei Bank, Ltd.	15,000	20
Shionogi & Co., Ltd. ^	5,400	75
Shiseido Co., Ltd. ^	6,000	104
Shizuoka Bank, Ltd. ^	8,000	82
Showa Denko KK ^	11,000	25
Showa Shell Sekiyu KK ^	1,400	9
SMC Corp. ^	1,400	223
Softbank Corp. ^	17,100	505
Sony Corp. ^	13,700	282
Stanley Electric Co., Ltd.	4,000	64

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 3

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Japan (continued)
Sumitomo Chemical Co., Ltd. ^	19,000	$81
Sumitomo Corp. ^	9,500	137
Sumitomo Electric Industries, Ltd.	5,900	81
Sumitomo Heavy Industries, Ltd. ^	6,000	33
Sumitomo Metal Industries, Ltd.	35,000	71
Sumitomo Metal Mining Co., Ltd.	20,000	281
Sumitomo Mitsui Financial Group, Inc. ^	12,100	398
Sumitomo Mitsui Trust Holdings, Inc. ^	81,000	258
Sumitomo Realty & Development Co., Ltd.	9,000	217
Suzuki Motor Corp. ^	7,400	177
Sysmex Corp. ^	1,700	69
T&D Holdings, Inc. ^	5,100	59
Taisei Corp. ^	14,000	37
Takeda Pharmaceutical Co., Ltd. ^	17,000	749
TDK Corp. ^	1,800	102
Teijin, Ltd. ^	14,000	47
Terumo Corp. ^	5,000	239
THK Co., Ltd.	700	14
Tobu Railway Co., Ltd. ^	13,000	69
Tohoku Electric Power Co., Inc. ‡ ^	2,500	29
Tokio Marine Holdings, Inc. ^	11,048	303
Tokyo Electron, Ltd. ^	4,300	246
Tokyo Gas Co., Ltd. ^	14,000	66
Tokyu Corp. ^	18,000	85
Tokyu Land Corp. ^	15,000	73
TonenGeneral Sekiyu KK	6,000	55
Toppan Printing Co., Ltd. ^	5,000	39
Toray Industries, Inc. ^	16,000	119
Toshiba Corp. ^	47,000	207
Tosoh Corp. ^	7,000	19
TOTO, Ltd. ^	6,000	45
Toyo Seikan Kaisha, Ltd.	2,600	37
Toyota Boshoku Corp. ^	3,300	39
Toyota Industries Corp.	1,300	39
Toyota Motor Corp. ^	20,800	897
Trend Micro, Inc. ^	2,000	61
Uni-Charm Corp. ^	2,900	153
Ushio, Inc. ^	800	11
West Japan Railway Co. ^	300	12
Yahoo! Japan Corp. ^	241	78
Yakult Honsha Co., Ltd. ^	2,099	72
Yamada Denki Co., Ltd. ^	1,370	86
Yamaha Corp. ^	1,400	15
Yamato Holdings Co., Ltd.	3,700	57
Yokogawa Electric Corp. ^	4,100	41
Korea, Republic of - 0.4%
Cheil Industries, Inc.	133	11
Daewoo Securities Co., Ltd. ‡	340	4
Doosan Heavy Industries & Construction Co., Ltd.	178	10
E-Mart Co., Ltd.	44	10
GS Engineering & Construction Corp.	115	10
Hana Financial Group, Inc.	350	13
Hynix Semiconductor, Inc. ‡	840	22
Hyundai Engineering & Construction Co., Ltd.	140	10
Hyundai Heavy Industries Co., Ltd.	78	22
Hyundai Mobis	109	28
Hyundai Motor Co.	262	54
Hyundai Steel Co.	140	13
Industrial Bank of Korea	570	7
KB Financial Group, Inc.	660	24
KIA Motors Corp.	390	26
Korea Electric Power Corp. ‡	470	9
Korea Exchange Bank	950	7
KT Corp.	390	11
KT&G Corp.	206	15
LG Chem, Ltd.	82	27

	Shares	Value (000’s)
Korea, Republic of (continued)
LG Corp.	317	$18
LG Display Co., Ltd. ‡	420	10
LG Electronics, Inc.	186	14
Lotte Shopping Co., Ltd.	24	8
NHN Corp.	78	18
OCI Co., Ltd.	33	7
POSCO	110	37
Samsung C&T Corp.	272	19
Samsung Electro-Mechanics Co., Ltd.	108	10
Samsung Electronics Co., Ltd.	691	777
Samsung Engineering Co., Ltd.	66	14
Samsung Fire & Marine Insurance Co., Ltd. ‡	71	13
Samsung Heavy Industries Co., Ltd.	420	14
Samsung SDI Co., Ltd.	67	8
Samsung Securities Co., Ltd. ‡	133	7
Samsung Techwin Co., Ltd.	72	4
Shinhan Financial Group Co., Ltd.	730	28
Shinsegae Co., Ltd.	15	3
SK Innovation Co., Ltd.	118	17
SK Telecom Co., Ltd.	92	11
S-Oil Corp.	130	13
Woori Finance Holdings Co., Ltd.	440	5
Netherlands - 2.2%
Akzo Nobel NV	2,786	164
ArcelorMittal	8,800	168
ASML Holding NV	5,684	284
Corio NV REIT	665	35
Fugro NV	995	71
Heineken NV	6,302	350
ING Groep NV ‡	59,229	493
Koninklijke Ahold NV	12,589	174
Koninklijke Boskalis Westminster NV	2,250	85
Koninklijke DSM NV	1,210	70
Koninklijke KPN NV	14,799	163
Koninklijke Philips Electronics NV	18,490	375
Randstad Holding NV ^	2,277	86
Reed Elsevier NV	9,249	118
SBM Offshore NV	2,515	51
TNT Express NV	12,112	150
Unilever NV	14,463	492
Wolters Kluwer NV	10,910	207
Norway - 1.8%
Aker Solutions ASA	7,399	125
DNB ASA	19,978	257
Norsk Hydro ASA	13,042	71
Orkla ASA	22,088	175
Statoil ASA	17,359	471
Subsea 7 SA ‡	4,131	109
Telenor ASA	39,992	741
Yara International ASA	10,186	486
Philippines - 1.0%
Aboitiz Equity Ventures, Inc.	108,000	126
Aboitiz Power Corp.	93,300	74
Alliance Global Group, Inc.	206,100	60
Ayala Corp.	11,316	107
Ayala Land, Inc.	271,600	131
Bank of the Philippine Islands	91,800	158
Energy Development Corp.	395,000	55
Manila Electric Co.	14,550	89
Metropolitan Bank & Trust	54,100	110
Philippine Long Distance Telephone Co.	2,410	152
SM Investments Corp.	9,450	145
SM Prime Holdings, Inc.	273,000	107
Russian Federation - 0.4%
Gazprom OAO ADR	27,606	340
Lukoil OAO ADR	2,750	167
MMC Norilsk Nickel OJSC ADR	3,054	56

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 4

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Russian Federation (continued)
Mobile Telesystems OJSC ADR ^	3,750	$69
Sberbank of Russia ADR ‡	11,687	150
Surgutneftegas OJSC ADR	6,100	60
Tatneft ADR	1,533	63
Singapore - 1.3%
Ascendas Real Estate Investment Trust	16,000	26
CapitaLand, Ltd.	35,000	87
CapitaMall Trust REIT	31,000	45
City Developments, Ltd.	8,000	72
ComfortDelGro Corp., Ltd.	25,000	31
DBS Group Holdings, Ltd.	30,000	338
Fraser and Neave, Ltd.	16,000	85
Genting Singapore PLC ‡^	103,000	140
Golden Agri-Resources, Ltd.	85,626	53
Keppel Corp., Ltd.	22,000	192
Noble Group, Ltd.	30,545	34
Olam International, Ltd.	7,000	13
Oversea-Chinese Banking Corp.	56,000	397
SembCorp Industries, Ltd.	16,000	67
SembCorp Marine, Ltd. ^	11,000	46
Singapore Airlines, Ltd.	10,003	86
Singapore Exchange, Ltd.	9,000	50
Singapore Press Holdings, Ltd. ^	11,000	34
Singapore Technologies Engineering, Ltd.	19,000	49
Singapore Telecommunications, Ltd.	111,000	277
United Overseas Bank, Ltd.	25,000	365
Wilmar International, Ltd. ^	16,000	62
Spain - 0.2%
Distribuidora Internacional de Alimentacion SA ‡^	4,799	24
Inditex SA	878	84
Mapfre SA	11,339	37
Repsol YPF SA	2,380	60
Telefonica SA	9,554	157
Sweden - 3.4%
Alfa Laval AB	3,568	73
Assa Abloy AB - Series B	4,124	130
Atlas Copco AB - Class A	9,903	240
Atlas Copco AB - Class B	6,390	138
Boliden AB	4,909	77
Electrolux AB - Series B	4,928	104
Getinge AB - Class B	6,266	178
Hennes & Mauritz AB - Class B	15,656	567
Holmen AB - Class B	875	24
Husqvarna AB - Class B	7,478	45
Investor AB - Class B	12,096	268
Lundin Petroleum AB ‡	3,350	72
Nordea Bank AB	59,239	539
Sandvik AB	14,850	214
Securitas AB - Class B	8,945	86
Skanska AB - Class B	17,608	305
SKF AB - Class B	3,271	80
SSAB AB - Series A ^	2,976	28
Svenska Cellulosa AB - Class B	12,562	218
Svenska Handelsbanken AB - Class A	16,724	533
Swedish Match AB	4,120	164
Tele2 AB - Class B	5,883	120
Telefonaktiebolaget LM Ericsson - Class B	77,106	799
TeliaSonera AB	32,721	228
Volvo AB - Class A	6,251	91
Volvo AB - Class B	13,538	197
Switzerland - 9.0%
ABB, Ltd. ‡	55,689	1,143
Baloise Holding AG	583	47
Cie Financiere Richemont SA	2,645	167
Credit Suisse Group AG ‡	10,714	305
GAM Holding AG ‡	2,754	40
Geberit AG ‡	497	104

	Shares	Value (000’s)
Switzerland (continued)
Givaudan SA ‡	77	$74
Holcim, Ltd. ‡	2,848	186
Julius Baer Group, Ltd. ‡	4,093	165
Logitech International SA ‡^	4,646	36
Lonza Group AG ‡	465	24
Nestle SA	69,213	4,355
Novartis AG	36,637	2,027
Pargesa Holding SA (Bearer Shares)	116	8
Roche Holding AG	9,954	1,732
Schindler Holding AG	1,378	166
Straumann Holding AG ‡	646	110
Swatch Group AG - BR	161	74
Swatch Group AG - Reg	316	25
Swiss Life Holding AG ‡	340	40
Swiss Re AG ‡	4,678	299
Swisscom AG ^	285	115
Syngenta AG ‡	2,703	935
Synthes, Inc. - 144A	3,196	555
UBS AG ‡	36,180	507
Zurich Financial Services AG ‡	1,173	315
Thailand - 0.3%
Bangkok Bank PCL	8,300	50
Bangkok Bank PCL - Foreign Reg	15,000	94
Bank of Ayudhya PCL	33,300	30
Kasikornbank PCL	10,500	52
Kasikornbank PCL - Foreign	20,600	105
Krung Thai Bank PCL	46,200	26
Siam Commercial Bank PCL	26,900	125
United Kingdom - 19.9%
3i Group PLC	9,270	32
Admiral Group PLC	1,611	31
Aggreko PLC	19,976	720
AMEC PLC	4,984	88
Anglo American PLC	20,361	760
ARM Holdings PLC	45,619	432
AstraZeneca PLC	22,796	1,013
Aviva PLC	35,729	189
BAE Systems PLC	53,739	258
Balfour Beatty PLC	31,454	144
Barclays PLC	99,165	373
BG Group PLC	51,323	1,189
BHP Billiton PLC	13,663	417
BP PLC	207,565	1,535
British American Tobacco PLC	20,380	1,027
British Land Co., PLC REIT	12,702	98
British Sky Broadcasting Group PLC	39,197	424
BT Group PLC - Class A	98,853	358
Bunzl PLC	4,771	77
Burberry Group PLC	1,791	43
Cairn Energy PLC ‡	1,562	8
Capita PLC	2,500	29
Capital Shopping Centres Group PLC REIT	7,089	38
Carnival PLC	5,819	186
Centrica PLC	52,913	268
Cobham PLC	25,839	95
Compass Group PLC	34,920	365
Diageo PLC	24,381	586
Experian Group, Ltd.	9,979	156
FirstGroup PLC	8,509	32
G4S PLC	3,563	16
GlaxoSmithKline PLC	74,635	1,667
Hammerson PLC REIT	10,178	68
Home Retail Group PLC	9,755	18
HSBC Holdings PLC	329,586	2,926
ICAP PLC	14,074	88
Imperial Tobacco Group PLC	9,201	373
Intercontinental Hotels Group PLC ^	6,239	145

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 5

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
United Kingdom (continued)
International Power PLC ^	6,163	$40
Invensys PLC	5,778	18
Investec PLC	2,652	16
J. Sainsbury PLC	13,931	69
Johnson Matthey PLC	2,068	78
Kingfisher PLC	15,104	74
Land Securities Group PLC REIT	11,181	129
Legal & General Group PLC	95,814	200
Lloyds TSB Group PLC ‡	139,370	75
Magnit OJSC GDR ^	1,638	48
Man Group PLC	30,617	66
Marks & Spencer Group PLC	33,729	204
National Grid PLC	44,652	449
Next PLC	3,188	152
NovaTek OAO GDR	492	67
Old Mutual PLC	48,289	122
Pearson PLC	19,591	365
Petrofac, Ltd.	3,907	109
Prudential PLC	18,679	223
Reckitt Benckiser Group PLC	9,989	564
Reed Elsevier PLC	20,630	183
Resolution, Ltd.	9,111	38
Rexam PLC	5,630	39
Rio Tinto PLC	19,012	1,047
Rolls-Royce Holdings PLC ‡	21,213	275
Rosneft Oil Co. GDR	10,394	74
Royal Bank of Scotland Group PLC ‡	280,480	124
Royal Dutch Shell PLC - Class A	57,889	2,021
Royal Dutch Shell PLC - Class B	41,690	1,466
RSA Insurance Group PLC ^	30,170	50
SABMiller PLC	15,553	625
Sage Group PLC	21,458	103
Schroders PLC	1,850	47
Segro PLC REIT	11,057	42
Severn Trent PLC	6,393	158
Severstal OAO GDR	2,000	27
Smith & Nephew PLC	19,976	202
Smiths Group PLC	4,566	77
SSE PLC	19,557	416
Standard Chartered PLC	41,996	1,048
Standard Life PLC	16,102	59

	Shares	Value (000’s)
United Kingdom (continued)
TESCO PLC	79,896	$421
TUI Travel PLC	27,352	86
Tullow Oil PLC	1,593	39
Unilever PLC	10,956	362
United Utilities Group PLC	1,614	16
Uralkali OJSC GDR	1,400	53
Vodafone Group PLC	659,924	1,817
VTB Bank OJSC GDR	10,861	49
Whitbread PLC	3,537	104
Wolseley PLC	909	35
WPP PLC	75,123	1,028
Xstrata PLC	17,270	295
United States - 0.1%
Yamana Gold, Inc. ^	10,200	159

Total Common Stocks (cost $127,607)		128,458

SECURITIES LENDING COLLATERAL - 14.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	23,913,930	23,914
Total Securities Lending Collateral (cost $23,914)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 18.4%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $29,817 on 04/02/2012. Collateralized by U.S. Government Agency Obligations, 4.00 - 5.50%, due 12/15/2017 - 12/25/2024, and with a total value of $30,416.	$29,817	29,817
Total Repurchase Agreement (cost $29,817)

Total Investment Securities (cost $182,182) P		183,045
Other Assets and Liabilities - Net		(20,849)

Net Assets		$162,196

FUTURES CONTRACTS: g

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
ASX SPI 200 Index	Long	22	06/21/2012	$73
DAX Index	Long	8	06/15/2012	23
EURO STOXX 50 Index	Long	112	06/15/2012	(56)
FTSE 100 Index	Long	62	06/15/2012	(71)
FTSE MIB Index	Long	11	06/15/2012	(64)
Hang Seng Index	Long	27	04/27/2012	(89)
OMX 30 Index	Long	48	04/20/2012	(14)
SGX MSCI Singapore Index	Long	17	04/27/2012	5
TOPIX Index	Long	88	06/08/2012	368

				$175

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 6

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	SSB	2,581	04/19/2012	$2,709	$(41)
Canadian Dollar	SSB	181	04/19/2012	182	(1)
Canadian Dollar	SSB	(1,800)	04/19/2012	(1,815)	12
Euro	SSB	12,626	04/19/2012	16,556	285
Euro	SSB	(345)	04/19/2012	(458)	(3)
Euro	SSB	(642)	04/19/2012	(853)	(3)
Hong Kong Dollar	SSB	1,887	04/19/2012	243	(♦ )
Japanese Yen	SSB	443,060	04/19/2012	5,361	(7)
Pound Sterling	SSB	398	04/19/2012	636	(♦ )
Pound Sterling	SSB	2,296	04/19/2012	3,584	88
Singapore Dollar	SSB	303	04/19/2012	241	♦
Swiss Franc	SSB	(1,362)	04/19/2012	(1,481)	(28)
Swiss Franc	SSB	1,403	04/19/2012	1,523	31

					$333

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Commercial Banks	7.2%	$13,212
Pharmaceuticals	6.1	11,229
Oil, Gas & Consumable Fuels	5.2	9,560
Metals & Mining	4.8	8,737
Food Products	3.2	5,923
Chemicals	3.2	5,858
Automobiles	2.4	4,378
Insurance	2.4	4,342
Machinery	2.4	4,336
Industrial Conglomerates	1.9	3,457
Diversified Telecommunication Services	1.8	3,352
Media	1.5	2,758
Wireless Telecommunication Services	1.5	2,673
Beverages	1.3	2,456
Electrical Equipment	1.3	2,320
Electronic Equipment & Instruments	1.2	2,269
Semiconductors & Semiconductor Equipment	1.2	2,213
Tobacco	1.1	2,050
Real Estate Management & Development	1.1	2,047
Capital Markets	1.1	1,977
Electric Utilities	1.0	1,862
Food & Staples Retailing	1.0	1,808
Software	1.0	1,762
Construction & Engineering	0.9	1,657
Auto Components	0.8	1,520
Diversified Financial Services	0.8	1,465
Health Care Equipment & Supplies	0.8	1,428
Real Estate Investment Trusts	0.8	1,427
Trading Companies & Distributors	0.8	1,390
Specialty Retail	0.7	1,357
Energy Equipment & Services	0.7	1,353
Multi-Utilities	0.7	1,334
Household Products	0.7	1,269
Communications Equipment	0.7	1,228
Hotels, Restaurants & Leisure	0.7	1,203
Household Durables	0.6	1,116
Commercial Services & Supplies	0.6	1,098
Road & Rail	0.5	946
Aerospace & Defense	0.4	764
Air Freight & Logistics	0.4	724
Health Care Providers & Services	0.4	714
Paper & Forest Products	0.4	709
Computers & Peripherals	0.4	672
Building Products	0.3	609
Construction Materials	0.3	600

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 7

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

INVESTMENTS BY INDUSTRY (continued):	Percentage of Total Investments	Value (000’s)
Textiles, Apparel & Luxury Goods	0.3%	$532
Office Electronics	0.3	492
Multiline Retail	0.3	456
Marine	0.2	441
Personal Products	0.2	415
Leisure Equipment & Products	0.2	302
Professional Services	0.1	271
IT Services	0.1	190
Containers & Packaging	0.1	174
Independent Power Producers & Energy Traders	0.1	169
Water Utilities	0.1	158
Gas Utilities	0.1	137
Airlines	0.1	108
Internet Software & Services	0.1	96
Consumer Finance	0.0	¥64
Biotechnology	0.0	¥55
Transportation Infrastructure	0.0	¥30
Life Sciences Tools & Services	0.0	¥24
Diversified Consumer Services	0.0	¥20
Internet & Catalog Retail	0.0	¥18

Investment Securities, at Value	70.6	129,314
Short-Term Investments	29.4	53,731

Total Investments	100.0%	$183,045

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 03/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
SSB	$333	$—	$333

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 03/30/2012.
¥	Percentage rounds to less than 0.1%.
g	Cash in the amount of $1,483 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
‡	Non-income producing security.
♦	Amount is less than 1.
^	All or a portion of this security is on loan. The value of all securities on loan is $22,728.
P	Aggregate cost for federal income tax purposes is $182,182. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $12,443 and $11,580, respectively. Net unrealized appreciation for tax purposes is $863.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2012, these securities aggregated $555, or 0.34%, of the fund’s net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OJSC	Open Joint Stock Company
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
SSB	State Street Bank & Trust Co.
STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, allows to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 8

Transamerica Morgan Stanley Active International Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$2,040	$126,418	$—	$128,458
Preferred Stocks	—	856	—	856
Repurchase Agreement	—	29,817	—	29,817
Securities Lending Collateral	23,914	—	—	23,914

Total	$25,954	$157,091	$—	$183,045

Other Financial Instruments ~~F~~	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Futures Contracts - Appreciation	$469	$—	$—	$469
Futures Contracts - Depreciation	(294)	—	—	(294)
Forward Foreign Currency Contracts - Appreciation	—	416	—	416
Forward Foreign Currency Contracts - Depreciation	—	(83)	—	(83)

Total	$175	$333	$—	$508

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
~~F~~	Other financial instruments are derivative instruments including that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 9

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
PREFERRED STOCK - 0.7%
Automobiles - 0.7%
Better Place, Series C ‡ § Δ	300,469	$1,364
Total Preferred Stock (cost $1,364)
COMMON STOCKS - 98.3%
Air Freight & Logistics - 1.8%
Expeditors International of Washington, Inc.	75,467	3,510
Capital Markets - 1.6%
Charles Schwab Corp.	166,324	2,390
Goldman Sachs Group, Inc.	6,112	760
Chemicals - 2.8%
Monsanto Co.	69,789	5,566
Commercial Services & Supplies - 3.4%
Edenred	222,568	6,697
Communications Equipment - 3.7%
Motorola Solutions, Inc.	146,739	7,459
Computers & Peripherals - 11.6%
Apple, Inc. ‡	38,770	23,241
Distributors - 2.0%
Li & Fung, Ltd.	1,730,000	3,970
Diversified Financial Services - 7.1%
Bank of America Corp.	93,058	891
BM&FBOVESPA SA	541,280	3,332
Citigroup, Inc.	23,002	841
CME Group, Inc. - Class A	10,160	2,940
Leucadia National Corp.	120,333	3,140
MSCI, Inc. - Class A ‡	81,519	3,001
Electrical Equipment - 0.4%
First Solar, Inc. ‡^	31,721	795
Food Products - 3.0%
Mead Johnson Nutrition Co. - Class A	73,401	6,054
Health Care Equipment & Supplies - 3.6%
Intuitive Surgical, Inc. ‡	13,352	7,233
Hotels, Restaurants & Leisure - 4.9%
Las Vegas Sands Corp.	56,290	3,241
Starbucks Corp.	58,665	3,278
Yum! Brands, Inc.	45,419	3,233
Insurance - 0.4%
American International Group, Inc. ‡	26,452	816
Internet & Catalog Retail - 12.8%
Amazon.com, Inc. ‡	79,187	16,037
Groupon, Inc. ‡^	112,699	2,071
NetFlix, Inc. ‡	20,023	2,303
priceline.com, Inc. ‡	7,504	5,384
Internet Software & Services - 16.3%
Baidu, Inc. ADR ‡	45,227	6,593
eBay, Inc. ‡	78,895	2,910
Facebook, Inc. - Class B ‡ § Δ	206,032	6,471
Google, Inc. - Class A ‡	16,544	10,610
LinkedIn Corp. - Class A ‡	34,267	3,495
Yandex NV - Class A ‡^	99,410	2,671

	Shares	Value (000’s)
Life Sciences Tools & Services - 2.1%
Illumina, Inc. ‡^	81,348	$4,280
Media - 3.2%
McGraw-Hill Cos., Inc.	61,875	2,999
Naspers, Ltd. - Class N	59,302	3,332
Metals & Mining - 1.3%
Molycorp, Inc. ‡^	76,048	2,573
Oil, Gas & Consumable Fuels - 2.2%
Range Resources Corp.	36,061	2,097
Ultra Petroleum Corp. ‡^	103,654	2,345
Pharmaceuticals - 1.7%
Valeant Pharmaceuticals International, Inc. ‡	64,714	3,474
Real Estate Management & Development - 3.3%
Brookfield Asset Management, Inc. - Class A	207,695	6,557
Semiconductors & Semiconductor Equipment - 1.8%
ARM Holdings PLC ADR	103,699	2,934
NVIDIA Corp. ‡	40,876	629
Software - 5.3%
Salesforce.com, Inc. ‡^	33,868	5,233
VMware, Inc. - Class A ‡	18,632	2,094
Zynga, Inc. - Class A ‡^	240,712	3,165
Trading Companies & Distributors - 2.0%
Fastenal Co. ^	73,568	3,980

Total Common Stocks (cost $168,526)		196,625

SECURITIES LENDING COLLATERAL - 10.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31%▲	21,695,383	21,695
Total Securities Lending Collateral (cost $21,695)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $2,181 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/01/2025, and with a value of $2,225.	$2,181	2,181

Total Repurchase Agreement (cost $2,181)
Total Investment Securities (cost $193,766) P		221,865
Other Assets and Liabilities - Net		(22,018)

Net Assets		$199,847

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $7,835, or 3.92%, of the fund’s net assets.
‡	Non-income producing security.
§	Illiquid. Total aggregate market value of illiquid securities is $7,835, or less than 3.92%, of the fund’s net assets.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 1

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (continued) (all amounts in thousands):

Δ	Restricted. At 03/31/2012, the fund owned the respective securities (representing 3.92% of the fund’s net assets) which were restricted as to public resale:

Description	Date of Acquisition	Shares*	Cost Per Share*	Cost	Fair Value	Fair Value Per Share*
Better Place, Series C	11/11/2011	300,469	$4.54	$1,364	$1,364	$4.54
Facebook, Inc. - Class B	03/08/2012	206,032	30.50	6,284	6,471	31.41

*	Amount not in thousands.
^	All or a portion of this security is on loan. The value of all securities on loan is $21,198.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $193,766. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $41,743 and $13,644, respectively. Net unrealized appreciation for tax purposes is $28,099.

DEFINITION:

ADR	American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$166,628	$23,526	$6,471	$196,625
Preferred Stocks	—	—	1,364	1,364
Repurchase Agreement	—	2,181	—	2,181
Securities Lending Collateral	21,695	—	—	21,695

Total	$188,323	$25,707	$7,835	$221,865

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 ƒ
Common Stocks	$—	$6,284	$—	$—	$—	$187	$—	$—	$6,471	$187
Preferred Stock	1,364	—	—	—	—	—	—	—	1,364	—

Total	$1,364	$6,284	$—	$—	$—	$187	$—	$—	$7,835	$187

'	Transfers between levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
Total aggregate market value of Level 3 is 3.92% of the fund’s net assets.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 2

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

VALUATION SUMMARY (continued):

Quantitative Information about Significant Unobservable Inputs (Level 3):

	Fair Value at 03/31/2012				Weighted
Investment Securities	(000’s)	Valuation Technique(s)	Unobservable Input	Range	Average
		Market Transaction
Common Stocks	$6,471		Third-Party Purchase/Sale in Secondary Market	$32.50 - $32.50	$32.50
		Method
		Market Comparable
		Companies	Enterprise Value / Revenue	3.2x - 11.7x	7.5	x
			Enterprise Value / EBITDA	12.3x - 27.0x	19.6	x
			Equity Value / Net Income	19.8x - 42.6x	30.0	x
		Discounted Cash Flow	Weighted Average Cost of Capital	8% - 12%	10%
			Perpetual Growth Rate	2.0% - 3.0%	2.5%

Preferred Stocks	$1,364	Market Transaction Method	Purchase Price of a different share class in the same issuer	$4.54 - $4.54	$4.54
		Discounted Cash Flow	Weighted Average Cost of Capital	18% - 23%	20%
			Perpetual Growth Rate	2.5% - 3.5%	3.0%

The significant unobservable inputs used in the fair value measurement of equity securities are similar offered quotes, and comparability adjustments. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 3

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCK - 0.6%
Automobiles - 0.6%
Better Place ‡ § Δ	1,032,464	$4,687
Total Convertible Preferred Stock (cost $2,581)

PREFERRED STOCKS - 0.6%
Automobiles - 0.2%
Better Place - Series C ‡ § Δ	434,671	1,973
Internet Software & Services - 0.3%
Peixe Urbano, Inc. ‡ § Δ	65,743	2,164
Software - 0.1%
Workday, Inc. ‡ § Δ	91,154	1,209

Total Preferred Stocks (cost $5,346)		5,346

COMMON STOCKS - 96.0%
Air Freight & Logistics - 2.0%
Expeditors International of Washington, Inc.	361,490	16,813
Biotechnology - 0.7%
Ironwood Pharmaceuticals, Inc. - Class A ‡^	411,733	5,480
Capital Markets - 0.7%
Greenhill & Co., Inc. ^	129,100	5,634
Chemicals - 2.7%
Intrepid Potash, Inc. ‡^	374,976	9,123
Rockwood Holdings, Inc. ‡	247,395	12,902
Commercial Services & Supplies - 6.1%
Covanta Holding Corp.	548,687	8,905
Edenred	1,017,830	30,625
Stericycle, Inc. ‡	139,036	11,629
Communications Equipment - 4.1%
Motorola Solutions, Inc.	682,997	34,717
Construction Materials - 1.1%
Martin Marietta Materials, Inc. ^	106,859	9,150
Diversified Consumer Services - 3.9%
New Oriental Education & Technology Group ADR ‡	296,315	8,137
Weight Watchers International, Inc. ^	317,176	24,483
Diversified Financial Services - 5.4%
IntercontinentalExchange, Inc. ‡	93,440	12,841
Leucadia National Corp.	406,694	10,615
MSCI, Inc. - Class A ‡	609,662	22,441
Electric Utilities - 1.7%
Brookfield Infrastructure Partners, LP	454,082	14,349
Electrical Equipment - 0.4%
First Solar, Inc. ‡ ^	138,208	3,462
Food & Staples Retailing - 0.9%
Sun Art Retail Group, Ltd. ‡^	5,479,000	7,408
Food Products - 2.7%
Mead Johnson Nutrition Co. - Class A	274,600	22,650
Health Care Equipment & Supplies - 5.6%
IDEXX Laboratories, Inc. ‡^	154,083	13,475
Intuitive Surgical, Inc. ‡	60,924	33,005
Health Care Technology - 1.2%
athenahealth, Inc. ‡^	139,538	10,343
Hotels, Restaurants & Leisure - 1.9%
Ctrip.com International, Ltd. ADR ‡^	275,567	5,963
Dunkin’ Brands Group, Inc. ^	331,687	9,987
Internet & Catalog Retail - 3.2%
Groupon, Inc. ‡^	294,487	5,413
Groupon, Inc. - Class A ‡ § Δ	538,872	9,576
NetFlix, Inc. ‡	103,193	11,871
Internet Software & Services - 9.6%
Akamai Technologies, Inc. ‡	400,030	14,681
Alibaba.com, Ltd. ‡^	3,786,300	6,436
LinkedIn Corp. - Class A ‡	246,568	25,148
MercadoLibre, Inc.	69,698	6,816
Yandex NV - Class A ‡	728,710	19,580
Youku, Inc. ADR ‡^	373,704	8,218

	Shares	Value (000’s)
IT Services - 1.6%
Gartner, Inc. ‡	309,381	$13,192
Life Sciences Tools & Services - 3.4%
Illumina, Inc. ‡^	353,563	18,601
Techne Corp.	147,703	10,354
Machinery - 1.4%
Schindler Holding AG	100,869	12,135
Media - 1.6%
McGraw-Hill Cos., Inc.	278,074	13,478
Metals & Mining - 1.6%
Lynas Corp., Ltd. ‡^	2,796,298	3,172
Molycorp, Inc. ‡^	313,142	10,593
Multiline Retail - 1.5%
Dollar Tree, Inc. ‡	136,813	12,927
Oil, Gas & Consumable Fuels - 2.7%
Range Resources Corp.	246,293	14,319
Ultra Petroleum Corp. ‡^	358,274	8,108
Personal Products - 0.9%
Natura Cosmeticos SA	351,035	7,634
Pharmaceuticals - 1.8%
Valeant Pharmaceuticals International, Inc. ‡	285,404	15,323
Professional Services - 7.5%
IHS, Inc. - Class A ‡	140,144	13,124
Intertek Group PLC	379,769	15,253
Qualicorp SA ‡	1,300,394	11,149
Verisk Analytics, Inc. - Class A ‡	491,913	23,105
Semiconductors & Semiconductor Equipment - 1.9%
ARM Holdings PLC ADR	467,077	13,213
NVIDIA Corp. ‡	167,957	2,585
Software - 11.4%
Citrix Systems, Inc. ‡	94,234	7,436
FactSet Research Systems, Inc. ^	123,672	12,248
Nexon Co., Ltd. ‡^	362,673	6,318
Red Hat, Inc. ‡	221,222	13,249
Salesforce.com, Inc. ‡	125,758	19,432
Solera Holdings, Inc.	325,723	14,947
Zynga - Class B ‡ § Δ	295,582	3,692
Zynga, Inc. - Class A ‡^	1,377,667	18,117
Trading Companies & Distributors - 3.9%
Fastenal Co. ^	597,812	32,342
Wireless Telecommunication Services - 0.9%
Millicom International Cellular SA ^	69,069	7,830

Total Common Stocks (cost $700,639)		805,752

SECURITIES LENDING COLLATERAL - 17.7%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.31% ▲	148,723,903	148,724
Total Securities Lending Collateral (cost $148,724)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 3.1%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $25,978 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 04/01/2025, and with a value of $26,500.	$25,978	25,978
Total Repurchase Agreement (cost $25,978)

Total Investment Securities (cost $883,268) P		990,487
Other Assets and Liabilities - Net		(151,113)

Net Assets		$839,374

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 1

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $23,301, or 2.78%, of the fund’s net assets.
‡	Non-income producing security.
§	Illiquid. Total aggregate market value of illiquid securities is $23,301, or less than 2.78%, of the fund’s net assets.
Δ	Restricted. At 03/31/2012, the fund owned the respective securities (representing 2.78% of the fund’s net assets) which were restricted as to public resale:

Description	Date of Acquisition	Shares*	Cost Per Share*	Cost	Fair Value	Fair Value Per Share*
Better Place	01/25/2010	1,032,464	$2.50	$2,581	$4,687	$4.54
Better Place - Series C	11/11/2011	434,671	4.54	1,973	1,973	4.54
Peixe Urbano, Inc.	12/02/2011	65,743	32.92	2,164	2,164	32.92
Workday, Inc.	10/12/2011	91,154	13.26	1,209	1,209	13.26
Groupon, Inc. - Class A	12/17/2010	538,872	7.90	4,256	9,576	17.77
Zynga - Class B	01/31/2012	295,582	14.03	4,147	3,692	12.49

*	Amount not in thousands.
^	All or a portion of this security is on loan. The value of all securities on loan is $144,672.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $883,268. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $170,583 and $63,364, respectively. Net unrealized appreciation for tax purposes is $107,219.

DEFINITION:

ADR        American Depositary Receipt

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$667,775	$124,709	$13,268	$805,752
Convertible Preferred Stocks	—	—	4,687	4,687
Preferred Stocks	—	—	5,346	5,346
Repurchase Agreement	—	25,978	—	25,978
Securities Lending Collateral	148,724	—	—	148,724

Total	$816,499	$150,687	$23,301	$990,487

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 ƒ
Common Stocks	$10,190	$4,147	$—	$—	$—	$(1,069)	$—	—	$13,268	$(1,069)
Convertible
Preferred Stock	4,687	—	—	—	—	—	—	—	4,687	—
Preferred Stock	7,850	—	(4,147)	—	—	1,643	—	—	5,346	1,643

Total	$22,727	$4,147	$(4,147)	$—	$—	$574	$—	$—	$23,301	$574

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
Total aggregate market value of Level 3 is 2.78% of the fund’s net assets.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 2

Transamerica Morgan Stanley Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

Quantitative Information about Significant Unobservable Inputs (Level 3):

Investment Securities	Fair Value at 03/31/2012 (000’s)	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Common Stocks	$13,268	Discount for illiquidity	10% illiquidity discount amortized over the lockup period	3.3% - 3.3%	3.3%
				5.0% - 5.0%	5.0%
Preferred Stocks	$5,346	Market Transaction Method	Purchase Price of a different share class in the same issuer	$4.54 - $4.54	$4.54
		Discounted Cash Flow	Weighted Average Cost of Capital	18% - 23%	20%
			Perpetual Growth Rate	2.5% - 3.5%	3.0%
		Market Transaction Method	Purchase Price of a different share class in the same issuer	$13.26 - $13.26	$13.26
		Discounted Cash Flow	Weighted Average Cost of Capital	13% - 18%	15%
			Perpetual Growth Rate	2% - 3%	2.5%
		Market Comparable Companies	Enterprise Value/Revenue	4.6x - 9.0x	5.6x
		Market Transaction Method	Purchase Price of a different share class in the same issuer	$32.92 - $32.92	$32.92
		Market Comparable Companies	Enterprise Value/Revenue	N/A	N/A
		Merger & Acquisition Transactions	Enterprise Value/Revenue	1.8x - 2.9x	2.7x
			Control Premium	30% - 30%	30%
		Discounted Cash Flow	Weighted Average Cost of Capital	26% - 30%	28%
			Perpetual Growth Rate	5.0% - 6.0%	5.5%
Convertible Preferred Stocks	$4,687	Market Transaction Method	Purchase Price of a different share class in the same issuer	$4.54 - $4.54	$4.54
		Discounted Cash Flow	Weighted Average Cost of Capital	18% - 23%	20%
			Perpetual Growth Rate	2.5% - 3.5%	3.0%

The significant unobservable inputs used in the fair value measurement of equity securities are similar offered quotes, and comparability adjustments. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 3

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 6.8%
U.S. Treasury Bond
3.13%, 11/15/2041 g	$4,685	$4,494
3.13%, 02/15/2042	540	518
4.38%, 05/15/2040 - 05/15/2041	825	992
4.75%, 02/15/2041	730	930
U.S. Treasury Inflation Indexed Bond
0.75%, 02/15/2042	707	674
1.75%, 01/15/2028	1,233	1,471
2.13%, 02/15/2041	458	604
2.50%, 01/15/2029	1,388	1,832
U.S. Treasury Note
0.25%, 01/31/2014 - 02/15/2015	3,345	3,325
0.63%, 06/30/2012 g	1,005	1,006
0.88%, 02/28/2017 ^	4,105	4,076
1.38%, 02/28/2019 ^	2,750	2,711
2.00%, 02/15/2022 ^	8,140	7,983
2.25%, 07/31/2018	655	687

Total U.S. Government Obligations (cost $30,501)		31,303

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.0%
Fannie Mae
2.68%, 10/09/2019 ▲	495	383
3.50%, 11/01/2026 - 04/01/2042	3,170	3,290
4.00%, 02/01/2025 - 12/01/2041	7,922	8,383
4.50%, 05/01/2041 - 06/01/2041	11,089	11,830
5.00%, 05/01/2018 - 12/01/2035	3,038	3,290
5.50%, 09/01/2034 - 11/01/2038	2,157	2,364
6.00%, 08/01/2036 - 10/01/2040	5,066	5,613
6.50%, 07/01/2037 - 10/01/2039	1,811	2,034
Fannie Mae, TBA
3.50%	400	413
4.50%	3,300	3,531
5.00%	2,000	2,160
6.00%	1,000	1,101
Freddie Mac
2.87%, 12/25/2021	875	878
3.97%, 01/25/2021 *	460	501
4.02%, 11/25/2044 - 144A *	75	67
5.00%, 04/01/2018 - 02/01/2024	717	771
5.50%, 09/01/2018 - 07/01/2037	1,062	1,152
6.00%, 12/01/2037	452	506
Freddie Mac, IO
1.60%, 10/25/2018 *	1,155	101
Freddie Mac, TBA
5.00%	500	537
Ginnie Mae, TBA
4.00%	1,600	1,717
4.50%	2,900	3,155
5.00%	3,100	3,424
5.50%	1,400	1,565
6.00%	1,300	1,467

Total U.S. Government Agency Obligations (cost $59,516)		60,233

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Poland Government International Bond
5.13%, 04/21/2021	220	235

	Principal (000’s)	Value (000’s)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Republic of Brazil
7.13%, 01/20/2037	$100	$137
Republic of Poland
6.38%, 07/15/2019	90	105
Republic of South Africa
5.50%, 03/09/2020	215	240
Republic of Turkey
5.63%, 03/30/2021	175	183
7.00%, 03/11/2019	110	126
Russian Federation
7.50%, 03/31/2030 Reg S	701	838
Russian Foreign Bond - Eurobond
4.50%, 04/04/2022 - 144A	200	201
Turkey Government International Bond
6.25%, 09/26/2022	200	215
United Mexican States
5.13%, 01/15/2020 ^	430	493

Total Foreign Government Obligations (cost $2,721)		2,773

MORTGAGE-BACKED SECURITIES - 4.9%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *	1,145	1,179
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 - 144A	485	516
Series 2007-1A, Class C
5.62%, 04/15/2037 - 144A	1,340	1,414
Banc of America Large Loan, Inc.
Series 2010-HLTN, Class HLTN
1.99%, 11/15/2015 - 144A *	553	517
Series 2010-UB4, Class A4A
5.01%, 12/20/2041 - 144A *	370	392
BCAP LLC Trust
Series 2009-RR3, Class 2A1
5.07%, 05/26/2037 - 144A *	148	150
Series 2009-RR6, Class 2A1
5.10%, 08/26/2035 - 144A *	384	345
Series 2009-RR10, Class 2A1
2.81%, 08/26/2035 - 144A *	548	534
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A *	293	295
Series 2009-RR14, Class 1A1
5.93%, 05/26/2037 - 144A *	640	660
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *	652	673
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A *	337	341
Commercial Mortgage Pass-Through Certificates
Series 2006-C7, Class AM
5.78%, 06/10/2046 *	590	616
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class A4
4.83%, 11/15/2037	470	506
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, 09/15/2039	600	662
Series 2006-C5, Class AM
5.34%, 12/15/2039	410	407

The notes are an integral part of this report.
Transamerica Series Trust		March 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2007-C4, Class A3
5.79%, 09/15/2039 *	$865	$911
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	288	295
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A *	452	456
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	441	448
Series 2010-RR1, Class 2A
5.70%, 09/15/2040 - 144A *	635	705
DBRR Trust
Series 2011-C32, Class A3A
5.74%, 06/17/2049 - 144A *	150	167
Extended Stay America Trust
Series 2010-ESHA, Class B
4.22%, 11/05/2027 - 144A	410	415
Series 2010-ESHA, Class C
4.86%, 11/05/2027 - 144A	100	101
Series 2010-ESHA, Class D
5.50%, 11/05/2027 - 144A	230	232
GS Mortgage Securities Corp. II
Series 2007-GG10, Class A4
5.79%, 08/10/2045 *	25	28
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
5.92%, 12/26/2037 - 144A *	344	345
Series 2009-R7, Class 1A1
5.02%, 02/26/2036 - 144A *	555	537
Series 2009-R7, Class 4A1
2.74%, 09/26/2034 - 144A *	569	539
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	262	272
Series 2009-R7, Class 12A1
5.13%, 08/26/2036 - 144A *	299	297
Series 2009-R9, Class 1A1
2.53%, 08/26/2046 - 144A *	354	350
Series 2010-R3, Class 1A1
2.89%, 03/21/2036 - 144A *	397	395
Series 2010-R6, Class 1A1
4.00%, 09/26/2037 - 144A	280	283
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	787	818
Series 2004-LN2, Class A2
5.12%, 07/15/2041	360	384
Series 2008-C2, Class ASB
6.13%, 02/12/2051 *	510	550
Series 2010-C1, Class B
5.95%, 06/15/2043 - 144A	420	462
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.48%, 01/27/2047 - 144A *	305	313
Series 2010-4, Class 7A1
4.27%, 08/26/2035 - 144A *	491	484
LB-UBS Commercial Mortgage Trust
Series 2004-C8, Class C
4.93%, 12/15/2039 *	685	691

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Trust
Series 2004-KEY2, Class A4
4.86%, 08/12/2039 *	$225	$241
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	780	853
Morgan Stanley Capital I
Series 2007-HQ12, Class A2FX
5.60%, 04/12/2049 *	344	358
Morgan Stanley Capital I, IO
Series 2012-C4, Class XA
2.90%, 03/15/2045 - 144A *	2,095	322
Morgan Stanley Re-REMIC Trust
2.00%, 07/27/2049	350	350
Series 2011-IO, Class A
2.50%, 03/23/2051 - 144A	134	135
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class A4
5.90%, 02/15/2051 *	190	211
WaMu Mortgage Pass-Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033	4	4
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	365	367

Total Mortgage-Backed Securities (cost $22,055)		22,526

ASSET-BACKED SECURITIES - 2.3%
321 Henderson Receivables I LLC
Series 2012-1A, Class A
4.21%, 02/16/2065 - 144A	250	252
AEP Texas Central Transition Funding LLC
Series 2012-1, Class A3
2.85%, 03/01/2026	505	499
AH Mortgage Advance Trust
Series SART-3, Class 1A1
2.98%, 03/13/2043 - 144A	275	275
AmeriCredit Automobile Receivables Trust
Series 2011-2, Class C
3.19%, 10/12/2016 ^	480	496
Series 2011-5, Class C
3.44%, 10/08/2017	230	235
CarMax Auto Owner Trust
Series 2012-1, Class B
1.76%, 08/15/2017	90	90
Series 2012-1, Class C
2.20%, 10/16/2017	55	55
Series 2012-1, Class D
3.09%, 08/15/2018	70	70
CenterPoint Energy Transition Bond Co., LLC
Series 2012-1, Class A3
3.03%, 10/15/2025	480	483
Credit Acceptance Auto Loan Trust
Series 2012-1A, Class A
2.20%, 09/16/2019 - 144A	500	508
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class C
2.07%, 09/15/2015 - 144A	135	136

The notes are an integral part of this report.
Transamerica Series Trust		March 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust (continued)
Series 2010-5, Class D
2.41%, 09/15/2015 - 144A	$75	$76
Series 2011-2, Class C
2.37%, 09/15/2015	175	175
Series 2011-2, Class D
2.86%, 09/15/2015	120	120
Series 2012-1, Class B
1.14%, 01/15/2016 *	100	100
Series 2012-1, Class C
1.74%, 01/15/2016 *	210	210
Series 2012-1, Class D
2.34%, 01/15/2016 *	190	190
Series 2012-2, Class B
2.32%, 01/15/2019	105	104
Series 2012-2, Class C
2.86%, 01/15/2019	100	99
Series 2012-2, Class D
3.51%, 01/15/2019	100	99
Hyundai Auto Receivables Trust
Series 2012-A, Class D
2.61%, 05/15/2018	125	125
Nelnet Student Loan Trust
Series 2008-3, Class A4
2.14%, 11/25/2024 *	265	273
PFS Financing Corp.
Series 2012-AA, Class A
1.44%, 02/15/2016 - 144A *	210	210
Santander Consumer Acquired Receivables Trust
Series 2011-S1A, Class B
1.66%, 08/15/2016 - 144A	82	81
Santander Drive Auto Receivables Trust
Series 2010-B, Class C
3.02%, 10/17/2016 - 144A	830	825
Series 2011-1, Class D
4.01%, 02/15/2017	410	411
Series 2011-S1A, Class B
1.48%, 07/15/2013 - 144A	582	581
Series 2011-S2A, Class C
2.86%, 06/15/2017 - 144A	432	433
Series 2012-1, Class B
2.72%, 05/16/2016	105	107
Series 2012-1, Class C
3.78%, 11/15/2017	140	143
Series 2012-2, Class C
3.20%, 02/15/2018	625	626
Series 2012-2, Class D
3.87%, 02/15/2018	380	381
SLM Student Loan Trust
Series 2004-B, Class A2
0.67%, 06/15/2021 *	312	299
Series 2005-B, Class A2
0.65%, 03/15/2023 *	469	450
Series 2012-A, Class A1
1.64%, 08/15/2025 - 144A *	156	156
Series 2012-A, Class A2
3.83%, 01/17/2045 - 144A	150	149

	Principal	Value
	(000’s)	(000’s)
ASSET-BACKED SECURITIES (continued)
TAL Advantage LLC
Series 2011-1A, Class A
4.60%, 01/20/2026 - 144A	$1,100	$1,113

Total Asset-Backed Securities (cost $10,618)		10,635

PREFERED CORPORATE DEBT SECURITY - 0.0% ¥
JPMorgan Chase Capital XXV - Series Y
6.80%, 10/01/2037 ^	100	101
Total Prefered Corporate Debt (cost $100)

CORPORATE DEBT SECURITIES - 10.9%
Capital Markets - 0.5%
BP Capital Markets PLC
3.13%, 10/01/2015 ^	1,029	1,088
Credit Suisse
5.40%, 01/14/2020 ^	110	113
Goldman Sachs Group, Inc.
5.75%, 01/24/2022 ^	995	1,024
Morgan Stanley
5.50%, 07/28/2021 ^	160	156
Chemicals - 0.2%
CF Industries, Inc.
7.13%, 05/01/2020	450	536
Dow Chemical Co.
4.13%, 11/15/2021 ^	150	154
Lyondell Chemical Co.
11.00%, 05/01/2018	280	309
Commercial Banks - 0.7%
Barclays Bank PLC
5.93%, 12/15/2016 - 144A * Ž	100	93
Capital One Capital V
10.25%, 08/15/2039 ^	100	103
Capital One Capital VI
8.88%, 05/15/2040	285	287
CIT Group, Inc.
6.63%, 04/01/2018 - 144A ^	145	157
Discover Bank
7.00%, 04/15/2020	475	545
Fifth Third Capital Trust IV
6.50%, 04/15/2037 *	180	179
HSBC Bank Brasil SA - Banco Multiplo
4.00%, 05/11/2016 - 144A	690	696
HSBC Bank PLC
3.10%, 05/24/2016 - 144A ^	340	346
HSBC Holdings PLC
6.10%, 01/14/2042	135	157
UBS AG
2.25%, 03/30/2017 - 144A	360	359
Wells Fargo & Co.
3.50%, 03/08/2022	485	477
Construction Materials - 0.0% ¥
Lafarge SA
7.13%, 07/15/2036 ^	67	62
Consumer Finance - 0.1%
Capital One Financial Corp.
4.75%, 07/15/2021 ^	335	352
Containers & Packaging - 0.3%
Rexam PLC
6.75%, 06/01/2013 - 144A	1,255	1,312

The notes are an integral part of this report.
Transamerica Series Trust		March 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
Diversified Financial Services - 1.2%
Bank of America Corp.
3.88%, 03/22/2017	$255	$256
5.70%, 01/24/2022 ^	120	127
6.50%, 08/01/2016	140	154
7.63%, 06/01/2019	150	173
Citigroup, Inc.
4.59%, 12/15/2015	1,180	1,243
5.00%, 09/15/2014	140	145
Ford Motor Credit Co., LLC
6.63%, 08/15/2017	200	222
Irish Life & Permanent PLC
3.60%, 01/14/2013 - 144A	1,110	1,077
JPMorgan Chase Bank NA
6.00%, 10/01/2017	1,135	1,298
Northern Rock Asset Management PLC
5.63%, 06/22/2017 - 144A	200	214
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A	169	170
Swiss Re Capital I LP
6.85%, 05/25/2016 - 144A * Ž	270	255
Woodside Finance, Ltd.
4.60%, 05/10/2021 - 144A ^	100	104
Diversified Telecommunication Services - 0.3%
AT&T, Inc.
5.35%, 09/01/2040 ^	200	213
Level 3 Financing, Inc.
8.13%, 07/01/2019 - 144A	59	61
8.75%, 02/15/2017 ^	450	470
Sprint Capital Corp.
6.88%, 11/15/2028	450	344
Verizon Communications, Inc.
3.50%, 11/01/2021 ^	220	225
6.40%, 02/15/2038 ^	175	212
Electric Utilities - 1.3%
Alabama Power Co.
3.95%, 06/01/2021	225	240
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	107	115
8.88%, 11/15/2018	59	78
Duke Energy Carolinas LLC
4.25%, 12/15/2041 ^	170	170
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
10.00%, 12/01/2020 ^	560	610
Florida Power & Light Co.
5.95%, 02/01/2038	170	214
Georgia Power Co.
3.00%, 04/15/2016 ^	395	418
Hydro Quebec
8.05%, 07/07/2024	2,560	3,684
9.40%, 02/01/2021	195	286
Jersey Central Power & Light Co.
7.35%, 02/01/2019 ^	120	150
Energy Equipment & Services - 0.5%
El Paso Pipeline Partners Operating Co., LLC
6.50%, 04/01/2020	290	324
Ensco PLC
4.70%, 03/15/2021 ^	230	248
Enterprise Products Operating LLC
6.13%, 10/15/2039 ^	275	310

	Principal	Value
	(000’s)	(000’s)
Energy Equipment & Services (continued)
Noble Holding International, Ltd.
5.25%, 03/15/2042	$150	$149
Transocean, Inc.
5.05%, 12/15/2016	370	396
6.38%, 12/15/2021 ^	720	810
6.50%, 11/15/2020	175	196
Food & Staples Retailing - 0.0% ¥
Wal-Mart Stores, Inc.
5.63%, 04/01/2040 ^	150	180
Food Products - 0.1%
Kraft Foods, Inc.
6.50%, 02/09/2040 ^	290	357
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp.
6.25%, 11/15/2015	547	604
Health Care Providers & Services - 0.3%
HCA, Inc.
6.50%, 02/15/2020	187	196
7.25%, 09/15/2020 ^	175	191
Tenet Healthcare Corp.
6.25%, 11/01/2018 - 144A ^	210	217
8.88%, 07/01/2019	450	504
UnitedHealth Group, Inc.
3.38%, 11/15/2021 ^	70	72
Hotels, Restaurants & Leisure - 0.5%
Caesars Entertainment Operating Co., Inc.
11.25%, 06/01/2017 ^	450	491
International Game Technology
7.50%, 06/15/2019	500	585
MGM Resorts International
10.38%, 05/15/2014	180	204
11.13%, 11/15/2017	480	543
Wyndham Worldwide Corp.
4.25%, 03/01/2022 ^	310	304
Household Products - 0.3%
Reynolds Group Issuer, Inc.
6.88%, 02/15/2021 - 144A	840	869
7.88%, 08/15/2019 - 144A	340	366
Independent Power Producers & Energy Traders - 0.0% ¥
Constellation Energy Group, Inc.
7.60%, 04/01/2032	75	98
Insurance - 0.7%
Allianz Finance II BV
5.75%, 07/08/2041 *	EUR200	252
American International Group, Inc.
3.80%, 03/22/2017 ^	$401	406
5.45%, 05/18/2017 ^	185	199
8.18%, 05/15/2058 * ^	35	37
AXA SA
5.25%, 04/16/2040 *	EUR100	114
Hartford Financial Services Group, Inc.
6.00%, 01/15/2019	$150	164
Lincoln National Corp.
7.00%, 06/15/2040	130	153
MetLife Capital Trust IV
7.88%, 12/15/2037 - 144A	305	334
Muenchener Rueckversicherungs AG
6.00%, 05/26/2041 *	EUR200	264
Prudential Financial, Inc.
4.75%, 09/17/2015	$630	684
5.38%, 06/21/2020 ^	270	302

The notes are an integral part of this report.
Transamerica Series Trust		March 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
Insurance (continued)
XL Group PLC
6.50%, 04/15/2017 * Ž ^	$260	$219
Machinery - 0.0% ¥
Joy Global, Inc.
5.13%, 10/15/2021	100	108
Media - 0.7%
CBS Corp.
4.63%, 05/15/2018 ^	80	87
8.88%, 05/15/2019	240	315
CCH II LLC
13.50%, 11/30/2016	300	342
Clear Channel Worldwide Holdings, Inc. -Series B
9.25%, 12/15/2017 ^	275	301
COX Communications, Inc.
8.38%, 03/01/2039 - 144A ^	390	550
CSC Holdings LLC
8.50%, 04/15/2014 ^	123	137
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.15%, 03/15/2042 - 144A ^	100	97
6.38%, 03/01/2041	210	237
NBCUniversal Media LLC
4.38%, 04/01/2021	235	252
5.15%, 04/30/2020 ^	225	255
Time Warner Cable, Inc.
5.50%, 09/01/2041 ^	220	230
5.88%, 11/15/2040	290	312
Time Warner, Inc.
6.10%, 07/15/2040	100	112
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/2017	80	79
Newcrest Finance Pty, Ltd.
4.45%, 11/15/2021 - 144A	165	167
Multiline Retail - 0.2%
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016	395	453
7.45%, 07/15/2017	511	621
Multi-Utilities - 0.1%
Dominion Resources, Inc.
1.95%, 08/15/2016	280	284
MidAmerican Energy Holdings Co.
5.95%, 05/15/2037 ^	345	403
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp.
5.95%, 09/15/2016 ^	577	665
6.38%, 09/15/2017	385	457
Consol Energy, Inc.
8.00%, 04/01/2017 ^	450	469
Enterprise Products Operating LLC
6.30%, 09/15/2017	200	236
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A	925	1,022
KeySpan Gas East Corp.
5.82%, 04/01/2041 - 144A	185	221
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018 ^	575	671
6.55%, 09/15/2040	55	62

	Principal	Value
	(000’s)	(000’s)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Finance Co., ULC
5.70%, 01/05/2016 ^	$720	$759
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/2019 - 144A ^	310	301
Marathon Petroleum Corp.
6.50%, 03/01/2041	370	400
MEG Energy Corp.
6.50%, 03/15/2021 - 144A	180	189
Nexen, Inc.
7.50%, 07/30/2039	425	522
Peabody Energy Corp.
6.25%, 11/15/2021 - 144A ^	340	333
Plains Exploration & Production Co.
10.00%, 03/01/2016	50	55
Range Resources Corp.
5.75%, 06/01/2021	45	47
7.25%, 05/01/2018 ^	365	385
Western Gas Partners, LP
5.38%, 06/01/2021	355	381
Paper & Forest Products - 0.1%
International Paper Co.
4.75%, 02/15/2022 ^	180	190
6.00%, 11/15/2041	185	200
7.50%, 08/15/2021 ^	25	32
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Co., BV
3.65%, 11/10/2021	90	91
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021	215	218
Real Estate Investment Trusts - 0.2%
ERP Operating, LP
4.63%, 12/15/2021	220	232
Ventas Realty, LP
4.75%, 06/01/2021	135	136
Vornado Realty, LP
5.00%, 01/15/2022	520	531
WEA Finance LLC
4.63%, 05/10/2021 - 144A	150	152
Real Estate Management & Development - 0.1%
Realogy Corp.
7.88%, 02/15/2019 - 144A ^	290	290
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	395	451
Software - 0.0% ¥
First Data Corp.
8.25%, 01/15/2021 - 144A ^	35	34
Oracle Corp.
5.38%, 07/15/2040 ^	170	197
Specialty Retail - 0.0% ¥
QVC, Inc.
7.50%, 10/01/2019 - 144A ^	180	198
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV
2.38%, 09/08/2016	360	364
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	715	795
MetroPCS Wireless, Inc.
7.88%, 09/01/2018 ^	11	12

The notes are an integral part of this report.
Transamerica Series Trust		March 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal	Value
	(000’s)	(000’s)
Wireless Telecommunication Services (continued)
SBA Tower Trust
5.10%, 04/15/2017 - 144A	$585	$631
Sprint Nextel Corp.
9.00%, 11/15/2018 - 144A ^	390	428

Total Corporate Debt Securities (cost $49,264)		50,474

		Value
	Shares	(000’s)
PREFERRED STOCK - 0.0% ¥
Diversified Financial Services - 0.0% ¥
Citigroup Capital XIII, 7.88% *	6,621	180
Total Preferred Stock (cost $174)

COMMON STOCKS - 61.5%
Aerospace & Defense - 1.2%
General Dynamics Corp.	3,850	283
Honeywell International, Inc.	12,634	771
Textron, Inc. ^	4,920	137
United Technologies Corp. ^	52,665	4,368
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. - Class B	17,690	1,428
Auto Components - 0.3%
Johnson Controls, Inc. ^	40,505	1,316
Automobiles - 0.3%
General Motors Co. ‡^	56,186	1,441
Beverages - 1.5%
Coca-Cola Co.	58,648	4,341
Coca-Cola Enterprises, Inc.	16,339	467
Constellation Brands, Inc. - Class A ‡^	6,230	147
Dr. Pepper Snapple Group, Inc. ^	15,829	636
PepsiCo, Inc.	21,660	1,437
Biotechnology - 1.2%
Alexion Pharmaceuticals, Inc. ‡^	3,618	336
Biogen Idec, Inc. ‡^	16,271	2,050
Celgene Corp. ‡	34,125	2,644
Onyx Pharmaceuticals, Inc. ‡^	2,933	111
Vertex Pharmaceuticals, Inc. ‡	8,670	356
Building Products - 0.1%
Masco Corp. ^	42,524	569
Capital Markets - 1.4%
Ameriprise Financial, Inc. ^	7,753	443
Goldman Sachs Group, Inc.	12,069	1,501
Invesco, Ltd.	51,417	1,371
Morgan Stanley ^	48,642	955
State Street Corp.	45,610	2,076
TD Ameritrade Holding Corp. ^	15,490	306
Chemicals - 1.4%
Air Products & Chemicals, Inc. ^	25,260	2,319
Dow Chemical Co. ^	9,076	314
E.I. du Pont de Nemours & Co. ^	66,664	3,526
Monsanto Co.	3,430	274
Commercial Banks - 1.7%
Comerica, Inc. ^	8,890	288
Huntington Bancshares, Inc.	45,950	296
KeyCorp	42,710	363
SunTrust Banks, Inc.	21,531	520
U.S. Bancorp ^	18,760	594
Wells Fargo & Co.	171,789	5,866

		Value
	Shares	(000’s)
Communications Equipment - 1.4%
Cisco Systems, Inc.	154,989	$3,278
Juniper Networks, Inc. ‡^	11,385	260
QUALCOMM, Inc.	45,189	3,074
Computers & Peripherals - 4.0%
Apple, Inc. ‡	25,399	15,226
EMC Corp. ‡^	22,701	678
Hewlett-Packard Co.	44,050	1,050
NetApp, Inc. ‡^	17,117	766
SanDisk Corp. ‡	16,862	836
Construction & Engineering - 0.5%
Fluor Corp.	36,503	2,192
Consumer Finance - 1.0%
American Express Co. ^	28,475	1,648
Capital One Financial Corp. ^	48,808	2,720
Discover Financial Services	3,600	120
Containers & Packaging - 0.2%
Crown Holdings, Inc. ‡	7,400	273
Sealed Air Corp.	23,268	449
Diversified Financial Services - 1.9%
Bank of America Corp.	292,830	2,802
Citigroup, Inc.	95,706	3,498
CME Group, Inc. - Class A ^	3,501	1,013
IntercontinentalExchange, Inc. ‡	6,809	936
NYSE Euronext ^	10,600	318
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	44,976	1,405
Verizon Communications, Inc.	111,158	4,249
Electric Utilities - 0.9%
FirstEnergy Corp. ^	9,600	438
NextEra Energy, Inc.	27,458	1,677
Northeast Utilities ^	10,565	392
NV Energy, Inc.	60,261	971
PPL Corp. ^	19,703	557
Electrical Equipment - 0.6%
Emerson Electric Co. ^	57,151	2,982
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	49,480	2,075
Ensco PLC ADR	16,500	873
Halliburton Co.	17,556	583
Nabors Industries, Ltd. ‡	14,000	245
National Oilwell Varco, Inc. ^	20,910	1,662
Schlumberger, Ltd.	27,029	1,890
Weatherford International, Ltd. ‡	17,363	262
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	50,133	2,246
Kroger Co.	14,130	342
Sysco Corp. ^	15,197	454
Wal-Mart Stores, Inc.	23,131	1,416
Food Products - 1.4%
Archer-Daniels-Midland Co.	28,650	907
General Mills, Inc.	21,323	841
Kellogg Co. ^	7,309	392
Kraft Foods, Inc. - Class A	87,267	3,317
Ralcorp Holdings, Inc. ‡	9,220	683
Tyson Foods, Inc. - Class A	18,842	361
Gas Utilities - 0.4%
AGL Resources, Inc.	21,766	853
Atmos Energy Corp.	8,900	280
EQT Corp. ^	10,590	511
Health Care Equipment & Supplies - 0.8%
Becton Dickinson and Co. ^	11,090	861
CareFusion Corp. ‡	4,980	129
Covidien PLC	53,318	2,916
Health Care Providers & Services - 1.3%
CIGNA Corp.	12,060	594

The notes are an integral part of this report.
Transamerica Series Trust		March 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

		Value
	Shares	(000’s)
Health Care Providers & Services (continued)
Express Scripts, Inc. ‡^	10,140	$549
Humana, Inc. ^	12,842	1,188
McKesson Corp.	10,920	958
UnitedHealth Group, Inc.	43,854	2,585
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp. ^	45,721	1,466
Marriott International, Inc. - Class A ^	164	6
McDonald’s Corp.	5,909	580
Royal Caribbean Cruises, Ltd. ^	4,490	132
Yum! Brands, Inc.	11,952	851
Household Durables - 0.3%
D.R. Horton, Inc. ^	32,401	491
NVR, Inc. ‡^	370	269
PulteGroup, Inc. ‡^	40,183	355
Ryland Group, Inc. ^	8,700	168
Toll Brothers, Inc. ‡	9,320	224
Household Products - 1.3%
Kimberly-Clark Corp. ^	7,265	537
Procter & Gamble Co.	82,231	5,527
Industrial Conglomerates - 1.4%
3M Co.	14,257	1,272
General Electric Co.	169,417	3,400
Tyco International, Ltd.	35,263	1,981
Insurance - 1.6%
ACE, Ltd. ^	13,665	1,000
Allstate Corp. ^	25,849	851
Axis Capital Holdings, Ltd.	3,918	130
Berkshire Hathaway, Inc. - Class B ‡	11,328	919
Everest RE Group, Ltd.	7,490	693
MetLife, Inc. ^	62,169	2,322
PartnerRe, Ltd. ^	1,852	126
Prudential Financial, Inc.	20,394	1,293
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. ‡	9,503	1,925
Expedia, Inc. ^	18,285	611
TripAdvisor, Inc. ‡^	1,885	67
Internet Software & Services - 0.9%
eBay, Inc. ‡	16,160	596
Google, Inc. - Class A ‡	5,361	3,438
IT Services - 1.9%
Accenture PLC - Class A	26,459	1,707
Cognizant Technology Solutions Corp. - Class A ‡	19,892	1,531
Fidelity National Information Services, Inc. ^	5,470	181
Genpact, Ltd. ‡	50,252	819
International Business Machines Corp.	16,152	3,370
Mastercard, Inc. - Class A	2,507	1,054
Western Union Co.	13,643	240
Life Sciences Tools & Services - 0.1%
PerkinElmer, Inc. ^	9,000	249
Machinery - 1.1%
Cummins, Inc. ^	1,338	161
Ingersoll-Rand PLC ^	20,410	844
Kennametal, Inc. ^	10,040	447
PACCAR, Inc. ^	38,897	1,822
Parker Hannifin Corp.	4,900	414
SPX Corp.	13,649	1,058
Timken Co.	6,090	309
Media - 2.7%
CBS Corp. - Class B ^	103,612	3,513
Comcast Corp. - Class A ^	134,340	4,032
DIRECTV - Class A ‡	21,465	1,059
Discovery Communications, Inc. ‡^	11,662	590
Time Warner, Inc.	77,253	2,916
Walt Disney Co. ^	13,100	574

		Value
	Shares	(000’s)
Metals & Mining - 0.5%
Alcoa, Inc.	73,939	$741
Freeport-McMoRan Copper & Gold, Inc.	12,851	489
Newmont Mining Corp.	10,745	551
U.S. Steel Corp. ^	10,460	307
Walter Energy, Inc.	2,143	127
Multiline Retail - 0.8%
Kohl's Corp. ^	12,165	609
Macy's, Inc.	27,090	1,076
Target Corp.	32,524	1,895
Multi-Utilities - 0.9%
CenterPoint Energy, Inc. ^	57,313	1,130
DTE Energy Co. ^	16,175	890
OGE Energy Corp.	1,020	55
PG&E Corp. ^	48,966	2,126
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	8,692	681
Apache Corp.	8,530	857
Chevron Corp.	54,650	5,860
ConocoPhillips	29,320	2,229
Devon Energy Corp.	14,342	1,020
Exxon Mobil Corp.	79,259	6,873
Marathon Petroleum Corp.	6,547	284
Occidental Petroleum Corp.	17,993	1,713
Peabody Energy Corp.	8,980	260
Pioneer Natural Resources Co. ^	4,122	460
Range Resources Corp.	17,080	993
Sunoco, Inc. ^	2,070	79
Valero Energy Corp.	20,200	521
Williams Cos., Inc.	50,788	1,565
Pharmaceuticals - 3.5%
Abbott Laboratories ^	47,959	2,939
Allergan, Inc. ^	12,904	1,231
Johnson & Johnson	18,731	1,235
Merck & Co., Inc.	134,410	5,162
Mylan, Inc. ‡	56,524	1,325
Pfizer, Inc.	192,937	4,373
Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc. ^	10,979	802
Colonial Properties Trust ^	12,675	275
Cousins Properties, Inc. ^	17,636	134
Duke Realty Corp. ^	15,840	227
Equity Lifestyle Properties, Inc. ^	3,651	255
Equity Residential	7,010	439
Highwoods Properties, Inc. ^	7,583	253
Mack-Cali Realty Corp.	12,904	372
Mid-America Apartment Communities, Inc. ^	4,443	298
Pebblebrook Hotel Trust ^	6,540	148
Post Properties, Inc. ^	6,258	293
Senior Housing Properties Trust	14,513	320
UDR, Inc.	10,654	285
Vornado Realty Trust	7,148	602
Weyerhaeuser Co. ^	24,562	538
Real Estate Management & Development - 0.0% ¥
Howard Hughes Corp. ‡	1,954	125
Road & Rail - 1.7%
CSX Corp. ^	124,217	2,673
Norfolk Southern Corp. ^	21,710	1,429
Union Pacific Corp.	36,138	3,884
Semiconductors & Semiconductor Equipment - 1.3%
Altera Corp.	32,858	1,308
Intel Corp.	14,776	415
KLA-Tencor Corp. ^	3,680	200
LAM Research Corp. ‡^	30,039	1,341
Marvell Technology Group, Ltd. ‡	18,000	283
ON Semiconductor Corp. ‡	33,980	306

The notes are an integral part of this report.
Transamerica Series Trust		March 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

		Value
	Shares	(000’s)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ^	12,504	$420
Xilinx, Inc. ^	42,042	1,533
Software - 2.6%
Adobe Systems, Inc. ‡^	23,837	818
Citrix Systems, Inc. ‡	6,811	537
Microsoft Corp.	201,699	6,505
Oracle Corp.	145,109	4,231
Specialty Retail - 1.7%
AutoZone, Inc. ‡	3,799	1,412
Home Depot, Inc. ^	51,192	2,576
Lowe's Cos., Inc. ^	74,641	2,342
Staples, Inc. ^	10,460	169
Tiffany & Co. ^	3,050	211
TJX Cos., Inc.	32,178	1,278
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. - Class B	15,831	1,717
V.F. Corp. ^	14,784	2,158
Tobacco - 1.1%
Altria Group, Inc. ^	34,233	1,057
Philip Morris International, Inc.	44,937	3,982
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. ‡^	6,328	338

Total Common Stocks (cost $250,082)		283,896

	Notional
	Amount	Value
	(000’s)	(000’s)
PURCHASED OPTION - 0.0% ¥
Put Option - 0.0% ¥
Eurodollar, Mid-Curve 2-Year Future Put Strike $99.00 Expires 05/11/2012	$255	27
Total Purchased Option (cost $19)

		Value
	Shares	(000’s)
SECURITIES LENDING COLLATERAL - 18.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	84,454,116	$84,454
Total Securities Lending Collateral (cost $84,454)

	Principal	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENT - 5.0%
State Street Bank & Trust Co. ▲ 0.03%, dated 03/30/2012, to be repurchased at $23,063 on 04/02/2012. Collateralized by U.S. Government Agency Obligations, 3.00 - 4.00%, due 08/01/2026 - 12/01/2026, and with a total value of $23,528.	$23,063	23,063
Total Repurchase Agreement (cost $23,063)

Total Investment Securities (cost $532,567) P		569,665
Other Assets and Liabilities - Net		(107,493)

Net Assets		$462,172

SECURITIES SOLD SHORT - (3.6%)
U.S. Government Agency Obligations - (3.6%)
Fannie Mae, TBA
4.00%	(5,785)	(6,074)
4.50%	(8,000)	(8,507)
5.50%	(2,100)	(2,284)

Total Securities Sold Short (proceeds $(16,824))		(16,865)

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
				(Depreciation)
Description	Type	Contracts	Expiration Date	(000’s)
10-Year U.S. Treasury Note	Short	(55)	06/20/2012	$(16)
2-Year U.S. Treasury Note	Long	71	06/29/2012	(7)
30-Year U.S. Treasury Bond	Long	9	06/20/2012	18
5-Year U.S. Treasury Note	Long	49	06/29/2012	(6)
90-day Eurodollar	Short	(34)	03/16/2015	10
90-day Eurodollar	Short	(34)	06/15/2015	11
90-day Eurodollar	Short	(34)	09/14/2015	12
90-day Eurodollar	Short	(34)	12/14/2015	13
S&P 500 E-Mini Index	Long	22	06/15/2012	42
Ultra Long U.S. Treasury Bond	Short	(5)	06/20/2012	(4)

				$73

FORWARD FOREIGN CURRENCY CONTRACTS:

		Contracts		Amount in U.S.
		Bought		Dollars Bought	Net Unrealized
		(Sold)		(Sold)	(Depreciation)
Currency	Counterparty	(000’s)	Settlement Date	(000’s)	(000’s)
Euro	CITI	(463)	04/18/2012	$(595)	$(23)

The notes are an integral part of this report.
Transamerica Series Trust		March 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 03/31/2012:

	Total Market Value of OTC	Collateral
	Derivatives	(Received)/Pledged	Net Exposures (1)
Counterparty	(000’s)	(000’s)	(000’s)
CITI	$(23)	$–	$(23)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $82,595.
▲	Rate shown reflects the yield at 03/30/2012.
*	Floating or variable rate note. Rate is listed as of 03/30/2012.
ž	The security has a perpetual maturity. The date shown is the next call date.
¥	Percentage rounds to less than 0.1%.
‡	Non-income producing security.
P	Aggregate cost for federal income tax purposes is $532,567. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $40,507 and $3,409, respectively. Net unrealized appreciation for tax purposes is $37,098.
g	A portion of these securities in the amount of $567 is segregated as collateral with the broker to cover margin requirements for open futures contracts.
♦	Amount is less than 1.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2012, these securities aggregated $32,488, or 7.03%, of the fund's net assets.
ADR	American Depositary Receipt
CITI	Citibank IO Interest Only
OTC	Over the Counter
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
TBA	To Be Announced

CURRENCY ABBREVIATION:

EUR	Euro

VALUATION SUMMARY (all amounts in thousands): '

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2012
Asset-Backed Securities	$—	$10,635	$—	$10,635
Common Stocks	283,023	873	—	283,896
Corporate Debt Securities	—	50,474	—	50,474
Foreign Government Obligations	—	2,773	—	2,773
Mortgage-Backed Securities	—	22,526	—	22,526
Preferred Corporate Debt Security	—	101	—	101
Preferred Stock	180	—	—	180
Purchased Option	27	—	—	27
Repurchase Agreement	—	23,063	—	23,063
Securities Lending Collateral	84,454	—	—	84,454
U.S. Government Agency Obligations	—	60,233	—	60,233
U.S. Government Obligations	—	31,303	—	31,303

Total	$367,684	$201,981	$—	$569,665

The notes are an integral part of this report.
Transamerica Series Trust		March 31, 2012 Form N-Q

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands) (continued): '

Securities Sold Short	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
U.S. Government Agency Obligations	$—	$(16,865)	$—	$(16,865)

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Futures Contracts - Appreciation	$106	$—	$—	$106
Futures Contracts - Depreciation	(33)	—	—	(33)
Forward Foreign Currency Contracts - Depreciation	—	(23)	—	(23)

Total	$73	$(23)	$—	$50

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Series Trust		March 31, 2012 Form N-Q

Transamerica Multi Managed Large Cap Core VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCK - 0.5%
Automobiles - 0.5%
Better Place ‡ § r	237,480	$1,078
Total Convertible Preferred Stock (cost $594)

COMMON STOCKS - 97.4%
Aerospace & Defense - 0.9%
Honeywell International, Inc.	19,246	1,175
Textron, Inc. ^	32,110	894
Air Freight & Logistics - 0.9%
Expeditors International of Washington, Inc.	45,706	2,126
Automobiles - 0.7%
General Motors Co. ‡	65,767	1,687
Beverages - 0.2%
PepsiCo, Inc.	7,742	514
Capital Markets - 3.0%
Bank of New York Mellon Corp. ^	98,481	2,376
Charles Schwab Corp.	97,794	1,405
Goldman Sachs Group, Inc.	12,677	1,577
Morgan Stanley	57,124	1,122
State Street Corp.	11,952	544
Chemicals - 1.4%
Monsanto Co.	42,222	3,368
Commercial Banks - 2.6%
Fifth Third Bancorp	71,718	1,008
PNC Financial Services Group, Inc.	28,389	1,831
U.S. Bancorp	23,916	758
Wells Fargo & Co.	72,734	2,482
Commercial Services & Supplies - 1.7%
Edenred	134,718	4,053
Communications Equipment - 2.3%
Cisco Systems, Inc.	48,132	1,018
Motorola Solutions, Inc.	88,981	4,523
Computers & Peripherals - 7.1%
Apple, Inc. ‡	23,492	14,083
Dell, Inc. ‡	47,798	793
Hewlett-Packard Co.	80,972	1,930
Distributors - 1.0%
Li & Fung, Ltd.	1,048,000	2,405
Diversified Financial Services - 7.2%
Bank of America Corp.	212,360	2,032
BM&FBovespa SA	323,707	1,993
Citigroup, Inc.	111,139	4,061
CME Group, Inc. - Class A	5,831	1,687
JPMorgan Chase & Co.	83,137	3,823
Leucadia National Corp. ^	69,042	1,802
MSCI, Inc. - Class A ‡	49,441	1,820
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	39,479	1,233
Verizon Communications, Inc.	42,684	1,632
Electric Utilities - 1.3%
FirstEnergy Corp.	28,277	1,289
PPL Corp.	61,853	1,748
Electrical Equipment - 0.6%
Emerson Electric Co.	16,808	877
First Solar, Inc. ‡ ^	18,511	464
Electronic Equipment & Instruments - 0.4%
Corning, Inc.	65,764	926
Energy Equipment & Services - 1.9%
Halliburton Co.	63,611	2,112
Noble Corp. ‡	15,705	588
Weatherford International, Ltd. ‡	125,440	1,893
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	45,607	2,043
Wal-Mart Stores, Inc.	18,637	1,141
Food Products - 3.1%
Kraft Foods, Inc. - Class A	50,728	1,928
Mead Johnson Nutrition Co. - Class A	43,820	3,615
Unilever NV	56,111	1,909

	Shares	Value (000’s)
Health Care Equipment & Supplies - 1.8%
Intuitive Surgical, Inc. ‡	8,100	$4,388
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	24,392	1,052
UnitedHealth Group, Inc.	39,187	2,309
WellPoint, Inc.	15,799	1,166
Hotels, Restaurants & Leisure - 2.7%
Carnival Corp.	20,249	650
Las Vegas Sands Corp. ^	32,988	1,898
Starbucks Corp.	33,848	1,892
Yum! Brands, Inc.	26,153	1,862
Household Products - 0.2%
Procter & Gamble Co.	5,950	400
Industrial Conglomerates - 0.7%
General Electric Co.	87,317	1,752
Insurance - 2.7%
Aflac, Inc.	9,013	415
Allstate Corp.	85,539	2,815
American International Group, Inc. ‡	15,623	482
MetLife, Inc.	33,494	1,251
Travelers Cos., Inc.	23,901	1,415
Internet & Catalog Retail - 6.6%
Amazon.com, Inc. ‡	48,956	9,915
Groupon, Inc. ‡ ^	67,485	1,240
NetFlix, Inc. ‡	12,130	1,395
priceline.com, Inc. ‡ ^	4,525	3,247
Internet Software & Services - 10.3%
Baidu, Inc. ADR ‡	27,699	4,038
eBay, Inc. ‡	114,125	4,210
Facebook, Inc. - Class B ‡ § r	133,996	4,209
Google, Inc. - Class A ‡	9,682	6,207
LinkedIn Corp. - Class A ‡	21,061	2,148
Yahoo! Inc. ‡	114,459	1,742
Yandex NV - Class A ‡	58,083	1,561
Life Sciences Tools & Services - 1.0%
Illumina, Inc. ‡ ^	46,819	2,463
Machinery - 1.0%
Ingersoll-Rand PLC ^	59,348	2,454
Media - 6.6%
Comcast Corp. - Class A	139,409	4,183
McGraw-Hill Cos., Inc.	37,528	1,819
Naspers, Ltd. - Class N	35,450	1,992
News Corp. - Class B	91,795	1,834
Time Warner Cable, Inc.	28,346	2,310
Time Warner, Inc.	36,120	1,364
Viacom, Inc. - Class B	46,536	2,209
Metals & Mining - 1.2%
Alcoa, Inc. ^	127,147	1,274
Molycorp, Inc. ‡ ^	45,980	1,556
Multiline Retail - 0.4%
Target Corp.	14,727	858
Oil, Gas & Consumable Fuels - 5.1%
BP PLC ADR	53,735	2,417
Chesapeake Energy Corp. ^	34,594	802
Chevron Corp.	21,217	2,275
Murphy Oil Corp.	22,906	1,289
QEP Resources, Inc. ^	21,413	653
Range Resources Corp.	21,224	1,234
Royal Dutch Shell PLC - Class A ADR	29,971	2,102
Ultra Petroleum Corp. ‡ ^	62,646	1,418
Paper & Forest Products - 1.2%
International Paper Co.	78,543	2,757
Personal Products - 0.2%
Avon Products, Inc.	18,574	360
Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	66,246	2,236
GlaxoSmithKline PLC ADR	27,001	1,213
Merck & Co., Inc.	56,274	2,161
Novartis AG	7,421	411

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 1

Transamerica Multi Managed Large Cap Core VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Pharmaceuticals (continued)
Pfizer, Inc.	135,644	$3,074
Roche Holding AG ADR^	20,464	893
Sanofi ADR	32,190	1,247
Valeant Pharmaceuticals International, Inc. ‡	39,104	2,099
Real Estate Management & Development - 1.7%
Brookfield Asset Management, Inc. - Class A ^	125,912	3,975
Semiconductors & Semiconductor Equipment - 1.4%
ARM Holdings PLC ADR^	62,778	1,777
Intel Corp.	31,284	879
KLA-Tencor Corp.	7,817	425
NVIDIA Corp. ‡	22,121	340
Software - 3.9%
Microsoft Corp.	93,852	3,027
Salesforce.com, Inc. ‡	20,555	3,176
VMware, Inc. - Class A ‡	10,990	1,235
Zynga, Inc. - Class A ‡^	144,748	1,903
Specialty Retail - 0.9%
Lowe’s Cos., Inc.	41,581	1,305
Staples, Inc. ^	58,604	948
Trading Companies & Distributors - 1.0%
Fastenal Co. ^	44,602	2,413
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC ADR	39,566	1,095

Total Common Stocks (cost $175,512)		231,402

	Shares	Value (000’s)
SECURITIES LENDING COLLATERAL - 12.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	30,486,114	$30,486
Total Securities Lending Collateral (cost $30,486)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.03% ▲, dated 03/30/2012, to be repurchased at $5,231 on 04/02/2012. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $5,339.	$5,231	5,231

Total Repurchase Agreement (cost $5,231)

Total Investment Securities (cost $211,823) P		268,197
Other Assets and Liabilities - Net		(30,623)

Net Assets		$237,574

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $5,287, or 2.23%, of the fund’s net assets.
§	Illiquid. Total aggregate market value of illiquid securities is $5,827, or less than 2.23%, of the fund’s net assets.
^	All or a portion of this security is on loan. The value of all securities on loan is $29,785.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $211,823. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $66,643 and $10,269, respectively. Net unrealized appreciation for tax purposes is $56,374.
r	Restricted. At 03/31/2012, the fund owned the respective securities (representing 2.23% of the fund’s net assets) which were restricted as to public resale:

Description	Date of Acquisition	Shares*	Cost Per Share*	Cost	Fair Value	Fair Value Per Share*
Better Place	01/25/2010	237,480	$2.50	$594	$1,078	$4.54
Facebook, Inc. – Class B	02/02/2011	133,996	22.00	2,948	4,209	31.41

*	Amount not in thousands.

DEFINITION:

ADR	American Depositary Receipt

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 2

Transamerica Multi Managed Large Cap Core VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$203,550	$23,643	$4,209	$231,402
Convertible Preferred Stock	—	—	1,078	1,078
Repurchase Agreement	—	5,231	—	5,231
Securities Lending Collateral	30,486	—	—	30,486

Total	$234,036	$28,874	$5,287	$268,197

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 ƒ
Common Stocks	$3,618	$—	$—	$—	$—	$591	$—	$—	$4,209	$591
Convertible Preferred Stocks	1,078	—	—	—	—	—	—	—	1,078	—

Total	$4,696	$—	$—	$—	$—	$591	$—	$—	$5,287	$591

Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
Total aggregate market value of Level 3 is 2.23% of the fund’s net assets.

Quantitative Information about Significant Unobservable Inputs (Level 3):

Investment Securities	Fair Value at 03/31/2012 (000’s)	Valuation Technique(s)	Unobservable Input	Range	Weighted Average
Common Stocks	$4,209	Market Transaction Method	Third-Party Purchase/Sale in Secondary Market	$32.50 - $32.50	$32.50
		Market Comparable Companies	Enterprise Value / Revenue	3.2x - 11.7x	7.5x
			Enterprise Value / EBITDA	12.3x - 27.0x	19.6x
			Equity Value / Net Income	19.8x - 42.6x	30.0x
		Discounted Cash Flow	Weighted Average Cost of Capital	8% - 12%	10%
			Perpetual Growth Rate	2.0% - 3.0%	2.5%
Convertible Preferred Stocks	$1,078	Market Transaction Method	Purchase Price of a different share class in the same issuer	$4.54 - $4.54	$4.54
		Discounted Cash Flow	Weighted Average Cost of Capital	18% - 23%	20%
			Perpetual Growth Rate	2.5% - 3.5%	3.0%

The significant unobservable inputs used in the fair value measurement of equity securities are similar offered quotes, and comparability adjustments. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 3

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 88.9%
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028		$1,192	$1,421
2.00%, 01/15/2026		343	420
2.13%, 02/15/2040 - 02/15/2041		1,630	2,147
2.38%, 01/15/2025 - 01/15/2027		12,278	15,699
2.50%, 01/15/2029		211	279
3.63%, 04/15/2028		1,121	1,654
3.88%, 04/15/2029		1,518	2,339
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/2016		3,804	4,018
0.13%, 01/15/2022 ^		10,623	10,875
0.63%, 07/15/2021 p		12,787	13,835
1.13%, 01/15/2021		3,491	3,929
1.25%, 07/15/2020 g		4,832	5,517
1.38%, 07/15/2018 - 01/15/2020		6,197	7,111
1.88%, 07/15/2013		741	780
2.00%, 04/15/2012		1,118	1,121
2.00%, 01/15/2016		171	193
3.00%, 07/15/2012		7,320	7,485

Total U.S. Government Obligations (cost $78,619)			78,823

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.4%
Fannie Mae
5.78%, 06/07/2022		1,000	1,009
Tennessee Valley Authority Principal STRIPS
21.38%, 04/15/2042 ▲ ‡		200	212

Total U.S. Government Agency Obligations (cost $1,258)			1,221

FOREIGN GOVERNMENT OBLIGATIONS - 2.7%
Australia Government Bond
4.00%, 08/20/2020	AUD	400	767
Canadian Government Bond
1.50%, 12/01/2044	CAD	104	133
4.25%, 12/01/2021		871	1,236
United Kingdom Gilt Inflation Linked
1.88%, 11/22/2022	GBP	116	235

Total Foreign Government Obligations (cost $2,337)			2,371

MORTGAGE-BACKED SECURITIES - 1.0%
DBUBS Mortgage Trust
Series 2011-LC2A, Class A2
3.39%, 07/10/2044 - 144A		$100	105
First Horizon Asset Securities, Inc.
Series 2004-AR7, Class 2A2
2.62%, 02/25/2035 *		100	92
Granite Mortgages PLC
Series 2003-3, Class 1A3
0.96%, 01/20/2044 *		424	413
GSR Mortgage Loan Trust
Series 2005-AR7, Class 2A1
2.68%, 11/25/2035 *		131	115
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2, Class A3A
4.68%, 07/15/2042		63	64
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.33%, 09/15/2021 - 144A *		113	109

Total Mortgage-Backed Securities (cost $906)			898

	Principal (000’s)		Value (000’s)
ASSET-BACKED SECURITIES - 0.9%
Chester Asset Receivables Dealings
Series 2004-1, Class A
1.27%, 04/15/2016 *		$100	$156
Commercial Industrial Finance Corp.
Series 2007-1A, Class A1L
0.77%, 05/10/2021 - 144A *		100	92
Driver One GmbH
Series 8, Class A
1.15%, 02/21/2017 *		70	94
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF11, Class A2D
0.58%, 11/25/2035 *		144	123
SLC Student Loan Trust
Series 2009-AA, Class A
4.75%, 06/15/2033 - 144A *		193	188
SLM Student Loan Trust
Series 2009-D, Class A
3.50%, 08/17/2043 - 144A *		178	175

Total Asset-Backed Securities (cost $847)			828

CORPORATE DEBT SECURITIES - 1.6%
Capital Markets - 0.1%
Goldman Sachs Group, Inc.
1.49%, 01/30/2017 *	EUR	100	119
Chemicals - 0.1%
Lyondell Chemical Co.
11.00%, 05/01/2018		$50	55
Commercial Banks - 0.9%
Eksportfinans ASA
5.50%, 06/26/2017		700	682
HSBC Bank PLC
3.10%, 05/24/2016 - 144A ^		200	204
Consumer Finance - 0.1%
SLM Corp.
5.26%, 12/15/2013 *		50	50
Diversified Financial Services - 0.1%
Ford Motor Credit Co., LLC
7.50%, 08/01/2012 ^		100	101
Diversified Telecommunication Services - 0.2%
TDC A/S
3.50%, 02/23/2015 - Reg S	EUR	100	140
Food & Staples Retailing - 0.1%
Wesfarmers, Ltd.
2.98%, 05/18/2016 - 144A ^		$100	102

Total Corporate Debt Securities (cost $1,470)			1,453

CERTIFICATE OF DEPOSIT - 0.2%
Commercial Banks - 0.2%
Abbey National Treasury Services PLC
1.69%, 06/10/2013		200	200
Total Certificate of Deposit (cost $200)

	Shares		Value (000’s)
SECURITIES LENDING COLLATERAL - 4.8%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.31% ▲		4,223,838	4,224
Total Securities Lending Collateral (cost $4,224)

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 1

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENTS - 10.4%
BNP Paribas
0.375% ▲, dated 03/30/2012, to be repurchased at $8,300 on 04/02/2012. Collateralized by a U.S. Government Obligation, 0.40%, due 06/30/2013, with a value of $8,467.	$8,300	$8,300
State Street Bank & Trust Co.
0.03% ▲, dated 03/30/2012, to be repurchased at $882 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $901.	882	882

Total Repurchase Agreements (cost $9,182)		9,182

Total Investment Securities (cost $99,043) P		99,200
Other Assets and Liabilities - Net		(10,569)

Net Assets		$88,631

WRITTEN SWAPTIONS:

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Premiums (Received) (000’s)	Value (000’s)
Call - Interest Rate Swap, European Style	DUB	5-Year IRO USD	Receive	1.50%	09/24/2012	$(1,300)	$(14)	$(13)
Call - Interest Rate Swap, European Style	DUB	5-Year IRO USD	Receive	1.70	03/18/2013	(2,700)	(31)	(37)
Put - Interest Rate Swap, European Style	DUB	5-Year IRO USD	Pay	1.50	09/24/2012	(1,300)	(14)	(13)
Put - Interest Rate Swap, European Style	DUB	5-Year IRO USD	Pay	1.70	03/18/2013	(2,700)	(53)	(42)
Put - Interest Rate Swap, European Style	DUB	5-Year IRO USD	Pay	2.00	03/18/2013	(100)	(1)	(1)

							$(113)	$(106)

SWAP AGREEMENTS:

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums (Received) (000’s)	Net Unrealized (Depreciation) (000’s)
FRC-EXT-CPI	1.85%	10/15/2016	BCLY	EUR	$200	$(3)	$(2)	$(1)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Net Unrealized Appreciation (000’s)
3-Month USD-LIBOR	2.25%	06/20/2022	BCLY	USD	$1,200	$13	$3	$10
3-Month USD-LIBOR §	2.25	06/20/2022	BCLY	USD	500	5	(2)	7

						$18	$1	$17

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 2

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

FUTURE CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (Depreciation) (000’s)
90-Day Eurodollar	Long	5	03/16/2015	$	(♦	)
90-Day Eurodollar	Long	6	06/15/2015		1

					$1

FORWARD FOREIGN CURRENCY CONTRACTS: ¦

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	BCLY	1,105	04/23/2012	$1,168	$(26)
Australian Dollar	DUB	122	04/23/2012	128	(2)
Australian Dollar	BCLY	(2,834)	04/23/2012	(3,023)	96
Australian Dollar	BCLY	210	04/23/2012	217	♦
Canadian Dollar	BCLY	(1,394)	06/21/2012	(1,407)	12
Chinese Yuan Renminbi	BCLY	(63)	06/01/2012	(10)	(♦ )
Chinese Yuan Renminbi	DUB	(589)	06/01/2012	(93)	(1)
Chinese Yuan Renminbi	BCLY	640	06/01/2012	100	2
Euro	DUB	1,000	04/03/2012	1,331	3
Euro	BCLY	(1,000)	04/03/2012	(1,341)	7
Euro	BCLY	159	04/16/2012	204	8
Euro	BCLY	317	04/16/2012	417	6
Euro	DUB	(1,000)	05/02/2012	(1,331)	(3)
Pound Sterling	BCLY	(246)	06/12/2012	(389)	(4)

					$98

Collateral (Received) Pledged for OTC Financial Derivative Instruments

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 03/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$116	$54	$170
DUB	(109)	—	(109)
GSC	—	(340)	(340)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $4,139.
p	A portion of this security in the amount of $54 has been segregated as collateral with the broker for open swap contracts.
g	A portion of this security in the amount of $8 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
§	Illiquid. Total aggregate market value of illiquid securities is $5, or less than 0.01%, of the fund’s net assets.
▲	Rate shown reflects the yield at 03/30/2012.
‡	Non-income producing security.
*	Floating or variable rate note. Rate is listed as of 03/30/2012.
P	Aggregate cost for federal income tax purposes is $99,043. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $357 and $200, respectively. Net unrealized appreciation for tax purposes is $157.
♦	Amount is less than 1.
¦	Cash in the amount of $340 is segregated as collateral by the broker to cover open forward foreign currency contracts.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 3

Transamerica PIMCO Real Return TIPS VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2012, these securities aggregated $975, or 1.10%, of the fund’s net assets.
BCLY	Barclays Bank PLC
DUB	Deutsche Bank AG
FRC-EXT-CPI	France Ex-Tobacco Consumer Price Index
GSC	Goldman Sachs & Co.
IRO	Interest Rate Option
LIBOR	London Interbank Offered Rate
OTC	Over the Counter
STRIPS	Separate Trading of Registered Interest and Principal of Securities

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Asset-Backed Securities	$—	$828	$—	$828
Certificate of Deposit	—	200	—	200
Corporate Debt Securities	—	1,453	—	1,453
Foreign Government Obligations	—	2,371	—	2,371
Mortgage-Backed Securities	—	898	—	898
Repurchase Agreements	—	9,182	—	9,182
Securities Lending Collateral	4,224	—	—	4,224
U.S. Government Agency Obligations	—	1,221	—	1,221
U.S. Government Obligations	—	78,823	—	78,823

Total	$4,224	$94,976	$—	$99,200

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Written Swaptions	$—	$(106)	$—	$(106)

Other Financial Instruments	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Futures Contracts - Appreciation	$1		$—	$—	$1
Futures Contracts - Depreciation	(♦	)	—	—	(♦ )
Forward Foreign Currency Contracts - Appreciation	—		134	—	134
Forward Foreign Currency Contracts - Depreciation	—		(36)	—	(36)
Interest Rate Swaps - Appreciation	—		17	—	17
Interest Rate Swaps - Depreciation	—		(1)	—	(1)

Total	$1		$114	$—	$115

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 4

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
U.S. GOVERNMENT OBLIGATIONS - 20.6%
U.S. Treasury Bond
3.13%, 11/15/2041	$37,000	$35,491
3.75%, 08/15/2041	35,200	38,055
3.88%, 08/15/2040	1,900	2,102
4.38%, 02/15/2038 - 05/15/2041	55,100	66,187
5.25%, 02/15/2029	1,500	1,964
7.63%, 11/15/2022 ^	27,500	41,516
U.S. Treasury Inflation Indexed Bond
2.13%, 02/15/2041	12,210	16,101
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/2022 ^	81,696	83,637
1.13%, 01/15/2021 g a	45,061	50,722
U.S. Treasury Note
1.25%, 01/31/2019 ^	48,800	47,778
1.50%, 06/30/2016 b	780	801
2.00%, 11/15/2021 b	161,500	158,988
2.13%, 08/15/2021 g b	32,400	32,377
2.25%, 03/31/2016 ^	100	106
2.63%, 08/15/2020	12,189	12,851

Total U.S. Government Obligations (cost $584,905)		588,676

U.S. GOVERNMENT AGENCY OBLIGATIONS - 41.6%
Fannie Mae
0.79%, 09/25/2041 *	58,077	58,020
1.38%, 06/01/2043 *	276	278
1.94%, 08/01/2035 *	23	24
2.15%, 08/01/2035 *	1,172	1,236
2.17%, 09/01/2035 *	1,944	2,045
2.22%, 05/01/2035 *	955	995
2.23%, 12/01/2034 *	15	16
2.30%, 10/01/2035 *	22	24
2.33%, 08/01/2036 *	323	342
2.38%, 01/01/2028 *	65	69
2.39%, 07/01/2032 *	8	8
3.50%, 10/01/2013 - 11/01/2041	256,100	267,113
4.00%, 06/01/2013 - 04/01/2041	227,721	241,544
4.50%, 05/01/2019 - 06/01/2026	76,323	81,849
5.00%, 08/01/2020 - 01/01/2030	23,060	24,998
5.50%, 12/01/2017 - 02/01/2038	11,016	12,063
6.00%, 08/01/2037	3,330	3,672
6.50%, 06/17/2038	3,695	3,865
Fannie Mae, TBA
3.50%	107,000	111,595
4.50%	1,000	1,064
Freddie Mac
0.59%, 12/15/2029 *	60	60
1.36%, 10/25/2044 *	1,874	1,870
1.56%, 07/25/2044 *	954	968
2.10%, 09/01/2035 *	170	179
2.48%, 08/01/2023 *	67	69
2.62%, 09/01/2035 *	2,084	2,232
4.00%, 03/01/2041	89,127	93,377
5.00%, 02/15/2020	841	858
6.50%, 07/25/2043	108	123
Freddie Mac, TBA
4.00%	89,000	93,046
4.50%	1,000	1,060
Ginnie Mae
6.50%, 06/20/2032	6	7

	Principal (000’s)		Value (000’s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae, TBA
3.50%		$120,000	$125,043
Overseas Private Investment Corp.
Zero Coupon, 12/1/2012 - 09/30/2013		22,934	23,144
Zero Coupon, 04/15/2014		3,900	5,161
2.07%, 05/15/2021		32,600	30,858
U.S. Small Business Administration
4.50%, 02/01/2014		210	216
Total U.S. Government Agency Obligations

(cost $1,170,424)			1,189,091

FOREIGN GOVERNMENT OBLIGATIONS - 13.4%
Australia Government Bond
4.75%, 06/15/2016	AUD	45,300	49,134
5.50%, 12/15/2013 ^		26,500	28,364
5.50%, 01/21/2018		36,300	41,104
5.75%, 07/15/2022		52,900	62,373
6.00%, 02/15/2017 ^		14,000	16,070
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2013 - 01/01/2017	BRL	76,532	41,996
Canadian Government Bond
1.75%, 03/01/2013	CAD	3,700	3,732
2.25%, 08/01/2014		97,000	99,465
3.25%, 06/01/2021		29,700	32,569
Hong Kong SAR Government Bond
5.13%, 08/01/2014 - 144A		$2,700	2,934
Province of Quebec Canada
3.50%, 12/01/2022	CAD	4,500	4,622
Republic of Brazil
10.25%, 01/10/2028	BRL	2,050	1,342
Vnesheconombank Via VEB Finance PLC
5.38%, 02/13/2017 - 144A ^ §		$300	309

Total Foreign Government Obligations (cost $367,302)			384,014

MORTGAGE-BACKED SECURITIES - 5.8%
Adjustable Rate Mortgage Trust
Series 2005-4, Class 1A1
2.86%, 08/25/2035 *		294	237
Series 2005-5, Class 2A1
2.88%, 09/25/2035 *		314	253
Series 2005-10, Class 1A21
2.81%, 01/25/2036 *		426	269
American Home Mortgage Assets LLC
Series 2006-4, Class 1A12
0.45%, 10/25/2046 *		4,516	2,289
Series 2006-5, Class A1
1.08%, 11/25/2046 *		875	408
American Home Mortgage Investment Trust
Series 2005-2, Class 4A1
2.24%, 09/25/2045 *		7	6
Banc of America Funding Corp.
Series 2005-D, Class A1
2.67%, 05/25/2035 *		172	172
Series 2006-J, Class 4A1
5.74%, 01/20/2047 *		207	128
Banc of America Large Loan, Inc.
Series 2010-UB5, Class A4A
5.64%, 02/17/2051 - 144A *		20,000	22,112
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-1, Class A4
5.45%, 01/15/2049		490	551

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 1

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Inc.
Series 2004-L, Class 2A1
2.93%, 01/25/2035 *	$975	$859
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
2.61%, 08/25/2033 *	1,662	1,659
Series 2003-8, Class 2A1
2.92%, 01/25/2034 *	96	94
Series 2003-8, Class 4A1
2.85%, 01/25/2034 *	210	210
Series 2003-9, Class 2A1
2.93%, 02/25/2034 *	246	227
Series 2004-10, Class 22A1
2.81%, 01/25/2035 *	351	310
Series 2005-2, Class A2
3.08%, 03/25/2035 *	670	661
Series 2005-5, Class A2
2.25%, 08/25/2035 *	510	470
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1
2.83%, 09/25/2035 *	721	477
Series 2006-6, Class 32A1
2.87%, 11/25/2036 *	1,099	599
Series 2006-8, Class 3A1
0.40%, 02/25/2034 *	941	762
Series 2006-R1, Class 2E21
3.87%, 08/25/2036 *	866	170
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
2.75%, 01/26/2036 *	708	414
Series 2007-R6, Class 2A1
2.85%, 12/26/2046 *	472	267
Chaseflex Trust
Series 2007-3, Class 1A2
0.70%, 07/25/2037 *	3,036	1,435
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
2.23%, 09/25/2035 *	892	838
Series 2005-6, Class A2
2.45%, 09/25/2035 *	658	577
Series 2007-10, Class 22AA
5.51%, 09/25/2037 *	4,305	2,693
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/2048	800	902
Series 2007-CD5, Class A4
5.89%, 11/15/2044 *	400	459
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	13	14
Series 2003-J3, Class 2A1
6.25%, 12/25/2033	287	298
Series 2005-14, Class 2A1
0.45%, 05/25/2035 *	391	234
Series 2005-56, Class 5A2
1.01%, 11/25/2035 *	928	548
Series 2005-59, Class 1A1
0.57%, 11/20/2035 *	11	6
Series 2005-62, Class 2A1
1.16%, 12/25/2035 *	6	4
Series 2005-81, Class A1
0.52%, 02/25/2037 *	2,134	1,163

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Countrywide Alternative Loan Trust (continued)
Series 2006-OA1, Class 2A1
0.45%, 03/20/2046 *	$1,697	$900
Series 2006-OA9, Class 2A1A
0.45%, 07/20/2046 *	14	6
Series 2006-OA17, Class 1A1A
0.44%, 12/20/2046 *	5,206	2,795
Series 2006-OA19, Class A1
0.42%, 02/20/2047 *	2,009	991
Series 2007-HY4, Class 1A1
2.95%, 06/25/2037 *	3,997	2,606
Countrywide Home Loan Mortgage Pass- Through Trust
Series 2002-30, Class M
2.71%, 10/19/2032 *	88	58
Series 2003-R4, Class 2A
6.50%, 01/25/2034 - 144A *	628	628
Series 2004-12, Class 11A1
2.80%, 08/25/2034 *	129	96
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	843	857
Series 2005-HY10, Class 5A1
5.26%, 02/20/2036 *	477	344
Series 2005-R2, Class 1AF1
0.58%, 06/25/2035 - 144A *	1,420	1,208
Series 2006-OA5, Class 2A2
0.54%, 04/25/2036 *	695	132
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
2.39%, 06/25/2033 *	924	868
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-AR1, Class 2A1
2.01%, 08/25/2035 *	236	143
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
2.73%, 08/25/2035 *	143	117
Granite Mortgages PLC
Series 2003-3, Class 3A
1.47%, 01/20/2044 *	736	1,138
Series 2004-3, Class 3A2
1.42%, 09/20/2044 *	4,327	6,674
Greenpoint Mortgage Funding Trust
Series 2006-AR7, Class 1A32
0.44%, 12/25/2046 *	736	200
Greenpoint Mortgage Pass-Through Certificates
Series 2003-1, Class A1
3.10%, 10/25/2033 *	294	257
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.66%, 09/25/2035 *	829	804
Series 2006-AR1, Class 2A1
2.70%, 01/25/2036 *	11	9
Harborview Mortgage Loan Trust
Series 2005-4, Class 4A
2.96%, 07/19/2035 *	508	416
Series 2006-1, Class 2A1A
0.48%, 03/19/2036 *	2,749	1,517
Series 2006-5, Class 2A1A
0.42%, 07/19/2046 *	1,287	749

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 2

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Harborview Mortgage Loan Trust (continued)
Series 2006-7, Class 2A1A
0.44%, 09/19/2046 *	$648	$405
Series 2007-1, Class 2A1A
0.37%, 04/19/2038 *	1,648	1,078
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.57%, 12/25/2034 *	88	67
Series 2006-AR12, Class A1
0.43%, 09/25/2046 *	795	475
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB18, Class A4
5.44%, 06/12/2047	210	233
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.02%, 02/25/2035 *	266	267
Series 2007-A1, Class 5A5
2.85%, 07/25/2035 *	2,462	2,383
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	4,700	5,325
Luminent Mortgage Trust
Series 2006-6, Class 2A1
0.44%, 10/25/2046 *	639	413
MASTR Alternative Loans Trust
Series 2006-2, Class 2A1
0.64%, 03/25/2036 *	332	62
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 1A
2.00%, 10/25/2035 *	11,214	10,312
Series 2005-2, Class 2A
2.42%, 10/25/2035 *	374	334
Series 2005-2, Class 3A
1.24%, 10/25/2035 *	122	105
Series 2005-3, Class 4A
0.49%, 11/25/2035 *	71	59
Series 2005-A10, Class A
0.45%, 02/25/2036 *	409	295
Morgan Stanley Capital I
Series 2007-IQ15, Class A4
5.88%, 06/11/2049 *	400	451
Series 2007-XLFA, Class A1
0.30%, 10/15/2020 - 144A *	120	120
Nomura Asset Acceptance Corp.
Series 2004-R1, Class A1
6.50%, 03/25/2034 - 144A	861	870
Permanent Master Issuer PLC
Series 2011-1A, Class 1A1
1.97%, 07/15/2042 - 144A *	10,400	10,442
Series 2011-1A, Class 1A3
2.53%, 07/15/2042 - 144A *	16,000	21,372
Residential Accredit Loans, Inc.
Series 2005-QO3, Class A1
0.64%, 10/25/2045 *	548	325
Series 2006-QO6, Class A1
0.42%, 06/25/2046 *	710	284
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.64%, 01/25/2046 *	698	293
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, 03/25/2032	17	18

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
Residential Funding Mortgage Securities I (continued)
Series 2005-SA4, Class 1A21
3.11%, 09/25/2035 *	$1,019	$712
RMAC Securities PLC
Series 2007-NS1X, Class A2B
0.62%, 06/12/2044 *	14,832	12,187
Sequoia Mortgage Trust
Series 10, Class 2A1
1.00%, 10/20/2027 *	86	81
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
2.67%, 01/25/2035 *	318	258
Series 2005-17, Class 3A1
2.70%, 08/25/2035 *	115	91
Series 2005-18, Class 3A1
2.78%, 09/25/2035 *	3,778	2,868
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.90%, 09/19/2032 *	61	55
Series 2005-AR5, Class A1
0.49%, 07/19/2035 *	154	107
Series 2005-AR5, Class A2
0.49%, 07/19/2035 *	155	136
Series 2005-AR5, Class A3
0.49%, 07/19/2035 *	294	260
Series 2005-AR8, Class A1A
0.52%, 02/25/2036 *	338	189
Series 2006-AR3, Class 12A1
0.46%, 05/25/2036 *	2,099	1,060
Series 2006-AR6, Class 2A1
0.43%, 07/25/2046 *	5,610	3,206
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.33%, 09/15/2021 - 144A *	944	908
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
2.47%, 02/27/2034 *	118	116
Series 2003-AR9, Class 2A
2.55%, 09/25/2033 *	4,151	4,189
Series 2004-AR1, Class A
2.58%, 03/25/2034 *	324	319
Series 2005-AR11, Class A1A
0.56%, 08/25/2045 *	232	190
Series 2006-AR3, Class A1A
1.16%, 02/25/2046 *	1,117	867
Series 2006-AR7, Class 3A
2.72%, 07/25/2046 *	2,176	1,709
Series 2006-AR7, Class C1B2
0.46%, 07/25/2046 *	277	36
Series 2006-AR9, Class 2A
2.72%, 08/25/2046 *	1,873	1,313
Series 2006-AR10, Class 1A1
2.52%, 09/25/2036 *	1,894	1,329
Series 2006-AR17, Class 1A
0.98%, 12/25/2046 *	985	583
Series 2006-AR19, Class 1A1A
0.89%, 01/25/2047 *	273	175
Series 2007-HY1, Class 1A1
2.60%, 02/25/2037 *	709	457
Series 2007-HY1, Class 4A1
2.63%, 02/25/2037 *	4,594	3,276

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 3

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates (continued)
Series 2007-OA1, Class A1A
0.86%, 02/25/2047 *	$5,619	$3,272
Series 2007-OA3, Class 2A1A
0.92%, 04/25/2047 *	656	463
Series 2007-OA6, Class 1A
0.97%, 07/25/2047 *	938	597
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, 11/25/2018	109	109
Series 2004-CC, Class A1
2.65%, 01/25/2035 *	487	459
Series 2004-Z, Class 2A1
2.61%, 12/25/2034 *	689	676
Series 2006-AR4, Class 2A6
5.61%, 04/25/2036 *	498	222
Series 2006-AR8, Class 2A4
2.70%, 04/25/2036 *	961	779

Total Mortgage-Backed Securities (cost $176,852)		165,530

ASSET-BACKED SECURITIES - 2.0%
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.82%, 07/25/2032 *	6	5
Asset Backed Funding Certificates
Series 2005-OPT1, Class A1MZ
0.59%, 07/25/2035 *	132	116
Avoca CLO I BV
Series III-X, Class A
1.43%, 09/15/2021 *	3,775	4,695
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.90%, 10/25/2032 *	25	21
Series 2006-SD2, Class A2
0.44%, 06/25/2036 *	156	155
Series 2006-SD3, Class 21A1
3.20%, 07/25/2036 *	337	209
Series 2006-SD4, Class 1A1
3.03%, 10/25/2036 *	853	585
Chester Asset Receivables Dealings
Series 2004-1, Class A
1.27%, 04/15/2016 *	13,300	20,799
Citigroup Mortgage Loan Trust, Inc.
Series 2006-NC1, Class A2B
0.35%, 08/25/2036 *	39	36
Series 2007-AHL1, Class A2A
0.28%, 12/25/2036 *	37	36
Countrywide Asset-Backed Certificates
Series 2007-5, Class 2A1
0.34%, 09/25/2047 *	179	178
Harbourmaster CLO, Ltd.
Series 5A, Class A1
1.14%, 06/15/2020 - 144A *	2,385	3,024
Home Equity Asset Trust
Series 2002-1, Class A4
0.84%, 11/25/2032 *	1	1
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A2
0.32%, 03/25/2037 *	84	80

	Principal (000’s)	Value (000’s)
ASSET-BACKED SECURITIES (continued)
Lehman XS Trust
Series 2006-4N, Class A1B1
0.41%, 04/25/2046 *	$147	$140
Series 2006-GP4, Class 2A2
0.47%, 08/25/2046 *	220	19
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
0.31%, 01/25/2047 *	334	292
New Century Home Equity Loan Trust
Series 2005-2, Class A1ZA
0.50%, 06/25/2035 *	26	25
Penarth Master Issuer PLC
Series 2011-1A, Class A1
0.89%, 05/18/2015 - 144A *	13,300	13,326
Plymouth Rock CLO, Ltd./Inc.
Series 2010-1A, Class A
2.00%, 02/16/2019 - 144A *	8,433	8,415
Securitized Asset Backed Receivables LLC
Series 2007-NC2, Class A2A
0.28%, 01/25/2037 *	294	254
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	249	274
Series 2004-20C, Class 1
4.34%, 03/01/2024	1,492	1,616
Series 2008-20L, Class 1
6.22%, 12/01/2028	3,115	3,565
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.82%, 01/25/2033 *	1	1
Series 2007-GEL1, Class A1
0.34%, 01/25/2037 - 144A *	674	410

Total Asset-Backed Securities (cost $59,146)		58,277

MUNICIPAL GOVERNMENT OBLIGATIONS - 2.7%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2030 - 06/01/2047	4,400	3,362
Chicago Transit Authority - Class A
6.90%, 12/01/2040	11,100	13,334
Chicago Transit Authority - Class B
6.90%, 12/01/2040	7,300	8,769
Golden State Tobacco Securitization Corp.
5.13%, 06/01/2047	300	207
Kentucky State Property & Building Commission
4.30%, 11/01/2019	500	544
4.40%, 11/01/2020	600	624
5.37%, 11/01/2025	1,100	1,217
Los Angeles Department of Water & Power
5.00%, 07/01/2044	6,900	7,361
Los Angeles Unified School District -Series A-1, Class A
4.50%, 07/01/2022	2,155	2,426
New York City Municipal Water Finance Authority
5.75%, 06/15/2040	6,200	7,211
New York City Transitional Finance Authority Future Tax Secured Revenue
4.73%, 11/01/2023	900	1,035
4.91%, 11/01/2024	600	699
5.08%, 11/01/2025	600	687

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 4

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Palomar Community College District
4.75%, 05/01/2032		$100	$106
State of California
5.65%, 04/01/2039 *		14,400	15,116
State of California - Build America Bonds
7.50%, 04/01/2034		1,100	1,394
7.55%, 04/01/2039		3,400	4,369
State of Illinois
4.42%, 01/01/2015		2,400	2,515
Tobacco Securitization Authority of Southern California
5.13%, 06/01/2046		3,100	2,271
Tobacco Settlement Finance Authority -Series A
7.47%, 06/01/2047		2,540	1,874
Tobacco Settlement Financing Corp.
5.88%, 05/15/2039		100	101
Tobacco Settlement Financing Corp. -Series 1A
5.00%, 06/01/2041		4,000	3,034

Total Municipal Government Obligations (cost $72,730)			78,256

PREFERRED CORPORATE DEBT SECURITY - 0.2%
Commercial Banks - 0.2%
Royal Bank of Scotland Group PLC
7.64%, 09/29/2017 * Ž		7,000	4,795
Total Preferred Corporate Debt Security (cost $7,110)

CORPORATE DEBT SECURITIES - 24.5%
Automobiles - 0.6%
Volkswagen International Finance NV
0.92%, 10/01/2012 - 144A *		9,800	9,809
1.08%, 04/01/2014 - 144A *		6,200	6,181
Capital Markets - 3.2%
Deutsche Bank AG
5.38%, 10/12/2012		19,206	19,637
Goldman Sachs Group, Inc.
1.36%, 11/15/2014 *	EUR	900	1,143
1.38%, 05/23/2016 *		11,800	14,281
1.41%, 02/04/2013 *		800	1,061
6.25%, 09/01/2017		$5,000	5,480
Lehman Brothers Holdings, Inc.
2.85%, 12/23/2008 ‡		4,800	1,404
5.63%, 01/24/2013 ‡		9,800	2,891
6.88%, 05/02/2018 ‡		1,200	360
Lehman Brothers Holdings, Inc. -Series I
6.75%, 12/28/2017 ‡		4,000	♦
Morgan Stanley
1.05%, 10/15/2015 *		1,100	990
2.88%, 07/28/2014 ^		2,700	2,688
3.45%, 11/02/2015		13,800	13,479
Morgan Stanley -Series F
6.25%, 08/28/2017		5,500	5,792
Morgan Stanley -Series MTN
6.63%, 04/01/2018		13,900	14,637
UBS AG
4.88%, 08/04/2020 ^		6,600	6,859
Commercial Banks - 9.6%
Abbey National Treasury Services PLC
2.14%, 04/25/2014 *		14,500	14,074
3.88%, 11/10/2014 - 144A		1,100	1,107
ANZ National International, Ltd.
6.20%, 07/19/2013 - 144A		11,800	12,387

	Principal (000’s)		Value (000’s)
Commercial Banks (continued)
Barclays Bank PLC
1.62%, 01/13/2014 * ^		$23,000	$22,923
2.50%, 01/23/2013		900	908
6.05%, 12/04/2017 - 144A		6,000	6,169
10.18%, 06/12/2021 - 144A		5,520	6,492
BPCE SA
2.28%, 02/07/2014 - 144A *		29,700	29,036
Canadian Imperial Bank of Commerce
2.00%, 02/04/2013 - 144A ^		35,800	36,229
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021 ^		25,500	26,260
DNB Boligkreditt AS
2.90%, 03/29/2016 - 144A		22,000	22,729
Export-Import Bank of Korea
8.13%, 01/21/2014		13,100	14,465
HSBC Capital Funding, LP
10.18%, 06/30/2030 - 144A * Ž		100	132
Lloyds TSB Bank PLC
2.91%, 01/24/2014 *		18,800	18,725
4.38%, 01/12/2015 - 144A		14,000	14,352
5.80%, 01/13/2020 - 144A		2,200	2,260
12.00%, 12/16/2024 - 144A * Ž		16,500	17,251
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž		1,910	2,426
Stadshypotek AB
1.45%, 09/30/2013 - 144A ^		16,700	16,850
UBS AG
5.88%, 12/20/2017		2,700	2,994
Wells Fargo & Co. -Series K
7.98%, 03/15/2018 * Ž ^		8,700	9,472
Consumer Finance - 1.5%
Ally Financial, Inc.
3.87%, 06/20/2014 *		6,900	6,729
8.00%, 03/15/2020 ^		8,880	9,879
American Express Credit Corp. -Series C
5.88%, 05/02/2013		15,900	16,721
HSBC Finance Corp.
5.90%, 06/19/2012 ^		7,100	7,176
SLM Corp.
0.86%, 01/27/2014 *		800	764
5.13%, 08/27/2012		1,000	1,007
Diversified Financial Services - 6.9%
Bank of America Corp.
6.50%, 08/01/2016 ^		4,500	4,948
7.63%, 06/01/2019		15,000	17,297
Bank of America Corp. -Series MTNL
5.65%, 05/01/2018		7,900	8,433
Bear Stearns Cos., LLC
5.70%, 11/15/2014		4,400	4,862
6.40%, 10/02/2017		2,200	2,562
7.25%, 02/01/2018		1,500	1,809
Citigroup, Inc.
2.51%, 08/13/2013 *		14,200	14,242
5.88%, 05/29/2037		1,100	1,129
6.00%, 08/15/2017		5,300	5,893
Fiat Finance & Trade SA
9.00%, 07/30/2012	EUR	4,400	5,965
Ford Motor Credit Co., LLC
5.63%, 09/15/2015		$10,845	11,533
7.00%, 10/01/2013 ^		800	853
7.80%, 06/01/2012		1,020	1,029

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 5

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)		Value (000’s)
Diversified Financial Services (continued)
General Electric Capital Corp.
0.77%, 06/20/2014 *		$13,100	$12,760
International Lease Finance Corp.
6.75%, 09/01/2016 - 144A		4,000	4,285
7.13%, 09/01/2018 - 144A ^		13,200	14,388
JPMorgan Chase & Co.
4.25%, 10/15/2020		22,900	23,446
4.40%, 07/22/2020		800	830
4.95%, 03/25/2020		2,400	2,589
6.30%, 04/23/2019		5,400	6,240
JPMorgan Chase Bank NA
6.00%, 10/01/2017		1,600	1,831
Merrill Lynch & Co., Inc.
1.40%, 01/31/2014 *	EUR	2,100	2,678
6.88%, 04/25/2018		$11,100	12,340
Merrill Lynch & Co., Inc. -Series C
6.40%, 08/28/2017		11,200	12,214
Qtel International Finance, Ltd.
4.75%, 02/16/2021 - Reg S ^		5,000	5,169
SSIF Nevada, LP
1.27%, 04/14/2014 - 144A * ^		19,800	19,649
Diversified Telecommunication Services - 0.0% ¥
KT Corp.
4.88%, 07/15/2015 - 144A		900	950
Electric Utilities - 0.0% ¥
Progress Energy, Inc.
6.85%, 04/15/2012		440	441
Energy Equipment & Services - 0.1%
NGPL PipeCo LLC
7.12%, 12/15/2017 - 144A ^		4,100	3,736
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
6.00%, 01/15/2020		3,900	4,476
Insurance - 0.6%
American International Group, Inc.
8.18%, 05/15/2058 *		200	212
8.25%, 08/15/2018		12,300	14,764
Principal Life Income Funding Trusts
5.30%, 04/24/2013		1,000	1,045
Metals & Mining - 0.2%
Gerdau Trade, Inc.
5.75%, 01/30/2021 - 144A ^		3,100	3,284
Gold Fields Orogen Holding BVI, Ltd.
4.88%, 10/07/2020 - Reg S		3,000	2,875
Oil, Gas & Consumable Fuels - 0.8%
El Paso Corp.
7.75%, 01/15/2032		425	484
7.80%, 08/01/2031		125	142
Gazprom OAO Via GAZ Capital SA
6.51%, 03/07/2022 - Reg S ^		10,900	11,881
8.15%, 04/11/2018 - 144A		1,200	1,407
8.63%, 04/28/2034 - Reg S		6,000	7,557
Tobacco - 0.8%
Altria Group, Inc.
9.25%, 08/06/2019		13,000	17,482
9.70%, 11/10/2018		2,500	3,397
Reynolds American, Inc.
7.63%, 06/01/2016 ^		800	960

	Principal (000’s)	Value (000’s)
Transportation Infrastructure - 0.0% ¥
Korea Expressway Corp.
5.13%, 05/20/2015 - 144A	$850	$909

Total Corporate Debt Securities (cost $689,308)		701,185

LOAN ASSIGNMENTS - 0.3%
Diversified Financial Services - 0.1%
Delos Aircraft, Inc., Tranche B2
7.00%, 03/17/2016 *	2,000	2,004
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co LLC, Non-Extended
3.74%, 10/10/2014 *	3,730	2,277
Health Care Providers & Services - 0.1%
HCA, Inc. 1st Lien, Tranche B
2.49%, 11/18/2013 *	2,951	2,936

Total Loan Assignments (cost $8,409)		7,217

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS ▲ - 0.2%
U.S. Treasury Bill
0.05%, 04/26/2012 ß	2,486	2,486
0.15%, 09/13/2012 ß f	1,092	1,091
0.13%, 09/27/2012	3,000	2,998

Total Short-Term U.S. Government Obligations (cost $6,575)		6,575

	Shares	Value (000’s)
CONVERTIBLE PREFERRED STOCK - 0.1%
Commercial Banks - 0.1%
Wells Fargo & Co., 7.50%	2,900	3,238
Total Convertible Preferred Stock (cost $2,690)

PREFERRED STOCK - 0.1%
Thrifts & Mortgage Finance - 0.1%
DG Funding Trust, 1.05% - 144A * §	380	2,845
Total Preferred Stock (cost $4,042)

SECURITIES LENDING COLLATERAL - 5.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	159,913,208	159,913
Total Securities Lending Collateral (cost $159,913)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co.
0.03% ▲, dated 03/30/2012, to be repurchased at $4,185 on 04/02/2012. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017, and with a total value of $4,269	$4,185	4,185
Total Repurchase Agreement (cost $4,185)

Total Investment Securities (cost $3,313,591) P		3,353,797
Other Assets and Liabilities - Net		(491,751)

Net Assets		$2,862,046

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 6

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
SECURITIES SOLD SHORT - (8.5%)
U.S. Government Agency Obligations - (8.5%)
Fannie Mae, TBA ☐
4.00%	$(134,000)	$(141,978)
4.50%	(74,000)	(79,203)
5.00%	(9,000)	(9,706)
5.50%	(9,000)	(9,790)
6.00%	(2,000)	(2,200)

Total Securities Sold Short (proceeds $(242,669))		(242,877)

WRITTEN SWAPTIONS: a p

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Premiums (Received) (000’s)	Value (000’s)
Call - Interest Rate Swap, European Style	DUB	5-year IRO USD	Receive	1.40%	03/18/2013	$(133,500)	$(859)	$(891)
Put - Interest Rate Swap, European Style	DUB	5-year IRO USD	Pay	1.40	03/18/2013	(133,500)	(3,280)	(3,087)

							$(4,139)	$(3,978)

CENTRALLY CLEARED SWAP AGREEMENTS: a p

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Currency Code	Notional Amount (000’s)(3)	Market Value (000’s)(5)	Premiums Paid (000’s)	Unrealized (Depreciation) (000’s)
North America High Yield Index - Series 14	5.00%	06/20/2015	USD	$17,072	$(286)	$228	$(514)
North America High Yield Index - Series 15	5.00	12/20/2015	USD	54,999	(413)	2,247	(2,660)
North America Investment Grade Index - Series 14	1.00	06/20/2015	USD	36,300	(394)	103	(497)
North America Investment Grade Index - Series 15	1.00	12/20/2015	USD	20,200	(185)	122	(307)

					$(1,278)	$2,700	$(3,978)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums (Received) (000’s)	Net Unrealized Appreciation (000’s)
3-Month USD-LIBOR	1.50%	06/20/2017	USD	$36,900	$(228)	$(415)	$187

OTC SWAP AGREEMENTS: a p

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 03/31/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)(5)	Premiums Paid (000’s)		Unrealized Appreciation (Depreciation) (000’s)
BFC Genesee, Ltd., 1.93%, 01/01/2041 §	2.25%	01/10/2041	CITI	0.00	$2,460	$2,381	$	♦	$2,381
Montauk Point CDO, Ltd. 2006-2A A4, 1.73%, 04/06/2046 §	2.22	01/06/2046	CSFB	93.20	2,500	2,376		♦	2,376
Time Warner, Inc., 5.88%, 11/15/2016	1.19	03/20/2014	DUB	25.32	410	(7)		♦	(7)

						$4,750	$	♦	$4,750

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION:(4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread (BP) at 03/31/2012(2)	Notional Amount (000’s)(3)	Market Value (000’s)	Premiums (Received) (000’s)		Unrealized (Depreciation) (000’s)
Reynolds American, Inc., 7.63%, 06/1/2016	1.28%	06/20/2017	GSC	144.2	$2,100	$(16)	$	♦	$(16)

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 7

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

OTC SWAP AGREEMENTS (continued): a p

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION:(1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(3)	Market Value (000’s)(5)	Premiums Paid (000’s)		Unrealized (Depreciation) (000’s)
Dow Jones North America Investment Grade Index - Series 5	0.14%	12/20/2012	MSC	USD	$13,400	$(10)	$	♦	$(10)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION:(4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)(3)	Market Value (000’s)(5)	Premiums (Received) (000’s)		Unrealized (Depreciation) (000’s)
Dow Jones North America Investment Grade Index - Series 5	0.46%	12/20/2015	MSC	USD	$9,600	$(653)	$	♦	$(653)

INTEREST RATE SWAP AGREEMENTS - FIXED RATE PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount (000’s)	Market Value (000’s)	Premiums Paid (Received) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
6-Month AUD BBR-BBSW	5.50%	12/15/2017	DUB	AUD	$7,800	$414	$(27)	$441
6-Month AUD BBR-BBSW	5.55	12/15/2017	BCLY	AUD	12,600	668	(49)	716
BRL-CDI	12.12	01/02/2014	HSBC	BRL	41,100	1,223	45	1,178
BRL-CDI	12.55	01/02/2014	HSBC	BRL	13,200	321	15	306
BRL-CDI	11.96	01/02/2014	GSC	BRL	96,100	2,582	(46)	2,628
BRL-CDI	12.51	01/02/2014	JPM	BRL	14,300	342	11	331
BRL-CDI	11.99	01/02/2014	GSC	BRL	11,000	300	2	298
BRL-CDI	11.94	01/02/2014	HSBC	BRL	24,100	550	35	515
BRL-CDI	10.77	01/02/2014	UBS	BRL	17,300	154	45	109
BRL-CDI	10.58	01/02/2014	MSC	BRL	87,100	612	104	508
BRL-CDI	10.53	01/02/2014	HSBC	BRL	107,400	699	38	661
BRL-CDI §	10.38	01/02/2014	UBS	BRL	4,700	28	11	17
BRL-CDI	9.93	01/02/2015	MSC	BRL	27,800	(56)	7	(63)
BRL-CDI §	9.94	01/02/2015	GSC	BRL	47,700	(90)	♦	(90)
BRL-CDI §	10.14	01/02/2015	HSBC	BRL	125,200	34	223	(189)
BRL-CDI §	9.93	01/02/2015	UBS	BRL	12,900	(26)	2	(28)
BRL-CDI §	10.61	01/02/2015	MSC	BRL	97,800	501	479	22
MXN-TIIE-Banxico	6.50	03/05/2013	MSC	MXN	237,600	263	(5)	268
MXN-TIIE-Banxico	7.50	06/02/2021	UBS	MXN	330,800	1,819	1,006	813

						$10,338	$1,896	$8,441

FUTURES CONTRACTS:

Description	Type	Contracts	Expiration Date	Net Unrealized Appreciation (000’s)
5-Year U.S. Treasury Note	Short	(2,212)	06/29/2012	$1,363

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 8

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS: p

Currency	Counterparty	Contracts Bought (Sold) (000’s)	Settlement Date	Amount in U.S. Dollars Bought (Sold) (000’s)	Net Unrealized Appreciation (Depreciation) (000’s)
Australian Dollar	HSBC	(240,591)	05/17/2012	$(251,346)	$3,471
Brazilian Real	BCLY	(82,646)	04/03/2012	(47,552)	2,307
Brazilian Real	MSC	82,646	04/03/2012	47,911	(2,666)
Brazilian Real	MSC	(82,646)	06/04/2012	(47,299)	2,623
Canadian Dollar	BCLY	(139,404)	06/21/2012	(140,736)	1,214
Chinese Yuan Renminbi	DUB	30,100	06/01/2012	4,790	(14)
Chinese Yuan Renminbi	JPM	123,261	06/01/2012	19,252	304
Chinese Yuan Renminbi	JPM	61,616	06/01/2012	9,626	150
Chinese Yuan Renminbi	CITI	16,939	06/01/2012	2,661	27
Chinese Yuan Renminbi	BCLY	22,724	06/01/2012	3,576	29
Chinese Yuan Renminbi	DUB	33,160	02/01/2013	5,233	25
Chinese Yuan Renminbi	GSC	25,845	02/01/2013	4,120	(22)
Chinese Yuan Renminbi	JPM	328,211	02/01/2013	52,338	(302)
Chinese Yuan Renminbi	DUB	12,078	02/01/2013	1,919	(4)
Chinese Yuan Renminbi	DUB	8,000	08/05/2013	1,277	(9)
Chinese Yuan Renminbi	UBS	23,957	08/05/2013	3,794	5
Euro	DUB	(54,804)	04/16/2012	(70,316)	(2,781)
Euro	CITI	(17,160)	04/16/2012	(21,959)	(929)
Euro	UBS	(18,167)	04/16/2012	(23,179)	(1,052)
Euro	DUB	45,176	04/16/2012	59,446	809
Euro	UBS	(23,822)	04/16/2012	(30,291)	(1,482)
Euro	BCLY	(23,230)	04/16/2012	(29,777)	(1,207)
Euro	UBS	131	06/14/2012	173	2
Euro	RBC	104	06/14/2012	136	3
Indian Rupee	JPM	875,689	07/12/2012	18,840	(2,006)
Japanese Yen	BCLY	(682,507)	06/07/2012	(8,306)	55
Malaysian Ringgit	JPM	118	04/23/2012	39	(♦ )
Mexican Peso	HSBC	636	06/15/2012	49	♦
Mexican Peso	UBS	765	06/15/2012	59	(♦ )
Mexican Peso	JPM	108	06/15/2012	8	(♦ )
Mexican Peso	HSBC	323,528	06/15/2012	25,021	88
Norwegian Krone	CITI	61,121	04/12/2012	10,876	(148)
Pound Sterling	UBS	330	06/12/2012	522	6
Pound Sterling	UBS	(26,828)	06/12/2012	(42,281)	(608)
Pound Sterling	CITI	99	06/12/2012	155	3
Republic of Korea Won	UBS	17,716	07/12/2012	16	(♦ )
Singapore Dollar	DUB	(84)	05/15/2012	(67)	1
Taiwan Dollar	BCLY	494,352	04/09/2012	16,363	387

					$(1,721)

Collateral (Received) Pledged for OTC Financial Derivative Instruments:

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of 03/31/2012:

Counterparty	Total Market Value of OTC Derivatives (000’s)	Collateral (Received)/Pledged (000’s)	Net Exposures (1) (000’s)
BCLY	$3,453	$(427)	$3,026
CITI	1,334	(1,060)	274
CSFB	2,376	(1,933)	443
DUB	(5,544)	4,049	(1,495)
GSC	2,754	(2,332)	422
HSBC	6,386	(6,840)	(454)
JPM	(1,512)	2,228	716
MSC	614	(1,920)	(1,306)
RBC	3	—	3
UBS	(1,154)	—	(1,154)

(1)	Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 9

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $156,691.
*	Floating or variable rate note. Rate is listed as of 03/30/2012.
Fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate market value of fair valued securities is $64,566, or 2.26%, of the fund’s net assets.
In default.
Ž	The security has a perpetual maturity. The date shown is the next call date.
‡	Non-income producing security.
§	Illiquid. Total aggregate market value of illiquid investment securities is $3,154, or 0.11%, of the fund’s net assets, and illiquid derivatives aggregated to $5,204, or 0.18% of the fund’s net assets.
¥	Percentage rounds to less than 0.1%.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $3,313,591. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $95,711 and $55,505, respectively. Net unrealized appreciation for tax purposes is $40,206.
♦	Amount is less than 1.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
g	A portion of these securities in the amount of $1,538 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.
a	A portion of these securities in the amount of 4,330 and cash in the amount of $10 have been segregated as collateral with the broker for open swap contracts and/or for swaptions.
ß	A portion of these securities in the amount of $6,277 has been segregated as collateral with the custodian for open swaps, swaptions, and/or forward foreign currency contracts.
p	Cash in the amount of $20,360 has been pledged by the broker as collateral for open swaps, swaptions, and/or forward foreign currency contracts.
f	A portion of this security in the amount of $250 has been segregated as collateral with the broker for open short TBA transactions.
☐	Cash in the amount of $280 has been pledged by the broker as collateral with the custodian for open short TBA transactions.

DEFINITIONS (all amounts in thousands):

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2012, these securities aggregated $321,798, or 11.24%, of the fund’s net assets.
BP	Basis Point
BCLY	Barclays Bank PLC
CITI	Citibank, Inc.
CDI	Credit Default Index
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
DUB	Deutsche Bank AG
CSFB	Credit Suisse First Boston
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
ICAP	The world’s premier voice and electronic interdealer broker and provider of post-trade services, is active in wholesale markets in interest rates, credit, commodities, FX, emerging markets, equities and equity derivatives.
IRO	Interest Rate Option
JPM	JPMorgan Chase Bank

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 10

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

DEFINITIONS (continued):

LIBOR	London Interbank Offered Rate
MSC	Morgan Stanley Capital Services
OTC	Over the Counter
TBA	To Be Announced
TIIE	Tasa de Interés Interbancaria de Equilibrio (Mexican Interbank Interest Rate)
UBS	UBS AG

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	United States Dollar

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Asset-Backed Securities	$—	$58,277	$—	$58,277
Convertible Preferred Stocks	3,238	—	—	3,238
Corporate Debt Securities	—	701,185	—	701,185
Foreign Government Obligations	—	384,014	—	384,014
Loan Assignments	—	7,217	—	7,217
Mortgage-Backed Securities	—	165,530	—	165,530
Municipal Government Obligations	—	78,256	—	78,256
Preferred Corporate Debt Security	—	4,795	—	4,795
Preferred Stocks	—	—	2,845	2,845
Repurchase Agreement	—	4,185	—	4,185
Securities Lending Collateral	159,913	—	—	159,913
Short-Term U.S. Government Obligations	—	6,575	—	6,575
U.S. Government Agency Obligations	—	1,171,819	17,272	1,189,091
U.S. Government Obligations	—	588,676	—	588,676

Total	$163,151	$3,170,529	$20,117	$3,353,797

Securities Sold Short	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
U.S. Government Agency Obligations	$—	$(242,877)	$—	$(242,877)

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Written Swaptions	$—	$(3,978)	$—	$(3,978)

Other Financial Instruments	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Futures Contracts - Appreciation	$1,363	$—	$—	$1,363
Credit Default Swap - Appreciation	—	4,757	—	4,757
Credit Default Swap - Depreciation	$(3,978)	$(686)	—	$(4,664)
Forward Foreign Currency Contracts - Appreciation	—	11,509	—	11,509
Forward Foreign Currency Contracts - Depreciation	—	(13,230)	—	(13,230)
Interest Rate Swaps - Appreciation	187	8,811	—	8,998
Interest Rate Swaps - Depreciation	—	(370)	—	(370)

Total	$(2,428)	$10,791	$—	$8,363

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 11

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

VALUATION SUMMARY (all amounts in thousands) (continued): '

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 12/31/2011	Purchases	(Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) ƒ	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2012 ƒ
Preferred Stocks	$2,854	$—	$—	$—	$—	$(9)	$—	$—	$2,845	$(9)
U.S. Government Agency Obligations	17,163	—	—	—	—	109	—	—	17,272	109

Total	$20,017	$—	$—	$—	$—	$100	$—	$—	$20,117	$100

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
ƒ	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at 03/31/2012 may be due to an investment no longer held or categorized as Level 3 at period end.
Total aggregate market value of Level 3 is 0.70% of the fund’s net assets.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 12

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
INVESTMENT COMPANIES - 70.7%
Capital Markets - 70.7%
SSC Government Money Market Fund	12,699,411	$12,699
SSgA Money Market Fund	12,699,411	12,699
SSgA Prime Money Market Fund	12,699,411	12,700
State Street Institutional Liquid Reserves Fund	12,699,411	12,700

Total Investment Companies (cost $50,798)		50,798

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 17.7%
State Street Bank & Trust Co.
0.03% ▲, dated 03/30/2012, to be repurchased at $12,699 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $12,955.	$12,699	12,699
Total Repurchase Agreement (cost $12,699)

Total Investment Securities (cost $63,497) P		63,497
Other Assets and Liabilities - Net		8,304

Net Assets		$71,801

FUTURES CONTRACTS: Y

Description	Type	Contracts	Expiration Date	Net Unrealized (Depreciation) (000’s)
S&P 500 E-Mini Index	Short	(2,069)	06/15/2012	$(5,752)

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $63,497.
Y	Cash in the amount of $14,278 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Investment Companies	$50,798	$—	$—	$50,798
Repurchase Agreement	—	12,699	—	12,699

Total	$50,798	$12,699	$—	$63,497

Other Financial Instruments '	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Futures Contracts - Depreciation	$(5,752)	$—	$—	$(5,752)

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 1

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 99.1%
Aerospace & Defense - 1.0%
Aerovironment, Inc. ‡^	23,500	$630
Curtiss-Wright Corp. ^	18,300	677
Ducommun, Inc. ‡^	34,900	415
Triumph Group, Inc.	27,000	1,692
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. ‡	32,000	1,575
Auto Components - 0.5%
Dana Holding Corp. ^	97,000	1,504
Automobiles - 0.3%
Harley-Davidson, Inc.	20,100	987
Beverages - 0.9%
Constellation Brands, Inc. - Class A ‡	119,425	2,817
Building Products - 1.4%
AO Smith Corp.	29,600	1,331
American Woodmark Corp. ^	2,025	36
Fortune Brands Home & Security, Inc. ‡	24,500	541
Gibraltar Industries, Inc. ‡	81,284	1,231
Owens Corning, Inc. ‡	40,975	1,476
Capital Markets - 4.1%
Duff & Phelps Corp. - Class A ^	43,000	668
Invesco, Ltd.	184,300	4,916
LPL Investment Holdings, Inc. ‡^	24,800	941
Raymond James Financial, Inc.	128,950	4,711
Stifel Financial Corp. ‡^	26,750	1,012
Waddell & Reed Financial, Inc. - Class A	37,900	1,228
Chemicals - 1.9%
Agrium, Inc.	12,625	1,090
Ashland, Inc.	43,875	2,680
Cytec Industries, Inc.	25,450	1,547
Valspar Corp.	21,625	1,044
Commercial Banks - 7.4%
City National Corp. ^	12,200	640
Comerica, Inc.	126,625	4,098
Fifth Third Bancorp	276,300	3,882
First Citizens BancShares, Inc. - Class A	14,007	2,559
First Community Bancshares, Inc. ^	72,804	973
First Niagara Financial Group, Inc.	72,000	708
KeyCorp	515,800	4,385
Lakeland Bancorp, Inc. ^	29,717	293
Regions Financial Corp.	159,975	1,054
Sandy Spring Bancorp, Inc. ^	54,000	981
Texas Capital Bancshares, Inc. ‡^	24,500	848
Umpqua Holdings Corp. ^	94,800	1,285
Washington Trust Bancorp, Inc.	29,678	716
Webster Financial Corp.	80,700	1,829
Commercial Services & Supplies - 1.0%
Cintas Corp.	45,300	1,772
HNI Corp. ^	34,700	963
Steelcase, Inc. - Class A ^	50,000	480
Communications Equipment - 0.5%
Harmonic, Inc. ‡	110,000	602
KVH Industries, Inc. ‡^	90,232	947
Computers & Peripherals - 1.6%
Diebold, Inc.	37,950	1,462
Intermec, Inc. ‡	63,000	487
QLogic Corp. ‡	51,800	920
Seagate Technology PLC	88,450	2,384
Construction & Engineering - 1.6%
Chicago Bridge & Iron Co. NV - Class Y	12,500	540
EMCOR Group, Inc.	26,500	735
Foster Wheeler AG ‡	26,000	592
KBR, Inc.	96,650	3,435
Consumer Finance - 2.8%
Discover Financial Services	143,125	4,772
SLM Corp.	285,350	4,497

	Shares	Value (000’s)
Electric Utilities - 2.8%
Cleco Corp.	38,550	$1,529
FirstEnergy Corp.	28,825	1,314
MGE Energy, Inc. ^	17,200	764
PPL Corp.	191,400	5,408
Electrical Equipment - 0.3%
PowerSecure International, Inc. ‡	163,000	988
Electronic Equipment & Instruments - 1.9%
Jabil Circuit, Inc.	62,400	1,567
Orbotech, Ltd. ‡	142,488	1,652
Park Electrochemical Corp. ^	32,500	982
Rofin-Sinar Technologies, Inc. ‡^	25,100	662
Universal Display Corp. ‡^	9,900	362
Vishay Intertechnology, Inc. ‡^	70,000	851
Energy Equipment & Services - 1.9%
Dresser-Rand Group, Inc. ‡	12,500	580
Oil States International, Inc. ‡	35,575	2,777
Superior Energy Services, Inc. ‡	113,750	2,998
Food Products - 1.1%
Hain Celestial Group, Inc. ‡^	31,350	1,373
J&J Snack Foods Corp. ^	13,700	719
Smithfield Foods, Inc. ‡	72,275	1,592
Health Care Equipment & Supplies - 1.3%
Align Technology, Inc. ‡^	23,000	634
Cyberonics, Inc. ‡^	11,300	431
Greatbatch, Inc. ‡	27,300	669
Hill-Rom Holdings, Inc.	26,000	869
Sirona Dental Systems, Inc. ‡	30,075	1,550
Health Care Providers & Services - 2.5%
AMN Healthcare Services, Inc. ‡^	78,500	476
Cardinal Health, Inc.	85,900	3,702
Coventry Health Care, Inc.	47,500	1,690
Health Net, Inc. ‡	58,500	2,324
Health Care Technology - 0.4%
Omnicell, Inc. ‡	77,500	1,179
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc. ^	99,875	2,752
PF Chang’s China Bistro, Inc. ^	7,700	304
Wyndham Worldwide Corp.	29,150	1,356
Household Durables - 0.7%
Harman International Industries, Inc.	20,600	965
Helen of Troy, Ltd. ‡	9,600	326
La-Z-Boy, Inc. ‡	31,600	473
Ryland Group, Inc. ^	26,000	501
Household Products - 0.6%
Spectrum Brands Holdings, Inc. ‡	53,000	1,853
Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	25,000	1,248
Insurance - 5.8%
Alleghany Corp. ‡	4,331	1,425
Allstate Corp.	104,300	3,434
Aspen Insurance Holdings, Ltd. ^	45,000	1,257
Lincoln National Corp.	202,700	5,343
Marsh & McLennan Cos., Inc.	79,875	2,619
Selective Insurance Group, Inc.	128,158	2,257
United Fire Group, Inc.	104,264	1,865
Validus Holdings, Ltd.	31,400	972
Internet Software & Services - 2.1%
AOL, Inc. ‡^	54,000	1,024
IAC/InterActiveCorp	20,000	982
InfoSpace, Inc. ‡^	27,800	356
ValueClick, Inc. ‡	175,000	3,455
XO Group, Inc. ‡^	107,000	1,005
IT Services - 0.4%
Global Payments, Inc.	6,500	293
VeriFone Systems, Inc. ‡^	17,300	897
Leisure Equipment & Products - 0.7%
Arctic Cat, Inc. ‡	22,300	955

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 1

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Leisure Equipment & Products (continued)
Leapfrog Enterprises, Inc. - Class A ‡	146,000	$1,221
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	42,525	1,893
PerkinElmer, Inc.	46,650	1,290
Machinery - 5.5%
AGCO Corp. ‡	23,625	1,115
Altra Holdings, Inc. ‡^	76,000	1,459
CIRCOR International, Inc.	29,800	991
Columbus McKinnon Corp. ‡	53,000	863
Eaton Corp.	54,000	2,691
Harsco Corp.	5,000	117
Kennametal, Inc.	17,800	793
Mueller Industries, Inc.	29,700	1,350
NN, Inc. ‡^	92,400	754
Sauer-Danfoss, Inc.	23,500	1,105
Stanley Black & Decker, Inc.	12,825	987
Timken Co.	78,975	4,007
Wabash National Corp. ‡	77,400	801
Woodward, Inc. ^	26,000	1,114
Media - 1.0%
CBS Corp. - Class B	54,900	1,862
Madison Square Garden Co. ‡	14,500	496
Scripps Networks Interactive, Inc. - Class A	21,450	1,044
Metals & Mining - 1.0%
Noranda Aluminum Holding Corp.	61,700	615
Nucor Corp.	63,425	2,724
Multiline Retail - 2.1%
Big Lots, Inc. ‡	69,800	3,003
Macy’s, Inc.	100,600	3,997
Multi-Utilities - 3.5%
CMS Energy Corp.	192,025	4,225
NiSource, Inc.	200,700	4,886
NorthWestern Corp.	69,000	2,447
Oil, Gas & Consumable Fuels - 3.6%
Energen Corp.	81,150	3,989
HollyFrontier Corp.	102,050	3,281
SM Energy Co.	14,500	1,026
Spectra Energy Corp.	45,525	1,436
W&T Offshore, Inc. ^	60,000	1,265
Western Refining, Inc.	51,000	960
Paper & Forest Products - 1.5%
Domtar Corp.	10,000	954
MeadWestvaco Corp.	89,850	2,838
P.H. Glatfelter Co. ^	62,500	986
Personal Products - 0.9%
Herbalife, Ltd.	44,825	3,085
Pharmaceuticals - 0.7%
Impax Laboratories, Inc. ‡^	40,000	983
Nektar Therapeutics ‡^	162,645	1,288
Professional Services - 0.5%
On Assignment, Inc. ‡	92,500	1,616
Real Estate Investment Trusts - 7.7%
BioMed Realty Trust, Inc. ^	172,225	3,269
Brandywine Realty Trust ^	430,500	4,941
CBL & Associates Properties, Inc. ^	187,400	3,546
DiamondRock Hospitality Co.	185,000	1,904
DuPont Fabros Technology, Inc. ^	39,575	968
Equity One, Inc. ^	66,000	1,335
Excel Trust, Inc. ^	112,993	1,365
Home Properties, Inc.	62,225	3,795
Kilroy Realty Corp. ^	32,875	1,532
National Retail Properties, Inc.	39,300	1,069
Realty Income Corp.	9,100	352
Weingarten Realty Investors ^	42,800	1,131
Road & Rail - 2.3%
Arkansas Best Corp. ^	41,700	784
Hertz Global Holdings, Inc. ‡	199,300	2,997

	Shares	Value (000’s)
Road & Rail (continued)
Ryder System, Inc.	71,875	$3,796
Semiconductors & Semiconductor Equipment - 4.7%
Applied Micro Circuits Corp. ‡	97,000	673
Brooks Automation, Inc. ^	112,000	1,381
Cirrus Logic, Inc. ‡^	63,750	1,517
COHU, Inc.	22,000	250
Entegris, Inc. ‡	125,000	1,168
LAM Research Corp. ‡	42,750	1,908
Linear Technology Corp.	41,500	1,399
LTX-Credence Corp. ‡	198,000	1,424
MKS Instruments, Inc.	22,000	650
RF Micro Devices, Inc. ‡^	121,260	604
Skyworks Solutions, Inc. ‡	70,900	1,959
TriQuint Semiconductor, Inc. ‡^	214,912	1,482
Veeco Instruments, Inc. ‡^	31,300	895
Software - 1.9%
Cadence Design Systems, Inc. ‡	237,400	2,811
Progress Software Corp. ‡^	55,500	1,311
Symantec Corp. ‡	48,950	915
Websense, Inc. ‡^	54,000	1,139
Specialty Retail - 6.1%
Abercrombie & Fitch Co. - Class A	20,900	1,037
Aeropostale, Inc. ‡	31,300	677
American Eagle Outfitters, Inc.	82,500	1,418
Ann, Inc. ‡^	49,705	1,424
Children’s Place Retail Stores, Inc. ‡^	14,000	723
Express, Inc. ‡^	122,250	3,054
Finish Line, Inc. - Class A ^	120,000	2,546
Foot Locker, Inc.	164,000	5,092
Pier 1 Imports, Inc. ‡^	133,950	2,435
Signet Jewelers, Ltd.	35,725	1,689
Textiles, Apparel & Luxury Goods - 1.4%
G-III Apparel Group, Ltd. ‡^	28,500	810
Oxford Industries, Inc. ^	18,200	925
PVH Corp.	17,300	1,545
Steven Madden, Ltd. ‡^	28,600	1,223
Thrifts & Mortgage Finance - 2.8%
Berkshire Hills Bancorp, Inc. ^	60,887	1,396
Brookline Bancorp, Inc.	92,000	862
Dime Community Bancshares, Inc. ^	48,000	701
Northwest Bancshares, Inc. ^	66,034	839
Oritani Financial Corp. ^	21,300	313
Provident Financial Services, Inc. ^	66,000	959
Provident New York Bancorp ^	131,000	1,108
Trustco Bank Corp. ^	106,000	605
United Financial Bancorp, Inc. ^	43,721	692
Washington Federal, Inc.	106,800	1,796
Tobacco - 0.4%
Lorillard, Inc.	9,875	1,279
Water Utilities - 0.8%
American Water Works Co., Inc.	72,725	2,475

Total Common Stocks (cost $301,888)		324,597

SECURITIES LENDING COLLATERAL - 16.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	54,566,609	54,567
Total Securities Lending Collateral (cost $54,567)

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 2

Transamerica Systematic Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co.
0.03% ▲, dated 03/30/2012, to be repurchased at $4,056 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $4,138.	$4,056	$4,056
Total Repurchase Agreement (cost $4,056)

Total Investment Securities (cost $360,511) P		383,220
Other Assets and Liabilities - Net		(55,485)

Net Assets		$327,735

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $53,086.
Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security aggregated $293, or 0.09% of the fund’s net assets.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $360,511. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $32,339 and $9,630, respectively. Net unrealized appreciation for tax purposes is $22,709.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$324,304	$293	$—	$324,597
Repurchase Agreement	—	4,056	—	4,056
Securities Lending Collateral	54,567	—	—	54,567

Total	$378,871	$4,349	$—	$383,220

'	Transfers between Levels are considered to have occurred at the end of the reporting period. As of period end 03/31/2012, securities with an aggregate fair market value of $293 transferred from Level 1 to Level 2 due to unavailability of unadjusted quoted prices. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 3

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 99.3%
Aerospace & Defense - 2.9%
Esterline Technologies Corp. ‡	15,400	$1,101
GenCorp, Inc. ‡^	27,500	195
HEICO Corp. - Class A ^	26,156	1,050
Hexcel Corp. ‡	29,000	696
Teledyne Technologies, Inc. ‡	9,700	612
TransDigm Group, Inc. ‡	19,000	2,200
Triumph Group, Inc. ^	16,300	1,021
Air Freight & Logistics - 0.4%
HUB Group, Inc. - Class A ‡^	12,200	440
UTi Worldwide, Inc. ^	37,100	639
Airlines - 0.1%
Allegiant Travel Co. - Class A ‡^	2,500	136
Auto Components - 1.0%
Dana Holding Corp. ^	42,600	660
Gentex Corp. ^	16,000	392
Tenneco, Inc. ‡	25,800	959
TRW Automotive Holdings Corp. ‡^	6,700	311
Beverages - 0.7%
Boston Beer Co., Inc. - Class A ‡^	16,300	1,741
Biotechnology - 7.2%
Acorda Therapeutics, Inc. ‡^	14,600	388
Alexion Pharmaceuticals, Inc. ‡	18,100	1,681
Alkermes PLC ‡^	52,400	972
Alnylam Pharmaceuticals, Inc. ‡^	9,000	100
Ariad Pharmaceuticals, Inc. ‡^	35,200	561
Arqule, Inc. ‡^	20,300	142
BioMarin Pharmaceutical, Inc. ‡^	35,300	1,209
Cepheid, Inc. ‡^	31,400	1,313
Cubist Pharmaceuticals, Inc. ‡^	34,500	1,492
Dendreon Corp. ‡^	16,100	172
Halozyme Therapeutics, Inc. ‡^	29,300	374
Human Genome Sciences, Inc. ‡^	36,000	297
Idenix Pharmaceuticals, Inc. ‡^	27,600	270
Incyte Corp., Ltd. ‡^	92,300	1,781
InterMune, Inc. ‡^	22,500	330
Lexicon Pharmaceuticals, Inc. ‡^	30,200	56
Momenta Pharmaceuticals, Inc. ‡^	12,700	195
NPS Pharmaceuticals, Inc. ‡^	20,200	138
Onyx Pharmaceuticals, Inc. ‡	22,200	836
Pharmacyclics, Inc. ‡^	18,900	525
Regeneron Pharmaceuticals, Inc. ‡^	20,900	2,437
Rigel Pharmaceuticals, Inc. ‡^	16,500	133
Savient Pharmaceuticals, Inc. ‡^	19,400	42
Seattle Genetics, Inc. ‡^	24,400	497
Theravance, Inc. ‡^	25,100	489
United Therapeutics Corp. ‡^	19,300	910
Capital Markets - 0.9%
Affiliated Managers Group, Inc. ‡	7,500	838
Cohen & Steers, Inc. ^	4,000	128
E*Trade Financial Corp. ‡	62,060	680
Stifel Financial Corp. ‡^	15,749	596
Chemicals - 2.6%
Intrepid Potash, Inc. ‡^	14,800	360
Koppers Holdings, Inc.	9,500	366
NewMarket Corp. ^	4,700	881
Rockwood Holdings, Inc. ‡	35,300	1,841
Senomyx, Inc. ‡^	14,900	41
Stepan Co. ^	8,700	764
WR Grace & Co. ‡	36,500	2,109
Commercial Banks - 1.2%
Signature Bank ‡^	18,400	1,160
SVB Financial Group ‡^	15,400	991
Texas Capital Bancshares, Inc. ‡^	22,300	772
Commercial Services & Supplies - 2.9%
ACCO Brands Corp. ‡^	19,500	242
Brink’s Co.	8,000	191
Cenveo, Inc. ‡^	26,500	90

	Shares	Value (000’s)
Commercial Services & Supplies (continued)
Clean Harbors, Inc. ‡	40,600	$2,734
Portfolio Recovery Associates, Inc. ‡^	13,000	932
Rollins, Inc. ^	29,050	618
Team, Inc. ‡^	16,000	495
US Ecology, Inc. ^	12,700	276
Waste Connections, Inc. ^	44,187	1,437
Communications Equipment - 2.1%
Acme Packet, Inc. ‡^	13,600	374
ADTRAN, Inc. ^	22,100	689
Aruba Networks, Inc. ‡^	38,200	851
JDS Uniphase Corp. ‡^	66,800	969
Plantronics, Inc. ^	24,500	987
Polycom, Inc. ‡	41,024	782
Riverbed Technology, Inc. ‡^	11,800	331
Computers & Peripherals - 0.4%
Synaptics, Inc. ‡^	23,500	858
Construction & Engineering - 0.1%
MYR Group, Inc. ‡	8,900	159
Consumer Finance - 0.3%
World Acceptance Corp. ‡^	13,500	827
Containers & Packaging - 0.3%
Rock-Tenn Co. - Class A ^	11,900	804
Distributors - 0.1%
LKQ Corp. ‡	11,300	352
Diversified Consumer Services - 1.4%
American Public Education, Inc. ‡^	28,700	1,090
Sotheby’s ^	23,800	936
Steiner Leisure, Ltd. ‡^	11,300	552
Weight Watchers International, Inc. ^	9,749	753
Diversified Financial Services - 0.5%
MSCI, Inc. - Class A ‡	17,188	633
NewStar Financial, Inc. ‡^	52,800	587
Diversified Telecommunication Services - 0.7%
Premiere Global Services, Inc. ‡^	23,000	208
tw telecom, inc. - Class A ‡^	65,200	1,445
Electrical Equipment - 1.1%
Acuity Brands, Inc. ^	24,800	1,558
General Cable Corp. ‡	8,900	259
II-VI, Inc. ‡^	38,100	901
Electronic Equipment & Instruments - 1.5%
Anixter International, Inc. ‡^	18,300	1,328
Coherent, Inc. ‡	13,900	811
Dolby Laboratories, Inc. - Class A ‡	2,100	80
Itron, Inc. ‡	7,400	336
Power-One, Inc. ‡^	45,700	208
RealD, Inc. ‡^	15,800	213
Rofin-Sinar Technologies, Inc. ‡^	11,500	303
Trimble Navigation, Ltd. ‡^	5,200	283
Energy Equipment & Services - 3.6%
Atwood Oceanics, Inc. ‡^	17,100	768
Core Laboratories NV ^	10,700	1,408
Dawson Geophysical Co. ‡	3,200	110
Dril-Quip, Inc. ‡^	9,900	644
Gulf Island Fabrication, Inc. ^	11,800	345
ION Geophysical Corp. ‡^	36,500	235
Lufkin Industries, Inc. ^	10,100	815
Oceaneering International, Inc. ^	16,100	868
Oil States International, Inc. ‡^	15,300	1,194
Superior Energy Services, Inc. ‡	53,258	1,404
Tesco Corp. ‡^	23,700	336
TETRA Technologies, Inc. ‡^	23,400	220
Unit Corp. ‡	7,300	312
Food & Staples Retailing - 0.1%
Susser Holdings Corp. ‡	13,100	336
Food Products - 1.0%
J&J Snack Foods Corp. ^	18,500	971
TreeHouse Foods, Inc. ‡^	25,200	1,499

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 1

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Health Care Equipment & Supplies - 3.4%
Arthrocare Corp. ‡^	22,700	$609
Cooper Cos., Inc.	15,000	1,226
Edwards Lifesciences Corp. ‡	3,200	233
HeartWare International, Inc. ‡	5,800	381
IDEXX Laboratories, Inc. ‡^	12,800	1,119
Integra LifeSciences Holdings Corp. ‡^	9,800	340
Masimo Corp. ‡^	14,100	330
Meridian Bioscience, Inc. ^	16,250	315
Orthofix International NV ‡	19,900	748
Sirona Dental Systems, Inc. ‡	28,800	1,484
Thoratec Corp. ‡	20,100	678
Volcano Corp. ‡^	25,200	714
Health Care Providers & Services - 4.1%
AMERIGROUP Corp. ‡	12,900	868
Catalyst Health Solutions, Inc. ‡^	19,300	1,230
Centene Corp. ‡	22,500	1,102
Chemed Corp. ^	9,600	602
Corvel Corp. ‡^	13,200	527
HealthSouth Corp. ‡	29,200	598
HMS Holdings Corp. ‡^	49,900	1,557
Mednax, Inc. ‡^	15,700	1,168
MWI Veterinary Supply, Inc. ‡^	8,900	783
PharMerica Corp. ‡	9,900	123
PSS World Medical, Inc. ‡^	22,900	580
Team Health Holdings, Inc. ‡^	30,500	627
VCA Antech, Inc. ‡^	2,800	65
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. ‡	33,220	551
Hotels, Restaurants & Leisure - 2.1%
CEC Entertainment, Inc. ^	7,200	273
Cheesecake Factory, Inc. ‡^	20,500	602
Choice Hotels International, Inc. ^	9,400	351
Denny’s Corp. ‡^	117,100	473
Panera Bread Co. - Class A ‡^	17,100	2,753
Red Robin Gourmet Burgers, Inc. ‡^	6,300	234
WMS Industries, Inc. ‡^	19,350	459
Household Durables - 1.2%
iRobot Corp. ‡	20,500	559
Tempur-Pedic International, Inc. ‡^	27,300	2,305
Household Products - 0.1%
Church & Dwight Co., Inc. ^	6,700	330
Insurance - 0.4%
Amtrust Financial Services, Inc. ^	20,400	548
HCC Insurance Holdings, Inc. ^	5,700	178
StanCorp Financial Group, Inc. ^	7,000	287
Internet & Catalog Retail - 0.8%
HSN, Inc. ^	31,400	1,194
Shutterfly, Inc. ‡^	22,200	696
Internet Software & Services - 1.8%
Ancestry.com, Inc. ‡^	12,700	289
j2 Global, Inc. ^	21,800	625
MercadoLibre, Inc. ^	12,400	1,212
Perficient, Inc. ‡	19,700	237
RealNetworks, Inc. ^	15,949	159
SINA Corp. ‡^	2,200	143
Sohu.com, Inc. ‡^	8,900	491
ValueClick, Inc. ‡^	31,400	620
WebMD Health Corp. - Class A ‡	19,800	506
IT Services - 3.9%
CACI International, Inc. - Class A ‡^	1,700	106
Cardtronics, Inc. ‡	41,800	1,097
Gartner, Inc. ‡^	51,500	2,197
Genpact, Ltd. ‡	6,200	101
Global Payments, Inc. ^	5,820	262
Heartland Payment Systems, Inc.	32,820	947
Jack Henry & Associates, Inc. ^	9,900	338

	Shares	Value (000’s)
IT Services (continued)
MAXIMUS, Inc.	37,800	$1,537
NCI, Inc. - Class A ‡^	22,300	142
TeleTech Holdings, Inc. ‡^	19,600	316
TNS, Inc. ‡	9,700	211
Unisys Corp. ‡^	8,590	169
VeriFone Systems, Inc. ‡^	16,500	856
Wright Express Corp. ‡^	17,000	1,100
Leisure Equipment & Products - 1.6%
Brunswick Corp. ^	34,600	891
Polaris Industries, Inc. ^	30,500	2,201
Pool Corp. ^	18,100	677
Life Sciences Tools & Services - 1.5%
AMAG Pharmaceuticals, Inc. ‡	7,300	116
Bio-Rad Laboratories, Inc. - Class A ‡	6,700	695
Bruker Corp. ‡	47,700	731
Exelixis, Inc. ‡^	88,500	458
Illumina, Inc. ‡^	7,600	400
Mettler-Toledo International, Inc. ‡	3,200	591
PAREXEL International Corp. ‡^	21,000	566
Machinery - 7.1%
3D Systems Corp. ‡^	22,900	539
Actuant Corp. - Class A ^	35,600	1,032
Chart Industries, Inc. ‡	10,500	770
Gardner Denver, Inc. ^	26,900	1,695
Graco, Inc.	22,800	1,210
IDEX Corp.	27,100	1,142
John Bean Technologies Corp. ^	10,800	175
Meritor, Inc. ‡^	37,000	299
Middleby Corp. ‡^	12,900	1,305
NACCO Industries, Inc. - Class A	4,100	477
Nordson Corp. ^	32,700	1,782
Robbins & Myers, Inc.	19,500	1,015
Toro Co. ^	19,700	1,401
Valmont Industries, Inc. ^	15,000	1,761
Wabtec Corp.	21,100	1,590
Woodward, Inc. ^	20,900	895
Marine - 0.7%
Kirby Corp. ‡^	26,600	1,750
Media - 1.5%
CTC Media, Inc. ^	16,700	194
Digital Generation, Inc. ‡^	33,000	337
John Wiley & Sons, Inc. - Class A ^	14,200	676
Knology, Inc. ‡^	13,300	242
Liberty Media Corp. - Liberty Capital ‡	5,800	511
Madison Square Garden Co. ‡	37,200	1,273
National CineMedia, Inc. ^	8,700	133
Sirius XM Radio, Inc. ‡^	150,400	347
Metals & Mining - 1.2%
Allied Nevada Gold Corp. ‡^	27,500	896
Carpenter Technology Corp.	6,400	334
Compass Minerals International, Inc. ^	7,500	538
Royal Gold, Inc. ^	8,900	580
Stillwater Mining Co. ‡^	46,000	581
Multiline Retail - 0.4%
Big Lots, Inc. ‡	23,800	1,024
Oil, Gas & Consumable Fuels - 3.2%
Bill Barrett Corp. ‡^	22,200	577
Clayton Williams Energy, Inc. ‡	17,300	1,374
Contango Oil & Gas Co. ‡^	20,500	1,208
Gran Tierra Energy, Inc. ‡^	64,660	407
Northern Oil and Gas, Inc. ‡^	42,300	877
Oasis Petroleum, Inc. ‡	26,800	826
Patriot Coal Corp. ‡^	32,500	203
Rosetta Resources, Inc. ‡^	20,400	995
SM Energy Co.	18,300	1,295

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 2

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
Paper & Forest Products - 0.4%
Clearwater Paper Corp. ‡	7,600	$252
KapStone Paper and Packaging Corp. ‡^	35,100	692
Personal Products - 0.5%
Herbalife, Ltd. ^	18,100	1,246
Pharmaceuticals - 2.9%
Akorn, Inc. ‡^	60,700	710
Auxilium Pharmaceuticals, Inc. ‡	18,400	342
AVANIR Pharmaceuticals, Inc. - Class A ‡^	97,600	334
Cadence Pharmaceuticals, Inc. ‡^	12,200	45
Jazz Pharmaceuticals PLC ‡	18,600	902
MAP Pharmaceuticals, Inc. ‡^	10,200	146
Medicines Co. ‡	46,200	927
Nektar Therapeutics ‡^	25,900	205
Par Pharmaceutical Cos., Inc. ‡^	17,100	662
Questcor Pharmaceuticals, Inc. ‡^	14,600	549
Salix Pharmaceuticals, Ltd. ‡^	20,300	1,066
ViroPharma, Inc. ‡^	36,800	1,107
XenoPort, Inc. ‡^	9,600	43
Professional Services - 1.5%
Advisory Board Co. ‡^	15,600	1,383
Exponent, Inc. ‡^	7,100	344
Huron Consulting Group, Inc. ‡^	26,900	1,010
Korn/Ferry International ‡	13,800	231
RPX Corp. ‡^	18,800	319
Towers Watson & Co. - Class A	4,100	271
Real Estate Investment Trusts - 0.9%
DuPont Fabros Technology, Inc. ^	17,000	416
Sabra Healthcare REIT, Inc.	7,866	129
Strategic Hotels & Resorts, Inc. ‡^	63,700	419
Taubman Centers, Inc. ^	17,700	1,291
Real Estate Management & Development - 1.3%
Altisource Portfolio Solutions SA ‡^	18,800	1,140
Forest City Enterprises, Inc. - Class A ‡^	63,400	993
Jones Lang LaSalle, Inc.	8,200	683
Kennedy-Wilson Holdings, Inc.	15,100	204
Road & Rail - 1.8%
Avis Budget Group, Inc. ‡^	36,700	519
Landstar System, Inc. ^	17,800	1,027
Old Dominion Freight Line, Inc. ‡^	31,299	1,493
RailAmerica, Inc. ‡^	58,800	1,262
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Energy Industries, Inc. ‡^	6,200	81
Amkor Technology, Inc. ‡^	75,800	466
Atmel Corp. ‡^	58,700	579
Cabot Microelectronics Corp. ^	7,300	284
Cavium, Inc. ‡^	20,900	647
Cymer, Inc. ‡^	10,800	540
Cypress Semiconductor Corp. ‡^	52,500	820
Diodes, Inc. ‡^	31,000	719
Hittite Microwave Corp. ‡^	14,600	792
Micrel, Inc. ^	32,600	334
Microsemi Corp. ‡	28,200	605
PMC-Sierra, Inc. ‡^	37,300	270
Semtech Corp. ‡^	21,000	598
Silicon Laboratories, Inc. ‡^	17,500	752
TriQuint Semiconductor, Inc. ‡^	60,700	419
Veeco Instruments, Inc. ‡^	14,400	412
Software - 9.7%
Actuate Corp. ‡	22,300	140
Advent Software, Inc. ‡^	23,600	604
ANSYS, Inc. ‡	7,389	480
Ariba, Inc. ‡	47,000	1,537
AsiaInfo-Linkage, Inc. ‡^	13,400	169
CommVault Systems, Inc. ‡	30,200	1,499
Concur Technologies, Inc. ‡^	20,000	1,148

	Shares	Value (000’s)
Software (continued)
Ebix, Inc. ^	31,400	$727
FactSet Research Systems, Inc. ^	10,250	1,015
Fortinet, Inc. ‡	59,100	1,634
Informatica Corp. ‡^	39,700	2,100
Kenexa Corp. ‡^	23,800	744
MICROS Systems, Inc. ‡	34,900	1,930
Monotype Imaging Holdings, Inc. ‡^	25,400	378
Netscout Systems, Inc. ‡	35,200	716
OPNET Technologies, Inc. ^	27,800	806
Parametric Technology Corp. ‡	40,500	1,132
Progress Software Corp. ‡^	11,950	282
Quest Software, Inc. ‡^	23,900	556
Rovi Corp. ‡	21,400	697
Solera Holdings, Inc.	25,100	1,152
TIBCO Software, Inc. ‡	70,800	2,159
Ultimate Software Group, Inc. ‡^	23,500	1,722
Specialty Retail - 4.7%
Aaron’s, Inc. ^	33,550	869
Aeropostale, Inc. ‡^	23,725	513
Ascena Retail Group, Inc. ‡^	35,800	1,587
Children’s Place Retail Stores, Inc. ‡^	7,900	408
Guess?, Inc. ^	11,500	359
Hibbett Sports, Inc. ‡^	12,500	682
JOS A. Bank Clothiers, Inc. ‡^	18,600	938
Monro Muffler Brake, Inc. ^	44,350	1,840
Sally Beauty Holdings, Inc. ‡	91,100	2,258
Tractor Supply Co.	19,600	1,775
Textiles, Apparel & Luxury Goods - 2.2%
Deckers Outdoor Corp. ‡^	15,700	990
Fossil, Inc. ‡^	11,512	1,520
Hanesbrands, Inc. ‡^	4,500	133
Iconix Brand Group, Inc. ‡^	34,200	594
PVH Corp. ^	12,000	1,072
True Religion Apparel, Inc. ‡^	10,200	279
Warnaco Group, Inc. ‡	13,800	806
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. ‡^	18,700	93
Radian Group, Inc. ^	15,700	68
Trading Companies & Distributors - 1.2%
Beacon Roofing Supply, Inc. ‡^	26,800	690
RSC Holdings, Inc. ‡^	44,600	1,008
United Rentals, Inc. ‡^	26,500	1,136
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. - Class A ‡^	12,200	620

Total Common Stocks (cost $188,033)		239,265

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	61,717,674	61,718
Total Securities Lending Collateral (cost $61,718)

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 3

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.9%
State Street Bank & Trust Co.
0.03% ▲, dated 03/30/2012, to be repurchased at $2,055 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 04/01/2025, and with a value of $2,099.	$2,055	$2,055
Total Repurchase Agreement (cost $2,055)

Total Investment Securities (cost $251,806) P		303,038
Other Assets and Liabilities - Net		(62,141)

Net Assets		$240,897

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security aggregated $262, or 0.11% of the fund’s net assets.
^	All or a portion of this security is on loan. The value of all securities on loan is $60,211.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $251,806. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $62,328 and $11,096, respectively. Net unrealized appreciation for tax purposes is $51,232.

DEFINITION:

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Quoted Prices Level 1 -	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$239,003	$262	$—	$239,265
Repurchase Agreement	—	2,055	—	2,055
Securities Lending Collateral	61,718	—	—	61,718

Total	$300,721	$2,317	$—	$303,038

'	Transfers between Levels are considered to have occurred at the end of the reporting period. As of period end 03/31/2012, securities with an aggregate fair market value of $262 transferred from Level 1 to Level 2 due to unavailability of unadjusted quoted prices. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 4

Transamerica Third Avenue Value VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 89.5%
Canada - 7.3%
Canfor Corp. ‡^	163,377	$1,933
Cenovus Energy, Inc. ^	124,000	4,457
Viterra, Inc.	292,350	4,663
France - 1.3%
Sanofi	26,550	2,062
Germany - 3.3%
Lanxess AG	60,681	5,016
Hong Kong - 14.7%
Cheung Kong Holdings, Ltd.	559,847	7,231
Henderson Land Development Co., Ltd.	1,214,478	6,670
Hutchison Whampoa, Ltd.	768,912	7,679
Wheelock & Co., Ltd.	398,000	1,197
Japan - 8.3%
Mitsui Fudosan Co., Ltd. ^	262,538	5,021
Toyota Industries Corp.	255,193	7,696
Korea, Republic of - 4.7%
POSCO ADR	86,839	7,268
Sweden - 5.5%
Investor AB - Class A	397,854	8,623
Switzerland - 2.4%
Pargesa Holding SA	51,000	3,667
United Kingdom - 3.1%
Resolution, Ltd.	596,691	2,494
Segro PLC REIT	600,000	2,253
United States - 38.9%
Alamo Group, Inc. ^	16,293	490
Alexander & Baldwin, Inc. ^	18,233	883
Alleghany Corp. ‡	1,200	395
Applied Materials, Inc.	263,039	3,272
AVX Corp. ^	364,152	4,829
Bank of New York Mellon Corp.	301,559	7,276
Bristow Group, Inc. ^	69,649	3,324
Brookfield Asset Management, Inc. - Class A ^	285,376	9,010
Capital Southwest Corp.	6,895	652
Devon Energy Corp.	27,000	1,920
Electronics for Imaging, Inc. ‡	104,921	1,744
EnCana Corp. ^	214,000	4,205
Forest City Enterprises, Inc. - Class A ‡^	321,423	5,033
Haemonetics Corp. ‡^	13,000	906
Intel Corp.	129,039	3,627
Investment Technology Group, Inc. ‡^	182,889	2,187
KeyCorp	140,000	1,190
Leucadia National Corp. ^	38,000	992
Lexmark International, Inc. - Class A ^	14,292	475
Lowe’s Cos., Inc.	37,000	1,161
Sycamore Networks, Inc. ‡^	11,484	204
Tejon Ranch Co. ‡^	68,444	1,960
Tellabs, Inc.	466,171	1,888
Westwood Holdings Group, Inc. ^	55,707	2,158
White Mountains Insurance Group, Ltd.	750	376

Total Common Stocks (cost $114,656)		138,087

SECURITIES LENDING COLLATERAL - 21.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	32,849,845	32,850
Total Securities Lending Collateral (cost $32,850)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 11.1%
State Street Bank & Trust Co.
0.03% ▲, dated 03/30/2012, to be repurchased at $17,201 on 04/02/2012. Collateralized by U.S. Government Agency Obligations, 4. 00%, due 12/15/2017, and with a total value of $17,546.	$17,201	$17,201
Total Repurchase Agreement (cost $17,201)

Total Investment Securities (cost $164,707) P		188,138
Other Assets and Liabilities - Net		(33,836)

Net Assets		$154,302

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 1

Transamerica Third Avenue Value VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value (000’s)
Real Estate Management & Development	19.2%	$36,122
Diversified Financial Services	7.0	13,282
Capital Markets	6.5	12,273
Oil, Gas & Consumable Fuels	5.6	10,582
Auto Components	4.1	7,696
Industrial Conglomerates	4.1	7,679
Metals & Mining	3.9	7,268
Semiconductors & Semiconductor Equipment	3.7	6,899
Chemicals	2.7	5,016
Electronic Equipment & Instruments	2.6	4,829
Food Products	2.5	4,663
Energy Equipment & Services	1.8	3,324
Insurance	1.7	3,265
Real Estate Investment Trusts	1.2	2,253
Computers & Peripherals	1.2	2,219
Communications Equipment	1.1	2,092
Pharmaceuticals	1.1	2,062
Paper & Forest Products	1.0	1,933
Commercial Banks	0.6	1,190
Specialty Retail	0.6	1,161
Health Care Equipment & Supplies	0.5	906
Marine	0.5	883
Machinery	0.2	490

Investment Securities, at Value	73.4	138,087
Short-Term Investments	26.6	50,051

Total Investments	100.0%	$188,138

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $32,071.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $164,707. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $32,359 and $8,928, respectively. Net unrealized appreciation for tax purposes is $23,431.

DEFINITIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$71,210	$66,877	$—	$138,087
Repurchase Agreement	—	17,201	—	17,201
Securities Lending Collateral	32,850	—	—	32,850

Total	$104,060	$84,078	$—	$188,138

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 2

Transamerica WMC Diversified Growth II VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 99.8%
Aerospace & Defense - 2.1%
Boeing Co. ^	2,161	$160
Honeywell International, Inc.	2,614	160
Beverages - 2.0%
Coca-Cola Co. ^	4,039	299
Biotechnology - 3.4%
Amgen, Inc. ^	3,793	258
Biogen Idec, Inc. ‡	252	32
Celgene Corp. ‡	1,716	133
Gilead Sciences, Inc. ‡	1,884	92
Chemicals - 1.2%
CF Industries Holdings, Inc.	459	84
Sherwin-Williams Co. ^	944	102
Communications Equipment - 8.6%
Cisco Systems, Inc. ^	38,151	807
Emulex Corp. ‡^	6,493	67
F5 Networks, Inc. ‡	942	127
QUALCOMM, Inc.	3,994	272
Riverbed Technology, Inc. ‡^	1,660	47
Computers & Peripherals - 15.2%
Apple, Inc. ‡	2,126	1,275
Dell, Inc. ‡^	7,494	124
EMC Corp. ‡^	18,374	549
NetApp, Inc. ‡^	3,852	172
QLogic Corp. ‡^	7,704	137
SanDisk Corp. ‡^	1,355	67
Consumer Finance - 1.1%
American Express Co. ^	2,882	167
Diversified Consumer Services - 1.4%
Apollo Group, Inc. - Class A ‡^	2,000	77
ITT Educational Services, Inc. ‡^	2,100	139
Energy Equipment & Services - 4.2%
Cameron International Corp. ‡^	738	39
Core Laboratories NV ^	1,082	142
Diamond Offshore Drilling, Inc. ^	2,736	184
National Oilwell Varco, Inc. ^	1,601	127
Oceaneering International, Inc. ^	2,697	145
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	1,420	129
Wal-Mart Stores, Inc.	2,776	170
Food Products - 0.2%
Green Mountain Coffee Roasters, Inc. ‡^	495	23
Health Care Equipment & Supplies - 2.3%
Edwards Lifesciences Corp. ‡^	879	64
Hologic, Inc. ‡^	6,306	136
Intuitive Surgical, Inc. ‡^	276	149
Health Care Providers & Services - 3.5%
Aetna, Inc. ^	1,845	93
AmerisourceBergen Corp. - Class A	1,705	68
Cardinal Health, Inc. ^	1,524	66
UnitedHealth Group, Inc. ^	5,313	312
Hotels, Restaurants & Leisure - 1.9%
Starbucks Corp. ^	3,228	180
Yum! Brands, Inc. ^	1,628	116
Industrial Conglomerates - 1.3%
General Electric Co.	4,558	91
Tyco International, Ltd.	1,895	107
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. ‡^	433	88
priceline.com, Inc. ‡^	197	141
Internet Software & Services - 4.2%
eBay, Inc. ‡	5,716	211
Google, Inc. - Class A ‡	382	245
IAC/InterActiveCorp ^	3,666	180
IT Services - 4.3%
Cognizant Technology Solutions Corp. - Class A ‡	644	50

	Shares	Value (000’s)
IT Services (continued)
International Business Machines Corp.	2,897	$604
Life Sciences Tools & Services - 1.9%
Bruker Corp. ‡	3,850	59
Life Technologies Corp. ‡	1,304	64
Waters Corp. ‡	1,792	166
Machinery - 4.6%
Caterpillar, Inc. ^	2,926	311
Cummins, Inc. ^	790	95
Dover Corp.	1,279	81
Joy Global, Inc. ^	1,412	104
Parker Hannifin Corp.	1,325	112
Media - 2.4%
News Corp. - Class A ^	4,583	90
Omnicom Group, Inc. ^	4,016	204
Sirius XM Radio, Inc. ‡^	28,563	66
Metals & Mining - 1.1%
Cliffs Natural Resources, Inc. ^	912	63
Freeport-McMoRan Copper & Gold, Inc.	2,014	77
Walter Energy, Inc. ^	543	32
Multiline Retail - 0.6%
Dollar Tree, Inc. ‡^	1,051	99
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	660	52
Exxon Mobil Corp.	5,077	440
Occidental Petroleum Corp.	1,628	155
Valero Energy Corp. ^	5,875	151
Pharmaceuticals - 1.1%
Abbott Laboratories ^	2,649	162
Semiconductors & Semiconductor Equipment - 4.9%
Altera Corp.	8,540	340
Analog Devices, Inc. ^	3,170	128
Intersil Corp. - Class A ^	3,554	40
KLA-Tencor Corp. ^	1,139	62
Xilinx, Inc. ^	5,101	186
Software - 9.2%
Autodesk, Inc. ‡^	2,457	104
BMC Software, Inc. ‡^	1,348	54
Check Point Software Technologies, Ltd. ‡^	2,301	147
Citrix Systems, Inc. ‡	893	70
Microsoft Corp.	20,043	647
Oracle Corp.	7,980	233
Red Hat, Inc. ‡	1,642	98
Symantec Corp. ‡^	3,004	56
Specialty Retail - 4.8%
Bed Bath & Beyond, Inc. ‡^	1,171	77
Buckle, Inc. ^	1,377	66
Lowe’s Cos., Inc. ^	3,116	98
O’Reilly Automotive, Inc. ‡^	620	57
PetSmart, Inc. ^	2,152	123
Ross Stores, Inc.	2,745	159
TJX Cos., Inc. ^	3,844	153
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc. ^	1,767	137
Lululemon Athletica, Inc. ‡^	857	64
Ralph Lauren Corp ^	436	76
Tobacco - 1.8%
Philip Morris International, Inc.	3,171	281

Total Common Stocks (cost $12,116)		15,246

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	3,914,368	3,914
Total Securities Lending Collateral (cost $3,914)

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 1

Transamerica WMC Diversified Growth II VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co.
0.03% ▲, dated 03/30/2012, to be repurchased at $15 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 04/01/2025, and with a value of $18.	$15	$15
Total Repurchase Agreement (cost $15)

Total Investment Securities (cost $16,045) P		19,175
Other Assets and Liabilities - Net		(3,897)

Net Assets		$15,278

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

^	All or a portion of this security is on loan. The value of all securities on loan is $3,827.
‡	Non-income producing security.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $16,045. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,336 and $206, respectively. Net unrealized appreciation for tax purposes is $3,130.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$15,246	$—	$—	$15,246
Repurchase Agreement	—	15	—	15
Securities Lending Collateral	3,914	—	—	3,914

Total	$19,160	$15	$—	$19,175

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended 3/31/2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 2

Transamerica WMC Diversified Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2012

(unaudited)

	Shares	Value (000’s)
COMMON STOCKS - 99.9%
Aerospace & Defense - 2.0%
Boeing Co.	389,072	$28,935
Honeywell International, Inc.	431,231	26,327
Beverages - 2.0%
Coca-Cola Co.	718,186	53,153
Biotechnology - 3.5%
Amgen, Inc.	693,650	47,162
Biogen Idec, Inc. ‡	47,515	5,985
Celgene Corp. ‡	323,780	25,099
Gilead Sciences, Inc. ‡	327,907	16,018
Chemicals - 1.4%
CF Industries Holdings, Inc.	92,797	16,949
Sherwin-Williams Co.	188,601	20,496
Communications Equipment - 9.0%
Cisco Systems, Inc.	6,883,655	145,589
Emulex Corp. ‡	1,157,000	12,010
F5 Networks, Inc. ‡	181,317	24,471
QUALCOMM, Inc.	805,990	54,823
Riverbed Technology, Inc. ‡^	315,433	8,857
Computers & Peripherals - 15.3%
Apple, Inc. ‡	370,642	222,188
Dell, Inc. ‡	1,349,579	22,403
EMC Corp. ‡	3,068,902	91,699
NetApp, Inc. ‡	733,603	32,843
QLogic Corp. ‡^	1,820,336	32,329
SanDisk Corp. ‡	230,908	11,451
Consumer Finance - 1.1%
American Express Co.	509,958	29,506
Diversified Consumer Services - 1.4%
Apollo Group, Inc. - Class A ‡	426,928	16,496
ITT Educational Services, Inc. ‡^	326,352	21,585
Energy Equipment & Services - 4.0%
Cameron International Corp. ‡	131,281	6,936
Core Laboratories NV ^	175,084	23,036
Diamond Offshore Drilling, Inc. ^	454,811	30,359
National Oilwell Varco, Inc. ^	298,771	23,743
Oceaneering International, Inc. ^	484,770	26,124
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	268,489	24,379
Wal-Mart Stores, Inc.	517,122	31,648
Food Products - 0.2%
Green Mountain Coffee Roasters, Inc. ‡^	91,373	4,280
Health Care Equipment & Supplies - 2.2%
Edwards Lifesciences Corp. ‡	185,954	13,524
Hologic, Inc. ‡	1,056,341	22,764
Intuitive Surgical, Inc. ‡	44,753	24,246
Health Care Providers & Services - 3.6%
Aetna, Inc.	339,466	17,028
AmerisourceBergen Corp. - Class A	349,118	13,853
Cardinal Health, Inc.	277,664	11,970
UnitedHealth Group, Inc.	925,547	54,551
Hotels, Restaurants & Leisure - 1.9%
Starbucks Corp.	535,754	29,944
Yum! Brands, Inc.	307,550	21,891
Industrial Conglomerates - 1.3%
General Electric Co.	744,899	14,950
Tyco International, Ltd.	369,097	20,736
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. ‡	71,594	14,499
priceline.com, Inc. ‡	37,244	26,722
Internet Software & Services - 4.5%
eBay, Inc. ‡	1,019,193	37,598
Google, Inc. - Class A ‡	77,647	49,791
IAC/InterActiveCorp ^	720,193	35,354
IT Services - 4.0%
Cognizant Technology Solutions Corp. - Class A ‡	100,891	7,764

	Shares	Value (000’s)
IT Services (continued)
International Business Machines Corp.	480,993	$100,359
Life Sciences Tools & Services - 2.0%
Bruker Corp. ‡	791,481	12,118
Life Technologies Corp. ‡	254,461	12,423
Waters Corp. ‡	330,677	30,640
Machinery - 4.4%
Caterpillar, Inc.	491,649	52,370
Cummins, Inc.	137,020	16,448
Dover Corp.	205,303	12,922
Joy Global, Inc.	215,616	15,848
Parker Hannifin Corp.	277,976	23,503
Media - 2.3%
News Corp. - Class A	806,447	15,879
Omnicom Group, Inc. ^	699,315	35,420
Sirius XM Radio, Inc. ‡	4,999,995	11,550
Metals & Mining - 1.0%
Cliffs Natural Resources, Inc.	128,170	8,877
Freeport-McMoRan Copper & Gold, Inc.	326,249	12,410
Walter Energy, Inc.	104,507	6,188
Multiline Retail - 0.7%
Dollar Tree, Inc. ‡	206,014	19,466
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	78,727	6,167
Exxon Mobil Corp.	910,646	78,981
Occidental Petroleum Corp.	293,318	27,933
Valero Energy Corp.	1,131,479	29,158
Pharmaceuticals - 1.1%
Abbott Laboratories	497,696	30,504
Semiconductors & Semiconductor Equipment - 4.5%
Altera Corp.	1,315,174	52,370
Analog Devices, Inc.	555,836	22,456
Intersil Corp. - Class A ^	538,264	6,029
KLA-Tencor Corp.	208,197	11,330
Xilinx, Inc. ^	852,826	31,068
Software - 9.2%
Autodesk, Inc. ‡	398,868	16,880
BMC Software, Inc. ‡	317,513	12,751
Check Point Software Technologies, Ltd. ‡	400,637	25,577
Citrix Systems, Inc. ‡	156,736	12,368
Microsoft Corp.	3,647,608	117,636
Oracle Corp.	1,178,405	34,362
Red Hat, Inc. ‡	292,990	17,547
Symantec Corp. ‡	672,498	12,576
Specialty Retail - 4.7%
Bed Bath & Beyond, Inc. ‡	215,517	14,175
Buckle, Inc. ^	261,050	12,504
Lowe’s Cos., Inc.	618,339	19,403
O’Reilly Automotive, Inc. ‡	117,114	10,698
PetSmart, Inc. ^	383,538	21,946
Ross Stores, Inc.	435,245	25,288
TJX Cos., Inc.	596,542	23,689
Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc.	346,460	26,774
Lululemon Athletica, Inc. ‡^	183,312	13,690
Ralph Lauren Corp.	72,751	12,683
Tobacco - 1.8%
Philip Morris International, Inc.	555,361	49,211

Total Common Stocks (cost $2,251,745)		2,716,239

SECURITIES LENDING COLLATERAL - 5.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.31% ▲	153,136,433	153,136
Total Securities Lending Collateral (cost $153,136)

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 1

Transamerica WMC Diversified Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2012

(unaudited)

	Principal (000’s)	Value (000’s)
REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co.
0.03% ▲, dated 03/30/2012, to be repurchased at $6,425 on 04/02/2012. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 04/01/2025, and with a value of $6,556.	$6,425	$6,425
Total Repurchase Agreement (cost $6,425)

Total Investment Securities (cost $2,411,306) P		2,875,800
Other Assets and Liabilities - Net		(154,552)

Net Assets		$2,721,248

NOTES TO SCHEDULE OF INVESTMENTS (all amounts in thousands):

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $149,818.
▲	Rate shown reflects the yield at 03/30/2012.
P	Aggregate cost for federal income tax purposes is $2,411,306. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $500,975 and $36,481, respectively. Net unrealized appreciation for tax purposes is $464,494.

VALUATION SUMMARY (all amounts in thousands): '

Investment Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 03/31/2012
Common Stocks	$2,716,239	$—	$—	$2,716,239
Repurchase Agreement	—	6,425	—	6,425
Securities Lending Collateral	153,136	—	—	153,136

Total	$2,869,375	$6,425	$—	$2,875,800

'	Transfers between Levels are considered to have occurred at the end of the reporting period. There were no transfers into or out of any Levels during the period ended March 31, 2012. See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.		March 31, 2012 Form N-Q
Transamerica Series Trust	Page 2

Notes to Schedules of Investments

At March 31, 2012

(unaudited)

Transamerica Series Trust (each a “Fund” and collectively, the “Funds”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by the Funds.

Repurchase agreements: Securities purchased subject to repurchase agreements are held at the Funds’ custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Funds, with the exception of Transamerica AEGON Money Market VP (“Money Market”), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

The open forward foreign currency contracts at March 31, 2012 are listed in the Schedules of Investments.

Option and swaption contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are: an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms.

The Funds write call and put options/swaptions on futures, swaps, securities, or currencies they own or in which they invest. The Funds purchase put and call options/swaptions on foreign or U.S. securities, indices, futures, swaps, and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. Options are marked to market daily to reflect the current value of the option/swaption written.

The underlying face amounts of open option and swaption contracts at March 31, 2012 are listed in the Schedules of Investments.

Futures contracts: The Funds are subject to equity price risk, interest rate risk, foreign currency exchange rate risk, and commodity risk in the normal course of pursuing their investment objectives. The Funds, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount.

Subsequent payments (variation margin) are paid or received by the Funds each day, depending on the daily fluctuations in the value of the contract. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The open futures contracts at March 31, 2012 are listed in the Schedules of Investments.

Transamerica Series Trust		March 31, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2012

(unaudited)

Swap agreements: Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). Certain Funds, with the exception of Money Market, enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage exposure to credit, currency, interest rate risk and commodity risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors which may include a registered commodities exchange, or quotations from market makers to the extent available. Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Certain Funds sell credit default swaps which expose them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps is disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Funds would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. To help hedge against this risk, the Funds enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds with interest rate swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

The open swap agreements at March 31, 2012 are listed in the Schedules of Investments.

Short sales: A short sale is a transaction in which a Fund, with the exception of Money Market, sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Funds are obligated to replace the borrowed securities at the market price at the time of replacement. The Funds’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Funds consider the short sale to be a borrowing by the Funds that are subject to the asset coverage requirements of the 1940 Act. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short.

Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Funds, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and are generally offered by banks or other financial institutions or lending syndicates. The Funds that participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders.

Transamerica Series Trust		March 31, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2012

(unaudited)

Loan participations/assignments (continued): The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the Funds have direct recourse against the corporate borrowers, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Funds held no unsecured loan participations at March 31, 2012.

Structured notes: Certain Funds invest in structured notes. A structured debt instrument is a hybrid debt security that has an embedded derivative. This type of instrument is used to manage cash flows from the debt security. All structured notes are listed within the Schedules of Investments.

To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Treasury inflation-protected securities (“TIPS”): Certain Funds invest in TIPS, specially structured bonds in which the principal amount adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.

Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities may generally be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The restricted and illiquid securities at March 31, 2012 are listed in the Schedules of Investments.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

The PIKs at March 31, 2012 are listed in the Schedules of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of the Funds’ securities exposes the Funds to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.

The value of loaned securities and related collateral outstanding at March 31, 2012 are shown in the Schedules of Investments.

Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

Dollar Rolls: Dollar rolls involve sales by a Fund of securities for delivery in the current month and the Fund’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques and considered to be secured borrowing (finance) transactions as a means to gain exposure to a specific market, such as U.S. interest rates.

Transamerica Series Trust		March 31, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2012

(unaudited)

Security valuations: All investments in securities are recorded at their estimated fair value. The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America establish a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, TAM’s Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed and the differences could be material.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

The significant unobservable inputs used in the fair value measurement of equity securities are similar offered quotes, and comparability adjustments. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement.

Investment companies: Securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. Exchange Traded Funds are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. They are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust		March 31, 2012 Form N-Q

Notes to Schedules of Investments (continued)

At March 31, 2012

(unaudited)

Fair value measurements (continued):

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

The significant unobservable inputs used in the fair value measurement of corporate bonds are probability of default, and loss severity in the event of default. Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Government securities: Government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by TAM’s Valuation Committee under the supervision of the Funds’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, option, and swaption contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Funds’ Board of Trustees. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When a Fund must use fair valuation methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized as Level 3 of the fair value hierarchy.

The hierarchy classification of inputs used to value the Funds’ investments, at March 31, 2012, is disclosed in the Valuation Summary of each Fund’s Schedule of Investments.

For assets and liabilities for which significant unobservable inputs (Level 3) were used, there is a reconciliation of the beginning to the ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Fund’s Schedule of Investments.

Transamerica Series Trust		March 31, 2012 Form N-Q

March 31, 2012

BlackRock Variable Series Funds, Inc.

➢ BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments	BlackRock Global Allocation V.I. Fund
March 31, 2012 (Unaudited)	(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Argentina — 0.1%
Cresud SA Sponsored - ADR	102,501	$1,262,812
IRSA Inversiones y Representaciones SA - ADR	119,255	1,205,668
Pampa Energia SA - ADR (a)	123,500	1,062,100
Telecom Argentina SA - ADR	38,000	673,360
Tenaris SA - ADR	156,567	5,985,557

		10,189,497

Australia — 1.0%
Asciano Ltd.	944,435	4,805,527
BHP Billiton Ltd.	575,335	20,740,609
CSL Ltd.	316,881	11,800,105
Newcrest Mining Ltd.	868,653	26,716,888
Orica Ltd.	237,560	6,907,963
Rio Tinto Ltd.	345,683	23,449,480
Telstra Corp. Ltd.	1,594,534	5,431,015

		99,851,587

Austria — 0.0%
Telekom Austria AG	176,143	2,052,014

Belgium — 0.0%
RHJ International (a)	810,400	4,787,935

Brazil — 2.2%
Banco do Brasil SA	342,935	4,871,295
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	423,483	19,923,153
Cia Energetica de Minas Gerais - ADR	508,217	12,085,400
Cosan Ltd.	1,281,813	19,034,923
Cyrela Brazil Realty SA	1,010,887	8,998,830
Hypermarcas SA	2,109,458	14,895,458
Itau Unibanco Holding SA, Preference Shares	690,434	13,200,113
MRV Engenharia e Participacoes SA	1,731,055	12,261,383
OGX Petroleo e Gas Participacoes SA (a)	494,000	4,091,747
Petroleo Brasileiro SA - ADR	2,284,293	58,386,529
Qualicorp SA (a)	785,414	6,746,442
SLC Agricola SA	814,685	8,675,930
Telefonica Brasil - ADR	1,035,091	31,704,837
Tractebel Energia SA	274,128	4,880,528
Vale SA, Preference ‘A’ Shares	411,534	9,310,775

		229,067,343

Canada — 2.4%
Agnico-Eagle Mines Ltd.	287,347	9,591,643
Alamos Gold, Inc.	551,616	10,125,910
Bank of Nova Scotia	81,615	4,572,306
Barrick Gold Corp.	614,482	26,717,677
BCE, Inc.	24,200	969,452
Brookfield Asset Management, Inc., Class A	129,131	4,076,666

	Shares	Value
Common Stocks
Canada (concluded)
Canadian Natural Resources Ltd.	379,547	$12,593,369
Canadian Pacific Railway Ltd.	131,686	10,001,552
Canadian Pacific Railway Ltd.	20,502	1,556,175
Detour Gold Corp. (a)	222,502	5,547,772
Eldorado Gold Corp.	1,261,830	17,331,266
Goldcorp, Inc.	1,004,514	45,263,401
IAMGOLD Corp.	652,808	8,675,818
IAMGOLD Corp., International African Mining Gold Corp.	412,658	5,494,108
Katanga Mining Ltd. (a)	1,220,115	1,284,396
Kinross Gold Corp.	387,305	3,791,716
Kinross Gold Corp.	997,732	9,752,756
Osisko Mining Corp. (a)	518,026	6,014,077
Potash Corp. of Saskatchewan, Inc.	197,849	9,039,721
Rogers Communications, Inc., Class B	201,496	7,999,391
Rogers Communications, Inc., Class B	48,000	1,905,659
Silver Wheaton Corp.	448,152	14,878,646
Sino-Forest Corp. (a)	416,950	4
Suncor Energy, Inc.	555,213	18,140,650
Talisman Energy, Inc.	303,580	3,816,626
Teck Resources Ltd., Class B	37,672	1,343,383
TELUS Corp.	73,097	4,241,671
The Toronto - Dominion Bank	27,600	2,342,590
Valeant Pharmaceuticals International, Inc. (a)(b)	101,700	5,460,273

		252,528,674

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA - ADR	86,099	5,051,428

China — 1.1%
Beijing Enterprises Holdings Ltd.	3,921,042	23,901,852
Chaoda Modern Agriculture Holdings Ltd. (a)(c)	19,748,798	2,567,342
China BlueChemical Ltd.	5,950,300	4,508,483
China Mobile Ltd.	467,700	5,150,113
China Shenhua Energy Co. Ltd.,Class H	1,281,367	5,419,929
China Telecom Corp. Ltd.	6,374,900	3,517,765
China Unicom Ltd.	2,484,900	4,181,509
CSR Corp. Ltd.	1,926,500	1,315,555
Dongfang Electric Corp. Ltd. (c)	1,355,000	3,290,184
Dongfeng Motor Group Co. Ltd.	1,762,800	3,195,469
Guangshen Railway Co. Ltd. (c)	7,753,900	3,015,610
Guangzhou Automobile Group Co. Ltd.	4,206,602	4,174,167
Haitian International Holdings Ltd.	1,863,800	2,083,182
Huaneng Power International, Inc.	7,358,700	4,021,869
Jiangsu Expressway Co. Ltd.	3,372,800	3,260,143
Ping An Insurance Group Co. of China Ltd.	410,618	3,103,478

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012 1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
China (concluded)
Shanghai Electric Group Co. Ltd. (c)	9,012,200	$4,599,542
Shanghai Pharmaceuticals Holding Co. Ltd. (a)	2,405,400	3,856,811
Sinopharm Group Co. (c)	2,878,000	8,051,440
Tianjin Development Holdings Ltd. (a)	16,739,307	7,680,039
Tianjin Port Development Holdings Ltd.	24,904,900	3,458,220
Zhongsheng Group Holdings Ltd. (c)	2,832,330	5,631,127

		109,983,829

Egypt — 0.0%
Telecom Egypt	2,250,066	5,234,011

France — 1.3%
Atos Origin SA	50,589	2,917,711
AXA SA	781,436	12,967,849
BNP Paribas SA	358,034	17,031,732
Essilor International SA	219,715	19,589,031
Eutelsat Communications SA	160,670	5,942,584
France Telecom SA	391,835	5,811,251
LVMH Moet Hennessy Louis Vuitton SA	81,967	14,105,238
Sanofi-Aventis	208,519	16,179,305
Sanofi-Aventis - ADR	28,134	1,090,192
Societe Generale SA	185,420	5,440,744
Technip SA	41,561	4,907,721
Total SA	306,366	15,649,029
Total SA - ADR	200,066	10,227,374

		131,859,761

Germany — 2.4%
Allianz AG, Registered Shares	106,832	12,750,562
BASF SE	565,498	49,446,852
Bayer AG, Registered Shares	277,217	19,496,349
Bayerische Motoren Werke AG	99,659	8,964,962
Daimler AG, Registered Shares	274,531	16,554,285
Deutsche Bank AG	48,230	2,401,372
Deutsche Bank AG, Registered Shares	132,345	6,589,337
Deutsche Telekom AG, Registered Shares	1,301,582	15,681,661
Fresenius Medical Care AG & Co.	260,287	18,425,685
Infineon Technologies AG	830,437	8,487,380
Kabel Deutschland Holding AG (a)	142,267	8,782,410
Lanxess AG	176,611	14,586,850
Muenchener Rueckversicherungs AG, Registered Shares	36,294	5,473,171
Siemens AG, Registered Shares	349,069	35,201,513
SMA Solar Technology AG (c)	28,143	1,275,685
Volkswagen AG, Preference Shares	138,392	24,338,017

		248,456,091

Hong Kong — 0.7%
AIA Group Ltd.	1,201,600	4,411,213
Cheung Kong Holdings Ltd.	499,000	6,453,073
Cheung Kong Infrastructure Holdings Ltd.	924,500	5,627,420
China Resources Gas Group Ltd. (c)	2,898,000	5,549,835

	Shares	Value
Common Stocks
Hong Kong (concluded)
China Resources Power Holdings Co. Ltd.	3,668,000	$6,795,309
Hutchison Whampoa Ltd.	881,643	8,816,419
The Link Real Estate Investment Trust	5,091,546	18,945,355
Mongolian Mining Corp. (a)	2,656,112	2,527,856
Wharf Holdings Ltd.	1,288,640	7,026,829
Yuanda China Holdings Ltd. (a)(c)	25,280,228	3,495,320

		69,648,629

India — 0.4%
Adani Enterprises Ltd.	712,931	4,274,050
Adani Power Ltd. (a)	1,220,784	1,643,698
Bharat Heavy Electricals Ltd.	1,834,211	9,266,298
Housing Development Finance Corp.	1,127,628	14,907,220
Larsen & Toubro Ltd.	140,926	3,621,426
Reliance Industries Ltd.	288,770	4,257,696

		37,970,388

Indonesia — 0.1%
Bumi Resources Tbk PT	28,208,936	7,238,065
Telekomunikasi Indonesia Tbk PT	3,168,200	2,428,712

		9,666,777

Ireland — 0.1%
Covidien Plc	144,399	7,895,737

Israel — 0.2%
Check Point Software Technologies Ltd. (a)(c)	25,845	1,649,945
Teva Pharmaceutical Industries Ltd. - ADR	503,602	22,692,306

		24,342,251

Italy — 0.5%
Eni SpA	957,029	22,428,112
Fiat Industrial SpA (a)	1,466,120	15,645,100
Intesa Sanpaolo SpA	3,526,219	6,320,373
Telecom Italia SpA	2,428,567	2,890,714
UniCredit SpA	393,660	1,971,379

		49,255,678

Japan — 6.4%
Aisin Seiki Co. Ltd.	155,639	5,535,332
Asahi Kasei Corp.	1,206,100	7,486,328
Astellas Pharma, Inc.	137,993	5,683,800
Bridgestone Corp.	550,532	13,463,580
Canon, Inc.	404,858	19,366,814
Daihatsu Motor Co. Ltd.	413,107	7,622,080
Daiwa House Industry Co. Ltd.	342,590	4,554,304
Denso Corp.	215,620	7,285,560
East Japan Railway Co.	387,951	24,490,933
Fanuc Ltd.	53,818	9,639,619
Fuji Heavy Industries Ltd.	2,265,564	18,503,149
Futaba Industrial Co. Ltd. (a)	374,421	2,130,163
Hitachi Chemical Co. Ltd.	331,500	6,015,212
Hitachi Ltd.	992,700	6,422,700
Honda Motor Co. Ltd.	527,083	20,300,173
Hoya Corp.	565,774	12,776,441

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012 2

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Japan (continued)
Inpex Corp.	3,240	$22,030,419
JGC Corp.	586,302	18,297,238
JSR Corp.	226,300	4,591,685
Kao Corp.	142,300	3,752,477
KDDI Corp.	1,993	12,967,540
Kinden Corp.	272,718	2,112,172
Kirin Holdings Co. Ltd.	794,651	10,347,266
Komatsu Ltd.	270,500	7,778,082
Kubota Corp.	1,841,296	17,823,147
Kuraray Co. Ltd.	485,370	6,903,069
Kyowa Hakko Kirin Co. Ltd.	636,279	7,104,063
Marubeni Corp.	1,075,000	7,817,621
Mitsubishi Corp.	1,276,447	29,871,365
Mitsubishi Tanabe Pharma Corp.	277,870	3,912,783
Mitsubishi UFJ Financial Group, Inc.	2,089,127	10,484,004
Mitsui & Co. Ltd.	1,496,678	24,701,594
Mitsui Fudosan Co. Ltd.	241,100	4,655,862
MS&AD Insurance Group Holdings, Inc.	644,714	13,338,067
Murata Manufacturing Co. Ltd.	182,928	10,914,225
Nintendo Co. Ltd.	74,500	11,315,424
Nippon Building Fund, Inc.	234	2,227,607
Nippon Electric Glass Co.	635,701	5,594,465
Nippon Telegraph & Telephone Corp.	311,130	14,101,695
NTT DoCoMo, Inc.	18,263	30,373,185
NTT Urban Development Corp.	2,400	1,965,594
Okumura Corp.	1,356,751	5,348,166
Rinnai Corp.	92,023	6,655,500
Rohm Co. Ltd.	113,753	5,644,530
Shin-Etsu Chemical Co. Ltd.	374,934	21,817,340
Sony Financial Holdings, Inc.	263,800	4,707,245
Sumitomo Chemical Co. Ltd.	1,219,390	5,233,873
Sumitomo Electric Industries Ltd.	290,048	4,016,233
Sumitomo Mitsui Financial Group, Inc.	236,847	7,839,097
Suzuki Motor Corp.	1,139,389	27,453,565
TDK Corp.	134,633	7,715,835
Terumo Corp.	110,375	5,303,917
Toda Corp.	1,302,896	4,377,509
Toho Co. Ltd.	222,962	4,104,587
Tokio Marine Holdings, Inc.	1,046,223	28,960,655
Tokyo Gas Co. Ltd.	3,638,070	17,168,601
Toyota Industries Corp.	583,477	17,773,856
Toyota Motor Corp.	283,953	12,355,385
Ube Industries Ltd.	3,251,346	8,888,584
West Japan Railway Co.	169,500	6,821,663
Yahoo! Japan Corp.	16,452	5,343,039
Yamada Denki Co. Ltd.	129,270	8,118,872

		671,904,889

Kazakhstan — 0.1%
KazMunaiGas Exploration Production - GDR	23,420	474,474

	Shares	Value
Common Stocks
Kazakhstan (concluded)
KazMunaiGas Exploration Production - GDR	687,400	$13,940,472

		14,414,946

Luxembourg — 0.0%
Millicom International Cellular SA	13,717	1,555,483

Malaysia — 0.4%
Axiata Group Bhd	11,851,286	20,136,989
British American Tobacco Malaysia Bhd	233,600	4,320,974
IOI Corp. Bhd	859,305	1,499,191
Telekom Malaysia Bhd	9,022,046	15,703,361

		41,660,515

Mexico — 0.3%
America Movil SA de CV - ADR	874,607	21,716,492
Fomento Economico Mexicano SAB de CV - ADR	56,459	4,644,882

		26,361,374

Netherlands — 0.4%
ASML Holding NV	35,200	1,764,928
CNH Global NV (a)	39,071	1,551,119
ING Groep NV CVA (a)	1,396,219	11,627,789
Koninklijke Philips Electronics NV	616,264	12,507,665
Unilever NV CVA (b)	190,260	6,473,478
Unilever NV, Registered Shares	76,815	2,614,015
Ziggo NV	78,900	2,461,304

		39,000,298

Norway — 0.2%
DnB NOR ASA	859,032	11,052,539
Statoil ASA	460,217	12,491,260

		23,543,799

Philippines — 0.0%
Philippine Long Distance Telephone Co. - ADR	72,115	4,484,832

Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	934,692	3,181,060

Russia — 0.9%
Federal Hydrogenerating Co. - ADR	3,768,474	13,814,974
Kuzbassrazrezugol (a)	9,598,589	3,023,556
LSR Group - GDR (d)	1,026,600	4,964,022
LSR Group OJSC - GDR	364,757	2,152,066
Magnitogorsk Iron & Steel Works (a)	59,743	353,692
Magnitogorsk Iron & Steel Works GDR (a)	657,534	3,882,738
Novorossiysk Commercial Sea Port - GDR	705,356	5,332,491
Polyus Gold International Ltd. - GDR (a)	4,405,750	13,437,537
Rosneft Oil Co. - GDR	1,364,764	9,662,529
RushHydro JSC	36,030,698	1,261,075
Sberbank	8,001,430	26,035,765

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012 3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Russia (concluded)
VimpelCom Ltd. - ADR	563,500	$6,288,660

		90,209,105

Singapore — 0.8%
CapitaLand Ltd.	3,825,350	9,503,979
DBS Group Holdings Ltd.	412,170	4,657,296
Fraser and Neave Ltd.	1,941,400	10,355,925
Global Logistic Properties Ltd. (a)	2,026,300	3,551,527
Keppel Corp. Ltd.	1,656,860	14,480,591
M1 Ltd.	2,173,130	4,396,242
Noble Group Ltd.	1,590,071	1,746,970
Oversea-Chinese Banking Corp.	1,770,800	12,569,856
Raffles Medical Group Ltd.	1,676,800	3,095,531
Sembcorp Marine Ltd.	986,000	4,131,073
Singapore Press Holdings Ltd.	762,240	2,375,985
Singapore Telecommunications Ltd.	5,137,630	12,897,763
United Overseas Bank Ltd.	229,500	3,351,612

		87,114,350

South Africa — 0.2%
AngloGold Ashanti Ltd. - ADR	45,276	1,671,590
Harmony Gold Mining Co. Ltd. - ADR (c)	226,065	2,470,890
Life Healthcare Group Holdings Ltd.	1,732,096	5,651,169
Randgold Resources Ltd. - ADR	164,625	14,483,708

		24,277,357

South Korea — 0.8%
Cheil Industries, Inc.	51,853	4,395,546
Hyundai Motor Co.	52,232	10,785,813
KT Corp.	33,100	918,478
KT Corp. - ADR	433,033	5,928,222
KT&G Corp.	127,741	9,064,363
LG Corp.	83,105	4,777,143
Mando Corp.	10,558	1,555,799
POSCO	13,869	4,650,808
POSCO - ADR	62,538	5,234,431
Samsung Electronics Co. Ltd.	31,352	35,366,749
Samsung Fine Chemicals Co. Ltd.	72,160	3,477,909

		86,155,261

Spain — 0.1%
Telefonica SA	715,938	11,746,028
Telefonica SA - ADR	132,706	2,177,705

		13,923,733

Sweden — 0.1%
Nordea Bank AB	363,569	3,306,147
SKF AB, Class B	137,640	3,359,495
Swedbank AB, Class A	169,081	2,628,463

		9,294,105

Switzerland — 1.0%
Cie Financiere Richemont SA	91,640	5,744,027
Garmin Ltd.	36,927	1,733,723
Nestle SA, Registered Shares	511,786	32,199,812
Novartis AG, Registered Shares	328,972	18,211,113
Roche Holding AG	73,465	12,785,138
Swisscom AG, Registered Shares	22,436	9,073,053
TE Connectivity Ltd.	45,178	1,660,291

	Shares	Value
Common Stocks
Switzerland (concluded)
Transocean Ltd.	62,460	$3,416,562
UBS AG, Registered Shares (a)	793,185	11,116,298
Zurich Financial Services AG (a)	30,023	8,069,483

		104,009,500

Taiwan — 0.6%
Cheng Shin Rubber Industry Co. Ltd.	1,767,600	4,256,161
Chunghwa Telecom Co. Ltd.	2,028,311	6,254,805
Chunghwa Telecom Co. Ltd. - ADR	397,227	12,218,703
Far EasTone Telecommunications Co. Ltd.	3,342,000	6,868,993
HON HAI Precision Industry Co. Ltd.	1,348,464	5,249,790
HTC Corp.	572,475	11,689,749
Taiwan Semiconductor Manufacturing Co. Ltd.	3,428,115	9,855,748
Yulon Motor Co. Ltd.	2,779,000	5,319,632

		61,713,581

Thailand — 0.3%
PTT Global Chemical PCL	5,254,158	12,092,227
PTT Global Chemical PCL	6,732	15,484
PTT Public Co. THB10	680,092	7,803,973
Siam Commercial Bank PCL	1,940,468	9,026,164

		28,937,848

Turkey — 0.3%
BIM Birlesik Magazalar AS	184,097	6,986,692
Tupras Turkiye Petrol Rafinerileri AS	227,441	5,815,292
Turk Telekomunikasyon AS	1,204,110	5,245,130
Turkcell Iletisim Hizmet AS	544,870	2,778,734
Turkiye Garanti Bankasi AS	1,652,886	6,551,775

		27,377,623

United Kingdom — 2.8%
Amlin Plc	305,987	1,614,712
Anglo American Plc	282,326	10,582,558
Antofagasta Plc (b)	698,357	12,905,445
AstraZeneca Plc - ADR	30,448	1,354,631
BG Group Plc	1,294,590	30,017,227
BHP Billiton Plc	307,409	9,421,215
BP Plc	1,825,506	13,595,062
BP Plc - ADR	409,261	18,416,745
British American Tobacco Plc	143,612	7,234,395
BT Group Plc	4,434,675	16,064,278
Diageo Plc - ADR	289,266	27,914,169
Genel Energy Plc (a)	624,035	7,406,233
GlaxoSmithKline Plc - ADR	31,991	1,436,716
Glencore International Plc	694,779	4,336,730
Guinness Peat Group Plc	6,479,903	2,707,735
HSBC Holdings Plc	1,525,924	13,553,582
International Power Plc	3,587,857	23,241,964
Lloyds Banking Group Plc (a)	5,890,141	3,169,669
National Grid Plc	2,006,080	20,219,003
Petropavlovsk Plc	113,770	1,015,534
Rio Tinto Plc (b)	248,775	13,788,900
Royal Dutch Shell Plc - ADR	246,030	17,254,084
Scottish & Southern Energy Plc	840,090	17,864,709
Unilever Plc	135,991	4,486,675

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012 4

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United Kingdom (conlcuded)
Unilever Plc - ADR	84,910	$2,806,275
Vodafone Group Plc	2,525,655	6,966,626
Vodafone Group Plc - ADR	137,790	3,812,649

		293,187,521

United States — 33.5%
3M Co.	158,914	14,176,718
Abbott Laboratories	341,096	20,905,774
Accenture Plc, Class A	24,291	1,566,770
ACE Ltd.	368,772	26,994,110
Activision Blizzard, Inc. (b)	1,722,436	22,081,630
Adobe Systems, Inc. (a)	55,928	1,918,890
The AES Corp. (a)	870,470	11,377,043
Aetna, Inc.	556,722	27,925,176
Agilent Technologies, Inc.	314,882	14,015,398
Alcoa, Inc.	1,027,142	10,291,963
Alliance Data Systems Corp. (a)	14,545	1,832,088
Alliance Resource Partners LP	22,262	1,337,946
The Allstate Corp.	100,802	3,318,402
Altera Corp.	32,494	1,293,911
Altria Group, Inc.	391,984	12,100,546
Amdocs Ltd. (a)	50,673	1,600,253
Ameren Corp.	44,355	1,445,086
American Electric Power Co., Inc.	181,462	7,000,804
American Express Co.	100,956	5,841,314
American Tower Corp.	232,345	14,642,382
American Water Works Co., Inc.	196,761	6,695,777
Ameriprise Financial, Inc.	20,573	1,175,336
AmerisourceBergen Corp.	231,019	9,166,834
Amgen, Inc.	22,877	1,555,407
Anadarko Petroleum Corp.	280,522	21,976,093
Analog Devices, Inc.	30,809	1,244,684
Apache Corp.	159,533	16,023,495
Apple, Inc. (a)(b)	266,801	159,939,195
Applied Materials, Inc. (b)	871,900	10,846,436
Arch Capital Group Ltd. (a)	141,951	5,286,255
AT&T, Inc.	1,916,573	59,854,575
Autoliv, Inc.	14,300	958,815
Axis Capital Holdings Ltd.	32,621	1,082,039
Baker Hughes, Inc.	96,053	4,028,463
Bank of America Corp.	3,202,517	30,648,088
The Bank of New York Mellon Corp.	1,065,997	25,722,508
Biogen Idec, Inc. (a)	13,097	1,649,829
BMC Software, Inc. (a)	28,309	1,136,889
The Boeing Co.	315,011	23,427,368
BorgWarner, Inc. (a)	77,824	6,563,676
Bristol-Myers Squibb Co.	1,152,445	38,895,019
Bunge Ltd. (c)	23,258	1,591,778
CA, Inc.	831,981	22,929,396
Calpine Corp. (a)	778,527	13,398,450
Capital One Financial Corp.	123,627	6,890,969
Cardinal Health, Inc.	28,983	1,249,457
Celgene Corp. (a)	91,115	7,063,235
CenturyLink, Inc.	108,101	4,178,104
Chevron Corp.	501,532	53,784,292
Chubb Corp.	167,939	11,606,264
Cigna Corp.	175,597	8,648,152

	Shares	Value
Common Stocks
United States (continued)
Cisco Systems, Inc. (b)	2,332,859	$49,339,968
Citigroup, Inc.	1,291,673	47,210,648
CMS Energy Corp.	308,728	6,792,016
CNA Financial Corp.	53,918	1,581,415
Coach, Inc.	21,580	1,667,702
The Coca-Cola Co.	118,114	8,741,617
Coca-Cola Enterprises, Inc.	43,913	1,255,912
Cognizant Technology Solutions Corp. (a)	45,057	3,467,136
Colgate-Palmolive Co.	212,610	20,789,006
Comcast Corp., Class A	1,283,223	38,509,522
ConAgra Foods, Inc.	169,958	4,463,097
ConocoPhillips (b)	21,446	1,630,110
Consol Energy, Inc.	1,120,123	38,196,194
Constellation Brands, Inc., Class A (a)	137,783	3,250,301
Corning, Inc. (b)(e)	2,503,653	35,251,434
Coventry Health Care, Inc.	33,945	1,207,424
Crown Castle International Corp. (a)	109,139	5,821,474
Crown Holdings, Inc. (a)	127,552	4,697,740
CVS Caremark Corp.	379,255	16,990,624
DaVita, Inc. (a)	119,889	10,810,391
Dell, Inc. (a)(b)	860,112	14,277,859
Devon Energy Corp.	260,183	18,504,215
Diamond Offshore Drilling, Inc.	22,859	1,525,838
Discover Financial Services, Inc.	349,807	11,662,565
DISH Network Corp., Class A	155,463	5,119,397
Dominion Resources, Inc.	130,392	6,677,374
The Dow Chemical Co.	450,981	15,621,982
Dr. Pepper Snapple Group, Inc.	118,710	4,773,329
E.I. du Pont de Nemours & Co.	311,101	16,457,243
Eastman Chemical Co.	28,485	1,472,390
eBay, Inc. (a)	228,470	8,428,258
Electronic Arts, Inc. (a)(b)	1,028,849	16,955,432
Eli Lilly & Co.	153,080	6,164,532
EMC Corp. (a)(b)	785,993	23,485,471
Endurance Specialty Holdings Ltd.	160,864	6,540,730
Entergy Corp.	60,283	4,051,018
EQT Corp.	206,810	9,970,310
Exelon Corp.	227,791	8,931,685
Expedia, Inc.	32,241	1,078,139
Exxon Mobil Corp.	1,445,898	125,402,734
Fidelity National Financial, Inc., Class A	409,048	7,375,135
Fidelity National Information Services, Inc.	73,252	2,426,106
FMC Corp.	328,349	34,759,025
Ford Motor Co.	1,190,195	14,865,536
Freeport-McMoRan Copper & Gold, Inc., Class B (b)	244,317	9,293,819
Freescale Semiconductor Holdings I Ltd. (a)(c)	809,319	12,455,419
General Dynamics Corp.	176,461	12,948,708
General Electric Co.	3,306,435	66,360,150
General Mills, Inc.	367,496	14,497,717
General Motors Co. (a)(c)	556,126	14,264,632
Gilead Sciences, Inc. (a)	387,681	18,938,217
The Goldman Sachs Group, Inc.	175,880	21,874,196
Google, Inc., Class A (a)	86,492	55,462,130
H.J. Heinz Co.	82,476	4,416,590

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012 5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (continued)
Halliburton Co.	371,290	$12,323,115
Harris Corp.	19,948	899,256
HCA Holdings, Inc.	422,677	10,457,029
HealthSouth Corp. (a)	306,701	6,281,236
Helmerich & Payne, Inc.	27,939	1,507,309
Herbalife Ltd.	26,667	1,835,223
Hewlett-Packard Co.	612,043	14,584,985
Hologic, Inc. (a)	580,378	12,507,146
Humana, Inc.	161,935	14,975,749
Intel Corp. (b)	1,162,422	32,675,682
International Business Machines Corp. (b)	322,222	67,231,620
International Game Technology	369,783	6,208,657
International Paper Co.	162,361	5,698,871
Intuit, Inc.	25,003	1,503,430
ITC Holdings Corp.	33,975	2,614,037
Johnson & Johnson	934,468	61,637,509
Johnson Controls, Inc.	196,402	6,379,137
JPMorgan Chase & Co.	1,285,164	59,091,841
Juniper Networks, Inc. (a)(b)	751,601	17,196,631
KBR, Inc.	278,411	9,897,511
KLA-Tencor Corp.	26,029	1,416,498
The Kroger Co.	53,075	1,286,007
L-3 Communications Holdings, Inc.	21,826	1,544,626
Lear Corp.	33,900	1,576,011
Life Technologies Corp. (a)	216,354	10,562,402
Limited Brands, Inc.	33,565	1,611,120
Lincoln National Corp.	68,755	1,812,382
Lorillard, Inc.	58,330	7,552,568
Macy's, Inc.	34,126	1,355,826
Marathon Oil Corp.	468,199	14,841,908
Marathon Petroleum Corp.	626,659	27,171,934
Marvell Technology Group Ltd. (a)	317,395	4,992,623
MasterCard, Inc., Class A	43,794	18,417,129
Mattel, Inc. (b)	470,719	15,844,402
McDermott International, Inc. (a)	521,158	6,676,034
McDonald's Corp. (b)	145,118	14,236,076
The McGraw-Hill Cos., Inc.	26,871	1,302,437
McKesson Corp.	170,033	14,923,796
Mead Johnson Nutrition Co.	282,048	23,263,319
Medco Health Solutions, Inc. (a)	213,813	15,031,054
Medtronic, Inc.	507,429	19,886,143
Merck & Co., Inc.	1,053,999	40,473,562
MetLife, Inc.	237,596	8,874,211
MetroPCS Communications, Inc. (a)	412,006	3,716,294
Mettler-Toledo International, Inc. (a)(c)	35,262	6,514,655
Microsoft Corp.	2,925,177	94,336,958
Motorola Solutions, Inc.	166,116	8,443,676
Murphy Oil Corp.	26,461	1,488,960
Mylan, Inc. (a)	517,091	12,125,784
National Oilwell Varco, Inc.	416,790	33,122,301
NetApp, Inc. (a)(b)	261,600	11,711,832
Newmont Mining Corp.	682,217	34,977,266
NextEra Energy, Inc.	365,843	22,345,690
Northern Trust Corp.	136,755	6,489,025
NRG Energy, Inc. (a)	247,239	3,874,235
Occidental Petroleum Corp.	477,059	45,430,329
Oracle Corp. (b)	2,434,814	70,999,176

	Shares	Value
Common Stocks
United States (concluded)
PACCAR, Inc.	117,393	$5,497,514
Pall Corp.	42,078	2,509,111
Parker Hannifin Corp.	17,853	1,509,471
PerkinElmer, Inc.	232,734	6,437,422
Perrigo Co.	92,839	9,591,197
Pfizer, Inc.	2,482,535	56,254,243
Philip Morris International, Inc.	269,915	23,917,168
Platinum Underwriters Holdings Ltd.	76,856	2,805,244
Polycom, Inc. (a)(b)	431,082	8,220,734
PPG Industries, Inc.	17,065	1,634,827
PPL Corp.	395,163	11,167,306
Praxair, Inc.	55,470	6,359,081
Precision Castparts Corp.	77,347	13,373,296
The Procter & Gamble Co.	378,003	25,405,582
The Progressive Corp.	216,096	5,009,105
Prudential Financial, Inc.	104,748	6,639,976
PulteGroup, Inc. (a)	1,034,223	9,152,874
QEP Resources, Inc.	509,191	15,530,326
QUALCOMM, Inc. (b)	682,794	46,443,648
Quicksilver Resources, Inc. (a)(b)(c)	1,832,062	9,233,592
Ralph Lauren Corp. (b)	6,355	1,107,867
Reinsurance Group of America, Inc.	19,740	1,173,938
RenaissanceRe Holdings Ltd.	78,617	5,953,665
Ross Stores, Inc.	20,835	1,210,514
SanDisk Corp. (a)(b)	451,258	22,377,884
Sara Lee Corp. (b)	924,400	19,902,332
Schlumberger Ltd.	537,381	37,579,053
Simon Property Group, Inc.	55,732	8,119,038
SM Energy Co. (b)	178,868	12,658,488
The Southern Co.	342,165	15,373,473
Spirit AeroSystems Holdings, Inc., Class A (a)	480,825	11,760,980
The St. Joe Co. (a)	1,741,062	33,097,589
State Street Corp.	439,759	20,009,035
Symantec Corp. (a)	608,619	11,381,175
Texas Instruments, Inc.	311,844	10,481,077
Thermo Fisher Scientific, Inc.	197,152	11,115,430
Time Warner Cable, Inc.	97,234	7,924,571
Torchmark Corp.	27,691	1,380,396
The Travelers Cos., Inc.	280,665	16,615,368
U.S. Bancorp (b)	790,810	25,052,861
Union Pacific Corp.	292,084	31,393,188
United Technologies Corp.	341,266	28,304,602
UnitedHealth Group, Inc.	278,769	16,430,645
Universal Health Services, Inc., Class B (b)	131,600	5,515,356
Unum Group	53,997	1,321,847
Urban Outfitters, Inc. (a)	31,500	916,965
Valero Energy Corp.	58,472	1,506,823
Validus Holdings Ltd.	115,801	3,584,041
Vanguard Health Systems, Inc. (a)	248,327	2,448,504
Verizon Communications, Inc.	754,389	28,840,291
Vertex Pharmaceuticals, Inc. (a)(b)	302,626	12,410,692
Viacom, Inc., Class B	168,192	7,982,392
Visa, Inc., Class A	195,114	23,023,452
Wal-Mart Stores, Inc.	580,371	35,518,705
The Walt Disney Co.	303,675	13,294,892
Waters Corp. (a)	127,353	11,800,529

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012 6

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

		Shares	Value
Common Stocks
United States (concluded)
Weatherford International Ltd. (a)		434,470	$6,556,152
WellPoint, Inc.		320,147	23,626,849
Wells Fargo & Co.		1,189,836	40,621,001
Western Digital Corp. (a)		40,009	1,655,973
The Western Union Co.		55,121	970,130
Whiting Petroleum Corp. (a)(b)		432,820	23,502,126
Wyndham Worldwide Corp.		26,437	1,229,585
Xerox Corp.		1,096,318	8,858,249
XL Group Plc		931,338	20,200,721

			3,507,809,078

Total Common Stocks – 61.7%			6,457,957,888

		Par (000)
Fixed Income Securities
Asset-Backed Securities
United States — 0.1%
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2, 5.22%, 1/25/42 (d)	USD	5,644	5,780,319

Total Asset-Backed Securities – 0.1%			5,780,319

Corporate Bonds
Argentina — 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (d)		1,027	616,200

Australia — 0.2%
FMG Resources August 2006 Ltd., 6.00%, 4/01/17 (d)		2,512	2,486,880
Rio Tinto Finance USA Plc, 2.00%, 3/22/17		4,425	4,434,996
TFS Corp. Ltd., 11.00%, 7/15/18 (d)		9,765	9,767,994

			16,689,870

Brazil — 0.4%
Banco Bradesco SA, 4.50%, 1/12/17 (d)		7,440	7,826,880
Banco Santander Brasil SA, 4.63%, 2/13/17 (d)		9,400	9,423,500
Hypermarcas SA, 6.50%, 4/20/21 (d)		3,840	3,724,800
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (d)		5,642	6,008,581
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (d)		8,699	9,038,261
Petrobras International Finance Co., 3.50%, 2/06/17		9,409	9,643,933

			45,665,955

Canada — 0.2%
Bank of Nova Scotia, 2.55%, 1/12/17	USD	8,124	8,329,269

		Par
		(000)	Value
Corporate Bonds
Canada (concluded)
The Toronto-Dominion Bank, 2.38%, 10/19/16	USD	6,970	$7,149,526
Viterra, Inc., 5.95%, 8/01/20 (d)		2,866	3,127,162

			18,605,957

Chile — 0.1%
Banco Santander Chile, 2.51%, 2/14/14 (d)(g)		6,280	6,248,343
Inversiones Alsacia SA, 8.00%, 8/18/18 (d)		7,611	7,349,480

			13,597,823

China — 0.1%
Celestial Nutrifoods Ltd., 0.00%, 6/12/49 (a)(h)(i)	SGD	11,400	272,066
China Milk Products Group Ltd., 0.00%, 1/15/49 (a)(h)	USD	4,800	960,000
China Petroleum & Chemical Corp., Series SINO, 0.00%, 4/24/14 (f)(i)	HKD	30,530	4,589,987

			5,822,053

France — 0.0%
Numericable Finance & Co., 12.38%, 2/15/19 (d)	EUR	1,035	1,366,575

Hong Kong — 0.1%
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/10 (a)(h)(i)	CNY	13,100	124,801
Hutchinson Whampoa International Ltd., 3.50%, 1/13/17 (d)	USD	6,239	6,314,979
Wharf Finance 2014 Ltd., 2.30%, 6/07/14 (f)	HKD	46,000	5,760,700

			12,200,480

India — 0.3%
REI Agro Ltd. (f):
5.50%, 11/13/14	USD	2,550	1,861,500
5.50%, 11/13/14 (d)		6,845	4,996,850
Suzlon Energy Ltd. (f)(i):
0.00%, 6/12/12		3,700	4,551,000
80.21%, 10/11/12		7,525	7,788,375
13.48%, 7/25/14		7,384	6,276,400
Tata Steel Ltd., 63.54%, 9/05/12 (f)(i)		5,000	6,100,000

			31,574,125

Indonesia — 0.0%
Bumi Investment Property Ltd.:
10.75%, 10/06/17		550	595,375
10.75%, 10/06/17 (d)		3,406	3,686,995

			4,282,370

Ireland — 0.0%
Ono Finance II Plc, 10.88%, 7/15/19 (d)		1,039	945,490

Luxembourg — 0.3%
Evraz Group SA, 9.50%, 4/24/18 (d)		4,344	4,782,657
Gaz Capital SA, 2.89%, 11/15/12	JPY	300,000	3,614,088

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012 7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

		Par
		(000)	Value
Corporate Bonds
Luxembourg (concluded)
Intelsat Jackson Holdings SA, 7.50%, 4/01/21	USD	7,748	$8,145,085
Matterhorn Mobile SA, 6.75%, 5/15/19 (d)	CHF	1,000	1,141,021
Subsea 7 SA, Series ACY, 2.25%, 10/11/13 (f)	USD	2,300	2,850,850
TNK-BP Finance SA:
7.50%, 7/18/16 (d)		2,386	2,690,215
6.63%, 3/20/17 (d)		6,338	6,987,645
Series 2, 7.50%, 7/18/16		1,015	1,144,413

			31,355,974

Malaysia — 0.0%
Paka Capital Ltd., 6.24%, 3/12/13 (f)(i)		3,600	3,646,620

Mexico — 0.1%
BBVA Bancomer SA, 6.50%, 3/10/21 (d)		4,903	5,111,377
Petroleos Mexicanos, 6.00%, 3/05/20		5,764	6,562,314

			11,673,691

Netherlands — 0.3%
Bio City Development Co. BV, 8.00%, 7/06/18 (d)(f)		23,800	23,740,500
New World Resources NV, 7.88%, 5/01/18	EUR	857	1,160,125
Portugal Telecom International Finance BV, Series PTC, 4.13%, 8/28/14 (f)		2,550	3,111,855
Rabobank Nederland Utrecht, 3.38%, 1/19/17	USD	9,330	9,538,423

			37,550,903

Singapore — 0.9%
CapitaLand Ltd. (f):
2.10%, 11/15/16	SGD	12,750	9,919,653
3.13%, 3/05/18		13,000	10,762,238
2.95%, 6/20/22		31,250	23,370,267
Keppel Land Ltd., 2.50%, 6/23/13 (f)		5,600	4,460,443
Olam International Ltd., 6.00%, 10/15/16 (f)	USD	13,600	15,871,200
Oversea-Chinese Banking Corp. Ltd., 1.63%, 3/13/15 (d)		6,296	6,313,484
Wilmar International Ltd., 22.44%, 12/18/12 (f)(i)		7,400	8,824,500
Yanlord Land Group Ltd., 9.50%, 5/04/17 (d)		2,793	2,485,770
Ying Li International Real Estate Ltd., 4.00%, 3/03/15 (f)	SGD	12,500	8,750,646

			90,758,201

South Korea — 0.4%
Export-Import Bank of Korea, 4.00%, 1/11/17	USD	1,256	1,307,298
Hyundai Capital Services, Inc., 4.38%, 7/27/16 (d)		1,783	1,865,109
Hyundai Motor Manufacturing Czech sro, 4.50%, 4/15/15 (d)		3,276	3,452,678

		Par
		(000)	Value
Corporate Bonds
South Korea (concluded)
Korea Development Bank:
3.88%, 5/04/17	USD	2,446	$2,531,906
3.50%, 8/22/17		5,060	5,141,420
Zeus Cayman, 0.00%, 8/19/13 (f)(i)	JPY	1,588,000	18,993,838
Zeus Cayman II,0.00%, 8/18/16 (f)(i)	USD	672,000	8,068,141

			41,360,390

Spain — 0.0%
Nara Cable Funding, Ltd., 8.88%, 12/01/18 (d)	EUR	3,506	4,325,255

Sweden — 0.1%
Nordea Bank AB, 3.13%, 3/20/17 (d)	USD	6,312	6,318,571

Switzerland — 0.1%
UBS AG, Series BKNT, 5.88%, 12/20/17		4,997	5,540,199
UBS AG London, 1.88%, 1/23/15 (d)		6,271	6,316,483

			11,856,682

United Arab Emirates — 0.4%
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (f)		44,180	34,902,200
Pyrus Ltd. (f):
7.50%, 12/20/15		2,300	2,372,450
7.50%, 12/20/15 (d)		7,200	7,426,800

			44,701,450

United Kingdom — 0.4%
Anglo American Plc, Series AAL, 4.00%, 5/07/14 (f)		2,500	3,473,750
Essar Energy Invest Ltd., 4.25%, 2/01/16 (f)		1,800	1,188,900
Essar Energy Plc, 4.25%, 2/01/16		8,100	5,467,500
Lloyds TSB Bank Plc, 13.00% (j)	GBP	10,148	20,686,681
OTE Plc, 7.25%, 4/08/14	EUR	1,441	1,581,692
Petropavlovsk 2010 Ltd., 4.00%, 2/18/15 (f)	USD	3,300	3,014,550
Vodafone Group PLC, 1.63%, 3/20/17		6,280	6,192,124

			41,605,197

United States — 2.0%
3D Systems Corp., 5.50%, 12/15/16 (d)(f)		1,783	2,379,342
Ally Financial, Inc., 4.50%, 2/11/14		4,260	4,265,325
American Express Credit Corp., 2.38%, 3/24/17		6,280	6,289,659
Amylin Pharmaceuticals, Inc., 3.00%, 6/15/14 (f)		7,139	7,076,534
Building Materials Corp. of America, 6.88%, 8/15/18 (d)		2,035	2,139,294
Calpine Corp., 7.88%, 7/31/20 (d)		2,034	2,211,975
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (d)	EUR	1,678	2,422,579

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012 8

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

		Par
		(000)	Value
Corporate Bonds
United States (continued)
Citigroup Funding, Inc., 2.68%, 11/27/12 (i)	USD	12,500	$12,283,058
Consol Energy, Inc., 8.00%, 4/01/17		9,814	10,231,095
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		375	316,875
DaVita, Inc.:
6.38%, 11/01/18		2,988	3,129,930
6.63%, 11/01/20		3,163	3,305,335
DJO Finance LLC, 9.75%, 10/15/17		835	622,075
Electronic Arts, Inc., 0.75%, 7/15/16 (d)(f)		5,867	5,397,640
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		2,123	2,319,078
8.00%, 12/15/16		1,406	1,630,122
6.63%, 8/15/17		2,019	2,237,321
General Electric Capital Corp., 5.63%, 5/01/18		6,277	7,275,589
Gilead Sciences, Inc. (f):
1.63%, 5/01/16		9,428	12,044,270
Series B, 0.63%, 5/01/13		1,478	1,954,655
The Hertz Corp., 7.50%, 10/15/18		669	709,976
Hewlett-Packard Co., 2.60%, 9/15/17		9,415	9,409,200
Hologic, Inc., 2.00%, 12/15/37 (f)(k)		16,260	19,186,800
HSBC Finance Corp., 6.68%, 1/15/21		1,895	2,022,787
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		5,487	5,733,915
7.63%, 6/15/21		1,792	1,921,920
JPMorgan Chase Bank NA, 0.80%, 6/13/16 (g)		8,346	7,754,461
Linn Energy LLC, 7.75%, 2/01/21		4,040	4,191,500
Mylan, Inc., 3.75%, 9/15/15 (f)		9,033	16,914,292
NB Capital Trust II, 7.83%, 12/15/26		698	698,000
Phibro Animal Health Corp., 9.25%, 7/01/18 (d)		694	688,795
Phillips 66, 2.95%, 5/01/17 (d)		653	663,711
Reliance Holdings USA, Inc. (d):
4.50%, 10/19/20		4,124	3,976,984
5.40%, 2/14/22		3,250	3,233,090
Samson Investment Co., 9.75%, 2/15/20 (d)		5,643	5,713,537
SM Energy Co., 3.50%, 4/01/27 (f)		6,017	7,829,621
SunGard Data Systems, Inc., 7.38%, 11/15/18		5,278	5,607,875
Take-Two Interactive Software, Inc. (f):
4.38%, 6/01/14		2,340	3,615,300
1.75%, 12/01/16 (d)		5,368	5,669,950
Texas Industries, Inc., 9.25%, 8/15/20		7,863	7,548,480

		Par
		(000)	Value
Corporate Bonds
United States (concluded)
U.S. Bancorp, 2.20%, 11/15/16	USD	5,090	$5,188,827

			207,810,772

Total Corporate Bonds – 6.5%			684,330,604

Floating Rate Loan Interests (g)
United States — 0.2%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		12,761	12,824,972
Vodafone Americas Finance 2, Inc., Term Loan B, 6.25%, 7/11/16 (l)		7,114	7,131,347

Total Floating Rate Loan Interests – 0.2%			19,956,319

Foreign Agency Obligations
Australia Government Bond:
4.75%, 11/15/12	AUD	28,239	29,423,943
5.50%, 12/15/13		28,290	30,279,725
5.75%, 5/15/21		43,427	50,978,843
Series 123, 5.75%, 4/15/12		28,239	29,270,374
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/15	BRL	21,004	26,314,861
Series F, 10.00%, 1/01/17		109,755	58,251,477
Series F, 10.00%, 1/01/21		129,279	66,459,814
Bundesrepublik Deutschland:
4.25%, 7/04/17	EUR	74,189	115,905,161
3.50%, 7/04/19		58,709	89,990,389
Canadian Government Bond:
4.00%, 6/01/16	CAD	11,321	12,483,348
1.50%, 3/01/17		18,749	18,721,745
3.50%, 6/01/20		13,861	15,443,665
Hong Kong Government Bond:
4.13%, 2/22/13	HKD	61,350	8,182,215
2.03%, 3/18/13		97,600	12,795,315
1.67%, 3/24/14		37,850	5,006,920
3.51%, 12/08/14		96,250	13,442,217
1.69%, 12/22/14		49,550	6,610,108
Malaysia Government Bond, Series 0108, 3.46%, 7/31/13	MYR	38,171	12,522,468
Netherlands Government Bond, 1.20%, 2/24/17 (d)(i)	USD	12,526	12,319,002
Poland Government Bond:
3.00%, 8/24/16	PLN	35,105	14,441,535
5.00%, 3/23/22	USD	2,872	3,027,145
United Kingdom Gilt:
4.00%, 9/07/16	GBP	9,226	16,755,070
4.75%, 3/07/20		65,647	128,154,891
4.25%, 12/07/40		9,650	17,932,058
Vietnam Government International Bond:
6.75%, 1/29/20	USD	3,324	3,631,470

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012 9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

		Par
		(000)	Value
Foreign Agency Obligations
Vietnam Government International Bond (concluded):
6.75%, 1/29/20	USD	138	$150,765

Total Foreign Agency Obligations – 7.6%			798,494,524

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.1%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 1.99%, 11/15/15 (d)(g)		9,784	9,148,515

Total Non-Agency Mortgage-Backed Securities – 0.1%			9,148,515

US Treasury Obligations
US Treasury Notes:
0.63%, 7/31/12		11,335	11,353,701
2.25%, 1/31/15		18,716	19,626,840
2.38%, 2/28/15 (e)		74,974	78,956,994
2.50%, 3/31/15 (m)		88,589	93,738,659
2.25%, 3/31/16		101,133	106,987,161
0.88%, 1/31/17		15,729	15,631,821
1.00%, 3/31/17		11,271	11,247,130
1.38%, 9/30/18		54,623	54,259,752
1.75%, 10/31/18		6,179	6,277,196
1.25%, 1/31/19		6,268	6,136,565
3.50%, 5/15/20		168,498	189,533,852
2.63%, 8/15/20 (e)		120,936	127,502,673
2.00%, 2/15/22		3,140	3,079,946

Total US Treasury Obligations – 6.9%			724,332,290

Total Fixed Income Securities – 21.4%			2,242,042,571

		Shares
Investment Companies
United States — 2.1%
ETFS Gold Trust (a)		256,340	42,355,058
ETFS Palladium Trust (a)		89,760	5,786,827
ETFS Platinum Trust (a)		75,973	12,286,354
iShares Gold Trust (a)(n)		2,310,427	37,590,647

		Shares	Value
Investment Companies
United States (concluded)
SPDR Gold Shares (a)		724,017	$117,392,117

			215,411,003

Vietnam — 0.0%
Vinaland Ltd. (a)		1,903,435	1,127,785

Total Investment Companies – 2.1%			216,538,788

		Par
		(000)
Preferred Securities
Capital Trusts
Germany — 0.0%
Deutsche Bank Capital Funding Trust, 5.63% (d)(g)(j)	USD	1,464	1,253,550

Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (g)		6,257	6,166,273

United States — 0.0%
BAC Capital Trust XI, 6.63%, 5/23/36		1,708	1,724,699
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37		794	798,447

			2,523,146

Total Capital Trusts – 0.1%			9,942,969

		Shares
Preferred Stocks
Switzerland — 0.0%
UBS AG, 9.38% (f)		278,025	4,595,753

United Kingdom — 0.1%
HSBC Holdings Plc, 8.00%		256,500	7,005,015

United States — 0.7%
Chesapeake Energy Corp., 5.75% (d)(f)		18,810	19,139,175
General Motors Co., 4.75% (f)		306,650	12,833,302
Health Care REIT, Inc., 6.50% (f)		129,025	6,745,427
PPL Corp. (f):
8.75%,		128,534	6,908,703
9.50%,		140,400	7,608,276
SandRidge Energy, Inc., 7.00%		41,800	5,094,375
US Bancorp, 6.50% (g)		248,764	6,763,893

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012 10

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

		Shares	Value
Preferred Securities
Preferred Stocks (concluded)
United States (concluded)
Wells Fargo & Co., Series L, 7.50% (f)		4,370	$4,879,979

			69,973,130

Total Preferred Stocks – 0.8%			81,573,898

Trust Preferreds
United States — 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40		250,739	6,737,827
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (f)		580,751	13,270,423
Omnicare Capital, 4.00%, 6/15/33		87,281	4,138,247
Wachovia Capital Trust IV, 6.38%, 3/01/67 (f)		22,925	574,023

Total Trust Preferreds – 0.2%			24,720,520

Total Preferred Securities – 1.1%			116,237,387

		Shares
Warrants (o)
Australia — 0.0%
TFS Corp. Ltd. (Expires 7/15/18)		3,613,050	308,320

Canada — 0.0%
Kinross Gold Corp. (Expires 9/13/13) (c)		37,568	19,962

United States — 0.0%
Ford Motor Co. (Expires 1/01/13)		560,613	1,950,933

Total Warrants – 0.0%			2,279,215

Total Long-Term Investments (Cost – $8,109,161,330) – 86.3%			9,035,055,849

		Par
		(000)
Short-Term Securities
Foreign Agency Obligations
Bank Negara Malaysia Monetary Notes, 2.82%, 4/03/12 (p)	MYR	56,913	18,573,469
Japan Treasury Discount Bill, 0.10%, 5/14/12 (p)	JPY	1,830,000	22,106,860
Malaysia Government Bond, Series 0109, 2.51%, 8/27/12	MYR	129,521	42,189,304
Mexico Cetes, 4.48%, 5/03/12 (p)	MXN	251,500	19,579,125

		Par
		(000)	Value
Short-Term Securities
Foreign Agency Obligations (concluded)
Singapore Treasury Bill, 0.31%, 5/03/12 (p)	SGD	25,070	$19,937,950

Total Foreign Agency Obligations – 1.2%			122,386,708

		Shares
Money Market Funds
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (n)(q)		3,265,451	3,265,451

		Beneficial
		Interest
		(000)
BlackRock Liquidity Series, LLC Money Market Series, 0.24% (n)(q)(r)	USD	51,690	51,689,889

Total Money Market Funds – 0.5%			54,955,340

		Par
		(000)
Time Deposits
Australia — 0.0%
JPMorgan Chase & Co., 3.34%, 4/03/12	AUD	550	569,845

Europe — 0.0%
JPMorgan Chase & Co., 0.05%, 4/03/12	EUR	1,603	2,138,219

Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 4/03/12	HKD	42	5,389

Japan — 0.0%
Citibank NA, 0.01%, 4/03/12	JPY	31,499	380,565

South Africa — 0.0%
Brown Brothers Harriman & Co., 4.25%, 4/03/12	ZAR	930	121,244

United Kingdom — 0.0%
JPMorgan Chase & Co., 0.06%, 4/03/12	GBP	93	148,791

United States — 0.0%
Brown Brothers Harriman & Co., 0.07%, 4/02/12	USD	16	15,798

Total Time Deposits – 0.0%			3,379,851

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012 11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

		Par
		(000)	Value
Short-Term Securities
US Treasury Obligations
US Treasury Bills (p):
0.02% - 0.04%, 4/05/12	USD	13,200	$13,199,948
0.01% - 0.05%, 4/12/12		94,750	94,749,193
0.02% - 0.10%, 4/19/12		63,700	63,698,083
0.06% - 0.08%, 5/03/12		75,650	75,645,940
0.02% - 0.11%, 5/10/12		131,460	131,449,519
0.01% - 0.10%, 5/17/12		80,530	80,523,424
0.01% - 0.07%, 5/24/12		84,830	84,823,209
0.04%, 5/31/12		6,300	6,299,433
0.03% - 0.08%, 6/07/12		202,140	202,117,767
0.03% - 0.10%, 6/14/12		182,400	182,377,746
0.04% - 0.10%, 6/21/12		186,830	186,804,405
0.05% - 0.09%, 6/28/12		47,200	47,192,023
0.06%, 7/05/12		56,290	56,279,361
0.06%, 7/12/12		26,800	26,794,372
0.09%, 8/02/12		16,900	16,894,558

Total US Treasury Obligations — 12.1%			1,268,848,981

Total Short-Term Securities (Cost – $1,451,762,979) – 13.8%			1,449,570,880

		Contracts
Options Purchased
Exchange-Traded Call Options — 0.0%
Apple, Inc., Strike Price USD 510.00, Expires 4/21/12		15	136,425
Intel Corp., Strike Price USD 27.00, Expires 7/21/12		4,095	763,718
Microsoft Corp., Strike Price USD 32.00, Expires 5/19/12		439	44,339
S&P 500 Index:
Strike Price USD 1,385.00, Expires 4/21/12		201	645,210
Strike Price USD 1,390.00, Expires 5/19/12		200	766,000

			2,355,692

Exchange-Traded Put Options - 0.0%
ConocoPhillips:
Strike Price USD 70.00, Expires 8/18/12		7,645	1,486,952
Strike Price USD 70.00, Expires 1/19/13		7,489	3,033,045
Mead Johnson Nutrition Corp., Strike Price USD 65.00, Expires 5/19/12		303	3,333
NASDAQ 100 Stock Index, Strike Price USD 2,500.00, Expires 4/21/12		602	171,570
S&P 500 Index, Strike Price USD 1,300.00, Expires 4/21/12		438	71,175

	Contracts	Value
Options Purchased
Exchange-Traded Put Options (concluded)
Union Pacific Corp., Strike Price USD 105.00, Expires 5/19/12	1,218	$350,175

		5,116,250

Over-the-Counter Call Options — 0.1%
Deutsche Borse AG German Stock Index, Strike Price USD 7,258.78, Expires 9/21/12, Broker Goldman Sachs International	1,768	432,533
MSCI Europe Excluding United Kingdom Index:
Strike Price USD 102.90, Expires 6/15/12, Broker Deutsche Bank AG	92,381	36,633
Strike Price USD 104.71, Expires 6/15/12, Broker Goldman Sachs International	197,945	42,494
Strike Price USD 99.43, Expires 7/12/12, Broker Credit Suisse International	287,953	459,828
Strike Price USD 86.70, Expires 9/21/12, Broker JPMorgan Chase Bank NA	101,867	1,050,531
Nikkei 225 Index, Strike Price USD 9,774.71, Expires 12/14/12, Broker Citibank NA	2,135	1,881,505
S&P 500 Index:
Strike Price USD 1,410.47, Expires 8/17/12, Broker JPMorgan Chase Bank NA	14,964	717,394
Strike Price USD 1,412.15, Expires 8/17/12, Broker UBS AG	12,563	590,270
Strike Price USD 1,425.00, Expires 9/21/12, Broker Bank of America NA	18,593	898,722
Taiwan Taiex Index:
Strike Price USD 9,041.74, Expires 9/19/12, Broker JPMorgan Chase Bank NA	28,871	36,034
Strike Price USD 9,047.46, Expires 9/19/12, Broker Citibank NA	43,145	53,237
Strike Price USD 8,818.93, Expires 3/20/13, Broker Citibank NA	29,417	177,330
Strike Price USD 8,807.55, Expires 6/19/13, Broker Credit Suisse International	29,455	240,735
Strike Price USD 8,646.24, Expires 9/18/13, Broker Credit Suisse International	24,912	247,827
Strike Price USD 8,807.55, Expires 9/18/13, Broker Credit Suisse International	14,728	127,901

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012 12

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Purchased
Over-the-Counter Call Options (concluded)
Taiwan Taiex Index (concluded):
Strike Price USD 8,646.11, Expires 12/18/13, Broker JPMorgan Chase Bank NA	49,746	$494,933
Tokyo Stock Price Index, Strike Price USD 825.00, Expires 6/08/12, Broker Morgan Stanley International	2,539,901	1,245,374

		8,733,281

Over-the-Counter Put Options — 0.1%
Antofagasta Plc:
Strike Price GBP 12.76, Expires 4/27/12, Broker Morgan Stanley International	169,268	345,218
Strike Price GBP 12.96, Expires 4/30/12, Broker Morgan Stanley International	162,831	382,502
CAC 40 Index:
Strike Price USD 2,850.00, Expires 5/18/12, Broker JPMorgan Chase Bank NA	7,227	101,922
Strike Price USD 2,850.00, Expires 5/18/12, Broker UBS AG	7,235	102,035
Strike Price USD 3,350.00, Expires 5/18/12, Broker JPMorgan Chase Bank NA	7,227	770,774
Strike Price USD 3,350.00, Expires 5/18/12, Broker UBS AG	7,235	771,627
Deutsche Borse AG German Stock Index:
Strike Price USD 5,500.00, Expires 5/18/12, Broker BNP Paribas	1,874	16,655
Strike Price USD 5,500.00, Expires 5/18/12, Broker JPMorgan Chase Bank NA	1,876	16,673
Strike Price USD 6,500.00, Expires 5/18/12, Broker BNP Paribas	1,874	137,895
Strike Price USD 6,500.00, Expires 5/18/12, Broker JPMorgan Chase Bank NA	1,876	138,043
Freeport-McMoRan Copper & Gold, Inc., Strike Price USD 41.36, Expires 4/30/12, Broker Credit Suisse International	115,081	438,629
Rio Tinto Plc, Strike Price GBP 35.30, Expires 4/27/12, Broker Morgan Stanley International	178,376	466,800
Russell 2000 Index:
Strike Price USD 703.15, Expires 4/20/12, Broker Goldman Sachs International	15,422	5,620

		Contracts	Value
Options Purchased
Over-the-Counter Put Options (concluded)
Russell 2000 Index (concluded):
Strike Price USD 701.68, Expires 5/18/12, Broker Morgan Stanley International		12,824	$37,856
Strike Price USD 785.75, Expires 6/12/12, Broker Credit Suisse International		21,077	419,568
Strike Price USD 782.56, Expires 7/20/12, Broker BNP Paribas		10,751	295,088
Strike Price USD 807.90, Expires 8/17/12, Broker BNP Paribas		15,173	630,913
Strike Price USD 800.00, Expires 9/13/12, Broker Bank of America NA		24,983	1,097,465
Strike Price USD 804.79, Expires 10/19/12, Broker JPMorgan Chase Bank NA		15,154	794,724

			6,970,007

		Notional
		Amount
		(000)
Over-the-Counter Interest Rate Put Swaptions — 0.0%
Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, expiring 8/17/12, Broker Deutsche Bank AG	JPY	3,301,281	2,230

Total Options Purchased (Cost – $37,845,661) – 0.2%			23,177,460

Total Investments Before Structured Options and Options Written (Cost – $9,598,769,970*) – 100.3%			10,507,804,189

		Units
Over-the-Counter Structured Options
United States – 0.0%
Taiwan Taiex Index:
Initial Reference Strike Price TWD 8,571.82, One written put strike USD 243.41, One call strike USD 290.81, Expires 12/19/12 , Broker Citibank NA		29,421	(173,135)
Initial Reference Strike Price 8,775.89, One written put strike 7,345.42, 1.45 call strike 8,775.89, Expires 12/19/12 , Broker Citibank NA		28,888	(280,879)

Total Over-the-Counter Structured Options (Premiums Received – $—) – (0.0)%			(454,014)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012 13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

	Contracts
Options Written
Exchange-Traded Call Options — (0.2)%
Activision Blizzard, Inc., Strike Price USD 12.50, Expires 1/19/13	2,246	$(303,210)
Apple, Inc., Strike Price USD 450.00, Expires 1/19/13	587	(9,747,135)
Applied Materials, Inc., Strike Price USD 12.00, Expires 7/21/12	8,719	(789,070)
Cisco Systems, Inc., Strike Price USD 20.00, Expires 1/19/13	2,984	(723,620)
Corning, Inc., Strike Price USD 17.50, Expires 1/19/13	10,483	(461,252)
Dell, Inc., Strike Price USD 15.00, Expires 1/19/13	1,016	(269,748)
Electronic Arts, Inc., Strike Price USD 20.00, Expires 1/19/13	2,802	(277,398)
EMC Corp., Strike Price USD 25.00, Expires 1/19/13	1,296	(767,880)
International Business Machines Corp., Strike Price USD 200.00, Expires 1/19/13	503	(940,610)
Juniper Networks, Inc., Strike Price USD 23.00, Expires 7/21/12	4,955	(872,080)
Mattel, Inc., Strike Price USD 35.00, Expires 1/19/13	835	(137,775)
McDonald’s Corp., Strike Price USD 105.00, Expires 1/19/13	484	(116,644)
NetApp, Inc., Strike Price USD 42.00, Expires 1/19/13	2,616	(1,831,200)
Oracle Corp., Strike Price USD 30.00, Expires 1/19/13	3,770	(887,835)
Polycom, Inc., Strike Price USD 27.50, Expires 7/21/12	1,828	(27,420)
QUALCOMM, Inc., Strike Price USD 65.00, Expires 4/21/12	818	(304,705)
Ralph Lauren Corp., Strike Price USD 170.00, Expires 4/21/12	63	(40,635)
SanDisk Corp., Strike Price USD 50.00, Expires 1/19/13	1,077	(702,742)
Sara Lee Corp., Strike Price USD 20.00, Expires 4/21/12	6,163	(986,080)
SM Energy Corp., Strike Price USD 85.00, Expires 5/19/12	505	(17,675)
Universal Health Services, Inc., Strike Price USD 40.00, Expires 7/21/12	1,316	(506,660)
U.S. Bancorp, Strike Price USD 30.00, Expires 6/16/12	1,661	(393,657)
Valeant Pharmaceuticals International, Inc., Strike Price USD 50.00, Expires 1/19/13	518	(497,280)
Vertex Pharmaceuticals, Inc.:
Strike Price USD 35.00, Expires 7/21/12	1,577	(1,253,715)
Strike Price USD 40.00, Expires 1/19/13	1,449	(1,188,180)
Whiting Petroleum Corp.:
Strike Price USD 52.50, Expires 1/19/13	1,399	(1,245,110)

	Contracts	Value
Options Written
Exchange-Traded Call Options (concluded)
Strike Price USD 72.50, Expires 1/19/13	605	$(124,025)

		(25,413,341)

Exchange-Traded Put Options — (0.0)%
Apple, Inc., Strike Price USD 475.00, Expires 4/21/12	15	(855)
ConocoPhillips:
Strike Price USD 60.00, Expires 8/18/12	7,645	(393,717)
Strike Price USD 55.00, Expires 1/19/13	7,489	(924,892)
Intel Corp., Strike Price USD 25.00, Expires 7/21/12	4,095	(184,275)
NASDAQ 100 Stock Index, Strike Price USD 2,350.00, Expires 4/21/12	602	(43,645)
Quicksilver Resources, Inc., Strike Price USD 6.00, Expires 6/16/12	2,316	(277,920)

		(1,825,304)

Over-the-Counter Call Options — (0.1)%
Deutsche Borse AG German Stock Index, Strike Price USD 7,828.10, Expires 9/21/12, Broker Goldman Sachs International	1,768	(120,729)
Mattel, Inc., Strike Price USD 33.00, Expires 1/18/13, Broker Morgan Stanley International	71,800	(173,770)
MSCI Europe Excluding United Kingdom Index, Strike Price USD 113.85, Expires 7/12/12, Broker Credit Suisse International	287,953	(9,077)
Nikkei 225 Index, Strike Price USD 10,828.27, Expires 12/14/12, Broker Citibank NA	2,135	(740,717)
Russell 2000 Index:
Strike Price USD 771.17, Expires 4/20/12, Broker Goldman Sachs International	15,422	(943,660)
Strike Price USD 786.96, Expires 5/18/12, Broker Morgan Stanley International	12,824	(703,351)
Strike Price USD 804.63, Expires 6/12/12, Broker Credit Suisse International	21,077	(1,011,780)
Strike Price USD 813.83, Expires 7/20/12, Broker BNP Paribas Securities	10,751	(534,198)
Strike Price USD 877.51, Expires 8/17/12, Broker BNP Paribas	15,173	(345,406)
Strike Price USD 833.69, Expires 9/13/12, Broker Bank of America NA	24,983	(1,184,094)
Strike Price USD 894.56, Expires 10/19/12, Broker JPMorgan Chase Bank NA	15,154	(386,933)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012 14

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options (concluded)
Unilever NV CVA, Strike Price EUR 26.00, Expires 6/15/12, Broker Morgan Stanley International	190,260	$(149,107)

		(6,302,822)

Over-the-Counter Put Options — (0.1)%
Antofagasta Plc:
Strike Price GBP 10.80, Expires 4/27/12, Broker Morgan Stanley International	169,268	(33,153)
Strike Price GBP 10.97, Expires 4/30/12, Broker Morgan Stanley International	162,831	(48,099)
CAC 40 Index:
Strike Price USD 3,100.00, Expires 5/18/12, Broker JPMorgan Chase Bank NA	14,454	(561,897)
Strike Price USD 3,100.00, Expires 5/18/12, Broker UBS AG	14,470	(562,519)
Deutsche Borse AG German Stock Index:
Strike Price USD 6,000.00, Expires 5/18/12, Broker BNP Paribas	3,748	(93,964)
Strike Price USD 6,000.00, Expires 5/18/12, Broker JPMorgan Chase Bank NA	3,752	(94,064)
Freeport-McMoRan Copper & Gold, Inc., Strike Price USD 36.05, Expires 4/30/12, Broker Credit Suisse International	115,081	(96,233)
MSCI Europe Excluding United Kingdom Index:
Strike Price USD 98.12, Expires 6/15/12, Broker Deutsche Bank AG	92,381	(437,683)
Strike Price USD 99.84, Expires 6/15/12, Broker Goldman Sachs International	197,945	(1,163,000)
Strike Price USD 92.97, Expires 7/12/12, Broker Credit Suisse International	287,953	(851,202)
Nikkei 225 Index, Strike Price USD 8,877.23, Expires 12/14/12, Broker Citibank NA	2,135	(599,485)
Rio Tinto Plc, Strike Price GBP 29.87, Expires 4/27/12, Broker Morgan Stanley International	178,376	(18,789)
Russell 2000 Index:
Strike Price USD 609.88, Expires 4/20/12, Broker Goldman Sachs International	15,422	(324)
Strike Price USD 611.72, Expires 5/18/12, Broker Morgan Stanley International	12,824	(5,823)

	Contracts	Value
Options Written
Over-the-Counter Put Options (concluded)
Strike Price USD 703.04, Expires 6/12/12, Broker Credit Suisse International	21,077	$(131,859)
Strike Price USD 700.19, Expires 7/20/12, Broker BNP Paribas	10,751	(121,114)
Strike Price USD 725.04, Expires 8/17/12, Broker BNP Paribas	15,173	(291,494)
Strike Price USD 700.00, Expires 9/13/12, Broker Bank of America NA	24,983	(465,166)
Strike Price USD 730.12, Expires 10/19/12, Broker JPMorgan Chase Bank NA	15,154	(451,259)
S&P 500 Index:
Strike Price USD 1,191.58, Expires 8/17/12, Broker UBS AG	12,563	(167,624)
Strike Price USD 1,240.54, Expires 8/17/12, Broker Morgan Stanley International	14,964	(274,455)
Strike Price USD 1,175.00, Expires 9/21/12, Broker Bank of America NA	18,593	(326,286)
Taiwan Taiex Index:
Strike Price USD 7,608.62, Expires 9/19/12, Broker JPMorgan Chase Bank NA	28,871	(437,476)
Strike Price USD 7,758.20, Expires 9/19/12, Broker Citibank NA	43,145	(760,558)
Strike Price USD 7,557.82, Expires 3/20/13, Broker Citibank NA	29,417	(686,886)
Strike Price USD 7,574.49, Expires 6/19/13, Broker Credit Suisse International	29,455	(809,860)
Strike Price USD 6,957.96, Expires 9/18/13, Broker Credit Suisse International	14,728	(344,809)
Strike Price USD 7,176.38, Expires 9/18/13, Broker Credit Suisse International	15,098	(402,050)
Strike Price USD 7,180.59, Expires 12/18/13, Broker JPMorgan Chase Bank NA	30,149	(804,810)
Tokyo Stock Price Index, Strike Price JPY 675.00, Expires 6/08/12, Broker Morgan Stanley International	1,395,550	(13,658)

		(11,055,599)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012 15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
(Percentages shown are based on Net Assets)

		Notional
		Amount
		(000)	Value
Over-the-Counter Interest Rate Put Swaptions — (0.0)%
Receive a fixed rate of 3.15% and pay a floating rate based on 3-month LIBOR, expiring 4/30/13, Broker Morgan Stanley & Co., Inc.	JPY	3,301,281	$(72,710)

Total Options Written (Premiums Received – $42,930,849) – (0.4)%			(44,669,776)

Total Investments, Net of Structured Options and Options Written – 99.9%			10,462,680,399
Other Assets Less Liabilities – 0.1%			8,692,087

Net Assets – 100.0%			$10,471,372,486

* As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost			$9,656,680,896

Gross unrealized appreciation			$1,221,280,970
Gross unrealized depreciation			(370,157,677)

Net unrealized appreciation			$851,123,293

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding options written.
(c)	Security, or a portion of security, is on loan.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012 16

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

(d)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	All or a portion of security has been pledged as collateral in connection with swaps.
(f)	Convertible security.
(g)	Variable rate security. Rate shown is as of report date.
(h)	Issuer filed for bankruptcy and/or is in default of interest payments.
(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(j)	Security is perpetual in nature and has no stated maturity date.
(k)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(l)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(m)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(n)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2012	Value at March 31, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,001,683	—	(1,376,232)[1]	3,625,451	$3,265,451	—	$449
BlackRock Liquidity Series, LLC Money Market Series	$62,810,683	—	$(11,120,794)[1]	$51,689,889	$51,689,889	—	$105,490
iShares Gold Trust	2,238,615	71,812	—	2,310,427	$37,590,647	—	—
iShares Silver Trust[2]	81,751	—	(81,751)	—	—	$666,275	—

[1]	Represents net shares/beneficial interest sold.
[2]	No longer held by the Fund as of report date.

(o)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(p)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(q)	Represents the current yield as of report date.
(r)	Security was purchased with the cash collateral from loaned securities.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012 17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi (offshore)
CNY	Chinese Renminbi
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
SGD	Singapore Dollar
SPDR	Standard and Poor's Depositary Receipts
THB	Thai Baht
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

•	Financial futures contracts purchased as of March 31, 2012 were as follows:

						Unrealized
					Notional	Appreciation
Contracts	Issue	Exchange	Expiration		Value	(Depreciation)
24	Hang Seng Index	Hong Kong Futures Exchange	April 2012	HKD	24,600,000	$(31,463)
301	MSCI Taiwan Index	Stock Exchange of Singapore	April 2012	USD	8,497,230	(118,594)
20	SGX MSCI Singapore Index	Stock Exchange of Singapore	April 2012	SGD	1,380,000	(7,086)
155	DJ Euro Stoxx 50 Index	Eurex Mercantile	June 2012	EUR	3,733,950	(155,456)
130	Nikkei 225 Index	Chicago Mercantile	June 2012	JPY	660,725,000	338,969
231	S&P 500 E-Mini Index	Chicago Mercantile	June 2012	USD	16,206,960	127,037
15	S&P TSE 60 Index	Montreal Exchange	June 2012	CAD	2,114,100	(545)

Total						$152,862

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012 18

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Foreign currency exchange contracts as of March 31, 2012 were as follows:

						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
HKD	1,948,694	USD	250,962	Brown Brothers Harriman	4/02/12	$(21)
USD	5,833,949	EUR	4,401,652	JPMorgan Chase Bank NA	4/02/12	(36,532)
USD	624,852	JPY	51,322,811	Barclays Bank Plc	4/02/12	4,786
USD	326,219	THB	10,063,856	Brown Brothers Harriman	4/02/12	—
MYR	56,913,000	USD	18,557,175	HSBC Securities	4/03/12	20,596
USD	148,894	GBP	93,024	Brown Brothers Harriman	4/03/12	102
USD	6,014,919	GBP	3,761,675	Credit Suisse Securities (USA) LLC	4/03/12	(1,884)
USD	383,157	JPY	31,499,351	Brown Brothers Harriman	4/03/12	2,592
USD	396,490	JPY	32,672,379	Deutsche Bank Securities, Inc.	4/03/12	1,753
USD	36,893,730	MYR	113,826,000	HSBC Securities	4/03/12	(261,810)
USD	455,908	THB	14,069,318	Brown Brothers Harriman	4/03/12	(148)
JPY	1,248,832,000	USD	15,200,000	Deutsche Bank Securities, Inc.	4/05/12	(111,773)
JPY	963,948,400	USD	11,600,000	Deutsche Bank Securities, Inc.	4/05/12	46,300
USD	39,139,832	JPY	3,153,926,832	Deutsche Bank Securities, Inc.	4/05/12	1,034,496
USD	9,784,509	MYR	29,900,480	Brown Brothers Harriman	4/05/12	24,274
KRW	7,475,220,000	USD	6,589,000	Deutsche Bank Securities, Inc.	4/06/12	6,890
CNH	21,812,005	USD	3,457,010	UBS AG	4/11/12	(4,148)
CNH	156,312,595	USD	24,456,440	UBS AG	4/11/12	287,998
NOK	123,233,140	USD	21,581,986	Deutsche Bank Securities, Inc.	4/12/12	50,296
NOK	100,347,120	USD	17,580,084	UBS AG	4/12/12	34,798
USD	28,948,416	EUR	21,993,600	Credit Suisse Securities (USA) LLC	4/12/12	(385,562)
USD	7,174,396	EUR	5,452,000	UBS AG	4/12/12	(97,213)
CNY	201,819,426	USD	31,961,268	Credit Suisse Securities (USA) LLC	4/13/12	80,288
TWD	352,020,000	USD	11,912,690	HSBC Securities	4/13/12	14,867
USD	25,056,658	EUR	18,701,790	UBS AG	4/13/12	113,028
USD	45,303,931	GBP	28,371,700	Deutsche Bank Securities, Inc.	4/13/12	(73,699)
USD	18,415,713	GBP	11,553,000	JPMorgan Chase Bank NA	4/13/12	(62,127)
USD	29,676,046	AUD	29,050,871	Credit Suisse Securities (USA) LLC	4/16/12	(372,020)
CAD	15,090,011	USD	15,232,127	Credit Suisse Securities (USA) LLC	4/19/12	(108,607)
CAD	7,783,171	USD	7,856,393	Deutsche Bank Securities, Inc.	4/19/12	(55,938)
USD	21,443,756	EUR	16,398,070	Deutsche Bank Securities, Inc.	4/19/12	(427,831)
USD	31,988,424	GBP	20,342,400	JPMorgan Chase Bank NA	4/19/12	(545,901)
CHF	9,387,649	EUR	7,737,860	Credit Suisse Securities (USA) LLC	4/20/12	80,755
CHF	19,321,890	EUR	15,951,367	UBS AG	4/20/12	132,716
SGD	15,705,840	USD	12,534,789	JPMorgan Chase Bank NA	4/20/12	(40,415)
USD	23,677,777	JPY	1,980,113,280	Credit Suisse Securities (USA) LLC	4/20/12	(248,649)
USD	12,637,122	JPY	1,057,474,400	Deutsche Bank Securities, Inc.	4/20/12	(140,723)
USD	9,400,000	AUD	9,107,821	JPMorgan Chase Bank NA	4/26/12	(9,805)
USD	16,800,000	AUD	16,223,968	JPMorgan Chase Bank NA	4/26/12	38,100
USD	10,298,216	AUD	9,864,475	UBS AG	4/26/12	106,669
USD	23,390,191	EUR	17,690,090	Credit Suisse Securities (USA) LLC	4/26/12	(205,382)
USD	16,409,448	EUR	12,407,900	Deutsche Bank Securities, Inc.	4/26/12	(140,581)
CHF	17,302,110	EUR	14,355,619	UBS AG	4/27/12	24,126
SGD	27,696,749	USD	21,887,569	HSBC Securities	4/27/12	145,984
USD	9,864,169	GBP	6,226,200	Deutsche Bank Securities, Inc.	4/27/12	(93,100)
USD	13,032,555	GBP	8,227,000	Goldman Sachs & Co.	4/27/12	(124,499)
USD	19,766,574	MXN	251,500,000	UBS AG	5/03/12	165,684
JPY	850,000,000	USD	10,967,742	Credit Suisse Securities (USA) LLC	5/14/12	(694,776)
USD	35,031,306	JPY	2,680,000,000	Credit Suisse Securities (USA) LLC	5/14/12	2,641,247
USD	689,614	AUD	670,700	Goldman Sachs & Co.	5/15/12	(1,867)
AUD	28,239,000	USD	27,562,676	JPMorgan Chase Bank NA	11/15/12	1,006,641
USD	14,772,921	AUD	14,631,000	Goldman Sachs & Co.	11/15/12	(29,221)
USD	14,483,098	AUD	14,279,050	Goldman Sachs & Co.	11/15/12	37,023
USD	27,597,975	AUD	28,239,000	JPMorgan Chase Bank NA	11/15/12	(971,343)

Total						$856,434

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012 19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Interest rate swaps outstanding as of March 31, 2012 were as follows:

				Notional	Unrealized
Fixed	Floating		Expiration	Amount	Appreciation
Rate	Rate	Counterparty	Date	(000)	(Depreciation)
1.63%(1)	3-Month LIBOR	UBS AG	9/12/15	$121,563	$265,396
1.32%(1)	3-Month LIBOR	JPMorgan Chase Bank NA	9/15/15	$13,000	(12,480)
1.26%(1)	3-Month LIBOR	UBS AG	9/15/15	$5,250	(7,853)
1.31%(1)	3-Month LIBOR	UBS AG	9/15/15	$12,000	(12,571)
1.57%(1)	3-Month LIBOR	UBS AG	9/15/15	$116,897	178,174
1.56%(1)	3-Month LIBOR	Bank of America NA	9/23/15	$119,198	153,754

Total					$564,420

(1)	Fund pays a floating interest rate and receives fixed rate.

•	Total return swaps outstanding as of March 31, 2012 were as follows:

	Fund
	Pays/Receives
	the Total Return
	of the Reference	Fixed			Expiration	Contract		Unrealized
Reference Entity	Entity	Amount		Counterparty	Date	Amount		Appreciation
HSCEI Dividend Point Index Futures December 2012	Receives	HKD	35,228,625	Citibank NA	12/31/12	HKD	2,085	$742,085
SGX Nikkei Stock Average Dividend Point Index Futures December 2012	Receives	JPY	35,034,750	Citibank NA	3/29/13	JPY	161	471,464
SGX Nikkei Stock Average Dividend Point Index Futures December 2012	Receives	JPY	434,255,500	Citibank NA	3/31/14	JPY	265	411,629

Total								$1,625,178

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012 20

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer Fund’s most recent financial statements as contained in its annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012 21

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Argentina	$10,189,497	—	—	$10,189,497
Australia	—	$99,851,587	—	99,851,587
Austria	—	2,052,014	—	2,052,014
Belgium	—	4,787,935	—	4,787,935
Brazil	229,067,343	—	—	229,067,343
Canada	252,528,670	—	$4	252,528,674
Chile	5,051,428	—	—	5,051,428
China	—	109,983,829	—	109,983,829
Egypt	5,234,011	—	—	5,234,011
France	11,317,566	120,542,195	—	131,859,761
Germany	2,401,372	246,054,719	—	248,456,091
Hong Kong	—	69,648,629	—	69,648,629
India	—	37,970,388	—	37,970,388
Indonesia	—	9,666,777	—	9,666,777
Ireland	7,895,737	—	—	7,895,737
Israel	24,342,251	—	—	24,342,251
Italy	—	49,255,678	—	49,255,678
Japan	—	671,904,889	—	671,904,889
Kazakhstan	13,940,472	474,474	—	14,414,946
Luxembourg	—	1,555,483	—	1,555,483
Malaysia	—	41,660,515	—	41,660,515
Mexico	26,361,374	—	—	26,361,374
Netherlands	8,391,366	30,608,932	—	39,000,298
Norway	—	23,543,799	—	23,543,799
Philippines	4,484,832	—	—	4,484,832
Portugal	—	3,181,060	—	3,181,060
Russia	45,394,345	44,814,760	—	90,209,105
Singapore	—	87,114,350	—	87,114,350
South Africa	18,626,188	5,651,169	—	24,277,357
South Korea	20,227,016	65,928,245	—	86,155,261
Spain	2,177,705	11,746,028	—	13,923,733
Sweden	—	9,294,105	—	9,294,105
Switzerland	6,810,576	97,198,924	—	104,009,500
Taiwan	12,218,703	49,494,878	—	61,713,581
Thailand	28,922,364	15,484	—	28,937,848
Turkey	—	27,377,623	—	27,377,623
United Kingdom	80,401,502	212,786,019	—	293,187,521
United States	3,507,809,078	—	—	3,507,809,078
Asset-Backed Securities	—	5,780,319	—	5,780,319
Corporate Bonds	—	646,907,387	37,423,217	684,330,604
Floating Rate
Loan Interests	—	—	19,956,319	19,956,319
Foreign Agency Obligations	—	798,494,524	—	798,494,524

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets (concluded)
Non-Agency Mortgage- Backed Securities	—	$9,148,515	—	$9,148,515
U.S. Treasury Obligations	—	724,332,290	—	724,332,290
Investment Companies	$216,538,788	—	—	216,538,788
Preferred Securities	77,465,115	38,772,272	—	116,237,387
Warrants	1,970,895	308,320	—	2,279,215
Short Term Investments:
Foreign Agency Obligations	—	122,386,708	—	122,386,708
Money Market Funds	3,265,451	51,689,889	—	54,955,340
Total Time Deposits	3,379,851	—	—	3,379,851
US Treasury Obligations	—	1,268,848,981	—	1,268,848,981

Total	$4,626,413,496	5,800,833,693	$57,379,540	$10,484,626,729

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$7,937,948	$15,703,288	—	$23,641,236
Foreign Currency exchange contracts	—	6,102,009	—	6,102,009
Interest rate contracts	—	599,554	—	599,554
Other contracts	—	1,625,178	—	1,625,178
Liabilities:
Equity contracts	(27,551,789)	(17,358,421)	$(454,014)	(45,364,224)
Foreign currency exchange contracts	—	(5,245,575)	—	(5,245,575)
Interest rate contracts	—	(105,614)	—	(105,614)

Total	$(19,613,841)	$1,320,419	$(454,014)	$(18,747,436)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012 22

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign Currency	$696,304	—	—	$696,304
Liabilities:
Bank Overdraft	(5,986,887)	—	—	$(5,986,887)
Collateral on Securities Loaned at Value	(51,689,889)	—	—	(51,689,889)

Total	$(56,980,472)	—	—	$(56,980,472)

There were no transfers between levels during the period ended March 31, 2012.

Certain of the Fund's investments and derivative financial instruments are categorized as Level 3 investments and derivative financial instruments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments and derivative financial instruments.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2012 23

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
Date:	May 25, 2012

By:	/s/ Elizabeth Strouse
Elizabeth Strouse
Principal Financial Officer
Date:	May 25, 2012